UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

*	Effective as of the close of business on August 8, 2014, MFS New Discovery Portfolio, a series of the Registrant, was reorganized into MFS New Discovery Series, a series of MFS Variable Insurance Trust, MFS Utilities Portfolio, a series of the Registrant, was reorganized into MFS Utilities Series, a series of MFS Variable Insurance Trust, and MFS Value Portfolio, a series of the Registrant was reorganized into MFS Value Series, a series of MFS Variable Insurance Trust. Each of MFS New Discovery Portfolio, MFS Utilities Portfolio, and MFS Value Portfolio will be terminated as series of the Registrant.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

June 30, 2014

MFS® TECHNOLOGY PORTFOLIO

MFS® Variable Insurance Trust II

TKS-SEM

MFS® TECHNOLOGY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Technology Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

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MFS Technology Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Google, Inc., “A”	6.3%
Apple, Inc.	5.5%
Oracle Corp.	5.0%
Google, Inc., “C”	4.8%
Hewlett-Packard Co.	4.7%
Visa, Inc., “A”	4.3%
Amazon.com, Inc.	3.9%
Facebook, Inc., “A”	3.7%
Priceline Group, Inc.	3.6%
EMC Corp.	3.6%

Top five industries (i)
Internet	21.4%
Computer Software-Systems	15.9%
Computer Software	10.6%
Electronics (s)	7.8%
Other Banks & Diversified Financials	7.4%

(i)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value.
(s)	Includes securities sold short.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

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MFS Technology Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.94%	$1,000.00	$1,031.75	$4.74
	Hypothetical (h)	0.94%	$1,000.00	$1,020.13	$4.71
Service Class	Actual	1.19%	$1,000.00	$1,029.95	$5.99
	Hypothetical (h)	1.19%	$1,000.00	$1,018.89	$5.96

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Expense ratios include 0.03% of investment related expenses from short sales that are outside of the expense limitation arrangement (See Notes 2 and 3 of the Notes to Financial Statements).

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MFS Technology Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 96.4%
Broadcasting – 6.3%
Discovery Communications, Inc., “C” (a)	13,465	$977,424
Time Warner, Inc.	21,130	1,484,382
Twenty-First Century Fox, Inc.	54,829	1,927,239
Viacom, Inc., “B”	1,850	160,451
Walt Disney Co.	7,687	659,083

		$5,208,579

Brokerage & Asset Managers – 1.0%
Intercontinental Exchange, Inc.	4,193	$792,058

Business Services – 5.8%
Accenture PLC, “A”	6,628	$535,808
Cognizant Technology Solutions Corp., “A” (a)	23,200	1,134,712
Concur Technologies, Inc. (a)	5,140	479,768
Fidelity National Information Services, Inc.	16,428	899,269
FleetCor Technologies, Inc. (a)	6,438	848,528
Gartner, Inc. (a)	6,158	434,262
IHS, Inc., “A” (a)	3,584	486,241

		$4,818,588

Cable TV – 0.9%
Time Warner Cable, Inc.	5,118	$753,881

Computer Software – 10.6%
Citrix Systems, Inc. (a)	5,250	$328,388
Microsoft Corp.	16,210	675,957
Oracle Corp.	102,317	4,146,908
Qlik Technologies, Inc. (a)	21,120	477,734
Red Hat, Inc. (a)	4,911	271,431
Salesforce.com, Inc. (a)	43,045	2,500,054
TIBCO Software, Inc. (a)	16,865	340,167

		$8,740,639

Computer Software – Systems – 17.5%
Apple, Inc. (s)	48,812	$4,536,099
CDW Corp.	25,416	810,262
EMC Corp.	111,634	2,940,440
Guidewire Software, Inc. (a)	9,970	405,380
Hewlett-Packard Co. (s)	116,140	3,911,595
Ingram Micro, Inc., “A” (a)	18,123	529,373
Qualys, Inc. (a)	10,160	260,807
Splunk, Inc. (a)	1,130	62,523
SS&C Technologies Holdings, Inc. (a)	9,740	430,703
Vantiv, Inc., “A” (a)	17,177	577,491

		$14,464,673

Consumer Services – 3.6%
Priceline Group, Inc. (a)	2,453	$2,950,959

Electrical Equipment – 2.8%
Amphenol Corp., “A”	10,190	$981,705
TE Connectivity Ltd.	17,650	1,091,476
W.W. Grainger, Inc.	1,093	277,917

		$2,351,098

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 8.8%
Aeroflex Holding Corp. (a)	31,840	$334,320
Altera Corp.	62,247	2,163,706
Broadcom Corp., “A”	13,329	494,772
JDS Uniphase Corp. (a)	141,192	1,760,664
Mellanox Technologies Ltd. (a)	7,309	254,792
Microchip Technology, Inc.	40,170	1,960,698
Rubicon Technology, Inc. (a)	30,234	264,547

		$7,233,499

Entertainment – 0.5%
AMC Networks, Inc., “A” (a)	7,270	$447,032

Internet – 21.4%
ChannelAdvisor Corp. (a)	12,023	$316,926
eBay, Inc. (a)	40,868	2,045,852
Facebook, Inc., “A “ (a)	45,082	3,033,568
Google, Inc., “A” (a)(s)	8,923	5,217,010
Google, Inc., “C” (a)	6,847	3,938,942
LinkedIn Corp., “A” (a)	7,331	1,257,047
Yahoo!, Inc. (a)	34,074	1,197,020
Yelp, Inc. (a)	8,520	653,314

		$17,659,679

Network & Telecom – 5.1%
CommScope Holding Co., Inc. (a)	7,610	$176,019
Finisar Corp. (a)	8,113	160,232
Juniper Networks, Inc. (a)	41,968	1,029,895
Qualcomm, Inc.	36,098	2,858,962

		$4,225,108

Other Banks & Diversified Financials – 7.4%
MasterCard, Inc., “A”	34,819	$2,558,152
Visa, Inc., “A”	16,941	3,569,638

		$6,127,790

Specialty Stores – 3.9%
Amazon.com, Inc. (a)	10,006	$3,249,749

Telecommunications – Wireless – 0.8%
American Tower Corp., REIT	7,228	$650,375

Total Common Stocks (Identified Cost, $59,922,975)		$79,673,707

Issuer/Expiration Date/Strike Price	Number of Contracts
PUT OPTIONS PURCHASED – 0.2%
Computer Software – Systems – 0.2%
International Business Machines Corp. – January 2015 @ $195	54	$103,680
International Business Machines Corp. – July 2014 @ $200	32	59,680

Total Put Options Purchased (Premiums Paid, $140,341)		$163,360

4

MFS Technology Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 2.8%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	2,311,863	$2,311,863

Total Investments (Identified Cost, $62,375,179)		$82,148,930

Issuer/Expiration Date/Strike Price	Number of Contracts
CALL OPTIONS WRITTEN – 0.0%
Business Services – 0.0%
Accenture PLC, “A” – July 2014 @ $85 (Proceeds Received $3,662)	(39)	$(390)

Issuer	Shares/Par
SECURITIES SOLD SHORT – (0.9)%
Electronics – (0.9)%
International Rectifier Corp. (a)	(8,800)	$(245,520)
Texas Instruments, Inc.	(11,000)	(525,690)

Total Securities Sold Short (Proceeds Received, $644,344)		$(771,210)

OTHER ASSETS, LESS LIABILITIES – 1.5%		1,252,248

Net Assets – 100.0%		$82,629,578

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At June 30, 2014, the fund had cash collateral of $1,165,023 and other liquid securities with an aggregate value of $247,645 to cover any commitments for securities sold short and certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

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MFS Technology Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $60,063,316)	$79,837,067
Underlying affiliated funds, at cost and value	2,311,863
Total investments, at value (identified cost, $62,375,179)	$82,148,930
Deposits with brokers	1,165,023
Receivables for
Fund shares sold	189,724
Dividends	36,526
Other assets	460
Total assets		$83,540,663
Liabilities
Payables for
Securities sold short, at value (proceeds received, $644,344)	$771,210
Fund shares reacquired	94,910
Written options outstanding, at value (premiums received, $3,662)	390
Payable to affiliates
Investment adviser	6,639
Shareholder servicing costs	117
Distribution and/or service fees	1,837
Payable for independent Trustees’ compensation	73
Accrued expenses and other liabilities	35,909
Total liabilities		$911,085
Net assets		$82,629,578
Net assets consist of
Paid-in capital	$60,165,599
Unrealized appreciation (depreciation) on investments	19,650,157
Accumulated net realized gain (loss) on investments	2,930,321
Accumulated net investment loss	(116,499)
Net assets		$82,629,578
Shares of beneficial interest outstanding		7,699,656

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$15,173,243	1,373,521	$11.05
Service Class	67,456,335	6,326,135	10.66

See Notes to Financial Statements

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MFS Technology Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment loss
Income
Dividends	$318,814
Dividends from underlying affiliated funds	1,029
Total investment income		$319,843
Expenses
Management fee	$288,118
Distribution and/or service fees	77,135
Shareholder servicing costs	4,814
Administrative services fee	10,258
Independent Trustees’ compensation	1,387
Custodian fee	8,004
Shareholder communications	5,030
Audit and tax fees	27,096
Legal fees	331
Dividend and interest expense on securities sold short	10,143
Miscellaneous	5,523
Total expenses		$437,839
Fees paid indirectly	(4)
Reduction of expenses by investment adviser	(1,493)
Net expenses		$436,342
Net investment loss		$(116,499)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$1,396,200
Written options	101,450
Securities sold short	32,830
Net realized gain (loss) on investments		$1,530,480
Change in unrealized appreciation (depreciation)
Investments	$962,058
Written options	3,272
Securities sold short	10,477
Net unrealized gain (loss) on investments		$975,807
Net realized and unrealized gain (loss) on investments		$2,506,287
Change in net assets from operations		$2,389,788

See Notes to Financial Statements

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MFS Technology Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited	)	Year ended 12/31/13
Change in net assets
From operations
Net investment loss	$(116,499)		$(256,618)
Net realized gain (loss) on investments and foreign currency	1,530,480		1,805,834
Net unrealized gain (loss) on investments	975,807		16,035,792
Change in net assets from operations	$2,389,788		$17,585,008
Distributions declared to shareholders
From net realized gain on investments	$—		$(56,282)
Change in net assets from fund share transactions	$6,432,861		$11,248,784
Total change in net assets	$8,822,649		$28,777,510
Net assets
At beginning of period	73,806,929		45,029,419
At end of period (including accumulated net investment loss of $116,499 and $0, respectively)	$82,629,578		$73,806,929

See Notes to Financial Statements

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MFS Technology Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010		2009
	(unaudited)
Net asset value, beginning of period	$10.71		$7.93	$6.92	$6.84	$5.67		$3.21
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.02)	$(0.04)	$(0.05)	$(0.00	)(w)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.35		2.81	1.05	0.13	1.17		2.46
Total from investment operations	$0.34		$2.79	$1.01	$0.08	$1.17		$2.46
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.01)	$—	$—	$—		$—
Net asset value, end of period (x)	$11.05		$10.71	$7.93	$6.92	$6.84		$5.67
Total return (%) (k)(r)(s)(x)	3.17	(n)	35.18	14.60	1.17	20.63		76.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	1.05	1.18	1.28	1.38		1.60
Expenses after expense reductions (f)	0.94	(a)	1.05	1.13	1.08	1.07		1.04
Net investment loss	(0.10	)(a)	(0.27)	(0.51)	(0.77)	(0.07)		(0.05)
Portfolio turnover	19	(n)	48	62	90	140		227
Net assets at end of period (000 omitted)	$15,173		$15,428	$13,019	$14,598	$15,844		$14,542
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.91	(a)	0.95	1.00	1.00	1.00		1.00

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010		2009
	(unaudited)
Net asset value, beginning of period	$10.35		$7.69	$6.73	$6.66	$5.54		$3.14
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.05)	$(0.06)	$(0.08)	$(0.00	)(w)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.33		2.72	1.02	0.15	1.12		2.41
Total from investment operations	$0.31		$2.67	$0.96	$0.07	$1.12		$2.40
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.01)	$—	$—	$—		$—
Net asset value, end of period (x)	$10.66		$10.35	$7.69	$6.73	$6.66		$5.54
Total return (%) (k)(r)(s)(x)	3.00	(n)	34.72	14.26	1.05	20.22		76.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.30	1.48	1.53	1.63		1.85
Expenses after expense reductions (f)	1.19	(a)	1.30	1.42	1.33	1.32		1.29
Net investment loss	(0.35	)(a)	(0.52)	(0.74)	(1.13)	(0.04)		(0.32)
Portfolio turnover	19	(n)	48	62	90	140		227
Net assets at end of period (000 omitted)	$67,456		$58,379	$32,010	$14,681	$5,652		$1,776
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.16	(a)	1.20	1.25	1.25	1.25		1.25

See Notes to Financial Statements

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MFS Technology Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

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MFS Technology Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Technology Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally

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Notes to Financial Statements (unaudited) – continued

traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$79,777,387	$59,680	$—	$79,837,067
Mutual Funds	2,311,863	—	—	2,311,863
Total Investments	$82,089,250	$59,680	$—	$82,148,930
Short Sales	$(771,210)	$—	$—	$(771,210)

Other Financial Instruments
Written Options	$(390)	$—	$—	$(390)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Equity Options	$163,360	$—
Equity	Written Equity Options	—	(390)
Total		$163,360	$(390)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

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Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$66,010	$101,450

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$56,405	$3,272

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline and also wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

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MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

The following table represents the written option activity in the fund during the six months ended June 30, 2014:

	Number of contracts	Premiums received
Outstanding, beginning of period	—	$—
Options written	4,618	290,669
Options closed	(1,147)	(100,537)
Options exercised	(498)	(30,902)
Options expired	(2,934)	(155,568)
Outstanding, end of period	39	$3,662

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2014, this expense amounted to $10,143. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open

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MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, wash sale loss deferrals and straddle loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Long-term capital gains	$56,282

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$62,433,592
Gross appreciation	20,162,019
Gross depreciation	(446,681)
Net unrealized appreciation (depreciation)	$19,715,338

As of 12/31/13
Undistributed ordinary income	676,512
Undistributed long-term capital gain	1,069,714
Other temporary differences	(425,315)
Net unrealized appreciation (depreciation)	18,753,280

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$12,970
Service Class	—	43,312
Total	$—	$56,282

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $1,412, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

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MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016. For the six months ended June 30, 2014, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $4,769, which equated to 0.0124% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $45.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0267% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $156 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $81, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than purchased option transactions, short sales, and short-term obligations, aggregated $20,330,225 and $13,998,131, respectively.

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Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	42,579	$464,386	122,093	$1,130,605
Service Class	1,260,430	13,129,573	2,064,321	18,224,706
	1,303,009	$13,593,959	2,186,414	$19,355,311
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,411	$12,970
Service Class	—	—	4,872	43,312
	—	$—	6,283	$56,282
Shares reacquired
Initial Class	(109,469)	$(1,173,179)	(324,299)	$(2,911,302)
Service Class	(574,097)	(5,987,919)	(594,183)	(5,251,507)
	(683,566)	$(7,161,098)	(918,482)	$(8,162,809)
Net change
Initial Class	(66,890)	$(708,793)	(200,795)	$(1,767,727)
Service Class	686,333	7,141,654	1,475,010	13,016,511
	619,443	$6,432,861	1,274,215	$11,248,784

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $146 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,619,617	13,534,733	(13,842,487)	2,311,863

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,029	$2,311,863

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MFS Technology Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

18

SEMIANNUAL REPORT

June 30, 2014

MFS® NEW DISCOVERY PORTFOLIO

MFS® Variable Insurance Trust II

NWD-SEM

MFS® NEW DISCOVERY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS New Discovery Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Constant Contact, Inc.	2.1%
Atwood Oceanics, Inc.	1.7%
Swift Transportation Co.	1.6%
HomeAway, Inc.	1.6%
SciQuest, Inc.	1.5%
Peabody Energy Corp.	1.5%
Dunkin Brands Group, Inc.	1.4%
CoStar Group, Inc.	1.4%
Urban Outfitters, Inc.	1.4%
Bright Horizons Family Solutions, Inc.	1.4%

Equity sectors
Technology	23.5%
Special Products & Services	15.0%
Health Care	13.1%
Energy	10.3%
Industrial Goods & Services	8.8%
Leisure	7.0%
Retailing	6.4%
Basic Materials	6.4%
Transportation	3.9%
Consumer Staples	2.3%
Financial Services	1.5%
Autos & Housing	0.9%
Utilities & Communications	0.5%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS New Discovery Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period, January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.95%	$1,000.00	$984.50	$4.67
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
Service Class	Actual	1.20%	$1,000.00	$983.39	$5.90
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS New Discovery Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.6%
Aerospace – 0.9%
FLIR Systems, Inc.	47,621	$1,653,877

Biotechnology – 0.4%
MiMedx Group, Inc. (a)	106,130	$752,462

Broadcasting – 1.5%
Live Nation, Inc. (a)	33,958	$838,423
RetailMeNot, Inc. (a)	70,011	1,862,993

		$2,701,416

Brokerage & Asset Managers – 0.8%
FXCM, Inc., “A”	68,968	$1,031,761
LPL Financial Holdings, Inc.	8,692	432,340

		$1,464,101

Business Services – 9.7%
Borderfree, Inc. (a)	56,210	$931,400
Bright Horizons Family Solutions, Inc. (a)	56,975	2,446,507
Concur Technologies, Inc. (a)	25,235	2,355,435
Constant Contact, Inc. (a)	117,854	3,784,292
CoStar Group, Inc. (a)	15,685	2,480,896
Paylocity Holding Corp. (a)	22,423	485,009
Performant Financial Corp. (a)	101,866	1,028,847
Ultimate Software Group, Inc. (a)	17,223	2,379,702
Xoom Corp. (a)	50,345	1,327,094

		$17,219,182

Chemicals – 0.3%
Marrone Bio Innovations, Inc. (a)	45,434	$527,943

Computer Software – 2.2%
CommVault Systems, Inc. (a)	25,916	$1,274,290
Qlik Technologies, Inc. (a)	57,679	1,304,699
SolarWinds, Inc. (a)	35,175	1,359,866

		$3,938,855

Computer Software – Systems – 10.3%
Benefitfocus, Inc. (a)	14,801	$684,102
Cvent, Inc. (a)	77,681	2,259,740
Demandware, Inc. (a)	26,958	1,870,076
E2open, Inc. (a)	78,941	1,631,710
Exa Corp. (a)	38,835	437,282
Fleetmatics Group PLC (a)	60,058	1,942,276
Model N, Inc. (a)	139,112	1,537,188
PROS Holdings, Inc. (a)	42,305	1,118,544
SciQuest, Inc. (a)	152,855	2,704,005
ServiceNow, Inc. (a)	28,472	1,764,125
SS&C Technologies Holdings, Inc. (a)	20,564	909,340
Tableau Software, Inc., “A” (a)	6,477	462,004
Varonis Systems, Inc. (a)	17,702	513,535
Workday, Inc. (a)	5,261	472,753

		$18,306,680

Construction – 1.0%
Eagle Materials, Inc.	17,799	$1,678,090

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Services – 4.9%
Diamond Resorts International, Inc. (a)	38,360	$892,637
HomeAway, Inc. (a)	82,273	2,864,746
MakeMyTrip Ltd. (a)	39,500	1,387,635
Nord Anglia Education, Inc. (a)	91,279	1,670,406
TripAdvisor, Inc. (a)	17,518	1,903,506

		$8,718,930

Electrical Equipment – 1.4%
MSC Industrial Direct Co., Inc., “A”	11,057	$1,057,491
Sensata Technologies Holding B.V. (a)	30,561	1,429,644

		$2,487,135

Electronics – 2.3%
Rubicon Technology, Inc. (a)	124,076	$1,085,665
Silicon Laboratories, Inc. (a)	25,958	1,278,432
Stratasys Ltd. (a)	14,395	1,635,704

		$3,999,801

Energy – Independent – 7.2%
Alpha Natural Resources, Inc. (a)	149,556	$554,853
Cabot Oil & Gas Corp.	48,425	1,653,230
CONSOL Energy, Inc.	34,190	1,575,133
Foresight Energy LP (a)	59,570	1,209,271
Memorial Resource Development Corp. (a)	56,858	1,385,061
Peabody Energy Corp.	157,520	2,575,452
Range Resources Corp.	15,336	1,333,465
Rice Energy, Inc. (a)	57,233	1,742,745
Walter Energy, Inc. (l)	86,953	473,894

		$12,503,104

Engineering – Construction – 0.9%
Team, Inc. (a)	37,011	$1,518,191

Entertainment – 0.2%
DHX Media Ltd.	51,832	$325,939

Food & Beverages – 2.3%
Annie’s, Inc. (a)	48,873	$1,652,885
Flowers Foods, Inc.	52,655	1,109,967
Keurig Green Mountain, Inc.	10,587	1,319,246

		$4,082,098

Food & Drug Stores – 1.1%
Brazil Pharma S.A. (a)	581,159	$970,571
Fairway Group Holdings Corp. (a)	157,251	1,045,719

		$2,016,290

Gaming & Lodging – 0.7%
Norwegian Cruise Line Holdings Ltd. (a)	36,972	$1,172,012

General Merchandise – 1.1%
Five Below, Inc. (a)	48,220	$1,924,460

Internet – 8.4%
ChannelAdvisor Corp. (a)	47,059	$1,240,475
Dealertrack Holdings, Inc. (a)	39,126	1,773,973

4

MFS New Discovery Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – continued
GrubHub, Inc. (a)	39,883	$1,412,257
LinkedIn Corp., “A” (a)	7,839	1,344,153
Millennial Media, Inc. (a)	218,745	1,091,538
Pandora Media, Inc. (a)	45,899	1,354,021
Shutterfly, Inc. (a)	31,342	1,349,587
Shutterstock, Inc. (a)	23,799	1,974,841
Trulia, Inc. (a)	29,750	1,409,555
Yelp, Inc. (a)	24,959	1,913,856

		$14,864,256

Machinery & Tools – 5.6%
Allison Transmission Holdings, Inc.	45,926	$1,428,299
IPG Photonics Corp. (a)	31,829	2,189,835
Joy Global, Inc.	23,427	1,442,635
Nordson Corp.	10,245	821,547
Polypore International, Inc. (a)	28,733	1,371,426
Proto Labs, Inc. (a)	21,143	1,732,035
WABCO Holdings, Inc. (a)	9,410	1,005,176

		$9,990,953

Medical & Health Technology & Services – 4.7%
Advisory Board Co. (a)	32,509	$1,683,966
Brookdale Senior Living, Inc. (a)	40,422	1,347,669
Capital Senior Living Corp. (a)	83,380	1,987,779
Healthcare Services Group, Inc.	48,405	1,425,043
HealthStream, Inc. (a)	80,723	1,961,569

		$8,406,026

Medical Equipment – 6.0%
Align Technology, Inc. (a)	23,860	$1,337,114
Cardiovascular Systems, Inc. (a)	50,337	1,568,501
Cepheid, Inc. (a)	29,884	1,432,639
DexCom, Inc. (a)	38,436	1,524,372
Endologix, Inc. (a)	86,609	1,317,323
GenMark Diagnostics, Inc. (a)	103,062	1,394,429
Novadaq Technologies, Inc. (a)	40,279	663,798
TearLab Corp. (a)	206,479	1,005,553
Uroplasty, Inc. (a)	114,635	307,222

		$10,550,951

Metals & Mining – 5.3%
Century Aluminum Co. (a)	111,012	$1,740,668
Globe Specialty Metals, Inc.	82,851	1,721,644
GrafTech International Ltd. (a)	190,650	1,994,199
Horsehead Holding Corp. (a)	84,070	1,535,118
Iluka Resources Ltd.	234,280	1,796,033
Molycorp, Inc. (a)(l)	263,269	676,601

		$9,464,263

Natural Gas – Pipeline – 0.5%
StealthGas, Inc. (a)	81,049	$899,644

Network & Telecom – 0.3%
Palo Alto Networks, Inc. (a)	5,963	$499,998

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – 3.2%
Atwood Oceanics, Inc. (a)	56,800	$2,980,864
Dresser-Rand Group, Inc. (a)	15,518	988,962
Frank’s International N.V.	72,094	1,773,512

		$5,743,338

Other Banks & Diversified Financials – 0.7%
Air Lease Corp.	18,331	$707,210
First Republic Bank	8,306	456,747

		$1,163,957

Pharmaceuticals – 2.0%
Aratana Therapeutics, Inc. (a)	43,842	$684,374
Kythera Biopharmaceuticals, Inc. (a)	39,740	1,524,824
MediWound Ltd. (a)	35,393	402,772
TherapeuticsMD, Inc. (a)	221,106	977,289

		$3,589,259

Railroad & Shipping – 2.3%
Diana Shipping, Inc. (a)	208,710	$2,272,852
Navios Maritime Holdings, Inc.	169,211	1,712,415

		$3,985,267

Restaurants – 4.7%
Arcos Dorados Holdings, Inc.	182,216	$2,040,819
BJ’s Restaurants, Inc. (a)	13,978	487,972
Chuy’s Holdings, Inc. (a)	29,153	1,058,254
Dunkin Brands Group, Inc.	56,056	2,567,925
Noodles & Co. (a)	29,836	1,026,060
Zoe’s Kitchen, Inc. (a)	31,486	1,082,489

		$8,263,519

Special Products & Services – 0.3%
WL Ross Holding Corp. (a)	56,663	$583,629

Specialty Chemicals – 0.7%
Rockwood Holdings, Inc.	17,209	$1,307,712

Specialty Stores – 4.1%
Burlington Stores, Inc. (a)	42,331	$1,348,666
Citi Trends, Inc. (a)	94,080	2,018,957
Tile Shop Holdings, Inc. (a)	100,074	1,530,129
Urban Outfitters, Inc. (a)	72,350	2,449,771

		$7,347,523

Trucking – 1.6%
Swift Transportation Co. (a)	115,373	$2,910,861

Total Common Stocks (Identified Cost, $153,341,552)		$176,561,722

	Strike Price		First Exercise
WARRANTS – 0.0%
Food & Drug Stores – 0.0%
Brasil Pharma SA (0.416 shares for 1 warrant) (a) (Identified Cost, $0)	BRL	5.50	6/25/14	57,101	$13,180

5

MFS New Discovery Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 1.0%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	1,700,715	$1,700,715

COLLATERAL FOR SECURITIES LOANED – 0.5%
Navigator Securities Lending Prime Portfolio, 0.14%, at Cost and Net Asset Value (j)	884,353	$884,353

Total Investments (Identified Cost, $155,926,620)		$179,159,970

OTHER ASSETS, LESS LIABILITIES – (1.1)%		(1,813,743)

Net Assets – 100.0%		$177,346,227

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS New Discovery Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $154,225,905)	$177,459,255
Underlying affiliated funds, at cost and value	1,700,715
Total investments, at value, including $831,307 of securities on loan (identified cost, $155,926,620)	$179,159,970
Cash	44,905
Receivables for
Investments sold	894,449
Fund shares sold	78,109
Interest and dividends	29,355
Other assets	964
Total assets		$180,207,752
Liabilities
Payable to custodian	$86
Payables for
Investments purchased	1,824,784
Fund shares reacquired	83,400
Collateral for securities loaned, at value	884,353
Payable to affiliates
Investment adviser	9,058
Shareholder servicing costs	129
Distribution and/or service fees	2,559
Payable for independent Trustees’ compensation	96
Accrued expenses and other liabilities	57,060
Total liabilities		$2,861,525
Net assets		$177,346,227
Net assets consist of
Paid-in capital	$108,541,731
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	23,233,347
Accumulated net realized gain (loss) on investments and foreign currency	46,140,448
Accumulated net investment loss	(569,299)
Net assets		$177,346,227
Shares of beneficial interest outstanding		7,939,045

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$83,268,446	3,642,797	$22.86
Service Class	94,077,781	4,296,248	21.90

See Notes to Financial Statements

7

MFS New Discovery Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net Investment loss
Income
Dividends	$297,324
Income on securities loaned	53,450
Dividends from underlying affiliated funds	351
Foreign taxes withheld	(3,954)
Total investment income		$347,171
Expenses
Management fee	$763,617
Distribution and/or service fees	110,215
Shareholder servicing costs	5,243
Administrative services fee	15,650
Independent Trustees’ compensation	2,323
Custodian fee	18,139
Shareholder communications	11,305
Audit and tax fees	26,983
Legal fees	956
Miscellaneous	6,050
Total expenses		$960,481
Fees paid indirectly	(5)
Reduction of expenses by investment adviser	(44,014)
Net expenses		$916,462
Net investment loss		$(569,291)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$11,793,762
Foreign currency	8,358
Net realized gain (loss) on investments and foreign currency		$11,802,120
Change in unrealized appreciation (depreciation)
Investments	$(14,322,568)
Translation of assets and liabilities in foreign currencies	(90)
Net unrealized gain (loss) on investments and foreign currency translation		$(14,322,658)
Net realized and unrealized gain (loss) on investments and foreign currency		$(2,520,538)
Change in net assets from operations		$(3,089,829)

See Notes to Financial Statements

8

MFS New Discovery Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment loss	$(569,291)	$(995,479)
Net realized gain (loss) on investments and foreign currency	11,802,120	38,001,865
Net unrealized gain (loss) on investments and foreign currency translation	(14,322,658)	21,810,941
Change in net assets from operations	$(3,089,829)	$58,817,327
Distributions declared to shareholders
From net realized gain on investments	$—	$(2,698,713)
Change in net assets from fund share transactions	$(3,282,600)	$(28,536,446)
Total change in net assets	$(6,372,429)	$27,582,168
Net assets
At beginning of period	183,718,656	156,136,488
At end of period (including accumulated net investment loss of $569,299 and $8, respectively)	$177,346,227	$183,718,656

See Notes to Financial Statements

9

MFS New Discovery Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$23.22		$16.67	$15.20	$18.63	$13.64	$8.37
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.09)	$(0.05)	$(0.10)	$(0.07)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.30)		6.96	3.19	(1.78)	5.06	5.32
Total from investment operations	$(0.36)		$6.87	$3.14	$(1.88)	$4.99	$5.27
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.32)	$(1.67)	$(1.55)	$—	$—
Net asset value, end of period (x)	$22.86		$23.22	$16.67	$15.20	$18.63	$13.64
Total return (%) (k)(r)(s)(x)	(1.55	)(n)	41.44	21.22	(10.37)	36.58	62.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.00	1.01	1.04	1.09	1.05
Expenses after expense reductions (f)	0.95	(a)	0.95	0.95	0.95	0.95	0.95
Net investment loss	(0.54	)(a)	(0.45)	(0.31)	(0.55)	(0.48)	(0.49)
Portfolio turnover	54	(n)	105	120	176	192	153
Net assets at end of period (000 omitted)	$83,268		$89,150	$72,880	$69,664	$87,806	$78,620

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$22.27		$16.04	$14.72	$18.13	$13.31	$8.18
Income (loss) from investment operations
Net investment loss (d)	$(0.08)		$(0.14)	$(0.09)	$(0.14)	$(0.11)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.29)		6.69	3.08	(1.72)	4.93	5.20
Total from investment operations	$(0.37)		$6.55	$2.99	$(1.86)	$4.82	$5.13
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.32)	$(1.67)	$(1.55)	$—	$—
Net asset value, end of period (x)	$21.90		$22.27	$16.04	$14.72	$18.13	$13.31
Total return (%) (k)(r)(s)(x)	(1.66	)(n)	41.07	20.88	(10.55)	36.21	62.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25	(a)	1.25	1.26	1.29	1.34	1.30
Expenses after expense reductions (f)	1.20	(a)	1.20	1.20	1.20	1.20	1.20
Net investment loss	(0.79	)(a)	(0.70)	(0.55)	(0.80)	(0.73)	(0.74)
Portfolio turnover	54	(n)	105	120	176	192	153
Net assets at end of period (000 omitted)	$94,078		$94,569	$83,257	$79,659	$107,214	$115,516

See Notes to Financial Statements

10

MFS New Discovery Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS New Discovery Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS New Discovery Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

12

MFS New Discovery Portfolio

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$161,185,907	$—	$—	$161,185,907
Greece	4,884,911	—	—	4,884,911
Argentina	2,040,819	—	—	2,040,819
Australia	1,796,033	—	—	1,796,033
Hong Kong	1,670,406	—	—	1,670,406
Israel	1,635,704	—	—	1,635,704
India	1,387,635	—	—	1,387,635
Canada	989,736	—	—	989,736
Brazil	970,571	—	13,180	983,751
Mutual Funds	2,585,068	—	—	2,585,068
Total Investments	$179,146,790	$—	$13,180	$179,159,970

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/13	$—
Corporate Action	13,180
Balance as of 6/30/14	$13,180

The net change in unrealized appreciation (depreciation) from investments held as level 3 at June 30, 2014 is $0.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical

13

MFS New Discovery Portfolio

Notes to Financial Statements (unaudited) – continued

securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $831,307 and a related liability of $884,353 for cash collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$2,698,713

14

MFS New Discovery Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$159,252,591
Gross appreciation	29,148,925
Gross depreciation	(9,241,546)
Net unrealized appreciation (depreciation)	$19,907,379

As of 12/31/13
Undistributed ordinary income	22,764,459
Undistributed long-term capital gain	14,899,840
Other temporary differences	79
Net unrealized appreciation (depreciation)	34,229,947

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$1,275,655
Service Class	—	1,423,058
Total	$—	$2,698,713

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Average daily net assets in excess of $1 billion	0.80%

The investment adviser has agreed in writing to reduce its management fee to 0.75% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2014, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced in accordance with this agreement. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $3,078, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.95% of average daily net assets for the Initial Class shares and 1.20% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2014, this reduction amounted to $40,753 and is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

15

MFS New Discovery Portfolio

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $5,165, which equated to 0.0061% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $78.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0184% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $381 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $183, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than short-term obligations, aggregated $92,377,892 and $96,502,549, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	79,840	$1,780,095	158,471	$3,152,512
Service Class	400,887	8,479,460	457,012	8,826,180
	480,727	$10,259,555	615,483	$11,978,692
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	61,925	$1,275,655
Service Class	—	—	71,981	1,423,058
	—	$—	133,906	$2,698,713
Shares reacquired
Initial Class	(275,915)	$(6,090,816)	(752,791)	$(15,122,306)
Service Class	(350,252)	(7,451,339)	(1,473,380)	(28,091,545)
	(626,167)	$(13,542,155)	(2,226,171)	$(43,213,851)
Net change
Initial Class	(196,075)	$(4,310,721)	(532,395)	$(10,694,139)
Service Class	50,635	1,028,121	(944,387)	(17,842,307)
	(145,440)	$(3,282,600)	(1,476,782)	$(28,536,446)

16

MFS New Discovery Portfolio

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $353 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	48	26,900,493	(25,199,826)	1,700,715

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$351	$1,700,715

(8)	Subsequent Event

On April 8, 2014, the Board of Trustees of the fund approved a proposed Agreement and Plan of Reorganization, whereby MFS New Discovery Portfolio, a portfolio of MFS Variable Insurance Trust II, would be reorganized into MFS New Discovery Series, a series of MFS Variable Insurance Trust. The Agreement and Plan of Reorganization provides for the transfer of the assets of the MFS New Discovery Portfolio to the MFS New Discovery Series and the assumption by the MFS New Discovery Series of the liabilities of the MFS New Discovery Portfolio in exchange solely for shares of beneficial interest in the MFS New Discovery Series. Immediately following the transfer, the MFS New Discovery Series shares received by the MFS New Discovery Portfolio will be distributed to shareholders, pro rata, and the MFS New Discovery Portfolio will be liquidated and terminated. On July 31, 2014, shareholders of the MFS New Discovery Portfolio approved the Agreement and Plan of Reorganization. The reorganization occurred as of the close of business on August 8, 2014.

17

MFS New Discovery Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

18

SEMIANNUAL REPORT

June 30, 2014

MFS® INTERNATIONAL GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

FCI-SEM

MFS® INTERNATIONAL GROWTH PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Growth Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS International Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.2%
Groupe Danone	2.7%
Compass Group PLC	2.7%
LVMH Moet Hennessy Louis Vuitton S.A.	2.5%
Bayer AG	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.3%
Canadian National Railway Co.	2.1%
Pernod Ricard S.A.	2.1%
Accenture PLC, “A”	1.9%
Honda Motor Co. Ltd.	1.9%

Equity sectors
Consumer Staples	17.5%
Financial Services	13.6%
Retailing	10.4%
Special Products & Services	9.3%
Technology	9.1%
Health Care	9.0%
Industrial Goods & Services	7.7%
Basic Materials	6.5%
Energy	5.0%
Transportation	4.2%
Autos & Housing	3.6%
Leisure	3.2%
Utilities & Communications	0.8%

Issuer country weightings (x)
United Kingdom	20.4%
France	14.1%
Japan	10.8%
Switzerland	10.7%
Germany	8.9%
Canada	3.7%
Denmark	3.4%
United States	3.1%
Hong Kong	3.1%
Other Countries	21.8%

Currency exposure weightings (y)
Euro	28.6%
British Pound Sterling	20.4%
Japanese Yen	10.8%
Swiss Franc	10.7%
United States Dollar	8.5%
Danish Krone	3.4%
Hong Kong Dollar	3.4%
Brazilian Real	2.6%
Taiwan Dollar	2.3%
Other Currencies	9.3%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS International Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	1.02%	$1,000.00	$1,037.24	$5.15
	Hypothetical (h)	1.02%	$1,000.00	$1,019.74	$5.11
Service Class	Actual	1.27%	$1,000.00	$1,036.15	$6.41
	Hypothetical (h)	1.27%	$1,000.00	$1,018.50	$6.36

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS International Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.9%
Aerospace – 1.2%
Rolls-Royce Holdings PLC	141,697	$2,592,327

Airlines – 1.6%
Copa Holdings S.A., “A”	24,118	$3,438,503

Alcoholic Beverages – 5.1%
Carlsberg A.S., “B”	29,743	$3,203,811
Diageo PLC	103,466	3,304,158
Pernod Ricard S.A.	36,823	4,421,987

		$10,929,956

Apparel Manufacturers – 6.4%
Adidas AG	12,959	$1,312,580
Burberry Group PLC	74,443	1,889,368
Cia. Hering S.A.	22,100	222,450
Compagnie Financiere Richemont S.A.	21,552	2,261,405
Li & Fung Ltd.	1,815,200	2,688,699
LVMH Moet Hennessy Louis Vuitton S.A.	27,876	5,374,423

		$13,748,925

Automotive – 3.2%
Guangzhou Automobile Group Co. Ltd., “H”	1,146,000	$1,327,813
Honda Motor Co. Ltd.	115,300	4,025,627
Toyota Motor Corp.	25,000	1,501,407

		$6,854,847

Broadcasting – 1.4%
Publicis Groupe S.A.	22,349	$1,895,518
WPP PLC	49,058	1,069,623

		$2,965,141

Brokerage & Asset Managers – 1.3%
Aberdeen Asset Management PLC	137,001	$1,064,230
BM&F Bovespa S.A.	351,392	1,843,238

		$2,907,468

Business Services – 9.3%
Accenture PLC, “A”	50,071	$4,047,740
Amadeus IT Holding S.A.	12,392	511,087
Brenntag AG	14,687	2,624,474
Capita Group PLC	122,968	2,409,623
Compass Group PLC	338,141	5,885,322
Experian Group Ltd.	141,271	2,388,699
Intertek Group PLC	32,949	1,550,131
Serco Group PLC	96,173	601,578

		$20,018,654

Computer Software – 3.1%
Dassault Systems S.A.	11,465	$1,475,081
OBIC Co. Ltd.	73,000	2,406,791
SAP AG	37,354	2,884,795

		$6,766,667

Computer Software – Systems – 1.0%
NICE Systems Ltd., ADR	52,718	$2,151,422

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.4%
Bellway PLC	32,482	$870,535

Consumer Products – 3.5%
L’Oreal S.A.	11,937	$2,057,061
Reckitt Benckiser Group PLC	43,722	3,816,117
Uni-Charm Corp.	29,500	1,757,973

		$7,631,151

Electrical Equipment – 3.9%
Legrand S.A.	21,188	$1,296,434
Mettler-Toledo International, Inc. (a)	9,331	2,362,423
Prysmian S.p.A.	82,289	1,859,193
Schneider Electric S.A.	31,662	2,980,642

		$8,498,692

Electronics – 3.4%
Samsung Electronics Co. Ltd.	1,785	$2,332,249
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	232,950	4,982,801

		$7,315,050

Energy – Independent – 1.1%
INPEX Corp.	151,200	$2,298,485

Energy – Integrated – 2.3%
BG Group PLC	149,069	$3,150,691
Suncor Energy, Inc.	40,367	1,721,286

		$4,871,977

Food & Beverages – 7.2%
Chr. Hansen Holding A.S.	32,637	$1,374,448
Groupe Danone	79,730	5,921,615
M. Dias Branco S.A. Industria e Comercio de Alimentos	32,000	1,415,270
Nestle S.A.	88,458	6,852,802

		$15,564,135

Food & Drug Stores – 2.2%
Dairy Farm International Holdings Ltd.	63,900	$681,174
Jeronimo Martins SGPS S.A.	37,515	617,202
Lawson, Inc.	27,900	2,093,085
Sundrug Co. Ltd.	29,500	1,313,311

		$4,704,772

Gaming & Lodging – 0.5%
Paddy Power PLC	15,457	$1,015,933

General Merchandise – 1.0%
Dollarama, Inc.	20,048	$1,650,548
Lojas Renner S.A.	17,787	569,957

		$2,220,505

Insurance – 1.5%
AIA Group Ltd.	639,600	$3,214,340

4

MFS International Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 0.6%
NAVER Corp.	1,564	$1,290,710

Machinery & Tools – 2.6%
KONE Oyj “B”	25,807	$1,077,088
Schindler Holding AG	8,315	1,263,940
Weir Group PLC	71,099	3,186,768

		$5,527,796

Major Banks – 1.9%
HSBC Holdings PLC	183,761	$1,864,603
Standard Chartered PLC	105,888	2,163,727

		$4,028,330

Medical & Health Technology & Services – 0.5%
Fresenius Medical Care AG & Co. KGaA	15,403	$1,035,374

Medical Equipment – 2.1%
Essilor International S.A.	12,972	$1,375,711
Sonova Holding AG	19,993	3,050,353

		$4,426,064

Metals & Mining – 1.0%
Rio Tinto Ltd.	40,039	$2,239,235

Network & Telecom – 1.0%
Ericsson, Inc., “B”	181,420	$2,192,555

Oil Services – 1.6%
Saipem S.p.A. (a)	72,443	$1,954,166
Technip	14,387	1,573,843

		$3,528,009

Other Banks & Diversified Financials – 8.9%
Aeon Credit Service Co. Ltd.	54,100	$1,414,648
Banco Santander Chile, ADR	39,013	1,031,894
Credicorp Ltd.	18,787	2,920,815
HDFC Bank Ltd.	173,517	2,370,154
Itau Unibanco Holding S.A., ADR	111,772	1,607,281
Julius Baer Group Ltd.	41,603	1,715,162
Kasikornbank PLC, NVDR	273,100	1,716,605
KBC Group N.V. (a)	34,132	1,857,794
Sberbank of Russia	557,530	1,386,646
UBS AG	177,953	3,264,880

		$19,285,879

Pharmaceuticals – 6.4%
Bayer AG	36,713	$5,185,466
Novo Nordisk A.S., “B”	59,435	2,735,504
Roche Holding AG	12,148	3,623,304
Shire PLC	29,937	2,341,402

		$13,885,676

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 2.6%
Canadian National Railway Co.	70,121	$4,559,267
Kuehne & Nagel, Inc. AG	7,806	1,038,687

		$5,597,954

Restaurants – 1.3%
Whitbread PLC	37,167	$2,804,459

Specialty Chemicals – 5.5%
Akzo Nobel N.V.	16,830	$1,261,731
Croda International PLC	30,390	1,144,728
L’Air Liquide S.A.	15,355	2,073,125
Linde AG	17,846	3,794,994
Nippon Paint Co. Ltd.	29,000	613,751
Nitto Denko Corp.	11,700	548,244
Symrise AG	43,547	2,372,933

		$11,809,506

Specialty Stores – 0.8%
Industria de Diseno Textil S.A.	11,513	$1,771,958

Telecommunications – Wireless – 0.8%
SoftBank Corp.	24,200	$1,801,891

Tobacco – 1.7%
Japan Tobacco, Inc.	98,900	$3,605,323

Total Common Stocks (Identified Cost, $150,114,550)		$215,410,204

MONEY MARKET FUNDS – 0.3%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	585,871	$585,871

Total Investments (Identified Cost, $150,700,421)		$215,996,075

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(340,538)

Net Assets – 100.0%		$215,655,537

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $150,114,550)	$215,410,204
Underlying affiliated funds, at cost and value	585,871
Total investments, at value (identified cost, $150,700,421)	$215,996,075
Cash	1,164
Foreign currency, at value (identified cost, $20,287)	20,309
Receivables for
Investments sold	373,614
Fund shares sold	9,709
Interest and dividends	435,503
Other assets	1,135
Total assets		$216,837,509
Liabilities
Payables for
Investments purchased	$221,181
Fund shares reacquired	836,112
Payable to affiliates
Investment adviser	20,696
Shareholder servicing costs	111
Distribution and/or service fees	870
Payable for independent Trustees’ compensation	98
Deferred country tax expense payable	26,951
Accrued expenses and other liabilities	75,953
Total liabilities		$1,181,972
Net assets		$215,655,537
Net assets consist of
Paid-in capital	$134,937,101
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $26,951 deferred country tax)	65,276,643
Accumulated net realized gain (loss) on investments and foreign currency	11,722,188
Undistributed net investment income	3,719,605
Net assets		$215,655,537
Shares of beneficial interest outstanding		14,093,578

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$183,728,915	11,991,800	$15.32
Service Class	31,926,622	2,101,778	15.19

See Notes to Financial Statements

6

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Dividends	$3,320,195
Interest	53,319
Dividends from underlying affiliated funds	618
Foreign taxes withheld	(317,257)
Total investment income		$3,056,875
Expenses
Management fee	$957,887
Distribution and/or service fees	39,999
Shareholder servicing costs	4,593
Administrative services fee	18,153
Independent Trustees’ compensation	4,406
Custodian fee	56,464
Shareholder communications	5,435
Audit and tax fees	30,251
Legal fees	1,167
Miscellaneous	7,145
Total expenses		$1,125,500
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(4,131)
Net expenses		$1,121,368
Net investment income		$1,935,507
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $194 country tax)	$5,324,731
Foreign currency	(4,574)
Net realized gain (loss) on investments and foreign currency		$5,320,157
Change in unrealized appreciation (depreciation)
Investments (net of $26,170 increase in deferred country tax)	$659,855
Translation of assets and liabilities in foreign currencies	3,380
Net unrealized gain (loss) on investments and foreign currency translation		$663,235
Net realized and unrealized gain (loss) on investments and foreign currency		$5,983,392
Change in net assets from operations		$7,918,899

See Notes to Financial Statements

7

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$1,935,507	$2,005,186
Net realized gain (loss) on investments and foreign currency	5,320,157	9,354,954
Net unrealized gain (loss) on investments and foreign currency translation	663,235	16,685,447
Change in net assets from operations	$7,918,899	$28,045,587
Distributions declared to shareholders
From net investment income	$—	$(2,766,125)
From net realized gain on investments	—	(133,342)
Total distributions declared to shareholders	$—	$(2,899,467)
Change in net assets from fund share transactions	$(11,894,544)	$(10,242,055)
Total change in net assets	$(3,975,645)	$14,904,065
Net assets
At beginning of period	219,631,182	204,727,117
At end of period (including undistributed net investment income of $3,719,605 and $1,784,098, respectively)	$215,655,537	$219,631,182

See Notes to Financial Statements

8

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$14.77		$13.13	$11.08	$13.85	$12.13	$8.90
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.14	$0.15	$0.15	$0.15	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.42		1.70	2.02	(1.60)	1.68	3.20
Total from investment operations	$0.55		$1.84	$2.17	$(1.45)	$1.83	$3.34
Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.12)	$(0.15)	$(0.11)	$(0.11)
From net realized gain on investments	—		(0.01)	—	(1.17)	—	—
Total distributions declared to shareholders	$—		$(0.20)	$(0.12)	$(1.32)	$(0.11)	$(0.11)
Net asset value, end of period (x)	$15.32		$14.77	$13.13	$11.08	$13.85	$12.13
Total return (%) (k)(r)(s)(x)	3.72	(n)	14.09	19.71	(10.89)	15.16	38.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.03	1.04	1.06	1.09	1.25
Expenses after expense reductions (f)	1.02	(a)	1.03	1.04	N/A	N/A	N/A
Net investment income	1.85	(a)	0.98	1.23	1.16	1.21	1.39
Portfolio turnover	10	(n)	26	49	52	66	56
Net assets at end of period (000 omitted)	$183,729		$186,566	$175,946	$188,066	$221,456	$179,925

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$14.66		$13.04	$11.00	$13.76	$12.06	$8.84
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.10	$0.12	$0.11	$0.11	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.41		1.68	2.01	(1.58)	1.67	3.18
Total from investment operations	$0.53		$1.78	$2.13	$(1.47)	$1.78	$3.30
Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.09)	$(0.12)	$(0.08)	$(0.08)
From net realized gain on investments	—		(0.01)	—	(1.17)	—	—
Total distributions declared to shareholders	$—		$(0.16)	$(0.09)	$(1.29)	$(0.08)	$(0.08)
Net asset value, end of period (x)	$15.19		$14.66	$13.04	$11.00	$13.76	$12.06
Total return (%) (k)(r)(s)(x)	3.62	(n)	13.76	19.45	(11.11)	14.86	37.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	(a)	1.28	1.29	1.31	1.34	1.50
Expenses after expense reductions (f)	1.27	(a)	1.28	1.29	N/A	N/A	N/A
Net investment income	1.61	(a)	0.72	0.98	0.89	0.94	1.17
Portfolio turnover	10	(n)	26	49	52	66	56
Net assets at end of period (000 omitted)	$31,927		$33,065	$28,781	$28,910	$31,348	$27,338

See Notes to Financial Statements

9

MFS International Growth Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS International Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS International Growth Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a

11

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$44,098,089	$—	$—	$44,098,089
France	30,445,440	—	—	30,445,440
Japan	23,380,536	—	—	23,380,536
Switzerland	23,070,533	—	—	23,070,533
Germany	19,210,616	—	—	19,210,616
Canada	7,931,101	—	—	7,931,101
Denmark	7,313,763	—	—	7,313,763
Hong Kong	6,584,213	—	—	6,584,213
United States	6,410,163	—	—	6,410,163
Other Countries	45,579,104	1,386,646	—	46,965,750
Mutual Funds	585,871	—	—	585,871
Total Investments	$214,609,429	$1,386,646	$—	$215,996,075

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $14,544,615 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral

12

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2014, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$2,766,125
Long-term capital gains	133,342
Total distributions	$2,899,467

13

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$153,538,204
Gross appreciation	65,360,962
Gross depreciation	(2,903,091)
Net unrealized appreciation (depreciation)	$62,457,871

As of 12/31/13
Undistributed ordinary income	2,701,747
Undistributed long-term capital gain	8,327,397
Other temporary differences	(1,453)
Net unrealized appreciation (depreciation)	61,771,846

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/14	Year ended 12/31/13	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$2,421,918	$—	$113,721
Service Class	—	344,207	—	19,621
Total	$—	$2,766,125	$—	$133,342

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $3,903, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses did not exceed 1.35% of average daily net assets for the Initial Class shares and 1.60% of average daily net assets for the Service Class shares. This written agreement terminated April 30, 2014. For the period ended January 1, 2014 through April 30, 2014, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

14

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $4,531, which equated to 0.0043% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $62.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0170% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $469 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $228, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than short-term obligations, aggregated $20,589,547 and $30,228,187, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	357,290	$5,184,882	828,432	$11,471,846
Service Class	118,615	1,693,845	383,339	5,304,278
	475,905	$6,878,727	1,211,771	$16,776,124
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	184,142	$2,535,639
Service Class	—	—	26,596	363,828
	—	$—	210,738	$2,899,467
Shares reacquired
Initial Class	(999,364)	$(14,774,092)	(1,774,326)	$(24,921,995)
Service Class	(272,461)	(3,999,179)	(360,982)	(4,995,651)
	(1,271,825)	$(18,773,271)	(2,135,308)	$(29,917,646)
Net change
Initial Class	(642,074)	$(9,589,210)	(761,752)	$(10,914,510)
Service Class	(153,846)	(2,305,334)	48,953	672,455
	(795,920)	$(11,894,544)	(712,799)	$(10,242,055)

15

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which certain of the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 32%, 14%, and 8%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $439 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	101	17,891,164	(17,305,394)	585,871

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$618	$585,871

16

MFS International Growth Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2014

MFS® INTERNATIONAL VALUE PORTFOLIO

MFS® Variable Insurance Trust II

FCG-SEM

MFS® INTERNATIONAL VALUE PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Value Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS International Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings
Groupe Danone	3.8%
Nestle S.A.	3.2%
KDDI Corp.	3.2%
Compass Group PLC	3.0%
Reckitt Benckiser Group PLC	3.0%
Kao Corp.	2.9%
Novartis AG	2.7%
GlaxoSmithKline PLC	2.7%
Bayer AG	2.3%
Henkel KGaA, IPS	2.3%

Equity sectors
Consumer Staples	23.3%
Financial Services	19.1%
Health Care	12.1%
Special Products & Services	9.0%
Technology	7.8%
Utilities & Communications	5.2%
Basic Materials	5.0%
Industrial Goods & Services	4.9%
Autos & Housing	2.3%
Leisure	2.3%
Energy	2.1%
Transportation	1.8%
Retailing	1.1%

Issuer country weightings (i)(x)
Japan	24.8%
United Kingdom	21.7%
Switzerland	12.9%
Germany	11.3%
France	8.5%
United States	4.9%
Netherlands	2.8%
Australia	2.5%
Sweden	2.0%
Other Countries	8.6%

Currency exposure weightings (i)(y)
Euro	25.9%
Japanese Yen	24.3%
British Pound Sterling	21.7%
Swiss Franc	12.9%
United States Dollar	5.0%
Australian Dollar	2.5%
Swedish Krona	2.0%
Danish Krone	1.5%
Taiwan Dollar	1.3%
Other Currencies	2.9%

(i)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS International Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.94%	$1,000.00	$1,057.18	$4.79
	Hypothetical (h)	0.94%	$1,000.00	$1,020.13	$4.71
Service Class	Actual	1.19%	$1,000.00	$1,056.07	$6.07
	Hypothetical (h)	1.19%	$1,000.00	$1,018.89	$5.96

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS International Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 96.0%
Aerospace – 1.5%
Cobham PLC	3,387,813	$18,106,850

Alcoholic Beverages – 3.2%
Heineken N.V.	269,543	$19,351,143
Pernod Ricard S.A.	169,394	20,342,125

		$39,693,268

Automotive – 0.9%
USS Co. Ltd.	621,700	$10,610,723

Broadcasting – 1.4%
Fuji Television Network, Inc.	490,100	$8,514,644
Nippon Television Holdings, Inc.	496,900	8,613,162

		$17,127,806

Brokerage & Asset Managers – 1.8%
Computershare Ltd.	801,510	$9,432,179
Daiwa Securities Group, Inc.	744,000	6,440,827
IG Group Holdings PLC	691,832	6,956,007

		$22,829,013

Business Services – 9.0%
Amadeus IT Holding S.A.	552,482	$22,786,195
Brenntag AG	61,601	11,007,710
Bunzl PLC	839,299	23,298,021
Compass Group PLC	2,101,375	36,574,297
Nomura Research, Inc.	531,700	16,742,737

		$110,408,960

Chemicals – 1.4%
Givaudan S.A.	10,120	$16,878,078

Computer Software – 1.3%
Dassault Systems S.A.	56,111	$7,219,211
OBIC Co. Ltd.	280,000	9,231,529

		$16,450,740

Computer Software – Systems – 0.4%
Canon, Inc.	168,800	$5,491,978

Construction – 1.5%
Geberit AG	51,851	$18,201,642

Consumer Products – 8.6%
Henkel KGaA, IPS	240,529	$27,807,563
Kao Corp.	894,400	35,200,363
KOSE Corp.	155,100	5,925,048
Reckitt Benckiser Group PLC	418,132	36,495,142

		$105,428,116

Containers – 1.8%
Brambles Ltd.	2,493,848	$21,610,957

Electrical Equipment – 1.8%
Legrand S.A.	239,698	$14,666,445
Spectris PLC	185,827	7,060,139

		$21,726,584

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 4.0%
ASM International N.V.	85,683	$3,554,970
Halma PLC	923,400	9,315,907
Hirose Electric Co. Ltd.	82,800	12,300,874
Infineon Technologies AG	585,865	7,323,513
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	789,098	16,878,806

		$49,374,070

Energy – Independent – 0.8%
Cairn Energy PLC (a)	1,258,794	$4,308,600
INPEX Corp.	388,900	5,911,910

		$10,220,510

Energy – Integrated – 1.3%
Royal Dutch Shell PLC, “A”	386,477	$15,996,362

Food & Beverages – 7.6%
Groupe Danone	629,495	$46,753,127
ITO EN Ltd.	115,900	2,971,150
Nestle S.A.	504,303	39,068,128
Toyo Suisan Kaisha Ltd.	176,000	5,429,150

		$94,221,555

Food & Drug Stores – 0.6%
Lawson, Inc.	94,600	$7,096,984

Insurance – 6.5%
Amlin PLC	496,732	$3,979,351
Catlin Group Ltd.	506,500	4,637,508
Euler Hermes Group	35,320	4,239,561
Fairfax Financial Holdings Ltd.	29,854	14,163,059
Hiscox Ltd.	629,818	7,620,544
ING Groep N.V. (a)	811,786	11,404,799
Jardine Lloyd Thompson Group PLC	398,325	7,089,611
Sony Financial Holdings, Inc.	510,900	8,714,626
Zurich Insurance Group AG	59,617	17,969,806

		$79,818,865

Leisure & Toys – 0.6%
Sankyo Co. Ltd.	93,700	$3,602,601
Yamaha Corp.	228,400	3,609,579

		$7,212,180

Machinery & Tools – 1.7%
Glory Ltd.	164,200	$5,348,798
Neopost S.A.	152,350	11,411,126
Schindler Holding AG	27,473	4,176,094

		$20,936,018

Major Banks – 2.6%
Bank of Ireland (a)	12,736,588	$4,307,733
HSBC Holdings PLC	1,670,656	16,951,962
Sumitomo Mitsui Financial Group, Inc.	264,500	11,080,776

		$32,340,471

4

MFS International Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical & Health Technology & Services – 0.7%
Kobayashi Pharmaceutical Co. Ltd.	136,300	$8,651,192

Medical Equipment – 1.0%
Nihon Kohden Corp.	128,100	$6,423,651
Terumo Corp.	251,500	5,623,094

		$12,046,745

Network & Telecom – 2.0%
Ericsson, Inc., “B”	2,015,073	$24,353,203
Nokia Oyj	88,457	669,817

		$25,023,020

Other Banks & Diversified Financials – 3.8%
Chiba Bank Ltd.	559,000	$3,945,363
DnB NOR A.S.A.	813,638	14,883,015
Hachijuni Bank Ltd.	548,000	3,391,698
Joyo Bank Ltd.	789,000	4,205,715
Julius Baer Group Ltd.	117,957	4,862,999
Jyske Bank A.S. (a)	54,809	3,111,465
North Pacific Bank Ltd.	822,100	3,546,298
Sydbank A.S. (a)	110,382	2,913,192
UniCredit S.p.A.	731,028	6,121,096

		$46,980,841

Pharmaceuticals – 10.4%
Bayer AG	200,522	$28,322,394
GlaxoSmithKline PLC	1,223,550	32,749,898
Novartis AG	372,733	33,751,082
Roche Holding AG	80,446	23,994,099
Santen Pharmaceutical Co. Ltd.	174,200	9,801,491

		$128,618,964

Printing & Publishing – 0.3%
United Business Media Ltd.	285,015	$3,246,140

Real Estate – 4.3%
Deutsche Annington Immobilien SE	388,370	$11,428,278
Deutsche Wohnen AG	906,334	19,546,434
GAGFAH S.A. (a)	494,759	9,007,012
LEG Immobilien AG	104,431	7,034,757
TAG Immobilien AG	473,920	5,782,694

		$52,799,175

Specialty Chemicals – 1.9%
Sigma-Aldrich Corp.	110,033	$11,166,149
Symrise AG	225,040	12,262,723

		$23,428,872

Specialty Stores – 0.5%
Esprit Holdings Ltd.	4,605,558	$6,536,584

Telecommunications – Wireless – 4.1%
KDDI Corp.	639,700	$39,017,880
Vodafone Group PLC	3,395,582	11,331,837

		$50,349,717

Issuer	Shares/Par		Value ($)

COMMON STOCKS – continued
Telephone Services – 1.1%
TDC A.S.		1,169,042	$12,098,683
Telecom Italia S.p.A. – Savings Shares		1,306,485	1,290,742

			$13,389,425

Tobacco – 3.9%
British American Tobacco PLC		359,120	$21,375,715
Japan Tobacco, Inc.		725,300	26,440,283

			$47,815,998

Trucking – 1.7%
Yamato Holdings Co. Ltd.		1,042,600	$21,602,264

Total Common Stocks (Identified Cost, $919,307,634)			$1,182,270,667

Issuer/Expiration Date/Strike Price	Par Amount of Contracts
PUT OPTIONS PURCHASED – 0.0%
JPY Currency – October 2014 @ $111	JPY	3,439,078,196	$3,439
JPY Currency – July 2015 @ $116.5		3,439,078,196	61,903

Total Put Options Purchased (Premium Paid, $444,539)			$65,342

CALL OPTIONS PURCHASED – 0.0%
EUR Currency – October 2014 @ JPY 144.20	EUR	6,194,648	$14,353
EUR Currency – September 2015 @ JPY 152.5		21,036,926	201,429
EUR Currency – December 2014 @ JPY 155.25		10,911,362	5,608

Total Call Options Purchased (Premium Paid, $642,691)			$221,390

Issuer	Shares/Par
MONEY MARKET FUNDS – 3.6%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)		44,156,821	$44,156,821

Total Investments (Identified Cost, $964,551,685)			$1,226,714,220

OTHER ASSETS, LESS LIABILITIES – 0.4%			4,540,214

Net Assets – 100.0%			$1,231,254,434

5

MFS International Value Portfolio

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

IPS	International Preference Stock

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

JPY	Japanese Yen

See Notes to Financial Statements

6

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $920,394,864)	$1,182,557,399
Underlying affiliated funds, at cost and value	44,156,821
Total investments, at value (identified cost, $964,551,685)	$1,226,714,220
Foreign currency, at value (identified cost, $516,560)	516,417
Receivables for
Investments sold	4,778,615
Fund shares sold	1,791,580
Interest and dividends	3,034,232
Other assets	4,295
Total assets		$1,236,839,359
Liabilities
Payables for
Investments purchased	$4,495,713
Fund shares reacquired	841,486
Payable to affiliates
Investment adviser	114,596
Shareholder servicing costs	683
Distribution and/or service fees	27,170
Payable for independent Trustees’ compensation	80
Accrued expenses and other liabilities	105,197
Total liabilities		$5,584,925
Net assets		$1,231,254,434
Net assets consist of
Paid-in capital	$918,444,122
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	262,201,004
Accumulated net realized gain (loss) on investments and foreign currency	5,024,513
Undistributed net investment income	45,584,795
Net assets		$1,231,254,434
Shares of beneficial interest outstanding		53,897,075

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$231,540,279	10,021,088	$23.11
Service Class	999,714,155	43,875,987	22.78

See Notes to Financial Statements

7

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Dividends	$31,638,162
Interest	270,390
Dividends from underlying affiliated funds	176,130
Foreign taxes withheld	(1,834,231)
Total investment income		$30,250,451
Expenses
Management fee	$5,040,352
Distribution and/or service fees	1,143,054
Shareholder servicing costs	27,038
Administrative services fee	71,699
Independent Trustees’ compensation	11,948
Custodian fee	122,586
Shareholder communications	33,948
Audit and tax fees	30,211
Legal fees	5,276
Miscellaneous	14,826
Total expenses		$6,500,938
Fees paid indirectly	(7)
Reduction of expenses by investment adviser	(22,217)
Net expenses		$6,478,714
Net investment income		$23,771,737
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$11,295,760
Foreign currency	86,343
Net realized gain (loss) on investments and foreign currency		$11,382,103
Change in unrealized appreciation (depreciation)
Investments	$29,789,795
Translation of assets and liabilities in foreign currencies	(397)
Net unrealized gain (loss) on investments and foreign currency translation		$29,789,398
Net realized and unrealized gain (loss) on investments and foreign currency		$41,171,501
Change in net assets from operations		$64,943,238

See Notes to Financial Statements

8

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited	)	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$23,771,737		$15,956,053
Net realized gain (loss) on investments and foreign currency	11,382,103		21,744,568
Net unrealized gain (loss) on investments and foreign currency translation	29,789,398		178,837,451
Change in net assets from operations	$64,943,238		$216,538,072
Distributions declared to shareholders
From net investment income	$—		$(13,075,520)
Change in net assets from fund share transactions	$66,005,512		$173,034,754
Total change in net assets	$130,948,750		$376,497,306
Net assets
At beginning of period	1,100,305,684		723,808,378
At end of period (including undistributed net investment income of $45,584,795 and $21,813,058, respectively)	$1,231,254,434		$1,100,305,684

See Notes to Financial Statements

9

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$21.86		$17.34	$15.16	$15.59	$14.51	$12.03
Income (loss) from investment operations
Net investment income (d)	$0.48		$0.40	$0.38	$0.36	$0.26	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.77		4.42	2.05	(0.59)	1.05	2.64
Total from investment operations	$1.25		$4.82	$2.43	$(0.23)	$1.31	$2.89
Less distributions declared to shareholders
From net investment income	$—		$(0.30)	$(0.25)	$(0.20)	$(0.23)	$(0.41)
Net asset value, end of period (x)	$23.11		$21.86	$17.34	$15.16	$15.59	$14.51
Total return (%) (k)(r)(s)(x)	5.72	(n)	27.98	16.16	(1.52)	9.11	25.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.96	0.98	1.01	1.06	1.09
Expenses after expense reductions (f)	0.94	(a)	0.96	0.98	N/A	N/A	N/A
Net investment income	4.42	(a)(l)	2.00	2.33	2.28	1.79	2.00
Portfolio turnover	12	(n)	11	16	16	28	49
Net assets at end of period (000 omitted)	$231,540		$223,444	$182,382	$60,532	$68,356	$63,978

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$21.58		$17.14	$14.99	$15.43	$14.38	$11.91
Income (loss) from investment operations
Net investment income (d)	$0.45		$0.33	$0.38	$0.31	$0.20	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.75		4.38	2.00	(0.58)	1.05	2.62
Total from investment operations	$1.20		$4.71	$2.38	$(0.27)	$1.25	$2.85
Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.23)	$(0.17)	$(0.20)	$(0.38)
Net asset value, end of period (x)	$22.78		$21.58	$17.14	$14.99	$15.43	$14.38
Total return (%) (k)(r)(s)(x)	5.56	(n)	27.63	15.93	(1.78)	8.78	25.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.21	1.23	1.26	1.31	1.34
Expenses after expense reductions (f)	1.19	(a)	1.21	1.23	N/A	N/A	N/A
Net investment income	4.13	(a)(l)	1.68	2.35	1.98	1.43	1.83
Portfolio turnover	12	(n)	11	16	16	28	49
Net assets at end of period (000 omitted)	$999,714		$876,862	$541,427	$381,569	$325,202	$206,006

See Notes to Financial Statements

10

MFS International Value Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS International Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS International Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of

12

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,182,270,667	$—	$—	$1,182,270,667
Purchased Currency Options	—	286,732	—	286,732
Mutual Funds	44,156,821	—	—	44,156,821
Total Investments	$1,226,427,488	$286,732	$—	$1,226,714,220

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Foreign Exchange	Purchased Currency Options	$286,732

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Foreign Exchange	$(474,702)

13

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Foreign Exchange	$(2,640,096)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between

14

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2014, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$13,075,520

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$968,646,767
Gross appreciation	277,868,217
Gross depreciation	(19,800,764)
Net unrealized appreciation (depreciation)	$258,067,453

As of 12/31/13
Undistributed ordinary income	21,860,847
Capital loss carryforwards	(2,262,508)
Other temporary differences	(8,923)
Net unrealized appreciation (depreciation)	228,277,658

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

15

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/17	$(1,169,567)
12/31/18	(1,092,941)
Total	$(2,262,508)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$3,069,631
Service Class	—	10,005,889
Total	$—	$13,075,520

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $21,011, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $26,796, which equated to 0.0047% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $242.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0126% of the fund’s average daily net assets.

16

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,301 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,206, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $213,664,920 and $136,514,805, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	733,340	$16,087,085	1,633,979	$32,222,129
Service Class	5,337,449	116,162,809	13,094,627	257,293,254
	6,070,789	$132,249,894	14,728,606	$289,515,383
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	153,175	$3,069,631
Service Class	—	—	505,093	10,005,889
	—	$—	658,268	$13,075,520
Shares reacquired
Initial Class	(935,018)	$(20,636,197)	(2,079,399)	$(40,729,245)
Service Class	(2,092,340)	(45,608,185)	(4,549,729)	(88,826,904)
	(3,027,358)	$(66,244,382)	(6,629,128)	$(129,556,149)
Net change
Initial Class	(201,678)	$(4,549,112)	(292,245)	$(5,437,485)
Service Class	3,245,109	70,554,624	9,049,991	178,472,239
	3,043,431	$66,005,512	8,757,746	$173,034,754
The fund is one of several mutual funds in which certain of the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 6%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and

17

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $2,221 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	40,151,730	107,032,972	(103,027,881)	44,156,821

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$176,130	$44,156,821

18

MFS International Value Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

19

SEMIANNUAL REPORT

June 30, 2014

MFS® GLOBAL GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

WGO-SEM

MFS® GLOBAL GROWTH PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Growth Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Global Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Google, Inc., “A”	2.6%
LVMH Moet Hennessy Louis Vuitton S.A.	2.5%
Compass Group PLC	2.4%
Accenture PLC, “A”	2.4%
Schlumberger Ltd.	2.3%
Groupe Danone	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.1%
Pernod Ricard S.A.	2.1%
Nestle S.A.	1.9%
Colgate-Palmolive Co.	1.8%

Equity sectors
Consumer Staples	17.0%
Retailing	11.5%
Industrial Goods & Services	11.1%
Financial Services	10.9%
Technology	10.6%
Health Care	9.8%
Special Products & Services	8.5%
Leisure	8.4%
Basic Materials	5.2%
Energy	4.3%
Autos & Housing	1.2%
Transportation	1.0%

Issuer country weightings (x)
United States	52.2%
United Kingdom	13.4%
France	9.9%
Switzerland	5.7%
Germany	3.9%
Brazil	3.2%
Taiwan	2.1%
Denmark	1.7%
South Korea	1.3%
Other Countries	6.6%

Currency exposure weightings (y)
United States Dollar	53.3%
Euro	15.5%
British Pound Sterling	13.4%
Swiss Franc	5.7%
Brazilian Real	3.2%
Taiwan Dollar	2.1%
Danish Krone	1.7%
South Korean Won	1.3%
Indian Rupee	1.0%
Other Currencies	2.8%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	1.20%	$1,000.00	$1,049.47	$6.10
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01
Service Class	Actual	1.45%	$1,000.00	$1,048.26	$7.36
	Hypothetical (h)	1.45%	$1,000.00	$1,017.60	$7.25

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 1.01%, $5.13 and $5.06 for Initial Class and 1.26%, $6.40 and $6.31 for Service Class. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

3

MFS Global Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.5%
Aerospace – 3.2%
Precision Castparts Corp.	1,418	$357,899
Rolls-Royce Holdings PLC	36,604	669,665
United Technologies Corp.	8,161	942,187

		$1,969,751

Alcoholic Beverages – 4.4%
Carlsberg A.S., “B”	6,412	$690,678
Diageo PLC	22,616	722,236
Pernod Ricard S.A.	10,613	1,274,490

		$2,687,404

Apparel Manufacturers – 6.7%
Burberry Group PLC	28,002	$710,692
Cia. Hering S.A.	8,700	87,571
Compagnie Financiere Richemont S.A.	3,769	395,473
Li & Fung Ltd.	373,600	553,382
LVMH Moet Hennessy Louis Vuitton S.A.	8,005	1,543,344
NIKE, Inc., “B”	4,976	385,889
VF Corp.	7,398	466,074

		$4,142,425

Automotive – 0.5%
Johnson Controls, Inc.	6,737	$336,378

Broadcasting – 6.0%
Discovery Communications, Inc., “A” (a)	6,480	$481,334
Publicis Groupe S.A.	4,254	360,801
Time Warner, Inc.	13,385	940,296
Twenty-First Century Fox, Inc.	17,045	599,132
Viacom, Inc., “B”	3,690	320,034
Walt Disney Co.	11,218	961,831

		$3,663,428

Brokerage & Asset Managers – 3.3%
BM&F Bovespa S.A.	132,168	$693,291
CME Group, Inc.	6,045	428,893
Franklin Resources, Inc.	15,534	898,487

		$2,020,671

Business Services – 8.4%
Accenture PLC, “A”	17,926	$1,449,138
Brenntag AG	3,046	544,301
Cognizant Technology Solutions Corp., “A” (a)	9,467	463,031
Compass Group PLC	83,713	1,457,019
Experian Group Ltd.	45,763	773,790
Intertek Group PLC	10,754	505,937

		$5,193,216

Chemicals – 1.0%
Monsanto Co.	4,768	$594,760

Computer Software – 2.1%
Dassault Systems S.A.	3,853	$495,725

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Oracle Corp.	19,805	$802,697

		$1,298,422

Computer Software – Systems – 1.8%
Apple, Inc.	3,407	$316,613
EMC Corp.	30,144	793,993

		$1,110,606

Construction – 0.7%
Sherwin-Williams Co.	2,004	$414,648

Consumer Products – 5.3%
Colgate-Palmolive Co.	16,626	$1,133,561
L’Oreal S.A.	2,431	418,926
Procter & Gamble Co.	9,735	765,074
Reckitt Benckiser Group PLC	10,982	958,524

		$3,276,085

Electrical Equipment – 7.0%
Amphenol Corp., “A”	3,848	$370,716
Danaher Corp.	13,395	1,054,588
Legrand S.A.	5,126	313,646
Mettler-Toledo International, Inc. (a)	2,685	679,788
Schneider Electric S.A.	3,458	325,534
Sensata Technologies Holding B.V. (a)	18,342	858,039
W.W. Grainger, Inc.	2,673	679,664

		$4,281,975

Electronics – 3.5%
Microchip Technology, Inc.	9,272	$452,566
Samsung Electronics Co. Ltd.	288	376,296
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	60,503	1,294,159

		$2,123,021

Energy – Independent – 1.0%
Occidental Petroleum Corp.	6,123	$628,403

Energy – Integrated – 0.6%
BG Group PLC	17,119	$361,824

Food & Beverages – 7.3%
Chr. Hansen Holding A.S.	8,727	$367,522
Groupe Danone	18,473	1,372,005
M. Dias Branco S.A. Industria e Comercio de Alimentos	11,100	490,922
Mead Johnson Nutrition Co., “A”	8,162	760,454
Nestle S.A.	15,294	1,184,819
PepsiCo, Inc.	3,670	327,878

		$4,503,600

Food & Drug Stores – 2.4%
CVS Caremark Corp.	12,010	$905,194
Jeronimo Martins SGPS S.A.	15,618	256,950
Sundrug Co. Ltd.	6,700	298,277

		$1,460,421

4

MFS Global Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – 1.3%
Dollarama, Inc.	5,534	$455,613
Lojas Renner S.A.	11,080	355,041

		$810,654

Internet – 3.2%
Google, Inc., “A” (a)	2,719	$1,589,718
NAVER Corp.	480	396,126

		$1,985,844

Machinery & Tools – 0.9%
Schindler Holding AG	3,671	$558,018

Major Banks – 0.9%
Standard Chartered PLC	27,010	$551,925

Medical & Health Technology & Services – 1.2%
Express Scripts Holding Co. (a)	10,842	$751,676

Medical Equipment – 4.7%
Abbott Laboratories	12,485	$510,637
DENTSPLY International, Inc.	17,126	810,916
Sonova Holding AG	3,563	543,611
Thermo Fisher Scientific, Inc.	5,934	700,212
Waters Corp. (a)	3,123	326,166

		$2,891,542

Metals & Mining – 1.1%
Rio Tinto Ltd.	12,554	$667,859

Oil Services – 2.7%
Saipem S.p.A. (a)	8,795	$237,247
Schlumberger Ltd.	12,064	1,422,949

		$1,660,196

Other Banks & Diversified Financials – 6.7%
Credicorp Ltd.	4,376	$680,337
HDFC Bank Ltd.	47,580	649,919
Itau Unibanco Holding S.A., ADR	23,087	331,991
Julius Baer Group Ltd.	13,848	570,910
MasterCard, Inc., “A”	5,049	370,950
Sberbank of Russia, ADR	38,742	392,456
Visa, Inc., “A”	5,200	1,095,692

		$4,092,255

Pharmaceuticals – 3.9%
Allergan, Inc.	1,653	$279,721
Bayer AG	5,563	785,737
Johnson & Johnson	4,059	424,653
Zoetis, Inc.	28,105	906,948

		$2,397,059

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Printing & Publishing – 0.5%
Equifax, Inc.	4,333	$314,316

Railroad & Shipping – 0.4%
Kuehne & Nagel, Inc. AG	2,028	$269,851

Restaurants – 2.0%
McDonald’s Corp.	6,352	$639,900
Whitbread PLC	7,396	558,070

		$1,197,970

Specialty Chemicals – 3.2%
Croda International PLC	8,315	$313,209
Linde AG	3,405	724,081
Praxair, Inc.	4,469	593,662
Symrise AG	5,958	324,659

		$1,955,611

Specialty Stores – 1.1%
AutoZone, Inc. (a)	249	$133,524
Industria de Diseno Textil S.A.	3,479	535,451

		$668,975

Trucking – 0.5%
Expeditors International of Washington, Inc.	7,508	$331,553

Total Common Stocks (Identified Cost, $47,572,774)		$61,172,342

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	492,267	$492,267

Total Investments (Identified Cost, $48,065,041)		$61,664,609

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(191,143)

Net Assets – 100.0%		$61,473,466

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $47,572,774)	$61,172,342
Underlying affiliated funds, at cost and value	492,267
Total investments, at value (identified cost, $48,065,041)	$61,664,609
Foreign currency, at value (identified cost, $47)	47
Receivables for
Investments sold	105,492
Interest and dividends	100,428
Other assets	522
Total assets		$61,871,098
Liabilities
Payables for
Investments purchased	$137,310
Fund shares reacquired	202,201
Payable to affiliates
Investment adviser	5,998
Shareholder servicing costs	38
Distribution and/or service fees	71
Payable for independent Trustees’ compensation	31
Accrued expenses and other liabilities	51,983
Total liabilities		$397,632
Net assets		$61,473,466
Net assets consist of
Paid-in capital	$45,921,595
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	13,600,699
Accumulated net realized gain (loss) on investments and foreign currency	1,398,165
Undistributed net investment income	553,007
Net assets		$61,473,466
Shares of beneficial interest outstanding		2,708,301

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$58,858,411	2,592,536	$22.70
Service Class	2,615,055	115,765	22.59

See Notes to Financial Statements

6

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Dividends	$661,616
Interest	5,241
Dividends from underlying affiliated funds	145
Foreign taxes withheld	(38,877)
Total investment income		$628,125
Expenses
Management fee	$273,732
Distribution and/or service fees	3,382
Shareholder servicing costs	1,564
Administrative services fee	9,329
Independent Trustees’ compensation	1,326
Custodian fee	35,254
Shareholder communications	4,210
Audit and tax fees	35,700
Legal fees	336
Miscellaneous	5,325
Total expenses		$370,158
Reduction of expenses by investment adviser	(1,178)
Net expenses		$368,980
Net investment income		$259,145
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$2,002,004
Foreign currency	828
Net realized gain (loss) on investments and foreign currency		$2,002,832
Change in unrealized appreciation (depreciation)
Investments	$639,526
Translation of assets and liabilities in foreign currencies	386
Net unrealized gain (loss) on investments and foreign currency translation		$639,912
Net realized and unrealized gain (loss) on investments and foreign currency		$2,642,744
Change in net assets from operations		$2,901,889

See Notes to Financial Statements

7

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$259,145	$297,689
Net realized gain (loss) on investments and foreign currency	2,002,832	6,445,390
Net unrealized gain (loss) on investments and foreign currency translation	639,912	5,166,533
Change in net assets from operations	$2,901,889	$11,909,612
Distributions declared to shareholders
From net investment income	$—	$(404,001)
Change in net assets from fund share transactions	$(5,229,939)	$(8,155,939)
Total change in net assets	$(2,328,050)	$3,349,672
Net assets
At beginning of period	63,801,516	60,451,844
At end of period (including undistributed net investment income of $553,007 and $293,862, respectively)	$61,473,466	$63,801,516

See Notes to Financial Statements

8

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14 (unaudited)		Years ended 12/31
			2013	2012	2011	2010	2009

Net asset value, beginning of period	$21.63		$17.96	$15.11	$16.26	$14.65	$10.62
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.10	$0.11	$0.11	$0.10	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	0.98		3.70	2.86	(1.15)	1.62	4.07
Total from investment operations	$1.07		$3.80	$2.97	$(1.04)	$1.72	$4.17
Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.12)	$(0.11)	$(0.11)	$(0.14)
Net asset value, end of period (x)	$22.70		$21.63	$17.96	$15.11	$16.26	$14.65
Total return (%) (k)(r)(s)(x)	4.95	(n)	21.26	19.72	(6.38)	11.80	39.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.17	1.19	1.22	1.19	1.34
Expenses after expense reductions (f)	1.20	(a)	1.17	1.19	N/A	N/A	N/A
Net investment income	0.87	(a)(l)	0.49	0.68	0.72	0.66	0.85
Portfolio turnover	12	(n)	33	40	36	61	76
Net assets at end of period (000 omitted)	$58,858		$60,188	$57,300	$56,309	$71,546	$75,171

Service Class	Six months ended 6/30/14 (unaudited)		Years ended 12/31
			2013	2012	2011	2010	2009

Net asset value, beginning of period	$21.55		$17.89	$15.04	$16.18	$14.58	$10.55
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.05	$0.07	$0.08	$0.06	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.98		3.69	2.86	(1.16)	1.62	4.05
Total from investment operations	$1.04		$3.74	$2.93	$(1.08)	$1.68	$4.12
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.08)	$(0.06)	$(0.08)	$(0.09)
Net asset value, end of period (x)	$22.59		$21.55	$17.89	$15.04	$16.18	$14.58
Total return (%) (k)(r)(s)(x)	4.83	(n)	20.94	19.49	(6.67)	11.53	39.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.45	(a)	1.42	1.44	1.47	1.44	1.59
Expenses after expense reductions (f)	1.45	(a)	1.42	1.44	N/A	N/A	N/A
Net investment income	0.57	(a)(l)	0.23	0.44	0.49	0.42	0.58
Portfolio turnover	12	(n)	33	40	36	61	76
Net assets at end of period (000 omitted)	$2,615		$3,614	$3,152	$3,101	$4,098	$5,002

See Notes to Financial Statements

9

MFS Global Growth Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Global Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Growth Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be

11

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$61,172,342	$—	$—	$61,172,342
Mutual Funds	492,267	—	—	492,267
Total Investments	$61,664,609	$—	$—	$61,664,609

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,611,581 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income, in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2014, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

12

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2014, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$404,001

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$48,081,947
Gross appreciation	14,622,427
Gross depreciation	(1,039,765)
Net unrealized appreciation (depreciation)	$13,582,662

As of 12/31/13
Undistributed ordinary income	294,225
Capital loss carryforwards	(587,761)
Other temporary differences	382
Net unrealized appreciation (depreciation)	12,943,136

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/17	$(587,761)

13

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$392,147
Service Class	—	11,854
Total	$—	$404,001

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $1,113, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.40% of average daily net assets for the Initial Class shares and 1.65% of average daily net assets for the Service Class shares. This written agreement will expire July 31, 2014. For the six months ended June 30, 2014 the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement. Effective August 1, 2014 the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.01% of average daily net assets for the Initial Class shares and 1.26% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $1,537, which equated to 0.0051% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $27.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0307% of the fund’s average daily net assets.

14

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $134 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $65, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than short-term obligations, aggregated $7,590,218 and $12,542,489, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	5,976	$128,198	35,748	$711,946
Service Class	1,847	40,732	40,640	835,599
	7,823	$168,930	76,388	$1,547,545
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	20,007	$392,147
Service Class	—	—	607	11,854
	—	$—	20,614	$404,001
Shares reacquired
Initial Class	(196,252)	$(4,274,359)	(462,799)	$(9,130,525)
Service Class	(53,817)	(1,124,510)	(49,690)	(976,960)
	(250,069)	$(5,398,869)	(512,489)	$(10,107,485)
Net change
Initial Class	(190,276)	$(4,146,161)	(407,044)	$(8,026,432)
Service Class	(51,970)	(1,083,778)	(8,443)	(129,507)
	(242,246)	$(5,229,939)	(415,487)	$(8,155,939)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $126 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

15

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	26	5,240,929	(4,748,688)	492,267

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$145	$492,267

16

MFS Global Growth Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2014

MFS® BOND PORTFOLIO

MFS® Variable Insurance Trust II

BDS-SEM

MFS® BOND PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Bond Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Bond Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	70.1%
High Yield Corporates	23.6%
Emerging Markets Bonds	1.9%
Commercial Mortgage-Backed Securities	0.7%
Non-U.S. Government Bonds	0.2%
Collateralized Debt Obligations	0.2%
Asset-Backed Securities	0.1%

Composition including fixed income credit quality (a)(i)
AA	0.3%
A	16.7%
BBB	55.2%
BB	19.6%
B	4.8%
CCC (o)	0.0%
CC (o)	0.0%
C	0.1%
D	0.1%
Not Rated (o)	0.0%
Cash & Other	3.2%

Portfolio facts (i)
Average Duration (d)	5.8
Average Effective Maturity (m)	8.6 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS Bond Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.67%	$1,000.00	$1,050.09	$3.41
	Hypothetical (h)	0.67%	$1,000.00	$1,021.47	$3.36
Service Class	Actual	0.92%	$1,000.00	$1,048.91	$4.67
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 0.63%, $3.20 and $3.16 for Initial Class and 0.88%, $4.47 and $4.41 for Service Class. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

3

MFS Bond Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 95.6%
Apparel Manufacturers – 0.5%
Hanesbrands, Inc., 6.375%, 12/15/20	$1,269,000	$1,372,106
PVH Corp., 4.5%, 12/15/22	190,000	187,150

		$1,559,256

Asset-Backed & Securitized – 1.0%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.749%, 12/28/40 (z)	$280,385	$186,454
Capital Trust Realty Ltd., CDO, 5.16%, 6/25/35 (n)	11,541	11,865
Commercial Mortgage Acceptance Corp., FRN, 2.178%, 9/15/30 (i)	250,341	10,121
Falcon Franchise Loan LLC, FRN, 15.803%, 1/05/25 (i)(z)	134,846	42,813
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36 (z)	5,737	5,870
GMAC LLC, FRN, 8.34%, 4/15/34 (d)(n)(q)	523,160	308,726
Greenwich Capital Commercial Funding Corp., FRN, 6.014%, 7/10/38	350,000	379,701
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.99%, 6/15/49	1,195,039	1,314,146
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.62%, 7/15/42 (n)	765,072	193,823
KKR Financial CLO Ltd., “C”, FRN, 1.673%, 5/15/21 (n)	505,395	490,521
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.248%, 2/18/30 (i)	307,009	7,540
Morgan Stanley Capital I, Inc., FRN, 1.116%, 11/15/30 (i)(n)	1,055,312	28,469

		$2,980,049

Automotive – 5.3%
American Honda Finance Corp., 2.125%, 2/28/17 (n)	$1,672,000	$1,715,278
Delphi Corp., 6.125%, 5/15/21	742,000	829,259
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	560,000	591,026
General Motors Co., 6.25%, 10/02/43 (n)	493,000	565,718
General Motors Financial Co., 2.75%, 5/15/16	170,000	172,550
Harley Davidson Financial Services, 1.15%, 9/15/15 (n)	607,000	610,196
Harley-Davidson Financial Services, 3.875%, 3/15/16 (n)	1,061,000	1,113,203
Harley-Davidson Financial Services, Inc., 2.7%, 3/15/17 (n)	942,000	974,250
Lear Corp., 8.125%, 3/15/20	1,661,000	1,787,651
Lear Corp., 4.75%, 1/15/23	787,000	783,065
Lear Corp., 5.375%, 3/15/24	690,000	708,975
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (n)	908,000	919,499
TRW Automotive, Inc., 4.5%, 3/01/21 (n)	940,000	991,700

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
TRW Automotive, Inc., 7.25%, 3/15/17 (n)	$1,613,000	$1,834,788
Volkswagen International Finance N.V., 1.15%, 11/20/15 (n)	1,895,000	1,905,199
Volkswagen International Finance N.V., 2.375%, 3/22/17 (n)	500,000	515,655

		$16,018,012

Biotechnology – 1.2%
Life Technologies Corp., 6%, 3/01/20	$2,997,000	$3,502,852

Broadcasting – 3.3%
21st Century Fox America, Inc., 5.4%, 10/01/43	$685,000	$764,298
CBS Corp., 8.875%, 5/15/19	760,000	985,265
CBS Corp., 5.75%, 4/15/20	440,000	509,898
Discovery Communications, Inc., 4.875%, 4/01/43	1,022,000	1,030,667
Grupo Televisa S.A.B., 5%, 5/13/45	269,000	269,535
News America, Inc., 8.5%, 2/23/25	770,000	1,022,960
Omnicom Group, Inc., 3.625%, 5/01/22	1,283,000	1,319,913
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	578,000	582,117
SES S.A., 3.6%, 4/04/23 (n)	346,000	349,865
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)	25,000	26,438
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)	1,375,000	1,443,750
Time Warner, Inc., 5.35%, 12/15/43	685,000	745,229
Viacom, Inc., 3.5%, 4/01/17	800,000	849,707

		$9,899,642

Brokerage & Asset Managers – 0.1%
Franklin Resources, Inc., 1.375%, 9/15/17	$374,000	$375,325

Building – 2.2%
CEMEX Finance LLC, 6%, 4/01/24 (n)	$1,198,000	$1,247,418
Martin Marietta Materials, Inc., 4.25%, 7/02/24 (z)	850,000	856,380
Mohawk Industries, Inc., 6.125%, 1/15/16	2,090,000	2,249,363
Mohawk Industries, Inc., 3.85%, 2/01/23	999,000	995,254
Owens Corning, Inc., 6.5%, 12/01/16	451,000	502,980
Owens Corning, Inc., 4.2%, 12/15/22	914,000	938,531

		$6,789,926

Business Services – 0.8%
Fidelity National Information Services, Inc., 2%, 4/15/18	$135,000	$134,462
Fidelity National Information Services, Inc., 5%, 3/15/22	1,270,000	1,335,148
Fidelity National Information Services, Inc., 3.5%, 4/15/23	416,000	409,302
Tencent Holdings Ltd., 3.375%, 5/02/19 (n)	500,000	511,186

		$2,390,098

4

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Cable TV – 3.0%
CCO Holdings LLC, 5.25%, 9/30/22	$1,894,000	$1,922,410
Comcast Corp., 4.65%, 7/15/42	628,000	651,103
Comcast Corp., 4.75%, 3/01/44	1,220,000	1,290,342
Cox Communications, Inc., 6.25%, 6/01/18 (n)	261,000	296,752
Lynx I Corp., 5.375%, 4/15/21 (n)	275,000	288,750
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	578,000	573,138
Time Warner Cable, Inc., 8.25%, 4/01/19	850,000	1,077,061
Time Warner Cable, Inc., 5%, 2/01/20	354,000	396,696
Time Warner Cable, Inc., 4.5%, 9/15/42	80,000	77,878
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	266,000	390,253
Videotron Ltd., 5%, 7/15/22	1,555,000	1,597,760
Videotron Ltd., 5.375%, 6/15/24 (n)	520,000	533,000

		$9,095,143

Chemicals – 3.6%
Celanese U.S. Holdings LLC, 4.625%, 11/15/22	$1,356,000	$1,362,780
CF Industries, Inc., 5.15%, 3/15/34	753,000	802,209
CF Industries, Inc., 3.45%, 6/01/23	62,000	61,454
CF Industries, Inc., 4.95%, 6/01/43	356,000	356,544
Dow Chemical Co., 8.55%, 5/15/19	1,413,000	1,816,085
FMC Corp., 4.1%, 2/01/24	1,103,000	1,152,072
LYB International Finance B.V., 4.875%, 3/15/44	676,000	704,794
LyondellBasell Industries N.V., 5%, 4/15/19	939,000	1,059,169
LyondellBasell Industries N.V., 6%, 11/15/21	1,256,000	1,501,868
Monsanto Co., 4.7%, 7/15/64	1,025,000	1,028,961
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)	956,000	1,044,430

		$10,890,366

Computer Software – 0.5%
Oracle Corp., 3.4%, 7/08/24	$1,107,000	$1,104,487
Seagate Technology HDD Holdings, 6.8%, 10/01/16	27,000	30,240
VeriSign, Inc., 4.625%, 5/01/23	425,000	419,858

		$1,554,585

Computer Software – Systems – 0.1%
Seagate HDD Cayman, 3.75%, 11/15/18 (n)	$442,000	$451,945

Conglomerates – 0.4%
Roper Industries, Inc., 1.85%, 11/15/17	$1,171,000	$1,180,750

Consumer Products – 1.1%
Hasbro, Inc., 5.1%, 5/15/44	$1,138,000	$1,175,020
Mattel, Inc., 1.7%, 3/15/18	393,000	391,320
Mattel, Inc., 5.45%, 11/01/41	574,000	622,637
Newell Rubbermaid, Inc., 2.05%, 12/01/17	589,000	595,414
Newell Rubbermaid, Inc., 4.7%, 8/15/20	571,000	618,746

		$3,403,137

Consumer Services – 0.9%
ADT Corp., 4.125%, 6/15/23	$1,430,000	$1,319,175

Issuer	Shares/Par	Value ($)

BONDS – continued
Consumer Services – continued
Service Corp. International, 5.375%, 1/15/22	$170,000	$175,950
Service Corp. International, 5.375%, 5/15/24 (n)	1,220,000	1,247,450

		$2,742,575

Containers – 1.2%
Ball Corp., 5%, 3/15/22	$1,206,000	$1,236,150
Ball Corp., 4%, 11/15/23	691,000	658,178
Crown American LLC, 4.5%, 1/15/23	1,945,000	1,894,430

		$3,788,758

Defense Electronics – 0.5%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$1,358,000	$1,565,936

Electronics – 1.1%
Flextronics International Ltd., 4.625%, 2/15/20	$2,018,000	$2,073,495
Jabil Circuit, Inc., 4.7%, 9/15/22	399,000	403,988
Tyco Electronics Group S.A., 6.55%, 10/01/17	360,000	416,587
Tyco Electronics Group S.A., 2.375%, 12/17/18	229,000	230,792
Tyco Electronics Group S.A., 3.5%, 2/03/22	252,000	257,459

		$3,382,321

Emerging Market Quasi-Sovereign – 0.2%
Comision Federal de Electricidad, 5.75%, 2/14/42	$465,000	$494,063

Energy – Independent – 4.3%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$1,337,000	$1,539,342
Canadian Natural Resources Ltd., 3.8%, 4/15/24	52,000	53,602
Cimarex Energy Co., 4.375%, 6/01/24	300,000	305,625
Concho Resources, Inc., 5.5%, 4/01/23	1,203,000	1,293,225
Continental Resources, Inc., 4.5%, 4/15/23	492,000	525,548
Continental Resources, Inc., 4.9%, 6/01/44 (n)	516,000	533,181
EQT Corp., 4.875%, 11/15/21	253,000	276,507
Hess Corp., 8.125%, 2/15/19	440,000	553,504
Hess Corp., 3.5%, 7/15/24	680,000	681,344
Noble Energy, Inc., 4.15%, 12/15/21	1,920,000	2,064,280
Pioneer Natural Resources Co., 6.65%, 3/15/17	1,100,000	1,252,097
Pioneer Natural Resources Co., 7.5%, 1/15/20	1,518,000	1,872,776
Southwestern Energy Co., 7.5%, 2/01/18	1,851,000	2,206,018

		$13,157,049

Energy – Integrated – 0.5%
Murphy Oil Corp., 2.5%, 12/01/17	$1,309,000	$1,339,762
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)	100,000	99,250

		$1,439,012

5

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Entertainment – 0.1%
Carnival Corp., 1.875%, 12/15/17	$435,000	$437,516

Financial Institutions – 4.3%
CIT Group, Inc., 4.25%, 8/15/17	$353,000	$368,223
CIT Group, Inc., 5.25%, 3/15/18	365,000	391,919
CIT Group, Inc., 6.625%, 4/01/18 (n)	1,900,000	2,132,750
CIT Group, Inc., 5.5%, 2/15/19 (n)	781,000	846,409
General Electric Capital Corp., 1.6%, 11/20/17	883,000	888,469
General Electric Capital Corp., 5.5%, 1/08/20	1,470,000	1,704,036
General Electric Capital Corp., 3.15%, 9/07/22	1,000,000	1,004,567
International Lease Finance Corp., 7.125%, 9/01/18 (n)	570,000	661,200
International Lease Finance Corp., 6.25%, 5/15/19	1,147,000	1,284,640
International Lease Finance Corp., 5.875%, 8/15/22	1,000,000	1,092,500
SLM Corp., 6.25%, 1/25/16	727,000	772,438
SLM Corp., 6%, 1/25/17	1,147,000	1,245,929
SLM Corp., 4.875%, 6/17/19	161,000	165,927
SLM Corp., 8%, 3/25/20	468,000	541,125

		$13,100,132

Food & Beverages – 4.2%
Anheuser-Busch Inbev S.A., 4.625%, 2/01/44	$926,000	$963,429
Constellation Brands, Inc., 7.25%, 9/01/16	1,119,000	1,247,685
Heineken N.V., 1.4%, 10/01/17 (n)	114,000	113,945
J.M. Smucker Co., 3.5%, 10/15/21	880,000	909,967
Kraft Foods Group, Inc., 6.5%, 2/09/40	1,000,000	1,268,130
Mead Johnson Nutrition Co., 4.6%, 6/01/44	259,000	261,080
Pernod Ricard S.A., 5.75%, 4/07/21 (n)	831,000	955,275
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	1,341,000	1,388,559
Smithfield Foods, Inc., 7.75%, 7/01/17	1,370,000	1,575,500
Smithfield Foods, Inc., 6.625%, 8/15/22	348,000	381,060
Tyson Foods, Inc., 6.6%, 4/01/16	2,229,000	2,441,575
Tyson Foods, Inc., 4.5%, 6/15/22	598,000	627,115
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)	505,000	517,821

		$12,651,141

Food & Drug Stores – 1.2%
CVS Caremark Corp., 3.25%, 5/18/15	$296,000	$303,544
CVS Caremark Corp., 5.75%, 6/01/17	324,000	364,938
CVS Caremark Corp., 2.75%, 12/01/22	500,000	482,940
CVS Caremark Corp., 5.75%, 5/15/41	1,465,000	1,756,575
Walgreen Co., 1.8%, 9/15/17	616,000	621,332

		$3,529,329

Forest & Paper Products – 1.4%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	$806,000	$930,321
Graphic Packaging Holding Co., 7.875%, 10/01/18	597,000	629,059
International Paper Co., 6%, 11/15/41	860,000	1,013,411

Issuer	Shares/Par	Value ($)

BONDS – continued
Forest & Paper Products – continued
International Paper Co., 4.8%, 6/15/44	$994,000	$1,001,843
Packaging Corp. of America, 3.9%, 6/15/22	712,000	731,284

		$4,305,918

Gaming & Lodging – 0.7%
Host Hotels & Resorts, Inc., REIT, 4.75%, 3/01/23	$157,000	$167,348
Wyndham Worldwide Corp., 2.5%, 3/01/18	811,000	823,383
Wyndham Worldwide Corp., 4.25%, 3/01/22	1,227,000	1,261,087

		$2,251,818

Insurance – 1.7%
American International Group, Inc., 3.8%, 3/22/17	$937,000	$1,001,286
American International Group, Inc., 6.4%, 12/15/20	1,200,000	1,448,695
Prudential Financial, Inc., 4.75%, 9/17/15	631,000	662,244
Unum Group, 7.125%, 9/30/16	500,000	566,301
Unum Group, 4%, 3/15/24	637,000	657,362
UnumProvident Corp., 6.85%, 11/15/15 (n)	686,000	737,552

		$5,073,440

Insurance – Health – 1.1%
CIGNA Corp., 2.75%, 11/15/16	$1,400,000	$1,453,918
Humana, Inc., 7.2%, 6/15/18	1,157,000	1,374,377
Wellpoint, Inc., 1.875%, 1/15/18	618,000	622,338

		$3,450,633

Insurance – Property & Casualty – 2.8%
Aon PLC, 4.6%, 6/14/44	$237,000	$236,995
AXIS Capital Holdings Ltd., 5.875%, 6/01/20	190,000	218,178
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67	279,000	310,039
CNA Financial Corp., 5.875%, 8/15/20	1,570,000	1,837,205
CNA Financial Corp., 3.95%, 5/15/24	546,000	563,390
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18	678,000	692,964
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	900,000	999,603
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24	779,000	777,944
Swiss Re Ltd., 4.25%, 12/06/42 (n)	468,000	450,799
XL Group PLC, 5.75%, 10/01/21	1,110,000	1,294,323
XL Group PLC, 6.5% to 4/15/17, FRN to 12/29/49	161,000	158,988
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	896,000	958,720

		$8,499,148

International Market Quasi-Sovereign – 0.2%
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)	$542,000	$620,590

6

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Machinery & Tools – 0.4%
Case New Holland, Inc., 7.875%, 12/01/17	$511,000	$595,315
United Rentals North America, Inc., 5.75%, 11/15/24	680,000	706,350

		$1,301,665

Major Banks – 8.4%
Bank of America Corp., 2%, 1/11/18	$3,000,000	$3,019,359
Bank of America Corp., 7.625%, 6/01/19	500,000	617,591
Bank of America Corp., 5.625%, 7/01/20	185,000	212,830
Bank of America Corp., 4.125%, 1/22/24	1,917,000	1,976,414
Bank of America Corp., 4.875%, 4/01/44	459,000	473,658
Bank of America Corp., FRN, 5.2%, 12/31/49	637,000	609,928
Goldman Sachs Group, Inc., 5.625%, 1/15/17	1,123,000	1,235,906
Goldman Sachs Group, Inc., 4.8%, 7/08/44	904,000	899,588
JPMorgan Chase & Co., 4.25%, 10/15/20	893,000	968,756
JPMorgan Chase & Co., 4.5%, 1/24/22	1,500,000	1,643,609
JPMorgan Chase & Co., 3.25%, 9/23/22	904,000	908,127
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49	1,221,000	1,314,101
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	349,000	379,596
Morgan Stanley, 3.875%, 4/29/24	1,065,000	1,077,908
Morgan Stanley, 1.75%, 2/25/16	409,000	414,809
Morgan Stanley, 5.75%, 10/18/16	906,000	999,121
Morgan Stanley, 5.5%, 7/28/21	1,245,000	1,430,290
PNC Funding Corp., 5.625%, 2/01/17	1,095,000	1,211,102
Regions Financial Corp., 2%, 5/15/18	1,460,000	1,454,859
Royal Bank of Scotland PLC, 2.55%, 9/18/15	1,054,000	1,075,738
Wachovia Corp., 6.605%, 10/01/25	1,270,000	1,526,717
Wells Fargo & Co., 4.1%, 6/03/26	1,000,000	1,012,599
Wells Fargo & Co., 5.90% to 6/15/24, FRN to 12/29/49	1,106,000	1,173,190

		$25,635,796

Medical & Health Technology & Services – 2.8%
Davita, Inc., 6.625%, 11/01/20	$2,018,000	$2,144,125
Express Scripts Holding Co., 2.25%, 6/15/19	967,000	962,956
Fresenius Medical Care AG & Co. KGaA, 9%, 7/15/15 (n)	1,775,000	1,912,563
Fresenius Medical Care US Finance II, Inc., 6.5%, 9/15/18 (n)	734,000	829,420
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)	189,000	192,780
HCA, Inc., 4.75%, 5/01/23	1,409,000	1,407,239
McKesson Corp., 5.7%, 3/01/17	770,000	861,729
McKesson Corp., 7.5%, 2/15/19	120,000	147,433
McKesson Corp., 2.7%, 12/15/22	158,000	151,215

		$8,609,460

Metals & Mining – 1.7%
Consol Energy, Inc., 5.875%, 4/15/22 (n)	$1,361,000	$1,425,648
Plains Exploration & Production Co., 6.875%, 2/15/23	1,235,000	1,444,950

Issuer	Shares/Par	Value ($)

BONDS – continued
Metals & Mining – continued
Rio Tinto Finance (USA) Ltd., 3.75%, 9/20/21	$600,000	$631,923
Southern Copper Corp., 6.75%, 4/16/40	1,680,000	1,826,674

		$5,329,195

Midstream – 6.3%
Access Midstream Partner LP, 4.875%, 3/15/24	$1,200,000	$1,267,500
AmeriGas Finance LLC, 7%, 5/20/22	1,448,000	1,603,660
El Paso Pipeline Partners LP, 6.5%, 4/01/20	306,000	358,440
Energy Transfer Partners LP, 9.7%, 3/15/19	213,000	279,195
Energy Transfer Partners LP, 5.15%, 2/01/43	1,112,000	1,142,127
EnLink Midstream Partners LP, 2.7%, 4/01/19	255,000	258,632
Enterprise Products Operating LLC, 3.9%, 2/15/24	406,000	419,990
Enterprise Products Partners LP, 6.3%, 9/15/17	540,000	623,397
Enterprise Products Partners LP, 4.45%, 2/15/43	473,000	463,988
Enterprise Products Partners LP, 7.034% to 1/15/18, FRN to 1/15/68	267,000	304,754
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	370,000	444,000
Kinder Morgan Energy Partners LP, 7.4%, 3/15/31	581,000	728,464
MarkWest Energy Partners LP, 4.5%, 7/15/23	1,121,000	1,143,420
NiSource Finance Corp., 3.85%, 2/15/23	1,106,000	1,134,191
NiSource Finance Corp., 4.8%, 2/15/44	761,000	769,370
ONEOK Partners LP, 2%, 10/01/17	447,000	453,101
ONEOK, Inc., 4.25%, 2/01/22	1,093,000	1,093,248
Plains All American Pipeline, LP, 3.95%, 9/15/15	1,290,000	1,339,888
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	1,467,000	1,529,348
Spectra Energy Capital LLC, 8%, 10/01/19	942,000	1,188,513
Sunoco Logistics Partners LP, 5.3%, 4/01/44	692,000	728,093
Williams Cos., Inc., 3.7%, 1/15/23	1,254,000	1,206,269
Williams Cos., Inc., 5.75%, 6/24/44	750,000	756,453

		$19,236,041

Network & Telecom – 2.4%
AT&T, Inc., 1.4%, 12/01/17	$168,000	$167,295
CenturyLink, Inc., 7.6%, 9/15/39	985,000	988,694
Verizon Communications, Inc., 3.65%, 9/14/18	1,078,000	1,152,901
Verizon Communications, Inc., 4.5%, 9/15/20	1,471,000	1,618,088
Verizon Communications, Inc., 5.05%, 3/15/34	929,000	991,490
Verizon Communications, Inc., 6%, 4/01/41	690,000	808,163
Verizon Communications, Inc., 6.55%, 9/15/43	1,258,000	1,583,119

		$7,309,750

7

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – 4.2%
American Express Co., 2.65%, 12/02/22	$368,000	$358,855
American Express Credit Corp., 2.375%, 3/24/17	745,000	770,190
BB&T Corp., 3.95%, 4/29/16	500,000	529,371
Capital One Bank (USA) N.A., 3.375%, 2/15/23	1,200,000	1,191,894
Capital One Financial Corp., 3.75%, 4/24/24	796,000	807,929
Citigroup, Inc., 1.25%, 1/15/16	676,000	680,072
Citigroup, Inc., 3.75%, 6/16/24	1,606,000	1,610,484
Discover Bank, 7%, 4/15/20	2,197,000	2,638,953
Fifth Third Bancorp, 2.3%, 3/01/19	58,000	58,302
Fifth Third Bancorp, 3.5%, 3/15/22	673,000	694,544
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (z)	1,202,000	1,216,202
Macquarie Group Ltd., 3%, 12/03/18 (n)	1,029,000	1,055,558
Swedbank AB, 2.125%, 9/29/17 (n)	1,238,000	1,260,866

		$12,873,220

Personal Computers & Peripherals – 0.3%
Equifax, Inc., 3.3%, 12/15/22	$849,000	$831,423

Pharmaceuticals – 4.3%
Celgene Corp., 2.45%, 10/15/15	$606,000	$617,945
Celgene Corp., 1.9%, 8/15/17	1,583,000	1,606,096
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)	3,159,000	3,407,961
Gilead Sciences, Inc., 3.7%, 4/01/24	1,189,000	1,220,034
Hospira, Inc., 6.05%, 3/30/17	906,000	999,513
Hospira, Inc., 5.2%, 8/12/20	360,000	394,024
Mylan, Inc., 2.55%, 3/28/19	399,000	401,924
Mylan, Inc., 3.125%, 1/15/23 (n)	500,000	480,683
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22	931,000	895,369
Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21 (n)	784,000	806,540
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	1,013,000	1,094,040
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	320,000	322,854
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22	414,000	406,745
Watson Pharmaceuticals, Inc., 4.625%, 10/01/42	347,000	341,345

		$12,995,073

Pollution Control – 0.4%
Republic Services, Inc., 5.25%, 11/15/21	$1,160,000	$1,321,776

Printing & Publishing – 0.8%
Gannett Co., Inc., 5.125%, 10/15/19 (n)	$1,630,000	$1,687,050
Nielsen Finance LLC, 7.75%, 10/15/18	584,000	617,580

		$2,304,630

Railroad & Shipping – 0.5%
Canadian Pacific Railway Co., 7.25%, 5/15/19	$424,000	$521,032

Issuer	Shares/Par	Value ($)

BONDS – continued
Railroad & Shipping – continued
Canadian Pacific Railway Co., 4.5%, 1/15/22	$400,000	$440,014
CSX Corp., 7.375%, 2/01/19	365,000	446,784

		$1,407,830

Real Estate – Office – 0.8%
Boston Properties LP, REIT, 3.7%, 11/15/18	$754,000	$804,921
Boston Properties LP, REIT, 3.85%, 2/01/23	1,131,000	1,166,327
Vornado Realty LP, REIT, 2.5%, 6/30/19	422,000	422,677

		$2,393,925

Real Estate – Retail – 1.2%
Simon Property Group, Inc., REIT, 5.75%, 12/01/15	$440,000	$466,443
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	503,000	499,523
Simon Property Group, Inc., REIT, 10.35%, 4/01/19	1,026,000	1,390,085
WEA Finance LLC, 6.75%, 9/02/19 (n)	1,044,000	1,301,181

		$3,657,232

Restaurants – 0.3%
YUM! Brands, Inc., 5.35%, 11/01/43	$753,000	$824,778

Retailers – 2.7%
Dollar General Corp., 4.125%, 7/15/17	$2,144,000	$2,294,991
Gap, Inc., 5.95%, 4/12/21	2,613,000	3,023,983
Home Depot, Inc., 4.875%, 2/15/44	641,000	698,504
Limited Brands, Inc., 7%, 5/01/20	1,441,000	1,655,349
Limited Brands, Inc., 5.625%, 2/15/22	479,000	518,518

		$8,191,345

Specialty Chemicals – 0.6%
Ecolab, Inc., 4.35%, 12/08/21	$804,000	$881,636
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)	905,000	968,350

		$1,849,986

Telecommunications – Wireless – 1.9%
American Tower Corp., REIT, 4.625%, 4/01/15	$1,770,000	$1,823,081
American Tower Corp., REIT, 4.5%, 1/15/18	1,150,000	1,253,031
American Tower Corp., REIT, 3.5%, 1/31/23	371,000	363,817
Crown Castle International Corp., 5.25%, 1/15/23	470,000	489,975
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	955,000	1,124,060
Rogers Communications, Inc., 5%, 3/15/44	609,000	635,073
Vodafone Group PLC, 5.625%, 2/27/17	201,000	223,672

		$5,912,709

Tobacco – 3.0%
Altria Group, Inc., 2.95%, 5/02/23	$1,400,000	$1,340,252
Altria Group, Inc., 4%, 1/31/24	231,000	237,359
B.A.T. International Finance PLC, 2.125%, 6/07/17 (n)	1,052,000	1,078,024
Lorillard Tobacco Co., 2.3%, 8/21/17	945,000	964,501

8

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Tobacco – continued
Lorillard Tobacco Co., 8.125%, 6/23/19	$2,001,000	$2,494,755
Reynolds American, Inc., 6.75%, 6/15/17	1,100,000	1,262,877
Reynolds American, Inc., 4.75%, 11/01/42	1,810,000	1,725,985

		$9,103,753

Transportation – Services – 0.3%
ERAC USA Finance Co., 6.375%, 10/15/17 (n)	$200,000	$230,030
ERAC USA Finance Co., 7%, 10/15/37 (n)	421,000	551,657
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	272,000	274,015

		$1,055,702

Utilities – Electric Power – 2.8%
American Electric Power Co., Inc., 1.65%, 12/15/17	$487,000	$489,584
Calpine Corp., 7.875%, 7/31/20 (n)	1,147,000	1,244,495
CMS Energy Corp., 6.25%, 2/01/20	1,010,000	1,198,794
CMS Energy Corp., 5.05%, 3/15/22	209,000	237,545
Duke Energy Corp., 1.625%, 8/15/17	488,000	492,280
EDP Finance B.V., 5.25%, 1/14/21 (n)	400,000	424,000

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	$304,000	$305,691
NRG Energy, Inc., 6.25%, 7/15/22 (n)	1,400,000	1,491,000
PPL Capital Funding, Inc., 5%, 3/15/44	590,000	635,016
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	1,057,000	1,188,951
PSEG Power LLC, 5.32%, 9/15/16	288,000	314,873
Waterford 3 Funding Corp., 8.09%, 1/02/17	365,174	365,113

		$8,387,342

Total Bonds (Identified Cost, $276,293,042)		$291,113,096

MONEY MARKET FUNDS – 4.4%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	13,456,045	$13,456,045

Total Investments (Identified Cost, $289,749,087)		$304,569,141

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(136,477)

Net Assets – 100.0%		$304,432,664

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $57,815,832, representing 19.0% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.749%, 12/28/40	3/01/06	$280,385	$186,454
Falcon Franchise Loan LLC, FRN, 15.803%, 1/05/25	1/29/03	10,423	42,813
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36	1/20/11	5,581	5,870
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24	6/19/14	1,202,000	1,216,202
Martin Marietta Materials, Inc., 4.25%, 7/02/24	6/23/14	845,138	856,380
Total Restricted Securities			$2,307,719
% of Net assets			0.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

MFS Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $276,293,042)	$291,113,096
Underlying affiliated funds, at cost and value	13,456,045
Total investments, at value (identified cost, $289,749,087)	$304,569,141
Receivables for
Investments sold	1,965,129
Fund shares sold	82,185
Interest	3,562,287
Other assets	1,506
Total assets		$310,180,248
Liabilities
Payables for
Investments purchased	$3,864,814
Fund shares reacquired	1,794,700
Payable to affiliates
Investment adviser	19,321
Shareholder servicing costs	151
Distribution and/or service fees	6,112
Payable for independent Trustees’ compensation	147
Accrued expenses and other liabilities	62,339
Total liabilities		$5,747,584
Net assets		$304,432,664
Net assets consist of
Paid-in capital	$273,482,917
Unrealized appreciation (depreciation) on investments	14,820,054
Accumulated net realized gain (loss) on investments	153,402
Undistributed net investment income	15,976,291
Net assets		$304,432,664
Shares of beneficial interest outstanding		25,260,162

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$82,616,882	6,793,488	$12.16
Service Class	221,815,782	18,466,674	12.01
See Notes to Financial Statements

10

MFS Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Interest	$6,282,539
Dividends from underlying affiliated funds	7,412
Total investment income		$6,289,951
Expenses
Management fee	$890,879
Distribution and/or service fees	269,426
Shareholder servicing costs	6,075
Administrative services fee	23,025
Independent Trustees’ compensation	4,562
Custodian fee	18,308
Shareholder communications	8,950
Audit and tax fees	35,496
Legal fees	1,672
Miscellaneous	8,919
Total expenses		$1,267,312
Fees paid indirectly	(29)
Reduction of expenses by investment adviser	(5,764)
Net expenses		$1,261,519
Net investment income		$5,028,432
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)		$1,443,967
Change in unrealized appreciation (depreciation) on investments		$7,934,388
Net realized and unrealized gain (loss) on investments		$9,378,355
Change in net assets from operations		$14,406,787

See Notes to Financial Statements

11

MFS Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited	)	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$5,028,432		$9,971,324
Net realized gain (loss) on investments	1,443,967		1,569,999
Net unrealized gain (loss) on investments	7,934,388		(13,036,800)
Change in net assets from operations	$14,406,787		$(1,495,477)
Distributions declared to shareholders
From net investment income	$—		$(12,220,034)
From net realized gain on investments	—		(5,130,772)
Total distributions declared to shareholders	$—		$(17,350,806)
Change in net assets from fund share transactions	$(3,198,546)		$20,928,492
Total change in net assets	$11,208,241		$2,082,209
Net assets
At beginning of period	293,224,423		291,142,214
At end of period (including undistributed net investment income of $15,976,291 and $10,947,859, respectively)	$304,432,664		$293,224,423

See Notes to Financial Statements

12

MFS Bond Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$11.58		$12.36	$11.67	$11.49	$10.84	$9.11
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.43	$0.50	$0.57	$0.58	$0.59
Net realized and unrealized gain (loss) on investments	0.37		(0.48)	0.80	0.18	0.57	1.81
Total from investment operations	$0.58		$(0.05)	$1.30	$0.75	$1.15	$2.40
Less distributions declared to shareholders
From net investment income	$—		$(0.52)	$(0.61)	$(0.57)	$(0.50)	$(0.67)
From net realized gain on investments	—		(0.21)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.73)	$(0.61)	$(0.57)	$(0.50)	$(0.67)
Net asset value, end of period (x)	$12.16		$11.58	$12.36	$11.67	$11.49	$10.84
Total return (%) (k)(r)(s)(x)	5.01	(n)	(0.27)	11.31	6.63	10.86	27.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)	0.67	0.68	0.70	0.72	0.74
Expenses after expense reductions (f)	0.67	(a)	0.67	0.68	N/A	N/A	N/A
Net investment income	3.57	(a)	3.54	4.13	4.85	5.17	5.93
Portfolio turnover	20	(n)	38	57	55	58	71
Net assets at end of period (000 omitted)	$82,617		$81,921	$95,361	$90,822	$95,584	$92,244

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$11.45		$12.23	$11.56	$11.40	$10.76	$9.04
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.39	$0.47	$0.53	$0.55	$0.56
Net realized and unrealized gain (loss) on investments	0.37		(0.47)	0.78	0.18	0.57	1.80
Total from investment operations	$0.56		$(0.08)	$1.25	$0.71	$1.12	$2.36
Less distributions declared to shareholders
From net investment income	$—		$(0.49)	$(0.58)	$(0.55)	$(0.48)	$(0.64)
From net realized gain on investments	—		(0.21)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.70)	$(0.58)	$(0.55)	$(0.48)	$(0.64)
Net asset value, end of period (x)	$12.01		$11.45	$12.23	$11.56	$11.40	$10.76
Total return (%) (k)(r)(s)(x)	4.89	(n)	(0.51)	11.00	6.30	10.67	27.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.92	0.93	0.95	0.97	0.99
Expenses after expense reductions (f)	0.92	(a)	0.92	0.93	N/A	N/A	N/A
Net investment income	3.32	(a)	3.29	3.86	4.59	4.90	5.64
Portfolio turnover	20	(n)	38	57	55	58	71
Net assets at end of period (000 omitted)	$221,816		$211,303	$195,781	$165,367	$146,977	$96,293

See Notes to Financial Statements

13

MFS Bond Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

14

MFS Bond Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Bond Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and

15

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$1,114,653	$—	$1,114,653
U.S. Corporate Bonds	—	253,884,695	—	253,884,695
Commercial Mortgage-Backed Securities	—	2,285,339	—	2,285,339
Asset-Backed Securities (including CDOs)	—	694,710	—	694,710
Foreign Bonds	—	33,133,699	—	33,133,699
Mutual Funds	13,456,045	—	—	13,456,045
Total Investments	$13,456,045	$291,113,096	$—	$304,569,141

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the

16

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$15,106,585
Long-term capital gains	2,244,221
Total distributions	$17,350,806

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$291,870,204
Gross appreciation	14,289,232
Gross depreciation	(1,590,295)
Net unrealized appreciation (depreciation)	$12,698,937

As of 12/31/13
Undistributed ordinary income	10,948,177
Undistributed long-term capital gain	776,157
Other temporary differences	(318)
Net unrealized appreciation (depreciation)	4,818,944

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/14	Year ended 12/31/13	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$3,749,442	$—	$1,517,318
Service Class	—	8,470,592	—	3,613,454
Total	$—	$12,220,034	$—	$5,130,772

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.60%
Average daily net assets in excess of $1 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $5,447, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

Effective August 1, 2014, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.63% of average daily net assets for the Initial Class shares and 0.88% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

17

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $6,023, which equated to 0.0041% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $52.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0155% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $659 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $317, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$2,970,531	$3,153,153
Investments (non-U.S. Government securities)	$65,567,537	$53,344,076

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	146,862	$1,748,074	702,584	$8,435,409
Service Class	1,379,164	16,190,130	4,292,770	51,374,935
	1,526,026	$17,938,204	4,995,354	$59,810,344
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	468,573	$5,266,760
Service Class	—	—	1,085,718	12,084,046
	—	$—	1,554,291	$17,350,806

18

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(428,512)	$(5,083,053)	(1,811,428)	$(21,644,615)
Service Class	(1,365,847)	(16,053,697)	(2,928,484)	(34,588,043)
	(1,794,359)	$(21,136,750)	(4,739,912)	$(56,232,658)
Net change
Initial Class	(281,650)	$(3,334,979)	(640,271)	$(7,942,446)
Service Class	13,317	136,433	2,450,004	28,870,938
	(268,333)	$(3,198,546)	1,809,733	$20,928,492

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $600 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,504,889	47,614,095	(53,662,939)	13,456,045

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,412	$13,456,045

19

MFS Bond Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

20

SEMIANNUAL REPORT

June 30, 2014

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

MFS® Variable Insurance Trust II

MIS-SEM

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Massachusetts Investors Growth Stock Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Massachusetts Investors Growth Stock Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Google, Inc., “A”	4.9%
Accenture PLC, “A”	4.0%
Visa, Inc., “A”	3.4%
Colgate-Palmolive Co.	3.3%
Danaher Corp.	3.3%
United Technologies Corp.	2.9%
Schlumberger Ltd.	2.9%
Oracle Corp.	2.8%
Walt Disney Co.	2.6%
LVMH Moet Hennessy Louis Vuitton S.A.	2.4%

Equity sectors
Technology	15.2%
Health Care	13.6%
Industrial Goods & Services	13.5%
Consumer Staples	12.4%
Leisure	11.5%
Financial Services	8.6%
Retailing	7.9%
Special Products & Services	5.6%
Energy	3.8%
Basic Materials	3.7%
Autos & Housing	2.0%
Transportation	1.2%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS Massachusetts Investors Growth Stock Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.80%	$1,000.00	$1,047.37	$4.06
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
Service Class	Actual	1.05%	$1,000.00	$1,045.96	$5.33
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Massachusetts Investors Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.0%
Aerospace – 3.9%
Precision Castparts Corp.	24,388	$6,155,528
United Technologies Corp.	149,812	17,295,795

		$23,451,323

Alcoholic Beverages – 1.7%
Pernod Ricard S.A.	82,879	$9,952,743

Apparel Manufacturers – 4.6%
LVMH Moet Hennessy Louis Vuitton S.A.	75,334	$14,524,205
NIKE, Inc., “B”	79,337	6,152,584
VF Corp.	105,536	6,648,768

		$27,325,557

Automotive – 1.0%
Johnson Controls, Inc.	116,571	$5,820,390

Broadcasting – 9.1%
Discovery Communications, Inc., “A” (a)	98,652	$7,327,871
Omnicom Group, Inc.	49,272	3,509,152
Time Warner, Inc.	202,125	14,199,281
Twenty-First Century Fox, Inc.	272,177	9,567,022
Viacom, Inc., “B”	48,232	4,183,161
Walt Disney Co.	183,405	15,725,145

		$54,511,632

Brokerage & Asset Managers – 4.0%
Charles Schwab Corp.	104,681	$2,819,059
CME Group, Inc.	102,305	7,258,540
Franklin Resources, Inc.	235,651	13,630,054

		$23,707,653

Business Services – 5.6%
Accenture PLC, “A”	293,264	$23,707,462
Cognizant Technology Solutions Corp., “A” (a)	91,999	4,499,671
Experian Group Ltd.	200,036	3,382,335
MSCI, Inc., “A” (a)	46,411	2,127,944

		$33,717,412

Chemicals – 1.6%
Monsanto Co.	75,027	$9,358,868

Computer Software – 2.8%
Oracle Corp.	417,091	$16,904,698

Computer Software – Systems – 4.0%
Apple, Inc.	51,489	$4,784,873
EMC Corp.	526,603	13,870,723
International Business Machines Corp.	28,989	5,254,836

		$23,910,432

Construction – 1.0%
Sherwin-Williams Co.	29,851	$6,176,470

Consumer Products – 6.1%
Church & Dwight Co., Inc.	53,628	$3,751,279

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – continued
Colgate-Palmolive Co.	286,909	$19,561,456
Procter & Gamble Co.	170,942	13,434,332

		$36,747,067

Electrical Equipment – 9.5%
Amphenol Corp., “A”	46,628	$4,492,142
Danaher Corp.	247,734	19,504,098
Mettler-Toledo International, Inc. (a)	38,273	9,689,958
Sensata Technologies Holding B.V. (a)	287,423	13,445,648
W.W. Grainger, Inc.	38,962	9,906,868

		$57,038,714

Electronics – 2.8%
Microchip Technology, Inc.	163,698	$7,990,099
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	409,358	8,756,168

		$16,746,267

Energy – Independent – 0.9%
Occidental Petroleum Corp.	50,301	$5,162,392

Food & Beverages – 4.6%
Groupe Danone	157,992	$11,734,200
Mead Johnson Nutrition Co., “A”	114,769	10,693,028
PepsiCo, Inc.	53,380	4,768,969

		$27,196,197

Food & Drug Stores – 2.4%
CVS Caremark Corp.	187,866	$14,159,460

Internet – 5.6%
eBay, Inc. (a)	80,743	$4,041,995
Google, Inc., “A” (a)	50,258	29,384,345

		$33,426,340

Medical & Health Technology & Services – 2.5%
Express Scripts Holding Co. (a)	175,759	$12,185,371
Patterson Cos., Inc.	64,460	2,546,815

		$14,732,186

Medical Equipment – 7.1%
Abbott Laboratories	196,275	$8,027,648
DENTSPLY International, Inc.	260,465	12,333,018
St. Jude Medical, Inc.	50,945	3,527,941
Thermo Fisher Scientific, Inc.	111,674	13,177,532
Waters Corp. (a)	51,411	5,369,365

		$42,435,504

Metals & Mining – 0.4%
Rio Tinto Ltd.	48,311	$2,570,090

Oil Services – 2.9%
Schlumberger Ltd.	146,484	$17,277,788

Other Banks & Diversified Financials – 4.6%
MasterCard, Inc., “A”	95,809	$7,039,087

4

MFS Massachusetts Investors Growth Stock Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
Visa, Inc., “A”	97,225	$20,486,280

		$27,525,367

Pharmaceuticals – 4.1%
Allergan, Inc.	18,071	$3,057,975
Johnson & Johnson	76,990	8,054,694
Zoetis, Inc.	408,300	13,175,841

		$24,288,510

Printing & Publishing – 0.7%
Equifax, Inc.	58,518	$4,244,896

Restaurants – 1.7%
McDonald’s Corp.	101,566	$10,231,759

Specialty Chemicals – 1.7%
Praxair, Inc.	77,814	$10,336,812

Specialty Stores – 0.9%
AutoZone, Inc. (a)	2,401	$1,287,512
Industria de Diseno Textil S.A.	27,152	4,178,947

		$5,466,459

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Trucking – 1.2%
Expeditors International of Washington, Inc.	158,228	$6,987,348

Total Common Stocks (Identified Cost, $434,126,482)		$591,410,334

MONEY MARKET FUNDS – 1.1%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	6,487,001	$6,487,001

Total Investments (Identified Cost, $440,613,483)		$597,897,335

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(821,799)

Net Assets – 100.0%		$597,075,536

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $434,126,482)	$591,410,334
Underlying affiliated funds, at cost and value	6,487,001
Total investments, at value (identified cost, $440,613,483)	$597,897,335
Foreign currency, at value (identified cost, $105)	106
Dividends receivable	591,762
Other assets	3,476
Total assets		$598,492,679
Liabilities
Payables for
Investments purchased	$698,150
Fund shares reacquired	592,559
Payable to affiliates
Investment adviser	47,323
Shareholder servicing costs	189
Distribution and/or service fees	1,394
Payable for independent Trustees’ compensation	278
Accrued expenses and other liabilities	77,250
Total liabilities		$1,417,143
Net assets		$597,075,536
Net assets consist of
Paid-in capital	$367,374,631
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	157,300,909
Accumulated net realized gain (loss) on investments and foreign currency	67,409,336
Undistributed net investment income	4,990,660
Net assets		$597,075,536
Shares of beneficial interest outstanding		32,961,541

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$546,093,159	30,126,314	$18.13
Service Class	50,982,377	2,835,227	17.98

See Notes to Financial Statements

6

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Dividends	$4,440,347
Interest	32,960
Dividends from underlying affiliated funds	1,352
Foreign taxes withheld	(108,863)
Total investment income		$4,365,796
Expenses
Management fee	$2,223,549
Distribution and/or service fees	64,464
Shareholder servicing costs	7,757
Administrative services fee	40,194
Independent Trustees’ compensation	7,827
Custodian fee	34,730
Shareholder communications	15,299
Audit and tax fees	27,681
Legal fees	3,194
Miscellaneous	10,576
Total expenses		$2,435,271
Reduction of expenses by investment adviser	(11,463)
Net expenses		$2,423,808
Net investment income		$1,941,988
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$39,684,175
Foreign currency	(98)
Net realized gain (loss) on investments and foreign currency		$39,684,077
Change in unrealized appreciation (depreciation)
Investments	$(14,601,479)
Translation of assets and liabilities in foreign currencies	1,319
Net unrealized gain (loss) on investments and foreign currency translation		$(14,600,160)
Net realized and unrealized gain (loss) on investments and foreign currency		$25,083,917
Change in net assets from operations		$27,025,905

See Notes to Financial Statements

7

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$1,941,988	$3,056,279
Net realized gain (loss) on investments and foreign currency	39,684,077	66,910,941
Net unrealized gain (loss) on investments and foreign currency translation	(14,600,160)	83,829,857
Change in net assets from operations	$27,025,905	$153,797,077
Distributions declared to shareholders
From net investment income	$—	$(3,950,113)
Change in net assets from fund share transactions	$(47,716,107)	$(73,294,055)
Total change in net assets	$(20,690,202)	$76,552,909
Net assets
At beginning of period	617,765,738	541,212,829
At end of period (including undistributed net investment income of $4,990,660 and $3,048,672, respectively)	$597,075,536	$617,765,738

See Notes to Financial Statements

8

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$17.31		$13.37	$11.45	$11.43	$10.13	$7.30
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.08	$0.09	$0.06	$0.06	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.76		3.97	1.88	0.03	1.27	2.85
Total from investment operations	$0.82		$4.05	$1.97	$0.09	$1.33	$2.90
Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.05)	$(0.07)	$(0.03)	$(0.07)
Net asset value, end of period (x)	$18.13		$17.31	$13.37	$11.45	$11.43	$10.13
Total return (%) (k)(r)(s)(x)	4.74	(n)	30.39	17.25	0.80	13.15	40.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.80	0.80	0.83	0.86	0.87
Expenses after expense reductions (f)	0.80	(a)	0.80	0.80	0.82	0.82	0.82
Net investment income	0.68	(a)	0.55	0.74	0.47	0.55	0.62
Portfolio turnover	12	(n)	26	30	24	45	53
Net assets at end of period (000 omitted)	$546,093		$561,066	$490,630	$485,484	$429,925	$448,333

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$17.19		$13.27	$11.37	$11.34	$10.06	$7.24
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.05	$0.06	$0.03	$0.03	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.75		3.94	1.86	0.03	1.26	2.82
Total from investment operations	$0.79		$3.99	$1.92	$0.06	$1.29	$2.86
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.02)	$(0.03)	$(0.01)	$(0.04)
Net asset value, end of period (x)	$17.98		$17.19	$13.27	$11.37	$11.34	$10.06
Total return (%) (k)(r)(s)(x)	4.60	(n)	30.13	16.85	0.57	12.83	39.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.05	1.05	1.08	1.11	1.12
Expenses after expense reductions (f)	1.05	(a)	1.05	1.05	1.07	1.07	1.07
Net investment income	0.42	(a)	0.30	0.48	0.22	0.30	0.43
Portfolio turnover	12	(n)	26	30	24	45	53
Net assets at end of period (000 omitted)	$50,982		$56,699	$50,583	$53,620	$69,714	$80,269

See Notes to Financial Statements

9

MFS Massachusetts Investors Growth Stock Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Massachusetts Investors Growth Stock Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Massachusetts Investors Growth Stock Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and

11

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$591,410,334	$—	$—	$591,410,334
Mutual Funds	6,487,001	—	—	6,487,001
Total Investments	$597,897,335	$—	$—	$597,897,335

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2014, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

12

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2014, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$3,950,113

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$440,850,477
Gross appreciation	157,686,054
Gross depreciation	(639,196)
Net unrealized appreciation (depreciation)	$157,046,858

As of 12/31/13
Undistributed ordinary income	3,051,188
Undistributed long-term capital gain	48,654,779
Capital loss carryforwards	(20,692,526)
Other temporary differences	13,222
Net unrealized appreciation (depreciation)	171,648,337

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/15	$(868,861)
12/31/16	(19,823,665)
Total	$(20,692,526)

The availability of $20,692,526 of the capital loss carryforwards, which were acquired on December 4, 2009 in connection with the MFS Capital Appreciation Portfolio merger, may be limited in a given year.

13

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$3,715,623
Service Class	—	234,490
Total	$—	$3,950,113

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $10,827, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.82% of average daily net assets for the Initial Class shares and 1.07% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016. For the six months ended June 30, 2014, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $7,707, which equated to 0.0026% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $50.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0136% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of

14

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,300 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $636, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than short-term obligations, aggregated $71,594,101 and $119,526,258, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	53,872	$942,392	238,166	$3,647,730
Service Class	11,398	199,727	254,141	4,038,206
	65,270	$1,142,119	492,307	$7,685,936
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	241,118	$3,715,623
Service Class	—	—	15,306	234,490
	—	$—	256,424	$3,950,113
Shares reacquired
Initial Class	(2,337,771)	$(40,764,403)	(4,777,215)	$(73,125,831)
Service Class	(473,743)	(8,093,823)	(782,451)	(11,804,273)
	(2,811,514)	$(48,858,226)	(5,559,666)	$(84,930,104)
Net change
Initial Class	(2,283,899)	$(39,822,011)	(4,297,931)	$(65,762,478)
Service Class	(462,345)	(7,894,096)	(513,004)	(7,531,577)
	(2,746,244)	$(47,716,107)	(4,810,935)	$(73,294,055)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $1,224 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

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MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	139	55,945,655	(49,458,793)	6,487,001

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,352	$6,487,001

16

MFS Massachusetts Investors Growth Stock Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2014

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

CGS-SEM

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Core Equity Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Blended Research Core Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Exxon Mobil Corp.	3.7%
JPMorgan Chase & Co.	2.3%
Apple, Inc.	2.3%
Chevron Corp.	2.2%
Verizon Communications, Inc.	2.1%
Wells Fargo & Co.	2.0%
Oracle Corp.	1.9%
CVS Caremark Corp.	1.9%
Pfizer, Inc.	1.8%
Facebook, Inc., “A “	1.8%

Equity sectors
Technology	17.7%
Financial Services	15.4%
Health Care	12.8%
Energy	10.0%
Consumer Staples	7.2%
Utilities & Communications	7.0%
Retailing	6.8%
Leisure	5.9%
Industrial Goods & Services	5.7%
Basic Materials	3.2%
Special Products & Services	2.7%
Autos & Housing	2.5%
Transportation	2.2%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS Blended Research Core Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.45%	$1,000.00	$1,057.13	$2.30
	Hypothetical (h)	0.45%	$1,000.00	$1,022.56	$2.26
Service Class	Actual	0.70%	$1,000.00	$1,055.81	$3.57
	Hypothetical (h)	0.70%	$1,000.00	$1,021.32	$3.51

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Blended Research Core Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 3.5%
Alliant Techsystems, Inc.	13,081	$1,751,804
Lockheed Martin Corp.	49,015	7,878,181
United Technologies Corp.	64,227	7,415,007

		$17,044,992

Automotive – 2.5%
General Motors Co.	147,688	$5,361,074
Goodyear Tire & Rubber Co.	45,332	1,259,323
Johnson Controls, Inc.	109,802	5,482,414

		$12,102,811

Biotechnology – 1.9%
Biogen Idec, Inc. (a)	22,837	$7,200,734
Gilead Sciences, Inc. (a)	24,657	2,044,312

		$9,245,046

Broadcasting – 0.9%
Time Warner, Inc.	28,410	$1,995,803
Walt Disney Co.	25,645	2,198,802

		$4,194,605

Business Services – 2.7%
Accenture PLC, “A”	67,884	$5,487,743
Cognizant Technology Solutions Corp., “A” (a)	50,537	2,471,765
FleetCor Technologies, Inc. (a)	40,762	5,372,432

		$13,331,940

Cable TV – 2.2%
Comcast Corp., “A”	113,216	$6,077,435
Time Warner Cable, Inc.	32,475	4,783,568

		$10,861,003

Chemicals – 2.4%
CF Industries Holdings, Inc.	20,361	$4,897,431
LyondellBasell Industries N.V., “A”	70,302	6,864,990

		$11,762,421

Computer Software – 3.4%
CA, Inc.	85,703	$2,463,104
Microsoft Corp.	91,808	3,828,394
Oracle Corp.	227,207	9,208,700
PTC, Inc. (a)	29,971	1,162,875

		$16,663,073

Computer Software – Systems – 5.2%
Apple, Inc.	119,767	$11,129,947
Hewlett-Packard Co.	242,147	8,155,511
International Business Machines Corp.	2,221	402,601
Western Digital Corp.	63,698	5,879,325

		$25,567,384

Consumer Products – 1.5%
Procter & Gamble Co.	95,751	$7,525,071

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Containers – 0.8%
Packaging Corp. of America	51,437	$3,677,231

Electrical Equipment – 0.6%
General Electric Co.	116,250	$3,055,050

Electronics – 2.5%
Avago Technologies Ltd.	65,038	$4,687,289
Intel Corp.	251,365	7,767,179

		$12,454,468

Energy – Independent – 2.7%
EOG Resources, Inc.	71,394	$8,343,103
Marathon Petroleum Corp.	64,978	5,072,832

		$13,415,935

Energy – Integrated – 5.9%
Chevron Corp.	83,970	$10,962,284
Exxon Mobil Corp.	179,358	18,057,763

		$29,020,047

Food & Beverages – 3.5%
Archer Daniels Midland Co.	72,914	$3,216,237
Coca-Cola Enterprises, Inc.	45,723	2,184,645
General Mills, Inc.	87,768	4,611,331
Mondelez International, Inc.	49,265	1,852,857
Tyson Foods, Inc., “A”	142,854	5,362,739

		$17,227,809

Food & Drug Stores – 3.1%
CVS Caremark Corp.	121,143	$9,130,548
Kroger Co.	120,027	5,932,935

		$15,063,483

Gaming & Lodging – 1.7%
Royal Caribbean Cruises Ltd.	67,191	$3,735,820
Wynn Resorts Ltd.	21,360	4,433,482

		$8,169,302

General Merchandise – 1.7%
Kohl’s Corp.	45,282	$2,385,456
Macy’s, Inc.	99,508	5,773,454

		$8,158,910

Health Maintenance Organizations – 1.2%
WellPoint, Inc.	54,676	$5,883,684

Insurance – 4.7%
Berkshire Hathaway, Inc., “B” (a)	11,879	$1,503,406
Everest Re Group Ltd.	31,103	4,991,720
MetLife, Inc.	127,355	7,075,844
Prudential Financial, Inc.	58,874	5,226,245
Validus Holdings Ltd.	110,115	4,210,798

		$23,008,013

4

MFS Blended Research Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 5.0%
Facebook, Inc., “A “ (a)	130,075	$8,752,747
Google, Inc., “A” (a)	9,742	5,695,855
Google, Inc., “C” (a)	7,066	4,064,928
Yahoo!, Inc. (a)	164,478	5,778,112

		$24,291,642

Machinery & Tools – 1.6%
Cummins, Inc.	36,807	$5,678,952
Kennametal, Inc.	42,142	1,950,332

		$7,629,284

Major Banks – 6.7%
Bank of America Corp.	337,370	$5,185,377
Goldman Sachs Group, Inc.	40,625	6,802,250
JPMorgan Chase & Co.	195,250	11,250,305
Wells Fargo & Co.	182,294	9,581,373

		$32,819,305

Medical & Health Technology & Services – 1.4%
Cardinal Health, Inc.	78,168	$5,359,198
HCA Holdings, Inc. (a)	24,843	1,400,648

		$6,759,846

Medical Equipment – 2.8%
Abbott Laboratories	104,959	$4,292,823
Medtronic, Inc.	31,380	2,000,789
Thermo Fisher Scientific, Inc.	63,971	7,548,578

		$13,842,190

Network & Telecom – 1.6%
Qualcomm, Inc.	100,389	$7,950,809

Oil Services – 1.4%
Ensco PLC, “A”	69,802	$3,878,897
Halliburton Co.	38,699	2,748,016

		$6,626,913

Other Banks & Diversified Financials – 3.5%
Citigroup, Inc.	173,599	$8,176,513
Discover Financial Services	122,218	7,575,072
Navient Corp.	87,630	1,551,927

		$17,303,512

Pharmaceuticals – 5.5%
Bristol-Myers Squibb Co.	130,369	$6,324,200
Endo International PLC (a)	75,634	5,295,893
Johnson & Johnson	63,352	6,627,886
Pfizer, Inc.	295,796	8,779,225

		$27,027,204

Railroad & Shipping – 1.0%
Union Pacific Corp.	51,496	$5,136,726

Real Estate – 0.5%
Public Storage, Inc., REIT	14,373	$2,462,814

Restaurants – 1.2%
McDonald’s Corp.	58,837	$5,927,239

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 2.1%
Advance Auto Parts, Inc.	36,324	$4,900,834
AutoZone, Inc. (a)	9,795	5,252,471

		$10,153,305

Telecommunications – Wireless – 1.0%
American Tower Corp., REIT	53,541	$4,817,619

Telephone Services – 2.7%
AT&T, Inc.	16,291	$576,050
Frontier Communications Corp.	353,456	2,064,183
Verizon Communications, Inc.	214,280	10,484,720

		$13,124,953

Tobacco – 2.1%
Lorillard, Inc.	105,869	$6,454,833
Philip Morris International, Inc.	46,623	3,930,785

		$10,385,618

Trucking – 1.1%
United Parcel Service, Inc., “B”	53,022	$5,443,239

Utilities – Electric Power – 3.3%
AES Corp.	347,624	$5,405,553
American Electric Power Co., Inc.	103,569	5,776,043
Edison International	66,916	3,888,489
Great Plains Energy, Inc.	39,891	1,071,871

		$16,141,956

Total Common Stocks (Identified Cost, $364,772,081)		$485,276,452

MONEY MARKET FUNDS – 0.2%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	1,251,825	$1,251,825

Total Investments (Identified Cost, $366,023,906)		$486,528,277

OTHER ASSETS, LESS LIABILITIES – 0.7%		3,290,128

Net Assets – 100.0%		$489,818,405

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $364,772,081)	$485,276,452
Underlying affiliated funds, at cost and value	1,251,825
Total investments, at value (identified cost, $366,023,906)	$486,528,277
Receivables for
Investments sold	3,772,869
Dividends	352,669
Other assets	3,346
Total assets		$490,657,161
Liabilities
Payable for fund shares reacquired	$739,711
Payable to affiliates
Investment adviser	20,151
Shareholder servicing costs	161
Distribution and/or service fees	3,472
Payable for independent Trustees’ compensation	86
Accrued expenses and other liabilities	75,175
Total liabilities		$838,756
Net assets		$489,818,405
Net assets consist of
Paid-in capital	$358,831,821
Unrealized appreciation (depreciation) on investments	120,504,371
Accumulated net realized gain (loss) on investments	(882,908)
Undistributed net investment income	11,365,121
Net assets		$489,818,405
Shares of beneficial interest outstanding		9,608,693

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$363,198,438	7,111,259	$51.07
Service Class	126,619,967	2,497,434	50.70

See Notes to Financial Statements

6

MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Dividends	$4,925,533
Dividends from underlying affiliated funds	918
Total investment income		$4,926,451
Expenses
Management fee	$1,330,982
Distribution and/or service fees	159,032
Shareholder servicing costs	6,569
Administrative services fee	33,873
Independent Trustees’ compensation	7,498
Custodian fee	25,218
Shareholder communications	15,999
Audit and tax fees	25,838
Legal fees	2,618
Miscellaneous	8,446
Total expenses		$1,616,073
Reduction of expenses by investment adviser	(372,364)
Net expenses		$1,243,709
Net investment income		$3,682,742
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)		$33,164,051
Change in unrealized appreciation (depreciation) on investments		$(10,108,765)
Net realized and unrealized gain (loss) on investments		$23,055,286
Change in net assets from operations		$26,738,028

See Notes to Financial Statements

7

MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$3,682,742	$7,685,814
Net realized gain (loss) on investments	33,164,051	57,531,662
Net unrealized gain (loss) on investments	(10,108,765)	82,114,230
Change in net assets from operations	$26,738,028	$147,331,706
Distributions declared to shareholders
From net investment income	$—	$(9,239,051)
Change in net assets from fund share transactions	$(38,700,470)	$(81,956,261)
Total change in net assets	$(11,962,442)	$56,136,394
Net assets
At beginning of period	501,780,847	445,644,453
At end of period (including undistributed net investment income of $11,365,121 and $7,682,379, respectively)	$489,818,405	$501,780,847

See Notes to Financial Statements

8

MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$48.31		$36.15	$31.86	$31.89	$27.84	$22.80
Income (loss) from investment operations
Net investment income (d)	$0.38		$0.71	$0.72	$0.49	$0.51	$0.43
Net realized and unrealized gain (loss) on investments and foreign currency	2.38		12.32	4.17	0.10	4.05	5.16
Total from investment operations	$2.76		$13.03	$4.89	$0.59	$4.56	$5.59
Less distributions declared to shareholders
From net investment income	$—		$(0.87)	$(0.60)	$(0.62)	$(0.51)	$(0.55)
Net asset value, end of period (x)	$51.07		$48.31	$36.15	$31.86	$31.89	$27.84
Total return (%) (k)(r)(s)(x)	5.71	(n)	36.40	15.37	1.97	16.46	25.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.60	0.61	0.64	0.65	0.66
Expenses after expense reductions (f)	0.45	(a)	0.50	0.60	0.60	0.60	0.60
Net investment income	1.59	(a)	1.68	2.06	1.52	1.77	1.81
Portfolio turnover	16	(n)	43	54	77	68	74
Net assets at end of period (000 omitted)	$363,198		$367,674	$311,265	$315,115	$360,667	$361,105

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$48.02		$35.93	$31.65	$31.66	$27.66	$22.62
Income (loss) from investment operations
Net investment income (d)	$0.32		$0.60	$0.62	$0.41	$0.44	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	2.36		12.24	4.15	0.11	4.00	5.14
Total from investment operations	$2.68		$12.84	$4.77	$0.52	$4.44	$5.51
Less distributions declared to shareholders
From net investment income	$—		$(0.75)	$(0.49)	$(0.53)	$(0.44)	$(0.47)
Net asset value, end of period (x)	$50.70		$48.02	$35.93	$31.65	$31.66	$27.66
Total return (%) (k)(r)(s)(x)	5.58	(n)	36.05	15.10	1.74	16.12	25.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.85	0.86	0.89	0.90	0.91
Expenses after expense reductions (f)	0.70	(a)	0.75	0.85	0.85	0.85	0.85
Net investment income	1.34	(a)	1.44	1.80	1.26	1.52	1.57
Portfolio turnover	16	(n)	43	54	77	68	74
Net assets at end of period (000 omitted)	$126,620		$134,107	$134,379	$147,882	$184,799	$199,348
See Notes to Financial Statements

9

MFS Blended Research Core Equity Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Blended Research Core Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Blended Research Core Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ

11

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$485,276,452	$—	$—	$485,276,452
Mutual Funds	1,251,825	—	—	1,251,825
Total Investments	$486,528,277	$—	$—	$486,528,277

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2014, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the Fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$9,239,051

12

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$366,091,158
Gross appreciation	123,429,351
Gross depreciation	(2,992,232)
Net unrealized appreciation (depreciation)	$120,437,119

As of 12/31/13
Undistributed ordinary income	7,682,379
Capital loss carryforwards	(33,979,707)
Net unrealized appreciation (depreciation)	130,545,884

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/17	$(33,979,707)

The availability of $33,979,707 of the capital loss carryforwards of the fund may be limited in a given year due to a change in ownership of the fund on July 31, 2013.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$6,891,828
Service Class	—	2,347,223
Total	$—	$9,239,051

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.40% of average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016. For the six months ended June 30, 2014, this management fee reduction amounted to $362,995, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $8,849, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.40% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these

13

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $6,536, which equated to 0.0027% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $33.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0140% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,059 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $520, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than short-term obligations, aggregated $75,435,700 and $111,572,054, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	36,873	$1,784,390	54,971	$2,333,113
Service Class	19,236	925,514	5,220	211,518
	56,109	$2,709,904	60,191	$2,544,631
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	163,468	$6,891,828
Service Class	—	—	55,966	2,347,223
	—	$—	219,434	$9,239,051
Shares reacquired
Initial Class	(535,565)	$(26,179,146)	(1,218,111)	$(51,430,547)
Service Class	(314,477)	(15,231,228)	(1,008,597)	(42,309,396)
	(850,042)	$(41,410,374)	(2,226,708)	$(93,739,943)
Net change
Initial Class	(498,692)	$(24,394,756)	(999,672)	$(42,205,606)
Service Class	(295,241)	(14,305,714)	(947,411)	(39,750,655)
	(793,933)	$(38,700,470)	(1,947,083)	$(81,956,261)

14

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $1,016 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portoflio	385,807	33,700,254	(32,834,236)	1,251,825

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portoflio	$—	$—	$918	$1,251,825

15

MFS Blended Research Core Equity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2014

MFS® RESEARCH INTERNATIONAL PORTFOLIO

MFS® Variable Insurance Trust II

RSS-SEM

MFS® RESEARCH INTERNATIONAL PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research International Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Research International Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Royal Dutch Shell PLC, “A”	3.5%
Novartis AG	3.4%
Nestle S.A.	2.6%
HSBC Holdings PLC	2.4%
Rio Tinto Ltd.	2.1%
Schneider Electric S.A.	1.9%
Westpac Banking Corp.	1.9%
GlaxoSmithKline PLC	1.9%
Bayer AG	1.9%
KDDI Corp.	1.9%

Global equity sectors
Financial Services	24.7%
Capital Goods	22.7%
Energy	11.1%
Health Care	10.6%
Consumer Staples	9.1%
Consumer Cyclicals	8.2%
Technology	7.1%
Telecommunications/Cable Television	5.3%

Issuer country weightings (x)
United Kingdom	20.7%
Japan	18.2%
Switzerland	12.2%
France	10.6%
Germany	7.0%
Hong Kong	4.3%
Australia	3.7%
United States	3.6%
Netherlands	3.6%
Other Countries	16.1%

Currency exposure weightings (y)
Euro	24.7%
British Pound Sterling	20.7%
Japanese Yen	18.2%
Swiss Franc	12.2%
Hong Kong Dollar	4.7%
Australian Dollar	3.7%
United States Dollar	3.6%
Swedish Krona	2.5%
Brazilian Real	2.0%
Other Currencies	7.7%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS Research International Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.99%	$1,000.00	$1,029.83	$4.98
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
Service Class	Actual	1.24%	$1,000.00	$1,028.28	$6.24
	Hypothetical (h)	1.24%	$1,000.00	$1,018.65	$6.21

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Research International Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.8%
Alcoholic Beverages – 1.3%
Pernod Ricard S.A.	40,180	$4,825,121

Apparel Manufacturers – 2.3%
Li & Fung Ltd.	2,902,000	$4,298,483
LVMH Moet Hennessy Louis Vuitton S.A.	22,612	4,359,537

		$8,658,020

Automotive – 4.8%
Autoliv, Inc.	34,401	$3,666,459
DENSO Corp.	126,500	6,037,486
Honda Motor Co. Ltd.	162,800	5,684,059
Kia Motors Corp.	45,343	2,536,483

		$17,924,487

Broadcasting – 1.6%
Nippon Television Holdings, Inc.	118,100	$2,047,121
ProSiebenSat.1 Media AG (l)	21,148	942,147
WPP PLC	131,095	2,858,295

		$5,847,563

Brokerage & Asset Managers – 0.4%
Computershare Ltd.	133,481	$1,570,806

Business Services – 3.0%
Cognizant Technology Solutions Corp., “A” (a)	53,279	$2,605,876
Compass Group PLC	161,935	2,818,468
Experian Group Ltd.	119,314	2,017,436
Mitsubishi Corp.	102,500	2,131,854
Nomura Research, Inc.	54,200	1,706,707

		$11,280,341

Computer Software – 0.6%
Dassault Systems S.A.	18,633	$2,397,312

Conglomerates – 0.9%
Hutchison Whampoa Ltd.	247,000	$3,378,148

Consumer Products – 1.8%
L’Oreal S.A.	17,063	$2,940,406
Reckitt Benckiser Group PLC	43,469	3,794,035

		$6,734,441

Electrical Equipment – 4.0%
Legrand S.A.	21,182	$1,296,067
Schneider Electric S.A.	75,773	7,133,224
Siemens AG	48,638	6,423,573

		$14,852,864

Electronics – 2.5%
Infineon Technologies AG	168,541	$2,106,820
MediaTek, Inc.	255,000	4,312,914
Taiwan Semiconductor Manufacturing Co. Ltd.	696,804	2,952,164

		$9,371,898

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 1.9%
Cairn Energy PLC (a)	167,383	$572,918
Cenovus Energy, Inc.	39,471	1,279,511
Galp Energia SGPS S.A., “B”	49,904	914,303
INPEX Corp.	129,000	1,961,009
Oil Search Ltd.	124,658	1,136,672
Reliance Industries Ltd.	60,046	1,013,729

		$6,878,142

Energy – Integrated – 5.0%
BG Group PLC	186,397	$3,939,647
Petroleo Brasileiro S.A., ADR	117,158	1,714,022
Royal Dutch Shell PLC, “A”	313,862	12,990,812

		$18,644,481

Engineering – Construction – 0.8%
JGC Corp.	98,000	$2,977,583

Food & Beverages – 4.7%
Groupe Danone	82,064	$6,094,963
M. Dias Branco S.A. Industria e Comercio de Alimentos	43,706	1,932,994
Nestle S.A.	122,662	9,502,570

		$17,530,527

Food & Drug Stores – 0.5%
Sundrug Co. Ltd.	43,000	$1,914,318

Gaming & Lodging – 0.6%
Sands China Ltd.	289,600	$2,187,768

General Merchandise – 0.6%
Dollarama, Inc.	24,740	$2,036,839

Health Maintenance Organizations – 0.2%
OdontoPrev S.A.	210,997	$907,206

Insurance – 5.4%
AIA Group Ltd.	1,037,000	$5,211,492
Hiscox Ltd.	142,158	1,720,055
ING Groep N.V. (a)	341,205	4,793,596
Prudential PLC	87,641	2,011,350
Sony Financial Holdings, Inc.	79,100	1,349,241
Zurich Insurance Group AG	16,543	4,986,405

		$20,072,139

Machinery & Tools – 3.4%
Atlas Copco AB, “A”	194,215	$5,612,907
Joy Global, Inc.	48,290	2,973,698
Schindler Holding AG	25,933	3,942,003

		$12,528,608

Major Banks – 10.1%
BNP Paribas	70,237	$4,765,017
HSBC Holdings PLC	894,890	9,080,350
Mitsubishi UFJ Financial Group, Inc.	636,500	3,901,747
Royal Bank of Scotland Group PLC (a)	764,060	4,294,198
Standard Chartered PLC	159,461	3,258,444

4

MFS Research International Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Sumitomo Mitsui Financial Group, Inc.	120,400	$5,043,952
Westpac Banking Corp.	220,428	7,042,043

		$37,385,751

Medical & Health Technology & Services – 0.2%
Kobayashi Pharmaceutical Co. Ltd.	13,900	$882,257

Medical Equipment – 0.7%
Sonova Holding AG	14,560	$2,221,434
Terumo Corp.	10,000	223,582

		$2,445,016

Metals & Mining – 3.1%
Gerdau S.A., ADR	231,162	$1,361,544
Iluka Resources Ltd.	318,624	2,442,629
Rio Tinto Ltd.	145,326	7,731,178

		$11,535,351

Natural Gas – Distribution – 2.8%
Centrica PLC	401,591	$2,148,446
China Resources Gas Group Ltd.	510,000	1,605,595
GDF SUEZ	128,287	3,531,713
Tokyo Gas Co. Ltd.	501,000	2,927,713

		$10,213,467

Natural Gas – Pipeline – 0.4%
APA Group	221,731	$1,440,569

Network & Telecom – 1.0%
Ericsson, Inc., “B”	292,304	$3,532,646

Oil Services – 0.5%
Technip	17,599	$1,925,214

Other Banks & Diversified Financials – 7.3%
Aeon Credit Service Co. Ltd.	71,600	$1,872,251
DBS Group Holdings Ltd.	280,000	3,761,328
Erste Group Bank AG	81,061	2,621,746
HDFC Bank Ltd., ADR	32,464	1,519,964
Julius Baer Group Ltd.	61,303	2,527,332
Kasikornbank PLC, NVDR	256,800	1,614,149
KBC Group N.V. (a)	73,114	3,979,572
Sberbank of Russia, ADR	82,403	834,742
UBS AG	340,057	6,238,980
UniCredit S.p.A.	276,142	2,312,212

		$27,282,276

Pharmaceuticals – 9.4%
Bayer AG	49,150	$6,942,109
GlaxoSmithKline PLC	261,435	6,997,646
Novartis AG	138,211	12,515,047
Roche Holding AG	11,434	3,410,344
Santen Pharmaceutical Co. Ltd.	92,300	5,193,327

		$35,058,473

Printing & Publishing – 0.8%
Reed Elsevier N.V.	121,661	$2,790,390

Real Estate – 1.5%
Deutsche Wohnen AG	68,941	$1,486,815
Intu Properties PLC, REIT	218,280	1,164,027

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Mitsui Fudosan Co. Ltd.	84,000	$2,832,476

		$5,483,318

Restaurants – 1.2%
Whitbread PLC	59,613	$4,498,136

Specialty Chemicals – 4.5%
Akzo Nobel N.V.	75,805	$5,683,040
JSR Corp.	175,600	3,012,613
Linde AG	29,030	6,173,297
Symrise AG	35,658	1,943,051

		$16,812,001

Specialty Stores – 0.7%
Esprit Holdings Ltd.	533,700	$757,471
Industria de Diseno Textil S.A.	11,138	1,714,242

		$2,471,713

Telecommunications – Wireless – 3.8%
KDDI Corp.	113,800	$6,941,120
Mobile TeleSystems OJSC	144,329	1,282,967
Turkcell Iletisim Hizmetleri A.S. (a)	343,784	2,150,070
Vodafone Group PLC	1,064,758	3,553,342

		$13,927,499

Telephone Services – 1.5%
BT Group PLC	250,282	$1,648,652
TDC A.S.	166,100	1,719,007
Telecom Italia S.p.A. – Savings Shares	1,494,937	1,476,923
Telefonica Brasil S.A., ADR	40,194	824,379

		$5,668,961

Tobacco – 1.2%
Japan Tobacco, Inc.	125,900	$4,589,593

Trucking – 1.2%
Yamato Holdings Co. Ltd.	210,900	$4,369,766

Utilities – Electric Power – 0.6%
Canadian Utilities Ltd.	40,706	$1,525,927
Energias do Brasil S.A.	152,325	748,009

		$2,273,936

Total Common Stocks (Identified Cost, $323,807,978)		$367,104,945

MONEY MARKET FUNDS – 1.3%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	4,593,576	$4,593,576

COLLATERAL FOR SECURITIES LOANED – 0.1%
Navigator Securities Lending Prime Portfolio, 0.14% at Cost and Net Asset Value (j)	442,795	$442,795

Total Investments (Identified Cost, $328,844,349)		$372,141,316

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(705,521)

Net Assets – 100.0%		$371,435,795

5

MFS Research International Portfolio

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $324,250,773)	$367,547,740
Underlying affiliated funds, at cost and value	4,593,576
Total investments, at value, including $415,357 of securities on loan (identified cost, $328,844,349)	$372,141,316
Cash	101,613
Foreign currency, at value (identified cost, $101,562)	101,470
Receivables for
Investments sold	692,628
Fund shares sold	34,130
Interest and dividends	1,309,637
Other assets	1,775
Total assets		$374,382,569
Liabilities
Payables for
Investments purchased	$2,219,872
Fund shares reacquired	152,011
Collateral for securities loaned, at value	442,795
Payable to affiliates
Investment adviser	35,506
Shareholder servicing costs	77
Distribution and/or service fees	2,375
Payable for independent Trustees’ compensation	193
Accrued expenses and other liabilities	93,945
Total liabilities		$2,946,774
Net assets		$371,435,795
Net assets consist of
Paid-in capital	$307,822,747
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	43,318,757
Accumulated net realized gain (loss) on investments and foreign currency	6,462,278
Undistributed net investment income	13,832,013
Net assets		$371,435,795
Shares of beneficial interest outstanding		22,488,680

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$284,477,257	17,171,968	$16.57
Service Class	86,958,538	5,316,712	16.36

See Notes to Financial Statements

7

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Dividends	$9,996,493
Interest	85,845
Dividends from underlying affiliated funds	782
Foreign taxes withheld	(623,232)
Total investment income		$9,459,888
Expenses
Management fee	$1,659,637
Distribution and/or service fees	110,525
Shareholder servicing costs	3,174
Administrative services fee	27,193
Independent Trustees’ compensation	4,698
Custodian fee	86,082
Shareholder communications	9,979
Audit and tax fees	31,316
Legal fees	2,018
Miscellaneous	9,543
Total expenses		$1,944,165
Fees paid indirectly	(4)
Reduction of expenses by investment adviser	(7,153)
Net expenses		$1,937,008
Net investment income		$7,522,880
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$4,181,042
Foreign currency	7,593
Net realized gain (loss) on investments and foreign currency		$4,188,635
Change in unrealized appreciation (depreciation)
Investments	$(898,403)
Translation of assets and liabilities in foreign currencies	4,544
Net unrealized gain (loss) on investments and foreign currency translation		$(893,859)
Net realized and unrealized gain (loss) on investments and foreign currency		$3,294,776
Change in net assets from operations		$10,817,656

See Notes to Financial Statements

8

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$7,522,880	$5,994,382
Net realized gain (loss) on investments and foreign currency	4,188,635	24,114,662
Net unrealized gain (loss) on investments and foreign currency translation	(893,859)	34,532,172
Change in net assets from operations	$10,817,656	$64,641,216
Distributions declared to shareholders
From net investment income	$—	$(2,462,043)
Change in net assets from fund share transactions	$(18,918,079)	$(43,194,634)
Total change in net assets	$(8,100,423)	$18,984,539
Net assets
At beginning of period	379,536,218	360,551,679
At end of period (including undistributed net investment income of $13,832,013 and $6,309,133, respectively)	$371,435,795	$379,536,218

See Notes to Financial Statements

9

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$16.09		$13.62	$11.94	$13.69	$12.54	$9.94
Income (loss) from investment operations
Net investment income (d)	$0.33		$0.25	$0.19	$0.25	$0.20	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		2.33	1.77	(1.72)	1.12	2.77
Total from investment operations	$0.48		$2.58	$1.96	$(1.47)	$1.32	$2.94
Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.28)	$(0.28)	$(0.17)	$(0.34)
Net asset value, end of period (x)	$16.57		$16.09	$13.62	$11.94	$13.69	$12.54
Total return (%) (k)(r)(s)(x)	2.98	(n)	19.01	16.59	(10.88)	10.63	30.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.00	1.07	1.14	1.12	1.18
Expenses after expense reductions (f)	0.99	(a)	0.99	1.07	1.10	1.10	1.10
Net investment income	4.14	(a)(l)	1.68	1.44	1.89	1.66	1.62
Portfolio turnover	14	(n)	35	46	45	60	75
Net assets at end of period (000 omitted)	$284,477		$286,763	$269,211	$40,134	$52,239	$93,714

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$15.91		$13.46	$11.80	$13.52	$12.39	$9.82
Income (loss) from investment operations
Net investment income (d)	$0.30		$0.21	$0.23	$0.22	$0.16	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		2.31	1.67	(1.70)	1.11	2.70
Total from investment operations	$0.45		$2.52	$1.90	$(1.48)	$1.27	$2.87
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.24)	$(0.24)	$(0.14)	$(0.30)
Net asset value, end of period (x)	$16.36		$15.91	$13.46	$11.80	$13.52	$12.39
Total return (%) (k)(r)(s)(x)	2.83	(n)	18.77	16.29	(11.06)	10.34	30.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.25	1.34	1.39	1.37	1.43
Expenses after expense reductions (f)	1.24	(a)	1.24	1.34	1.35	1.35	1.35
Net investment income	3.88	(a)(l)	1.45	1.87	1.64	1.31	1.64
Portfolio turnover	14	(n)	35	46	45	60	75
Net assets at end of period (000 omitted)	$86,959		$92,773	$91,341	$96,969	$121,479	$126,055

See Notes to Financial Statements

10

MFS Research International Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Research International Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research International Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price

12

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$77,097,435	$—	$—	$77,097,435
Japan	67,599,775	—	—	67,599,775
Switzerland	45,344,115	—	—	45,344,115
France	39,268,574	—	—	39,268,574
Germany	26,017,812	—	—	26,017,812
Hong Kong	15,833,362	—	—	15,833,362
Australia	13,632,719	—	—	13,632,719
Netherlands	13,267,026	—	—	13,267,026
United States	9,246,033	—	—	9,246,033
Other Countries	58,515,127	1,282,967	—	59,798,094
Mutual Funds	5,036,371	—	—	5,036,371
Total Investments	$370,858,349	$1,282,967	$—	$372,141,316

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $23,688,741 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $415,357 and a related liability of $442,795 for cash collateral received on securities loaned,

13

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

both of which are presented gross on the Statement of Assets and Liabilities. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$2,462,043

14

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$330,188,505
Gross appreciation	53,264,277
Gross depreciation	(11,311,466)
Net unrealized appreciation (depreciation)	$41,952,811

As of 12/31/13
Undistributed ordinary income	6,321,256
Undistributed long-term capital gain	3,617,799
Other temporary differences	5,123
Net unrealized appreciation (depreciation)	42,851,214

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$2,027,031
Service Class	—	435,012
Total	$—	$2,462,043

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $6,758, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.10% of average daily net assets for the Initial Class shares and 1.35% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016. For the six months ended June 30, 2014, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

15

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $3,138, which equated to 0.0017% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $36.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0147% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $819 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $395, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than short-term obligations, aggregated $53,314,950 and $69,713,491, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	316,494	$4,961,260	417,506	$6,253,033
Service Class	127,399	1,970,482	441,949	6,588,565
	443,893	$6,931,742	859,455	$12,841,598
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	136,685	$2,027,031
Service Class	—	—	29,653	435,012
	—	$—	166,338	$2,462,043
Shares reacquired
Initial Class	(965,768)	$(15,610,750)	(2,502,197)	$(37,492,324)
Service Class	(643,264)	(10,239,071)	(1,424,891)	(21,005,951)
	(1,609,032)	$(25,849,821)	(3,927,088)	$(58,498,275)
Net change
Initial Class	(649,274)	$(10,649,490)	(1,948,006)	$(29,212,260)
Service Class	(515,865)	(8,268,589)	(953,289)	(13,982,374)
	(1,165,139)	$(18,918,079)	(2,901,295)	$(43,194,634)

16

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which certain of the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 43%, 14%, and 9%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $751 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,847,504	26,501,344	(23,755,272)	4,593,576

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$782	$4,593,576

17

MFS Research International Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

18

SEMIANNUAL REPORT

June 30, 2014

MFS® GLOBAL RESEARCH PORTFOLIO

MFS® Variable Insurance Trust II

RES-SEM

MFS® GLOBAL RESEARCH PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Research Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Global Research Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Novartis AG	1.7%
Royal Dutch Shell PLC, “A”	1.7%
Exxon Mobil Corp.	1.6%
Danaher Corp.	1.4%
Hewlett-Packard Co.	1.1%
Coca-Cola Co.	1.1%
JPMorgan Chase & Co.	1.1%
Visa, Inc., “A”	1.1%
Twenty-First Century Fox, Inc.	1.0%
Actavis PLC	1.0%

Global equity sectors (i)
Financial Services	21.0%
Capital Goods	18.3%
Energy	13.6%
Technology	13.0%
Health Care	10.7%
Consumer Cyclicals	9.9%
Consumer Staples	7.5%
Telecommunications/Cable Television	5.0%

Issuer country weightings (i)(x)
United States	56.9%
United Kingdom	7.7%
Japan	7.0%
Switzerland	5.1%
France	4.4%
Hong Kong	2.8%
Germany	2.4%
Canada	1.8%
Netherlands	1.6%
Other Countries	10.3%

Currency exposure weightings (i)(y)
United States Dollar	58.2%
Euro	9.8%
British Pound Sterling	7.7%
Japanese Yen	7.0%
Swiss Franc	5.1%
Hong Kong Dollar	3.5%
Brazilian Real	1.1%
South Korean Won	1.1%
Taiwan Dollar	1.0%
Other Currencies	5.5%

(i)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Research Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.90%	$1,000.00	$1,047.49	$4.57
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51
Service Class	Actual	1.15%	$1,000.00	$1,046.52	$5.84
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Global Research Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 2.4%
Honeywell International, Inc.	12,125	$1,127,019
Precision Castparts Corp.	3,636	917,726
United Technologies Corp.	9,980	1,152,191

		$3,196,936

Alcoholic Beverages – 0.8%
Pernod Ricard S.A.	9,378	$1,126,182

Apparel Manufacturers – 2.3%
Li & Fung Ltd.	648,000	$959,827
LVMH Moet Hennessy Louis Vuitton S.A.	4,586	884,169
NIKE, Inc., “B”	8,201	635,988
PVH Corp.	5,168	602,589

		$3,082,573

Automotive – 2.3%
Delphi Automotive PLC	17,158	$1,179,441
DENSO Corp.	12,500	596,590
Guangzhou Automobile Group Co. Ltd., “H”	492,000	570,056
Kia Motors Corp.	13,835	773,929

		$3,120,016

Biotechnology – 0.9%
Biogen Idec, Inc. (a)	3,827	$1,206,691

Broadcasting – 2.6%
Twenty-First Century Fox, Inc.	39,671	$1,394,436
Walt Disney Co.	14,421	1,236,457
WPP PLC	39,186	854,382

		$3,485,275

Brokerage & Asset Managers – 1.8%
BlackRock, Inc.	2,930	$936,428
Franklin Resources, Inc.	11,769	680,719
Intercontinental Exchange, Inc.	4,161	786,013

		$2,403,160

Business Services – 1.8%
Accenture PLC, “A”	10,908	$881,803
Cognizant Technology Solutions Corp., “A” (a)	15,755	770,577
Fidelity National Information Services, Inc.	12,989	711,018

		$2,363,398

Cable TV – 1.1%
Comcast Corp., “Special A”	19,010	$1,013,803
Time Warner Cable, Inc.	3,594	529,396

		$1,543,199

Chemicals – 0.4%
Monsanto Co.	4,611	$575,176

Computer Software – 1.9%
Citrix Systems, Inc. (a)	8,152	$509,908
Dassault Systems S.A.	1,572	202,253

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Oracle Corp.	17,265	$699,750
Qlik Technologies, Inc. (a)	15,382	347,941
Salesforce.com, Inc. (a)	14,610	848,549

		$2,608,401

Computer Software – Systems – 3.1%
Apple, Inc. (s)	8,869	$824,196
CDW Corp.	10,418	332,126
EMC Corp.	44,125	1,162,253
Hewlett-Packard Co.	45,165	1,521,157
NCR Corp. (a)	9,026	316,722

		$4,156,454

Conglomerates – 1.3%
Hutchison Whampoa Ltd.	47,000	$642,806
Roper Industries, Inc.	7,113	1,038,569

		$1,681,375

Construction – 0.6%
Sherwin-Williams Co.	4,149	$858,470

Consumer Products – 1.4%
Colgate-Palmolive Co.	16,204	$1,104,789
L’Oreal S.A.	4,503	775,986

		$1,880,775

Consumer Services – 0.6%
Priceline Group, Inc. (a)	618	$743,454

Containers – 0.4%
Crown Holdings, Inc. (a)	10,006	$497,899

Electrical Equipment – 2.6%
Danaher Corp. (s)	23,475	$1,848,187
Siemens AG	7,336	968,858
W.W. Grainger, Inc.	2,437	619,656

		$3,436,701

Electronics – 2.9%
Altera Corp.	26,703	$928,196
MediaTek, Inc.	24,500	414,378
Mellanox Technologies Ltd. (a)	8,182	285,225
Microchip Technology, Inc.	14,607	712,968
NXP Semiconductors N.V. (a)	10,486	693,963
Taiwan Semiconductor Manufacturing Co. Ltd.	144,000	610,088
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,779	294,733

		$3,939,551

Energy – Independent – 4.3%
Anadarko Petroleum Corp.	10,398	$1,138,269
Cabot Oil & Gas Corp.	21,454	732,440
Cairn Energy PLC (a)	37,416	128,067
Cenovus Energy, Inc.	13,400	434,381

4

MFS Global Research Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – continued
EOG Resources, Inc.	10,392	$1,214,409
INPEX Corp.	29,700	451,488
Occidental Petroleum Corp.	6,769	694,702
Oil Search Ltd.	44,381	404,680
Pioneer Natural Resources Co.	2,715	623,934

		$5,822,370

Energy – Integrated – 4.2%
BG Group PLC	44,210	$934,413
Exxon Mobil Corp. (s)	20,809	2,095,050
Petroleo Brasileiro S.A., ADR	28,586	418,213
Royal Dutch Shell PLC, “A”	54,149	2,241,238

		$5,688,914

Engineering – Construction – 0.7%
Fluor Corp.	4,326	$332,669
JGC Corp.	19,000	577,286

		$909,955

Food & Beverages – 4.2%
Coca-Cola Co.	35,718	$1,513,014
Groupe Danone	15,234	1,131,442
M. Dias Branco S.A. Industria e Comercio de Alimentos	8,633	381,813
Mondelez International, Inc.	29,469	1,108,329
Nestle S.A.	17,001	1,317,060
Want Want China Holdings Ltd.	175,000	251,535

		$5,703,193

Food & Drug Stores – 1.1%
CVS Caremark Corp.	14,057	$1,059,476
Sundrug Co. Ltd.	8,800	391,767

		$1,451,243

Gaming & Lodging – 0.8%
Sands China Ltd.	138,000	$1,042,514

General Merchandise – 1.5%
Dollarama, Inc.	10,673	$878,706
Target Corp.	19,600	1,135,820

		$2,014,526

Insurance – 3.7%
AIA Group Ltd.	235,600	$1,184,019
American International Group, Inc.	20,222	1,103,717
Hiscox Ltd.	67,324	814,593
ING Groep N.V. (a)	46,651	655,401
MetLife, Inc.	21,141	1,174,594

		$4,932,324

Internet – 3.4%
eBay, Inc. (a)	11,360	$568,682
Facebook, Inc., “A “ (a)	13,025	876,452
Google, Inc., “A” (a)	2,054	1,200,912
Google, Inc., “C” (a)	1,597	918,722
LinkedIn Corp., “A” (a)	3,576	613,177
Yelp, Inc. (a)	4,788	367,144

		$4,545,089

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – 2.4%
Atlas Copco AB, “A”	24,950	$721,067
Eaton Corp. PLC	13,782	1,063,695
Joy Global, Inc.	14,284	879,609
Schindler Holding AG	3,915	595,108

		$3,259,479

Major Banks – 6.5%
BNP Paribas	10,314	$699,722
Goldman Sachs Group, Inc.	4,389	734,894
HSBC Holdings PLC	71,413	724,620
JPMorgan Chase & Co.	25,732	1,482,678
Morgan Stanley	23,122	747,534
Royal Bank of Scotland Group PLC (a)	94,165	529,230
Standard Chartered PLC	46,674	953,742
State Street Corp.	9,545	641,997
Sumitomo Mitsui Financial Group, Inc.	20,800	871,380
Wells Fargo & Co.	25,702	1,350,897

		$8,736,694

Medical & Health Technology & Services – 0.4%
Kobayashi Pharmaceutical Co. Ltd.	9,000	$571,245

Medical Equipment – 4.1%
Abbott Laboratories	31,856	$1,302,910
Covidien PLC	7,295	657,863
DENTSPLY International, Inc.	17,148	811,958
Sonova Holding AG	4,385	669,024
Stryker Corp.	9,500	801,040
Terumo Corp.	1,400	31,302
Thermo Fisher Scientific, Inc.	10,000	1,180,000

		$5,454,097

Metals & Mining – 1.2%
Iluka Resources Ltd.	38,242	$293,170
Rio Tinto Ltd.	24,897	1,324,492

		$1,617,662

Natural Gas – Distribution – 1.2%
Centrica PLC	107,446	$574,818
GDF SUEZ	24,471	673,681
Tokyo Gas Co. Ltd.	70,000	409,062

		$1,657,561

Natural Gas – Pipeline – 0.5%
Williams Cos., Inc.	12,340	$718,311

Oil Services – 1.4%
Cameron International Corp. (a)	8,182	$554,003
Schlumberger Ltd.	7,711	909,512
Technip	4,258	465,797

		$1,929,312

Other Banks & Diversified Financials – 8.1%
American Express Co.	10,359	$982,758
BB&T Corp.	14,862	586,009
DBS Group Holdings Ltd.	66,000	886,599
Discover Financial Services	10,840	671,863
Erste Group Bank AG	21,675	701,032

5

MFS Global Research Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
HDFC Bank Ltd., ADR	7,857	$367,865
Housing Development Finance Corp. Ltd.	39,456	651,127
Julius Baer Group Ltd.	14,898	614,198
Kasikornbank PLC, NVDR	118,400	744,218
KBC Group N.V. (a)	13,692	745,251
Sberbank of Russia, ADR (a)	54,572	552,814
UBS AG	69,589	1,276,740
UniCredit S.p.A.	88,930	744,635
Visa, Inc., “A”	6,729	1,417,868

		$10,942,977

Pharmaceuticals – 5.4%
Actavis PLC (a)	6,228	$1,389,155
Bayer AG	9,058	1,279,382
Novartis AG	25,751	2,331,761
Santen Pharmaceutical Co. Ltd.	20,200	1,136,568
Valeant Pharmaceuticals International, Inc. (a)	8,417	1,061,552

		$7,198,418

Railroad & Shipping – 0.8%
Union Pacific Corp.	10,659	$1,063,235

Real Estate – 0.9%
Intu Properties PLC, REIT	101,183	$539,581
Mitsui Fudosan Co. Ltd.	18,000	606,959

		$1,146,540

Restaurants – 0.7%
McDonald’s Corp.	8,944	$901,019

Specialty Chemicals – 2.9%
Akzo Nobel N.V.	11,241	$842,729
JSR Corp.	42,100	722,272
LG Chemical Ltd.	2,497	730,492
Linde AG	4,416	939,073
W.R. Grace & Co. (a)	6,504	614,823

		$3,849,389

Specialty Stores – 0.4%
Urban Outfitters, Inc. (a)	17,060	$577,652

Telecommunications – Wireless – 2.2%
American Tower Corp., REIT	8,642	$777,607
KDDI Corp.	18,446	1,125,096
Mobile TeleSystems OJSC	48,435	430,548
Turkcell Iletisim Hizmetleri A.S. (a)	66,442	415,537
Vodafone Group PLC	61,666	205,794

		$2,954,582

Telephone Services – 1.7%
BT Group PLC	71,720	$472,432
TDC A.S.	56,473	584,452
Telecom Italia S.p.A. – Savings Shares	401,644	396,804
Telefonica Brasil S.A., ADR	18,070	370,616
Verizon Communications, Inc.	8,907	435,820

		$2,260,124

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Tobacco – 1.0%
Japan Tobacco, Inc.	36,500	$1,330,581

Trucking – 0.4%
Yamato Holdings Co. Ltd.	25,400	$526,278

Utilities – Electric Power – 1.8%
CMS Energy Corp.	43,537	$1,356,178
Edison International	11,585	673,202
Energias do Brasil S.A.	72,887	357,920

		$2,387,300

Total Common Stocks (Identified Cost, $108,674,743)		$133,098,270

Issuer/Expiration Date/Strike Price	Number of Contracts

PUT OPTIONS PURCHASED – 0.0%
Electronics - 0.0%
Intel Corp. – October 2014 @ $31 (Premiums Paid, $16,114)	80	$11,440

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	1,078,249	$1,078,249

Total Investments (Identified Cost, $109,769,106)		$134,187,959

OTHER ASSETS, LESS LIABILITIES – 0.1%		67,641

Net Assets – 100.0%		$134,255,600

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At June 30, 2014, the fund had no short sales outstanding.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At June 30, 2014, the fund had cash collateral of $7,334 and other liquid securities with an aggregate value of $544,337 to cover any commitments for securities sold short and certain derivative transactions. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities. At June 30, 2014, the fund had no short sales outstanding.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $108,690,857)	$133,109,710
Underlying affiliated funds, at cost and value	1,078,249
Total investments, at value (identified cost, $109,769,106)	$134,187,959
Foreign currency, at value (identified cost, $32,029)	32,099
Deposits with brokers	7,334
Receivables for
Investments sold	968,157
Interest and dividends	242,859
Other assets	1,032
Total assets		$135,439,440
Liabilities
Payables for
Investments purchased	$968,249
Fund shares reacquired	140,243
Payable to affiliates
Investment adviser	10,741
Shareholder servicing costs	59
Distribution and/or service fees	281
Payable for independent Trustees’ compensation	67
Accrued expenses and other liabilities	64,200
Total liabilities		$1,183,840
Net assets		$134,255,600
Net assets consist of
Paid-in capital	$124,838,329
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	24,422,193
Accumulated net realized gain (loss) on investments and foreign currency	(17,460,433)
Undistributed net investment income	2,455,511
Net assets		$134,255,600
Shares of beneficial interest outstanding		5,159,512

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$123,965,435	4,761,678	$26.03
Service Class	10,290,165	397,834	25.87

See Notes to Financial Statements

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MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Dividends	$1,801,338
Interest	8,416
Dividends from underlying affiliated funds	281
Foreign taxes withheld	(92,715)
Total investment income		$1,717,320
Expenses
Management fee	$495,542
Distribution and/or service fees	12,915
Shareholder servicing costs	2,395
Administrative services fee	13,466
Independent Trustees’ compensation	2,253
Custodian fee	36,572
Shareholder communications	8,006
Audit and tax fees	33,369
Legal fees	728
Interest expense on securities sold short	875
Miscellaneous	6,959
Total expenses		$613,080
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(2,557)
Net expenses		$610,522
Net investment income		$1,106,798
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$6,633,051
Securities sold short	(258,552)
Foreign currency	11,653
Net realized gain (loss) on investments and foreign currency		$6,386,152
Change in unrealized appreciation (depreciation)
Investments (net of $5,807 decrease in deferred country tax)	$(1,518,644)
Securities sold short	109,797
Translation of assets and liabilities in foreign currencies	1,435
Net unrealized gain (loss) on investments and foreign currency translation		$(1,407,412)
Net realized and unrealized gain (loss) on investments and foreign currency		$4,978,740
Change in net assets from operations		$6,085,538

See Notes to Financial Statements

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MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$1,106,798	$1,422,018
Net realized gain (loss) on investments and foreign currency	6,386,152	15,745,728
Net unrealized gain (loss) on investments and foreign currency translation	(1,407,412)	11,567,111
Change in net assets from operations	$6,085,538	$28,734,857
Distributions declared to shareholders
From net investment income	$—	$(2,039,015)
Change in net assets from fund share transactions	$(9,549,619)	$(18,942,031)
Total change in net assets	$(3,464,081)	$7,753,811
Net assets
At beginning of period	137,719,681	129,965,870
At end of period (including undistributed net investment income of $2,455,511 and $1,348,713, respectively)	$134,255,600	$137,719,681

See Notes to Financial Statements

9

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$24.85		$20.36	$17.71	$19.23	$17.29	$13.30
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.24	$0.30	$0.27	$0.20	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.97		4.61	2.66	(1.56)	1.97	4.03
Total from investment operations	$1.18		$4.85	$2.96	$(1.29)	$2.17	$4.23
Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.31)	$(0.23)	$(0.23)	$(0.24)
Net asset value, end of period (x)	$26.03		$24.85	$20.36	$17.71	$19.23	$17.29
Total return (%) (k)(r)(s)(x)	4.75	(n)	24.00	16.81	(6.73)	12.66	32.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.92	0.94	0.97	0.97	0.98
Expenses after expense reductions (f)	0.90	(a)	0.92	0.94	N/A	N/A	N/A
Net investment income	1.69	(a)	1.08	1.58	1.38	1.18	1.42
Portfolio turnover	22	(n)	41	40	54	59	63
Net assets at end of period (000 omitted)	$123,965		$126,707	$117,388	$117,312	$144,156	$149,758
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.90	(a)	0.91	0.93	0.96	0.96	0.98

Service Class	Six months ended 6/30/14 (unaudited)		Years ended 12/31
			2013	2012	2011	2010	2009

Net asset value, beginning of period	$24.72		$20.25	$17.60	$19.11	$17.18	$13.21
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.19	$0.26	$0.22	$0.16	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	0.97		4.57	2.64	(1.55)	1.96	3.99
Total from investment operations	$1.15		$4.76	$2.90	$(1.33)	$2.12	$4.16
Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.25)	$(0.18)	$(0.19)	$(0.19)
Net asset value, end of period (x)	$25.87		$24.72	$20.25	$17.60	$19.11	$17.18
Total return (%) (k)(r)(s)(x)	4.65	(n)	23.68	16.57	(7.00)	12.42	32.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.17	1.19	1.22	1.22	1.23
Expenses after expense reductions (f)	1.15	(a)	1.17	1.19	N/A	N/A	N/A
Net investment income	1.44	(a)	0.86	1.35	1.13	0.93	1.21
Portfolio turnover	22	(n)	41	40	54	59	63
Net assets at end of period (000 omitted)	$10,290		$11,013	$12,578	$13,073	$17,036	$17,901
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.15	(a)	1.16	1.18	1.21	1.21	1.23
See Notes to Financial Statements

10

MFS Global Research Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Tyco International Ltd., the Initial Class and Service Class total returns for the year ended December 31, 2010 would have been lower by approximately 0.71% and 0.70%, respectively.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Global Research Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Research Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value

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MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$75,304,527	$—	$—	$75,304,527
United Kingdom	10,297,402	—	—	10,297,402
Japan	9,347,875	—	—	9,347,875
Switzerland	6,803,891	—	—	6,803,891
France	5,959,232	—	—	5,959,232
Hong Kong	3,829,165	—	—	3,829,165
Germany	3,187,313	—	—	3,187,313
Canada	2,374,639	—	—	2,374,639
Netherlands	2,192,093	—	—	2,192,093
Other Countries	13,383,025	430,548	—	13,813,573
Mutual Funds	1,078,249	—	—	1,078,249
Total Investments	$133,757,411	$430,548	$—	$134,187,959

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $4,650,756 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

13

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

The derivative instruments used by the fund were purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Equity	Purchased Equity Options	$11,440

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Equity	$14,145

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Equity	$(4,674)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

14

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2014, this expense amounted to $875. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2014, the fund had no short sales outstanding.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2014, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the

15

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and straddle loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$2,039,015

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$109,808,374
Gross appreciation	28,241,610
Gross depreciation	(3,862,025)
Net unrealized appreciation (depreciation)	$24,379,585

As of 12/31/13
Undistributed ordinary income	1,348,188
Capital loss carryforwards	(23,756,628)
Other temporary differences	(163,863)
Net unrealized appreciation (depreciation)	25,904,036

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/16	$(5,034,873)
12/31/17	(18,721,755)
Total	$(23,756,628)

The availability of $23,756,628 of the capital loss carryforwards of the fund may be limited in a given year due to a change in ownership of the fund on July 31, 2013.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$1,891,705
Service Class	—	147,310
Total	$—	$2,039,015

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction

16

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

amounted to $2,415, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $2,379, which equated to 0.0036% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $16.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0204% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $293 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $142, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than purchased option transactions, short sales, and short-term obligations, aggregated $28,968,498 and $37,832,698, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	10,308	$258,920	32,474	$747,119
Service Class	2,566	62,730	14,109	315,844
	12,874	$321,650	46,583	$1,062,963

17

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	84,263	$1,891,705
Service Class	—	—	6,591	147,310
	—	$—	90,854	$2,039,015
Shares reacquired
Initial Class	(346,530)	$(8,631,461)	(784,748)	$(17,661,909)
Service Class	(50,151)	(1,239,808)	(196,495)	(4,382,100)
	(396,681)	$(9,871,269)	(981,243)	$(22,044,009)
Net change
Initial Class	(336,222)	$(8,372,541)	(668,011)	$(15,023,085)
Service Class	(47,585)	(1,177,078)	(175,795)	(3,918,946)
	(383,807)	$(9,549,619)	(843,806)	$(18,942,031)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $274 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	43	12,331,120	(11,252,914)	1,078,249

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$281	$1,078,249

18

MFS Global Research Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

19

SEMIANNUAL REPORT

June 30, 2014

MFS® GLOBAL GOVERNMENTS PORTFOLIO

MFS® Variable Insurance Trust II

WGS-SEM

MFS® GLOBAL GOVERNMENTS PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Governments Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Global Governments Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	67.5%
U.S. Treasury Securities	28.5%
Investment Grade Corporates	1.2%
U.S. Government Agencies	0.7%
Mortgage-Backed Securities	0.6%
Commercial Mortgage-Backed Securities (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	16.1%
AA	12.5%
A	21.3%
BBB	18.8%
CCC (o)	0.0%
C (o)	0.0%
U.S. Government	28.5%
Federal Agencies	1.3%
Cash & Other	1.5%

Portfolio facts (i)
Average Duration (d)	7.0
Average Effective Maturity (m)	8.7 yrs.

Issuer country weightings (i)(x)
United States	31.3%
Japan	21.8%
Italy	11.5%
Spain	5.8%
Germany	5.6%
France	3.7%
United Kingdom	3.6%
Belgium	3.1%
Netherlands	3.0%
Other Countries	10.6%

Currency exposure weightings (i)(y)
United States Dollar	35.7%
Euro	29.7%
Japanese Yen	24.6%
British Pound Sterling	7.4%
Canadian Dollar	1.4%
Australian Dollar	1.2%
Danish Krone	0.6%
Swedish Krona	0.4%
Swiss Franc	(1.0)%
Other Currencies (o)	0.0%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

2

MFS Global Governments Portfolio

Portfolio Composition – continued

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

3

MFS Global Governments Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.83%	$1,000.00	$1,052.63	$4.22
	Hypothetical (h)	0.83%	$1,000.00	$1,020.68	$4.16
Service Class	Actual	1.08%	$1,000.00	$1,051.56	$5.49
	Hypothetical (h)	1.08%	$1,000.00	$1,019.44	$5.41

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

MFS Global Governments Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 97.2%
Foreign Bonds – 67.7%
Australia – 2.1%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	4,475,000	$4,865,148

Austria – 0.5%
Republic of Austria, 1.75%, 10/20/23	EUR	776,000	$1,096,473

Belgium – 3.0%
Kingdom of Belgium, 4.25%, 9/28/21	EUR	3,452,000	$5,771,850
Kingdom of Belgium, 4%, 3/28/32	EUR	743,000	1,245,709

			$7,017,559

Canada – 2.0%
Government of Canada, 4.5%, 6/01/15	CAD	2,570,000	$2,485,124
Government of Canada, 3.25%, 6/01/21	CAD	664,000	679,053
Government of Canada, 5.75%, 6/01/33	CAD	1,176,000	1,602,073

			$4,766,250

Denmark – 0.7%
Kingdom of Denmark, 3%, 11/15/21	DKK	7,372,000	$1,554,323

Finland – 0.5%
Republic of Finland, 3.875%, 9/15/17	EUR	771,000	$1,179,443

France – 3.6%
Republic of France, 2.5%, 10/25/20	EUR	1,006,000	$1,518,419
Republic of France, 6%, 10/25/25	EUR	1,428,000	2,797,519
Republic of France, 4.75%, 4/25/35	EUR	2,171,000	4,072,966

			$8,388,904

Germany – 5.5%
Federal Republic of Germany, 4.25%, 7/04/18	EUR	2,251,000	$3,584,339
Federal Republic of Germany, 3.25%, 7/04/21	EUR	3,647,000	5,865,213
Federal Republic of Germany, 6.25%, 1/04/30	EUR	1,505,000	3,281,201

			$12,730,753

Iceland – 0.5%
Republic of Iceland, 4.875%, 6/16/16 (n)		$1,122,000	$1,178,280

Ireland – 1.0%
Republic of Ireland, 5.5%, 10/18/17	EUR	1,507,000	$2,401,274

Italy – 11.3%
Republic of Italy, 5.25%, 8/01/17	EUR	10,303,000	$15,962,667
Republic of Italy, 3.75%, 3/01/21	EUR	6,689,000	10,180,506

			$26,143,173

Japan – 21.7%
Government of Japan, 2%, 3/20/52	JPY	87,900,000	$922,537
Government of Japan, 1.1%, 6/20/20	JPY	1,895,200,000	19,683,365

Issuer	Shares/Par		Value ($)

BONDS – continued
Foreign Bonds – continued
Japan – continued
Government of Japan, 2.1%, 9/20/24	JPY	1,174,350,000	$13,324,053
Government of Japan, 2.2%, 9/20/27	JPY	868,900,000	10,045,652
Government of Japan, 2.4%, 3/20/37	JPY	448,600,000	5,162,020
Toyota Motor Credit Corp., FRN, 0.515%, 5/17/16		$1,227,000	1,230,934

			$50,368,561

Netherlands – 2.9%
Kingdom of the Netherlands, 3.5%, 7/15/20	EUR	3,022,000	$4,819,906
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	970,000	1,913,778

			$6,733,684

New Zealand – 1.1%
Government of New Zealand, 5%, 3/15/19	NZD	2,700,000	$2,454,124

Norway – 0.0%
Statoil A.S.A., FRN, 0.513%, 5/15/18		$45,000	$45,020

Spain – 5.6%
Kingdom of Spain, 5.4%, 1/31/23	EUR	777,000	$1,306,877
Kingdom of Spain, 5.5%, 7/30/17	EUR	3,781,000	5,906,447
Kingdom of Spain, 4.6%, 7/30/19	EUR	3,573,000	5,670,419

			$12,883,743

Sweden – 2.1%
Kingdom of Sweden, 5%, 12/01/20	SEK	16,105,000	$2,960,656
Kingdom of Sweden, 3.5%, 6/01/22	SEK	4,745,000	815,134
Nordea Bank AB, FRN, 0.684%, 5/13/16 (n)		$1,000,000	1,005,056

			$4,780,846

United Kingdom – 3.6%
HSBC Bank PLC, FRN, 0.863%, 5/15/18 (n)		$403,000	$406,708
United Kingdom Treasury, 4.25%, 12/07/27	GBP	844,000	1,642,076
United Kingdom Treasury, 4.25%, 3/07/36	GBP	3,232,000	6,312,555

			$8,361,339

Total Foreign Bonds			$156,948,897

U.S. Bonds – 29.5%
Asset-Backed & Securitized – 0.0%
Commercial Mortgage Asset Trust, FRN, 0.814%, 1/17/32 (i)(z)		$1,140,652	$6,254
First Union National Bank Commercial Mortgage Trust, FRN, 1.63%, 1/12/43 (d)(i)(q)(z)		249,443	322

			$6,576

5

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Bonds – continued
Mortgage-Backed – 0.6%
Fannie Mae, 5.5%, 2/01/15	$46,326	$46,781
Fannie Mae, 4.78%, 8/01/15	84,899	87,078
Fannie Mae, 4.856%, 8/01/15	40,866	41,898
Fannie Mae, 5.432%, 2/01/16	74,381	78,753
Fannie Mae, 5.09%, 12/01/16	82,352	89,566
Fannie Mae, 5.05%, 1/01/17	50,630	54,276
Fannie Mae, 5.205%, 1/01/18	96,378	102,065
Fannie Mae, 5.1%, 3/01/19	60,578	68,459
Fannie Mae, 5.18%, 3/01/19	60,645	66,273
Freddie Mac, 1.426%, 8/25/17	560,000	564,731
Freddie Mac, 3.882%, 11/25/17	89,000	96,022
Freddie Mac, 5.085%, 3/25/19	43,000	48,951
Freddie Mac, 3.32%, 2/25/23	5,000	5,217

		$1,350,070

U.S. Government Agencies and Equivalents – 0.7%
Aid-Egypt, 4.45%, 9/15/15	$301,000	$315,769
Small Business Administration, 4.57%, 6/01/25	15,587	16,550
Small Business Administration, 5.09%, 10/01/25	16,697	18,070
Small Business Administration, 5.21%, 1/01/26	246,611	266,709
Small Business Administration, 2.22%, 3/01/33	982,230	946,640

		$1,563,738

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Bonds – continued
U.S. Treasury Obligations – 28.2%
U.S. Treasury Bonds, 6.875%, 8/15/25	$4,399,000	$6,232,147
U.S. Treasury Bonds, 5.25%, 2/15/29	4,242,000	5,437,714
U.S. Treasury Bonds, 4.5%, 8/15/39	8,960,400	10,921,885
U.S. Treasury Notes, 4.125%, 5/15/15	13,403,000	13,870,014
U.S. Treasury Notes, 4.75%, 8/15/17	12,315,000	13,764,894
U.S. Treasury Notes, 3.5%, 5/15/20	12,682,000	13,865,979
U.S. Treasury Notes, 2.75%, 2/15/24	1,350,000	1,380,691

		$65,473,324

Total U.S. Bonds		$68,393,708

Total Bonds (Identified Cost, $222,213,639)		$225,342,605

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	2,216,886	$2,216,886

Total Investments (Identified Cost, $224,430,525)		$227,559,491

OTHER ASSETS, LESS LIABILITIES – 1.9%		4,308,775

Net Assets – 100.0%		$231,868,266

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,590,044, representing 1.1% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Commercial Mortgage Asset Trust, FRN, 0.814%, 1/17/32	8/25/03-12/02/11	$6,798	$6,254
First Union National Bank Commercial Mortgage Trust, FRN, 1.63%, 1/12/43	12/11/03-11/30/11	585	322
Total Restricted Securities			$6,576
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

6

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

Derivative Contracts at 6/30/14

Forward Foreign Currency Exchange Contracts at 6/30/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Deutsche Bank AG	152,000	7/11/14	$140,298	$143,236	$2,938
BUY	CAD	Citibank N.A.	1,248,000	7/11/14	1,152,114	1,169,324	17,210
BUY	CAD	Deutsche Bank AG	191,000	7/11/14	174,850	178,959	4,109
BUY	CAD	Goldman Sachs International	2,011,266	7/11/14	1,848,312	1,884,473	36,161
BUY	CAD	Merrill Lynch International Bank	2,454,058	7/11/14	2,279,800	2,299,351	19,551
SELL	CHF	Credit Suisse Group	1,026,500	7/11/14	1,162,047	1,157,618	4,429
SELL	CHF	Deutsche Bank AG	1,026,500	7/11/14	1,162,152	1,157,618	4,534
BUY	EUR	Citibank N.A.	3,117,000	7/11/14	4,245,354	4,268,254	22,900
BUY	EUR	Goldman Sachs International	822,472	7/11/14	1,119,249	1,126,249	7,000
SELL	EUR	Barclays Bank PLC	1,729,000	7/11/14	2,374,942	2,367,600	7,342
SELL	EUR	Citibank N.A.	1,944,000	7/11/14	2,667,146	2,662,010	5,136
SELL	EUR	Credit Suisse Group	9,965,121	7/11/14	13,755,703	13,645,705	109,998
SELL	EUR	Deutsche Bank AG	140,000	7/11/14	193,528	191,709	1,819
SELL	EUR	Goldman Sachs International	264,000	7/11/14	363,163	361,508	1,655
BUY	GBP	Credit Suisse Group	2,975,239	7/11/14	4,976,771	5,091,466	114,695
BUY	GBP	Merrill Lynch International Bank	2,975,239	7/11/14	4,977,158	5,091,466	114,308
BUY	JPY	Citibank N.A.	32,488,000	7/11/14	318,686	320,716	2,030
BUY	JPY	Deutsche Bank AG	520,046,746	7/11/14	5,104,533	5,133,820	29,287
BUY	JPY	Goldman Sachs International	520,046,748	7/11/14	5,105,054	5,133,820	28,766
BUY	JPY	Royal Bank of Scotland Group PLC	89,286,000	7/11/14	876,515	881,417	4,902
SELL	NOK	Citibank N.A.	9,592,000	7/11/14	1,595,835	1,563,263	32,572
SELL	NOK	Goldman Sachs International	11,055,258	7/11/14	1,839,158	1,801,739	37,419
BUY	NZD	Goldman Sachs International	1,364,000	7/11/14	1,162,964	1,193,274	30,310
SELL	SEK	Citibank N.A.	7,632,000	7/11/14	1,160,663	1,142,126	18,537
SELL	SEK	Goldman Sachs International	19,065,701	7/11/14	2,919,046	2,853,176	65,870

							$723,478

Liability Derivatives
SELL	AUD	JPMorgan Chase Bank N.A.	119,000	7/11/14	$109,582	$112,139	$(2,557)
SELL	AUD	Westpac Banking Corp.	2,317,818	7/11/14	2,133,435	2,184,178	(50,743)
SELL	CAD	Citibank N.A.	1,249,000	7/11/14	1,140,735	1,170,261	(29,526)
SELL	CAD	Credit Suisse Group	176,000	7/11/14	160,071	164,905	(4,834)
SELL	CAD	Goldman Sachs International	1,290,229	7/11/14	1,172,635	1,208,891	(36,256)
SELL	CAD	JPMorgan Chase Bank N.A.	71,000	7/11/14	64,235	66,524	(2,289)
SELL	CAD	Merrill Lynch International Bank	4,773,120	7/11/14	4,333,133	4,472,216	(139,083)
BUY	DKK	Barclays Bank PLC	3,595,145	7/11/14	664,825	660,316	(4,509)

7

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 6/30/14 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	DKK	UBS AG	3,595,145	7/11/14	$664,892	$660,316	$(4,576)
SELL	DKK	UBS AG	8,568,996	7/11/14	1,561,238	1,573,856	(12,618)
BUY	EUR	Credit Suisse Group	1,909,000	7/11/14	2,638,971	2,614,083	(24,888)
BUY	EUR	Deutsche Bank AG	90,193	7/11/14	125,556	123,505	(2,051)
BUY	EUR	Goldman Sachs International	1,578,334	7/11/14	2,192,833	2,161,287	(31,546)
SELL	EUR	Barclays Bank PLC	682,974	7/11/14-9/19/14	924,404	935,471	(11,067)
SELL	EUR	Credit Suisse Group	422,000	7/11/14	571,579	577,864	(6,285)
SELL	EUR	Goldman Sachs International	500,000	7/11/14	679,641	684,673	(5,032)
SELL	EUR	UBS AG	249,000	7/11/14	339,536	340,967	(1,431)
SELL	GBP	Goldman Sachs International	623,329	7/11/14	1,061,131	1,066,690	(5,559)
SELL	GBP	UBS AG	54,000	7/11/14	90,441	92,409	(1,968)
SELL	JPY	Barclays Bank PLC	11,800,000	7/11/14	116,178	116,488	(310)
SELL	JPY	Brown Brothers Harriman	34,030,000	7/11/14	335,501	335,939	(438)
SELL	JPY	Citibank N.A.	59,656,000	7/11/14	580,954	588,915	(7,961)
SELL	JPY	Credit Suisse Group	16,280,000	7/11/14	158,488	160,714	(2,226)
SELL	JPY	Deutsche Bank AG	50,924,000	7/11/14	496,452	502,714	(6,262)
SELL	JPY	Goldman Sachs International	130,305,448	7/11/14	1,276,604	1,286,355	(9,751)
SELL	JPY	UBS AG	62,984,000	7/11/14	614,910	621,768	(6,858)
BUY	NOK	Deutsche Bank AG	3,057,000	7/11/14	515,675	498,217	(17,458)
BUY	NOK	Goldman Sachs International	13,831,000	7/11/14	2,297,709	2,254,118	(43,591)
BUY	NOK	JPMorgan Chase Bank N.A.	3,759,000	7/11/14	634,316	612,626	(21,690)
SELL	NZD	Barclays Bank PLC	1,153,353	7/11/14	976,183	1,008,992	(32,809)
SELL	NZD	Deutsche Bank AG	1,358,000	7/11/14	1,138,879	1,188,025	(49,146)
SELL	NZD	Goldman Sachs International	1,694,478	7/11/14	1,455,831	1,482,387	(26,556)
BUY	PLN	JPMorgan Chase Bank N.A.	24,636	8/11/14	8,128	8,091	(37)
BUY	SEK	Goldman Sachs International	7,497,000	7/11/14	1,126,440	1,121,924	(4,516)

							$(606,427)

See Notes to Financial Statements

8

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $222,213,639)	$225,342,605
Underlying affiliated funds, at cost and value	2,216,886
Total investments, at value (identified cost, $224,430,525)	$227,559,491
Cash	4,237
Receivables for
Forward foreign currency exchange contracts	723,478
Investments sold	4,651,203
Fund shares sold	4,347
Interest	3,024,005
Other assets	1,177
Total assets		$235,967,938
Liabilities
Payables for
Forward foreign currency exchange contracts	$606,427
Investments purchased	2,794,846
Fund shares reacquired	629,397
Payable to affiliates
Investment adviser	18,473
Shareholder servicing costs	51
Distribution and/or service fees	56
Payable for independent Trustees’ compensation	106
Accrued expenses and other liabilities	50,316
Total liabilities		$4,099,672
Net assets		$231,868,266
Net assets consist of
Paid-in capital	$231,538,424
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	3,256,521
Accumulated net realized gain (loss) on investments and foreign currency	(4,804,425)
Undistributed net investment income	1,877,746
Net assets		$231,868,266
Shares of beneficial interest outstanding		21,080,900

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$229,802,417	20,889,779	$11.00
Service Class	2,065,849	191,121	10.81

See Notes to Financial Statements

9

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Interest	$2,180,784
Dividends from underlying affiliated funds	7,000
Total investment income		$2,187,784
Expenses
Management fee	$860,066
Distribution and/or service fees	2,720
Shareholder servicing costs	2,087
Administrative services fee	19,103
Independent Trustees’ compensation	4,433
Custodian fee	23,267
Shareholder communications	3,640
Audit and tax fees	34,360
Legal fees	1,305
Miscellaneous	7,007
Total expenses		$957,988
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(4,437)
Net expenses		$953,550
Net investment income		$1,234,234
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$755,013
Foreign currency	(123,551)
Net realized gain (loss) on investments and foreign currency		$631,462
Change in unrealized appreciation (depreciation)
Investments	$9,360,131
Translation of assets and liabilities in foreign currencies	607,554
Net unrealized gain (loss) on investments and foreign currency translation		$9,967,685
Net realized and unrealized gain (loss) on investments and foreign currency		$10,599,147
Change in net assets from operations		$11,833,381

See Notes to Financial Statements

10

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited	)	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$1,234,234		$2,131,492
Net realized gain (loss) on investments and foreign currency	631,462		(6,419,900)
Net unrealized gain (loss) on investments and foreign currency translation	9,967,685		(7,750,671)
Change in net assets from operations	$11,833,381		$(12,039,079)
Change in net assets from fund share transactions	$(10,546,467)		$13,684,598
Total change in net assets	$1,286,914		$1,645,519
Net assets
At beginning of period	230,581,352		228,935,833
At end of period (including undistributed net investment income of $1,877,746 and $643,512, respectively)	$231,868,266		$230,581,352

See Notes to Financial Statements

11

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012		2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$10.45		$11.03	$11.29		$11.00	$10.60	$11.59
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.10	$0.11		$0.18	$0.18	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.49		(0.68)	(0.04)		0.49	0.30	0.13
Total from investment operations	$0.55		$(0.58)	$0.07		$0.67	$0.48	$0.35
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.33)		$(0.26)	$—	$(1.34)
From net realized gain on investments	—		—	—		(0.12)	(0.08)	—
From tax return of capital	—		—	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$—		$—	$(0.33)		$(0.38)	$(0.08)	$(1.34)
Net asset value, end of period (x)	$11.00		$10.45	$11.03		$11.29	$11.00	$10.60
Total return (%) (k)(r)(s)(x)	5.26	(n)	(5.26)	0.64		6.06	4.61	4.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.84	0.98		1.14	1.15	1.16
Expenses after expense reductions (f)	0.83	(a)	0.84	0.98		1.00	1.00	1.00
Net investment income	1.08	(a)	0.94	0.96		1.59	1.64	2.08
Portfolio turnover	10	(n)	56	15		70	66	84
Net assets at end of period (000 omitted)	$229,802		$228,029	$226,668		$34,252	$30,047	$32,034

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012		2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$10.28		$10.87	$11.13		$10.85	$10.48	$11.47
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.07	$0.08		$0.15	$0.15	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	0.49		(0.66)	(0.04)		0.48	0.30	0.12
Total from investment operations	$0.53		$(0.59)	$0.04		$0.63	$0.45	$0.31
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.30)		$(0.23)	$—	$(1.30)
From net realized gain on investments	—		—	—		(0.12)	(0.08)	—
From tax return of capital	—		—	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$—		$—	$(0.30)		$(0.35)	$(0.08)	$(1.30)
Net asset value, end of period (x)	$10.81		$10.28	$10.87		$11.13	$10.85	$10.48
Total return (%) (k)(r)(s)(x)	5.16	(n)	(5.43)	0.33		5.75	4.38	3.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.09	1.25		1.39	1.40	1.41
Expenses after expense reductions (f)	1.08	(a)	1.09	1.25		1.25	1.25	1.25
Net investment income	0.82	(a)	0.69	0.71		1.34	1.39	1.78
Portfolio turnover	10	(n)	56	15		70	66	84
Net assets at end of period (000 omitted)	$2,066		$2,553	$2,268		$2,617	$3,093	$3,573

See Notes to Financial Statements

12

MFS Global Governments Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

13

MFS Global Governments Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Governments Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and

14

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$67,037,062	$—	$67,037,062
Non-U.S. Sovereign Debt	—	154,306,199	—	154,306,199
Residential Mortgage-Backed Securities	—	1,350,070	—	1,350,070
Commercial Mortgage-Backed Securities	—	6,576	—	6,576
Foreign Bonds	—	2,642,698	—	2,642,698
Mutual Funds	2,216,886	—	—	2,216,886
Total Investments	$2,216,886	$225,342,605	$—	$227,559,491

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$117,051	$—	$117,051

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$723,478	$(606,427)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Foreign Currency
Foreign Exchange	$(132,506)

15

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$617,856

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

16

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the Fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.

The fund declared no distributions for the current period or for the year ended December 31, 2013.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$228,774,194
Gross appreciation	7,391,678
Gross depreciation	(8,606,381)
Net unrealized appreciation (depreciation)	$(1,214,703)

As of 12/31/13
Undistributed ordinary income	1,197,980
Capital loss carryforwards	(2,121,679)
Other temporary differences	(1,165,642)
Net unrealized appreciation (depreciation)	(9,414,198)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(1,837,828)
Long-Term	(283,851)
Total	$(2,121,679)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

17

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $4,192, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Effective August 1, 2014, MFS has agreed in writing to reduce its management fee to 0.625% of average daily net assets in excess of $1 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016. For the six months ended June 30, 2014, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $2,065, which equated to 0.0018% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $22.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0167% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $513 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made

18

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

by the fund in the amount of $245, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$15,820,784	$2,344,098
Investments (non-U.S. Government securities)	$19,440,791	$18,477,591

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	273,487	$2,927,407	2,422,644	$25,584,999
Service Class	4,432	47,291	143,724	1,505,760
	277,919	$2,974,698	2,566,368	$27,090,759
Shares reacquired
Initial Class	(1,196,339)	$(12,874,207)	(1,166,362)	$(12,320,726)
Service Class	(61,530)	(646,958)	(104,054)	(1,085,435)
	(1,257,869)	$(13,521,165)	(1,270,416)	$(13,406,161)
Net change
Initial Class	(922,852)	$(9,946,800)	1,256,282	$13,264,273
Service Class	(57,098)	(599,667)	39,670	420,325
	(979,950)	$(10,546,467)	1,295,952	$13,684,598

The fund is one of several mutual funds in which certain of the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 49%, 30%, and 10%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $466 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	25,496,421	13,472,057	(36,751,592)	2,216,886

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,000	$2,216,886

19

MFS Global Governments Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

20

SEMIANNUAL REPORT

June 30, 2014

MFS® MONEY MARKET PORTFOLIO

MFS® Variable Insurance Trust II

MKS-SEM

MFS® MONEY MARKET PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Money Market Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Money Market Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	17.5%
A-1	82.8%
Not Rated	0.0%
Other Assets Less Liabilities	(0.3)%

Maturity breakdown (u)
0 - 7 days	10.6%
8 - 29 days	24.5%
30 - 59 days	28.7%
60 - 89 days	24.2%
90 - 365 days	12.3%
Other Assets Less Liabilities	(0.3)%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund is not rated by these agencies.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time Other Assets Less Liabilities may be negative due to timing of cash receipts.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS Money Market Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.09%	$1,000.00	$1,000.00	$0.45
	Hypothetical (h)	0.09%	$1,000.00	$1,024.35	$0.45
Service Class	Actual	0.09%	$1,000.00	$1,000.00	$0.45
	Hypothetical (h)	0.09%	$1,000.00	$1,024.35	$0.45

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

As more fully disclosed in footnote 3 to the financial statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.

3

MFS Money Market Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

CERTIFICATES OF DEPOSIT – 17.9%
Major Banks – 9.9%
Bank of Montreal/Chicago Branch, 0.15%, due 9/02/14	$12,507,000	$12,507,000
Bank of Montreal/Chicago Branch, 0.18%, due 9/15/14	5,145,000	5,145,000
Bank of Nova Scotia/Houston Branch, 0.08%, due 8/25/14	1,162,000	1,162,000
Canadian Imperial Bank of Commerce/New York Branch, 0.09%, due 8/27/14	18,005,000	18,005,000
Wells Fargo & Co., 0.021%, due 12/03/14	7,857,000	7,857,000

		$44,676,000

Other Banks & Diversified Financials – 8.0%
Branch Banking & Trust Co., 0.1%, due 8/22/14	$17,835,000	$17,835,000
Mizuho Corporate Bank (USA)/New York Branch, 0.19%, due 9/23/14	17,879,000	17,879,000

		$35,714,000

Total Certificates of Deposit, at Cost and Value		$80,390,000

COMMERCIAL PAPER (y) – 33.6%
Automotive – 5.4%
American Honda Finance Corp., 0.07%, due 7/25/14	$6,297,000	$6,296,706
Toyota Motor Credit Corp., 0.05%, due 7/10/14	18,024,000	18,023,775

		$24,320,481

Consumer Products – 4.8%
Procter & Gamble Co., 0.08%, due 8/18/14 (t)	$15,319,000	$15,317,366
Reckitt Benckiser Treasury Services PLC, 0.22%, due 12/04/14 (t)	6,077,000	6,071,207

		$21,388,573

Electronics – 3.0%
Emerson Electric Co., 0.1%, due 8/28/14 (t)	$13,468,000	$13,465,830

Financial Institutions – 4.0%
General Electric Capital Corp., 0.05%, due 7/15/14	$2,297,000	$2,296,955
General Electric Capital Corp., 0.13%, due 10/02/14	15,653,000	15,647,743

		$17,944,698

Food & Beverages – 4.7%
Coca-Cola Co., 0.16%, due 7/14/14 (t)	$9,270,000	$9,269,464
Coca-Cola Co., 0.1%, due 9/10/14 (t)	6,111,000	6,109,795
Coca-Cola Co., 0.11%, due 10/07/14 (t)	2,457,000	2,456,264
Pepsico, Inc., 0.06%, due 7/07/14 (t)	3,528,000	3,527,965

		$21,363,488

Major Banks – 8.9%
ANZ National (International) Ltd., 0.15%, due 7/01/14 (t)	$8,064,000	$8,064,000

Issuer	Shares/Par	Value ($)

COMMERCIAL PAPER (y) – continued
Major Banks – continued
ANZ National (International) Ltd., 0.17%, due 9/29/14 (t)	$5,114,000	$5,111,827
Bank of Nova Scotia, 0.145%, due 9/03/14	16,722,000	16,717,689
Wells Fargo & Co., 0.21%, due 8/13/14	9,983,000	9,980,496

		$39,874,012

Pharmaceuticals – 2.8%
Johnson & Johnson, 0.05%, due 7/02/14 (t)	$12,489,000	$12,488,983

Total Commercial Paper, at Amortized Cost and Value		$150,846,065

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – 44.4%
Fannie Mae, 0.05%, due 7/02/14	$3,927,000	$3,926,995
Federal Home Loan Bank, 0.03%, due 7/11/14	12,518,000	12,517,896
Federal Home Loan Bank, 0.06%, due 7/16/14	4,615,000	4,614,885
Federal Home Loan Bank, 0.035%, due 7/18/14	20,000,000	19,999,669
Federal Home Loan Bank, 0.045%, due 7/23/14	18,678,000	18,677,486
Federal Home Loan Bank, 0.05%, due 7/25/14	18,030,000	18,029,399
Federal Home Loan Bank, 0.065%, due 8/22/14	18,030,000	18,028,307
Federal Home Loan Bank, 0.07%, due 8/27/14	471,000	470,948
Federal Home Loan Bank, 0.07%, due 9/05/14	18,175,000	18,172,667
Federal Home Loan Bank, 0.065%, due 9/10/14	9,625,000	9,623,766
Federal Home Loan Bank, 0.075%, due 9/19/14	8,930,000	8,928,512
Federal Home Loan Bank, 0.08%, due 9/19/14	13,542,000	13,539,592
U.S. Treasury Bill, 0.06%, due 7/31/14	17,668,000	17,667,117
U.S. Treasury Bill, 0.07%, due 8/28/14	16,857,000	16,855,099
U.S. Treasury Bill, 0.035%, due 10/23/14	18,200,000	18,197,983

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$199,250,321

FLOATING RATE DEMAND NOTES – 2.9%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.02%, due 7/01/14	$3,300,000	$3,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.02%, due 7/01/14	7,200,000	7,200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.02%, due 7/01/14	2,600,000	2,600,000

Total Floating Rate Demand Notes, at Cost and Value		$13,100,000

4

MFS Money Market Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

REPURCHASE AGREEMENTS – 1.5%
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06%, dated 6/30/14, due 7/01/14, total to be received $6,608,011 (secured by U.S. Treasury and Federal Agency obligations valued at $6,740,168 in a jointly traded account), at Cost and Value	$6,608,000	$6,608,000

Total Investments, at Amortized Cost and Value		$450,194,386

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(1,214,119)

Net Assets – 100.0%		$448,980,267

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

5

MFS Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments, at amortized cost and value	$450,194,386
Cash	889
Receivables for
Fund shares sold	63,259
Interest	3,768
Other assets	2,258
Total assets		$450,264,560
Liabilities
Payable for fund shares reacquired	$1,226,315
Payable to affiliates
Investment adviser	1,023
Shareholder servicing costs	168
Payable for independent Trustees’ compensation	3,063
Accrued expenses and other liabilities	53,724
Total liabilities		$1,284,293
Net assets		$448,980,267
Net assets consist of
Paid-in capital	$449,202,571
Accumulated net realized gain (loss) on investments	(222,304)
Net assets		$448,980,267
Shares of beneficial interest outstanding		449,203,666

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$220,164,812	220,289,899	$1.00
Service Class	228,815,455	228,913,767	1.00

See Notes to Financial Statements

6

MFS Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Interest income		$215,977
Expenses
Management fee	$1,155,437
Distribution and/or service fees	297,041
Shareholder servicing costs	7,126
Administrative services fee	32,607
Independent Trustees’ compensation	7,675
Custodian fee	18,444
Shareholder communications	11,689
Audit and tax fees	17,738
Legal fees	2,752
Miscellaneous	8,432
Total expenses		$1,558,941
Fees paid indirectly	(30)
Reduction of expenses by investment adviser and distributor	(1,342,934)
Net expenses		$215,977
Net investment income		$0
Net realized gain (loss) on investments		$405
Change in net assets from operations		$405

See Notes to Financial Statements

7

MFS Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$0	$0
Net realized gain (loss) on investments	405	736
Change in net assets from operations	$405	$736
Change in net assets from fund share transactions	$(26,656,974)	$(56,771,401)
Total change in net assets	$(26,656,569)	$(56,770,665)
Net assets
At beginning of period	475,636,836	532,407,501
At end of period	$448,980,267	$475,636,836

See Notes to Financial Statements

8

MFS Money Market Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14 (unaudited)		Years ended 12/31
			2013		2012	2011		2010		2009

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00	$0.00		$0.00		$0.00	(w)
Net realized and unrealized gain (loss) on investments	0.00	(w)	0.00	(w)	0.00	0.00	(w)	0.00	(w)	0.00
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$—		$—		$—	$—		$—		$(0.00	)(w)
Net asset value, end of period (m)	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (k)(r)(m)	0.00	(n)	0.00		0.00	0.00		0.00		0.00	(x)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.55		0.55	0.58		0.59		0.60
Expenses after expense reductions (f)	0.09	(a)	0.12		0.16	0.15		0.27		0.33
Net investment income	0.00	(a)	0.00		0.00	0.00		0.00		0.00
Net assets at end of period (000 omitted)	$220,165		$228,673		$242,646	$188,106		$172,365		$206,513

Service Class	Six months ended 6/30/14 (unaudited)		Years ended 12/31
			2013		2012	2011		2010		2009

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00	$0.00		$0.00		$0.00
Net realized and unrealized gain (loss) on investments	0.00	(w)	0.00	(w)	0.00	0.00	(w)	0.00	(w)	0.00
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00
Less distributions declared to shareholders
From net investment income	$—		$—		$—	$—		$—		$(0.00	)(w)
Net asset value, end of period (m)	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (k)(r)(m)	0.00	(n)	0.00		0.00	0.00		0.00		0.00	(x)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.80		0.80	0.83		0.84		0.85
Expenses after expense reductions (f)	0.09	(a)	0.12		0.15	0.16		0.27		0.33
Net investment income	0.00	(a)	0.00		0.00	0.00		0.00		0.00
Net assets at end of period (000 omitted)	$228,815		$246,964		$289,762	$131,924		$168,459		$192,109
See Notes to Financial Statements

9

MFS Money Market Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(m)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(w)	Per share amount was less than $0.01.

(x)	Total return was less than 0.01%.

See Notes to Financial Statements

10

MFS Money Market Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Money Market Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short term securities	$—	$450,194,386	$—	$450,194,386

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements. At period end, the

11

MFS Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

fund had investments in repurchase agreements with a gross value of $6,608,000 included in “Investments” in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended December 31, 2013, there were no significant adjustments due to differences between book and tax accounting.

The fund declared no distributions for the year ended December 31, 2013.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$450,194,386

As of 12/31/13
Capital loss carryforwards	(222,709)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/15	$(29,784)
12/31/16	(192,925)
Total	$(222,709)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

12

MFS Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.50%
Average daily net assets in excess of $500 million	0.45%

During the six months ended June 30, 2014, MFS voluntarily waived receipt of $1,036,982 of the fund’s management fee in order to avoid a negative yield. For the six months ended June 30, 2014, this voluntary waiver had the effect of reducing the management fee by 0.45% of average daily net assets on an annualized basis. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $8,414, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.05% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.57% of average daily net assets for the Initial Class shares and 0.82% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016. For the six months ended June 30, 2014, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. During the six months ended June 30, 2014, MFD voluntarily waived receipt of $297,041 of the fund’s distribution and/or service fee in order to avoid a negative yield. For the six months ended June 30, 2014, this voluntary waiver had the effect of reducing the distribution and/or service fee by 0.25% of average daily net assets attributable to Service Class shares on an annualized basis. The distribution and/or service fees incurred for the six months ended June 30, 2014 were equivalent to an annual effective rate of 0.00% of the average daily net assets attributable to Service Class shares.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $7,039, which equated to 0.0030% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $87.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0141% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended

13

MFS Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,063 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $497, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

(4)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	28,809,562	$28,809,562	69,206,829	$69,206,829
Service Class	44,283,557	44,283,557	81,127,636	81,127,636
	73,093,119	$73,093,119	150,334,465	$150,334,465
Shares reacquired
Initial Class	(37,317,738)	$(37,317,738)	(83,180,040)	$(83,180,040)
Service Class	(62,432,355)	(62,432,355)	(123,925,826)	(123,925,826)
	(99,750,093)	$(99,750,093)	(207,105,866)	$(207,105,866)
Net change
Initial Class	(8,508,176)	$(8,508,176)	(13,973,211)	$(13,973,211)
Service Class	(18,148,798)	(18,148,798)	(42,798,190)	(42,798,190)
	(26,656,974)	$(26,656,974)	(56,771,401)	$(56,771,401)

(5)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $964 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

14

MFS Money Market Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

15

SEMIANNUAL REPORT

June 30, 2014

MFS® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

RGS-SEM

MFS® CORE EQUITY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Core Equity Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Core Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	2.5%
Hess Corp.	1.9%
American International Group, Inc.	1.5%
MetLife, Inc.	1.5%
Verizon Communications, Inc.	1.4%
Wells Fargo & Co.	1.4%
Visa, Inc., “A”	1.4%
Procter & Gamble Co.	1.2%
Twenty-First Century Fox, Inc.	1.2%
Actavis PLC	1.2%

Equity sectors
Financial Services	17.7%
Technology	15.4%
Health Care	12.6%
Energy	10.3%
Consumer Staples	6.5%
Industrial Goods & Services	6.3%
Retailing	6.2%
Leisure	5.7%
Utilities & Communications	5.5%
Special Products & Services	4.6%
Basic Materials	3.9%
Autos & Housing	2.5%
Transportation	2.2%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS Core Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.84%	$1,000.00	$1,058.17	$4.29
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21
Service Class	Actual	1.09%	$1,000.00	$1,056.75	$5.56
	Hypothetical (h)	1.09%	$1,000.00	$1,019.39	$5.46

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Core Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.4%
Aerospace – 3.1%
Honeywell International, Inc.	21,093	$1,960,594
Precision Castparts Corp.	5,280	1,332,672
United Technologies Corp.	16,047	1,852,626

		$5,145,892

Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A” (a)	5,655	$498,375

Apparel Manufacturers – 1.1%
Guess?, Inc.	16,857	$455,139
NIKE, Inc., “B”	5,070	393,179
PVH Corp.	5,915	689,689
VF Corp.	5,589	352,107

		$1,890,114

Automotive – 1.1%
Delphi Automotive PLC	17,155	$1,179,235
Johnson Controls, Inc.	13,484	673,256

		$1,852,491

Biotechnology – 1.7%
Alexion Pharmaceuticals, Inc. (a)	5,473	$855,156
Biogen Idec, Inc. (a)	4,157	1,310,744
Illumina, Inc. (a)	595	106,231
MiMedx Group, Inc. (a)	24,595	174,379
Puma Biotechnology, Inc. (a)	4,948	326,568

		$2,773,078

Broadcasting – 2.7%
RetailMeNot, Inc. (a)	26,735	$711,418
Time Warner, Inc.	11,923	837,591
Twenty-First Century Fox, Inc.	57,605	2,024,816
Walt Disney Co.	11,202	960,459

		$4,534,284

Brokerage & Asset Managers – 1.1%
Affiliated Managers Group, Inc. (a)	1,356	$278,522
BlackRock, Inc.	1,515	484,194
Franklin Resources, Inc.	9,796	566,601
NASDAQ OMX Group, Inc.	14,764	570,186

		$1,899,503

Business Services – 1.9%
Accenture PLC, “A”	7,392	$597,569
Bright Horizons Family Solutions, Inc. (a)	16,708	717,442
CoStar Group, Inc. (a)	1,583	250,383
Fidelity National Information Services, Inc.	15,121	827,724
FleetCor Technologies, Inc. (a)	3,671	483,838
Forrester Research, Inc.	7,392	280,009

		$3,156,965

Cable TV – 1.4%
Charter Communications, Inc., “A” (a)	4,338	$687,052
Comcast Corp., “Special A”	15,362	819,255

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Cable TV – continued
Time Warner Cable, Inc.	6,149	$905,748

		$2,412,055

Chemicals – 1.8%
Agrium, Inc.	5,378	$492,666
Celanese Corp.	12,184	783,188
LyondellBasell Industries N.V., “A”	8,235	804,148
Monsanto Co.	6,971	869,563

		$2,949,565

Computer Software – 3.4%
Check Point Software Technologies Ltd. (a)	21,123	$1,415,875
Citrix Systems, Inc. (a)	11,410	713,696
Oracle Corp.	30,112	1,220,439
Qlik Technologies, Inc. (a)	33,565	759,240
Salesforce.com, Inc. (a)	26,877	1,561,016

		$5,670,266

Computer Software – Systems – 5.6%
Apple, Inc. (s)	45,845	$4,260,376
EMC Corp.	66,177	1,743,102
Guidewire Software, Inc. (a)	4,215	171,382
Hewlett-Packard Co.	25,509	859,143
NCR Corp. (a)	7,124	249,981
SS&C Technologies Holdings, Inc. (a)	17,313	765,581
Vantiv, Inc., “A” (a)	36,839	1,238,527

		$9,288,092

Conglomerates – 0.8%
Roper Industries, Inc.	9,690	$1,414,837

Construction – 1.4%
Fortune Brands Home & Security, Inc.	14,049	$560,977
Pool Corp.	3,621	204,804
Sherwin-Williams Co.	7,484	1,548,514

		$2,314,295

Consumer Products – 2.2%
Colgate-Palmolive Co.	15,276	$1,041,518
Newell Rubbermaid, Inc.	18,266	566,063
Procter & Gamble Co.	26,282	2,065,502

		$3,673,083

Consumer Services – 1.8%
HomeAway, Inc. (a)	20,687	$720,321
ITT Educational Services, Inc. (a)(l)	13,861	231,340
Nord Anglia Education, Inc. (a)	13,890	254,187
Priceline Group, Inc. (a)	1,546	1,859,838

		$3,065,686

Containers – 0.5%
Crown Holdings, Inc. (a)	4,584	$228,100
Packaging Corp. of America	7,709	551,116

		$779,216

4

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 1.1%
Danaher Corp.	15,825	$1,245,902
Sensata Technologies Holding B.V. (a)	9,068	424,201
W.W. Grainger, Inc.	977	248,422

		$1,918,525

Electronics – 3.3%
Altera Corp.	53,884	$1,873,008
Avago Technologies Ltd.	14,496	1,044,727
KLA-Tencor Corp.	11,956	868,484
Microchip Technology, Inc.	35,867	1,750,668

		$5,536,887

Energy – Independent – 4.6%
Access Midstream Partners LP	6,300	$400,365
Anadarko Petroleum Corp.	7,342	803,729
Athlon Energy, Inc. (a)	5,904	281,621
Cabot Oil & Gas Corp.	4,881	166,637
Clayton Williams Energy, Inc. (a)	625	85,856
Concho Resources, Inc. (a)	2,163	312,554
CONSOL Energy, Inc.	3,244	149,451
EOG Resources, Inc.	5,939	694,032
Goodrich Petroleum Corp. (a)	7,991	220,552
Gulfport Energy Corp. (a)	3,254	204,351
Marathon Petroleum Corp.	14,406	1,124,676
Memorial Resource Development Corp. (a)	14,601	355,680
Noble Energy, Inc.	11,426	885,058
PDC Energy, Inc. (a)	4,157	262,515
Peabody Energy Corp.	3,453	56,457
Pioneer Natural Resources Co.	4,025	924,985
Rice Energy, Inc. (a)	9,463	288,148
Targa Resources Corp.	3,002	418,989

		$7,635,656

Energy – Integrated – 3.8%
Chevron Corp.	14,238	$1,858,771
Exxon Mobil Corp. (s)	13,370	1,346,092
Hess Corp.	32,483	3,212,244

		$6,417,107

Food & Beverages – 2.8%
Annie’s, Inc. (a)	9,971	$337,219
Coca-Cola Co.	43,010	1,821,904
General Mills, Inc.	11,529	605,734
Mead Johnson Nutrition Co., “A”	4,683	436,315
Mondelez International, Inc.	26,084	981,019
WhiteWave Foods Co., “A” (a)	15,736	509,374

		$4,691,565

Food & Drug Stores – 1.0%
CVS Caremark Corp.	18,782	$1,415,599
Fairway Group Holdings Corp. (a)	48,189	320,457

		$1,736,056

Gaming & Lodging – 0.7%
Wynn Resorts Ltd.	5,635	$1,169,601

General Merchandise – 1.4%
Kohl’s Corp.	16,321	$859,790

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – continued
Target Corp.	25,876	$1,499,514

		$2,359,304

Health Maintenance Organizations – 0.9%
Aetna, Inc.	11,916	$966,149
UnitedHealth Group, Inc.	5,566	455,021

		$1,421,170

Insurance – 3.8%
ACE Ltd.	6,187	$641,592
American International Group, Inc.	46,463	2,535,951
MetLife, Inc.	44,360	2,464,642
Safety Insurance Group, Inc.	13,245	680,528

		$6,322,713

Internet – 3.1%
eBay, Inc. (a)	8,394	$420,204
Facebook, Inc., “A “ (a)	14,730	991,182
Google, Inc., “A” (a)	2,760	1,613,689
Google, Inc., “C” (a)	2,615	1,504,357
LinkedIn Corp., “A” (a)	3,497	599,631

		$5,129,063

Leisure & Toys – 0.1%
Mattel, Inc.	4,862	$189,472

Machinery & Tools – 2.1%
Colfax Corp. (a)	10,934	$815,020
Eaton Corp. PLC	17,085	1,318,620
Joy Global, Inc.	14,307	881,025
Kennametal, Inc.	9,614	444,936

		$3,459,601

Major Banks – 4.2%
Bank of America Corp.	38,169	$586,658
Goldman Sachs Group, Inc.	4,186	700,904
JPMorgan Chase & Co. (s)	34,408	1,982,589
Morgan Stanley	22,859	739,032
State Street Corp.	10,993	739,389
Wells Fargo & Co.	43,715	2,297,660

		$7,046,232

Medical & Health Technology & Services – 1.0%
Cerner Corp. (a)	3,740	$192,909
Express Scripts Holding Co. (a)	16,391	1,136,388
Henry Schein, Inc. (a)	2,421	287,300

		$1,616,597

Medical Equipment – 4.4%
Abbott Laboratories	38,843	$1,588,679
AtriCure, Inc. (a)	11,182	205,525
Cooper Cos., Inc.	6,712	909,677
Covidien PLC	18,930	1,707,107
DexCom, Inc. (a)	2,530	100,340
GenMark Diagnostics, Inc. (a)	11,946	161,629
Heartware International, Inc. (a)	2,719	240,632
OraSure Technologies, Inc. (a)	9,812	84,481

5

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
Sirona Dental Systems, Inc. (a)	2,976	$245,401
Stryker Corp.	14,694	1,238,998
TearLab Corp. (a)	37,698	183,589
Thermo Fisher Scientific, Inc.	5,185	611,830

		$7,277,888

Metals & Mining – 0.4%
First Quantum Minerals Ltd.	16,361	$349,897
Lundin Mining Corp. (a)	69,015	379,662

		$729,559

Natural Gas – Pipeline – 0.4%
Williams Cos., Inc.	11,608	$675,702

Network & Telecom – 0.0%
Qualcomm, Inc.	873	$69,142

Oil Services – 1.9%
Cameron International Corp. (a)	9,316	$630,786
Halliburton Co.	18,127	1,287,198
Schlumberger Ltd.	10,259	1,210,049

		$3,128,033

Other Banks & Diversified Financials – 5.3%
American Express Co.	6,763	$641,606
BB&T Corp.	26,035	1,026,560
Citigroup, Inc.	35,738	1,683,260
Discover Financial Services	31,541	1,954,911
EuroDekania Ltd. (a)	100,530	59,564
PrivateBancorp, Inc.	24,852	722,199
Texas Capital Bancshares, Inc. (a)	9,641	520,132
Visa, Inc., “A”	10,771	2,269,557

		$8,877,789

Pharmaceuticals – 4.8%
Actavis PLC (a)	8,949	$1,996,074
Bristol-Myers Squibb Co.	25,017	1,213,575
Endo International PLC (a)	12,582	880,992
Pfizer, Inc.	52,279	1,551,641
Valeant Pharmaceuticals International, Inc. (a)	13,360	1,684,963
Zoetis, Inc.	19,605	632,653

		$7,959,898

Railroad & Shipping – 1.6%
Canadian Pacific Railway Ltd.	4,871	$882,333
Diana Shipping, Inc. (a)	23,713	258,235
Kansas City Southern Co.	2,604	279,956
Union Pacific Corp.	12,434	1,240,292

		$2,660,816

Real Estate – 3.2%
Digital Realty Trust, Inc., REIT	15,369	$896,320
Equity Lifestyle Properties, Inc., REIT	23,306	1,029,193
Gramercy Property Trust, Inc., REIT	57,510	347,936
Mid-America Apartment Communities, Inc., REIT	17,472	1,276,330
Tanger Factory Outlet Centers, Inc., REIT	24,229	847,288

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Weyerhaeuser Co., REIT	30,747	$1,017,418

		$5,414,485

Restaurants – 0.8%
McDonald’s Corp.	12,772	$1,286,651

Specialty Chemicals – 1.2%
Amira Nature Foods Ltd (a)	5,328	$72,940
FMC Corp.	8,562	609,529
Taminco Corp. (a)	15,398	358,157
W.R. Grace & Co. (a)	10,438	986,704

		$2,027,330

Specialty Stores – 2.7%
AutoZone, Inc. (a)	1,280	$686,387
Bed Bath & Beyond, Inc. (a)	12,700	728,726
Burlington Stores, Inc. (a)	21,718	691,935
Children’s Place, Inc.	8,394	416,594
Ross Stores, Inc.	9,316	616,067
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	6,161	563,177
Urban Outfitters, Inc. (a)	22,135	749,491

		$4,452,377

Telecommunications – Wireless – 1.1%
American Tower Corp., REIT	20,558	$1,849,809

Telephone Services – 1.4%
Verizon Communications, Inc.	47,902	$2,343,845

Tobacco – 1.2%
Lorillard, Inc.	8,106	$494,223
Philip Morris International, Inc.	16,916	1,426,188

		$1,920,411

Trucking – 0.6%
Swift Transportation Co. (a)	40,252	$1,015,558

Utilities – Electric Power – 2.6%
American Electric Power Co., Inc.	11,598	$646,820
Calpine Corp. (a)	20,230	481,676
CMS Energy Corp.	20,706	644,992
Dominion Resources, Inc.	6,210	444,139
Edison International	9,505	552,336
Exelon Corp.	11,511	419,921
NextEra Energy, Inc.	3,423	350,789
NRG Energy, Inc.	11,459	426,275
Pattern Energy Group, Inc.	11,539	382,056

		$4,349,004

Total Common Stocks (Identified Cost, $128,268,919)		$166,005,643

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	2,724	$2,724

6

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COLLATERAL FOR SECURITIES LOANED – 0.1%
Navigator Securities Lending Prime Portfolio, 0.14%, at Cost and Net Asset Value (j)	170,000	$170,000

Total Investments (Identified Cost, $128,441,643)		$166,178,367

OTHER ASSETS, LESS LIABILITIES – 0.5%		899,015

Net Assets – 100.0%		$167,077,382

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At June 30, 2014, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At June 30, 2014, the fund had cash collateral of $13,667 and other liquid securities with an aggregate value of $562,393 to cover any commitments for securities sold short and certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

7

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $128,438,919)	$166,175,643
Underlying affiliated funds, at cost and value	2,724
Total investments, at value, including $166,900 of securities on loan (identified cost, $128,441,643)	$166,178,367
Deposits with brokers	13,667
Receivables for
Investments sold	3,083,465
Fund shares sold	15,418
Interest and dividends	110,429
Other assets	1,610
Total assets		$169,402,956
Liabilities
Payables for
Investments purchased	$1,852,732
Fund shares reacquired	242,160
Collateral for securities loaned, at value	170,000
Payable to affiliates
Investment adviser	13,339
Shareholder servicing costs	68
Distribution and/or service fees	1,369
Payable for independent Trustees’ compensation	68
Accrued expenses and other liabilities	45,838
Total liabilities		$2,325,574
Net assets		$167,077,382
Net assets consist of
Paid-in capital	$116,896,419
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	37,736,749
Accumulated net realized gain (loss) on investments and foreign currency	10,681,325
Undistributed net investment income	1,762,889
Net assets		$167,077,382
Shares of beneficial interest outstanding		7,366,985

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$116,942,402	5,141,889	$22.74
Service Class	50,134,980	2,225,096	22.53

See Notes to Financial Statements

8

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Dividends	$1,310,364
Interest	1,491
Dividends from underlying affiliated funds	534
Foreign taxes withheld	(2,588)
Total investment income		$1,309,801
Expenses
Management fee	$614,657
Distribution and/or service fees	62,217
Shareholder servicing costs	2,757
Administrative services fee	15,308
Independent Trustees’ compensation	2,296
Custodian fee	12,310
Shareholder communications	8,007
Audit and tax fees	26,937
Legal fees	865
Miscellaneous	6,441
Total expenses		$751,795
Fees paid indirectly	(3)
Reduction of expenses by investment adviser	(3,170)
Net expenses		$748,622
Net investment income		$561,179
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$8,331,095
Foreign currency	(512)
Net realized gain (loss) on investments and foreign currency		$8,330,583
Change in unrealized appreciation (depreciation)
Investments	$388,355
Translation of assets and liabilities in foreign currencies	25
Net unrealized gain (loss) on investments and foreign currency translation		$388,380
Net realized and unrealized gain (loss) on investments and foreign currency		$8,718,963
Change in net assets from operations		$9,280,142

See Notes to Financial Statements

9

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$561,179	$1,204,348
Net realized gain (loss) on investments and foreign currency	8,330,583	21,912,256
Net unrealized gain (loss) on investments and foreign currency translation	388,380	22,509,699
Change in net assets from operations	$9,280,142	$45,626,303
Distributions declared to shareholders
From net investment income	$—	$(1,427,024)
Change in net assets from fund share transactions	$(9,640,315)	$(15,817,135)
Total change in net assets	$(360,173)	$28,382,144
Net assets
At beginning of period	167,437,555	139,055,411
At end of period (including undistributed net investment income of $1,762,889 and $1,201,710, respectively)	$167,077,382	$167,437,555

See Notes to Financial Statements

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MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$21.49		$16.12	$13.95	$14.23	$12.27	$9.43
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.16	$0.17	$0.11	$0.12	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	1.17		5.40	2.12	(0.25)	1.98	2.89
Total from investment operations	$1.25		$5.56	$2.29	$(0.14)	$2.10	$3.02
Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.12)	$(0.14)	$(0.14)	$(0.18)
Net asset value, end of period (x)	$22.74		$21.49	$16.12	$13.95	$14.23	$12.27
Total return (%) (k)(r)(s)(x)	5.82	(n)	34.62	16.46	(0.94)	17.22	32.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.85	0.85	0.88	0.90	0.89
Expenses after expense reductions (f)	0.84	(a)	0.85	0.85	0.87	0.86	0.85
Net investment income	0.76	(a)	0.85	1.10	0.75	0.98	1.28
Portfolio turnover	23	(n)	55	63	65	69	91
Net assets at end of period (000 omitted)	$116,942		$117,044	$97,349	$96,375	$112,121	$109,322
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A		0.84	0.85	0.87	0.85	0.85

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$21.32		$16.00	$13.84	$14.13	$12.19	$9.36
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.11	$0.13	$0.07	$0.09	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	1.16		5.36	2.11	(0.25)	1.97	2.88
Total from investment operations	$1.21		$5.47	$2.24	$(0.18)	$2.06	$2.98
Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.08)	$(0.11)	$(0.12)	$(0.15)
Net asset value, end of period (x)	$22.53		$21.32	$16.00	$13.84	$14.13	$12.19
Total return (%) (k)(r)(s)(x)	5.68	(n)	34.28	16.24	(1.25)	16.95	32.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.10	1.10	1.13	1.15	1.14
Expenses after expense reductions (f)	1.09	(a)	1.10	1.10	1.12	1.11	1.10
Net investment income	0.51	(a)	0.60	0.85	0.51	0.73	1.02
Portfolio turnover	23	(n)	55	63	65	69	91
Net assets at end of period (000 omitted)	$50,135		$50,394	$41,707	$37,337	$35,819	$33,583
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A		1.09	1.10	1.12	1.10	1.10

See Notes to Financial Statements

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MFS Core Equity Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

12

MFS Core Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Core Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of

13

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$160,155,321	$—	$—	$160,155,321
Canada	3,789,521	—	—	3,789,521
Israel	1,415,875	—	—	1,415,875
Greece	258,235	—	—	258,235
Hong Kong	254,187	—	—	254,187
United Arab Emirates	72,940	—	—	72,940
Cayman Islands	—	—	59,564	59,564
Mutual Funds	172,724	—	—	172,724
Total Investments	$166,118,803	$—	$59,564	$166,178,367

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/13	$93,352
Change in unrealized appreciation (depreciation)	(32,935)
Partial liquidation proceeds	(853)
Balance as of 6/30/14	$59,564

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2014 is $(32,935).

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

14

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The derivative instruments used by the fund were purchased options. At June 30, 2014, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Equity	$34

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Equity	$2,278

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2014, the fund did not incur any of these expenses. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2014, the fund had no short sales outstanding.

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MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $166,900 and a related liability of $170,000 for collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

16

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$1,427,024

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$128,515,378
Gross appreciation	40,918,594
Gross depreciation	(3,255,605)
Net unrealized appreciation (depreciation)	$37,662,989

As of 12/31/13
Undistributed ordinary income	1,201,710
Undistributed long-term capital gain	2,447,597
Other temporary differences	(23,120)
Net unrealized appreciation (depreciation)	37,274,634

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$1,069,194
Service Class	—	357,830
Total	$—	$1,427,024

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016. For the six months ended June 30, 2014, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced under this agreement. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $2,994, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

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Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $2,745, which equated to 0.0033% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $12.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0187% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $360 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $176, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $37,150,926 and $46,443,958, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	135,274	$2,953,619	116,021	$2,244,241
Service Class	128,288	2,727,442	390,771	7,163,432
	263,562	$5,681,061	506,792	$9,407,673
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	55,891	$1,069,194
Service Class	—	—	18,833	357,830
	—	$—	74,724	$1,427,024
Shares reacquired
Initial Class	(439,194)	$(9,533,050)	(764,376)	$(14,457,675)
Service Class	(266,992)	(5,788,326)	(652,687)	(12,194,157)
	(706,186)	$(15,321,376)	(1,417,063)	$(26,651,832)
Net change
Initial Class	(303,920)	$(6,579,431)	(592,464)	$(11,144,240)
Service Class	(138,704)	(3,060,884)	(243,083)	(4,672,895)
	(442,624)	$(9,640,315)	(835,547)	$(15,817,135)

18

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $335 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	966,711	15,023,632	(15,987,619)	2,724

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$534	$2,724

19

MFS Core Equity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

20

SEMIANNUAL REPORT

June 30, 2014

MFS® HIGH YIELD PORTFOLIO

MFS® Variable Insurance Trust II

HYS-SEM

MFS® HIGH YIELD PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS High Yield Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS High Yield Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Energy – Independent	9.4%
Metals & Mining	5.1%
Midstream	4.9%
Telecommunications – Wireless	4.9%
Medical & Health Technology & Services	4.9%

Composition including fixed income credit quality (a)(i)
BBB	2.5%
BB	36.8%
B	47.0%
CCC	12.9%
C	0.1%
D (o)	0.0%
Not Rated	0.2%
Non-Fixed Income	0.6%
Cash & Other	(0.1)%

Portfolio facts (i)
Average Duration (d)	4.4
Average Effective Maturity (m)	7.0 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

From time to time Cash & Other may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS High Yield Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.75%	$1,000.00	$1,050.96	$3.81
	Hypothetical (h)	0.75%	$1,000.00	$1,021.08	$3.76
Service Class	Actual	1.00%	$1,000.00	$1,049.92	$5.08
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 0.72%, $3.66 and $3.61 for Initial Class and 0.97%, $4.93 and $4.86 for Service Class. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

3

MFS High Yield Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 93.9%
Aerospace – 2.3%
Bombardier, Inc., 7.5%, 3/15/18 (n)	$1,790,000	$2,018,225
Bombardier, Inc., 7.75%, 3/15/20 (n)	1,265,000	1,429,640
Bombardier, Inc., 6.125%, 1/15/23 (n)	1,960,000	2,018,800
CPI International, Inc., 8.75%, 2/15/18	2,424,000	2,539,140
Gencorp, Inc., 7.125%, 3/15/21	2,625,000	2,867,813
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	3,085,000	3,370,363
TransDigm, Inc., 6%, 7/15/22 (z)	235,000	241,463
TransDigm, Inc., 6.5%, 7/15/24 (z)	980,000	1,020,425

		$15,505,869

Apparel Manufacturers – 0.4%
Hanesbrands, Inc., 6.375%, 12/15/20	$1,430,000	$1,546,178
PVH Corp., 4.5%, 12/15/22	1,030,000	1,014,550

		$2,560,728

Asset-Backed & Securitized – 0.4%
Arbor Realty Mortgage Securities, CDO, FRN, 2.527%, 4/21/38 (z)	$1,136,457	$766,983
Citigroup Commercial Mortgage Trust, FRN, 5.709%, 12/10/49 (d)(q)	2,086,863	293,855
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)	1,320,259	66,013
CWCapital Cobalt Ltd., CDO, 6.23%, 5/25/45 (a)(p)(z)	2,652,565	91,460
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.527%, 4/26/50 (a)(p)(z)	1,077,294	11
First Union National Bank Commercial Mortgage Trust, 6.75%, 10/15/32 (d)(q)	1,281,404	641,483
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36 (z)	9,235	9,449
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.217%, 2/15/51	1,550,000	1,116,189

		$2,985,443

Automotive – 2.7%
Accuride Corp., 9.5%, 8/01/18	$2,680,000	$2,823,103
Allison Transmission, Inc., 7.125%, 5/15/19 (n)	3,525,000	3,771,750
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	2,670,000	2,896,950
Goodyear Tire & Rubber Co., 7%, 5/15/22	1,220,000	1,354,200
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)	3,350,000	3,768,750
Jaguar Land Rover PLC, 5.625%, 2/01/23 (n)	955,000	1,014,688
Lear Corp., 8.125%, 3/15/20	534,000	574,718
Lear Corp., 4.75%, 1/15/23	1,060,000	1,054,700
Schaeffler Finance B.V., 6.875%, 8/15/18 (p)(n)	1,530,000	1,612,238

		$18,871,097

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – 2.8%
AMC Networks, Inc., 7.75%, 7/15/21	$1,520,000	$1,700,500
Clear Channel Communications, Inc., 9%, 3/01/21	1,614,000	1,726,980
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	650,000	693,875
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	1,595,000	1,718,613
Liberty Media Corp., 8.5%, 7/15/29	1,840,000	2,042,400
Netflix, Inc., 5.375%, 2/01/21	1,645,000	1,723,138
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	2,020,000	2,176,550
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)	635,000	626,269
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)	255,000	269,663
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)	1,250,000	1,196,875
SIRIUS XM Radio, Inc., 6%, 7/15/24 (z)	1,155,000	1,201,200
Univision Communications, Inc., 6.875%, 5/15/19 (n)	1,285,000	1,371,738
Univision Communications, Inc., 7.875%, 11/01/20 (n)	1,980,000	2,178,000
Univision Communications, Inc., 8.5%, 5/15/21 (n)	585,000	648,619
Univision Communications, Inc., 6.75%, 9/15/22 (n)	226,000	250,013

		$19,524,433

Brokerage & Asset Managers – 0.5%
E*TRADE Financial Corp., 6.75%, 6/01/16	$100,000	$108,500
E*TRADE Financial Corp., 6.375%, 11/15/19	3,120,000	3,377,400

		$3,485,900

Building – 3.5%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21 (n)	$2,720,000	$2,862,800
Building Materials Holding Corp., 6.875%, 8/15/18 (n)	1,085,000	1,125,145
Building Materials Holding Corp., 7%, 2/15/20 (n)	825,000	874,500
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	1,620,000	1,745,550
CEMEX Espana S.A., 9.25%, 5/12/20 (n)	650,000	710,938
CEMEX S.A.B. de C.V., 5.875%, 3/25/19 (n)	467,000	488,015
CEMEX S.A.B. de C.V., 9.25%, 5/12/20	1,785,000	1,952,344
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)	1,269,000	1,395,900
Gibraltar Industries, Inc., 6.25%, 2/01/21	1,475,000	1,534,000

4

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Building – continued
HD Supply, Inc., 8.125%, 4/15/19		$1,320,000	$1,450,350
HD Supply, Inc., 7.5%, 7/15/20		2,320,000	2,534,600
Headwaters, Inc., 7.25%, 1/15/19 (n)		915,000	967,613
Headwaters, Inc., 7.625%, 4/01/19		775,000	827,313
Nortek, Inc., 8.5%, 4/15/21		2,535,000	2,801,175
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)		1,787,000	1,903,155
USG Corp., 7.875%, 3/30/20 (n)		830,000	919,225

			$24,092,623

Business Services – 1.3%
Equinix, Inc., 4.875%, 4/01/20		$1,325,000	$1,358,125
Equinix, Inc., 5.375%, 4/01/23		1,070,000	1,094,075
Fidelity National Information Services, Inc., 5%, 3/15/22		2,390,000	2,512,602
Iron Mountain, Inc., 8.375%, 8/15/21		815,000	854,731
Lender Processing Services, Inc., 5.75%, 4/15/23		795,000	852,638
NeuStar, Inc., 4.5%, 1/15/23		2,310,000	1,998,150

			$8,670,321

Cable TV – 4.6%
CCO Holdings LLC, 5.25%, 9/30/22		$250,000	$253,750
CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20		2,635,000	2,852,388
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20		905,000	986,450
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		2,100,000	2,236,500
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		1,620,000	1,656,450
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		1,650,000	1,753,125
DISH DBS Corp., 6.75%, 6/01/21		1,165,000	1,328,100
DISH DBS Corp., 5%, 3/15/23		1,590,000	1,619,813
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		1,695,000	1,769,156
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		3,075,000	3,059,625
Intelsat Luxembourg S.A., 8.125%, 6/01/23		2,220,000	2,400,375
Lynx I Corp., 5.375%, 4/15/21 (n)		1,085,000	1,139,250
Lynx II Corp., 6.375%, 4/15/23 (n)		1,485,000	1,611,225
Nara Cable Funding Ltd., 8.875%, 12/01/18 (n)		360,000	384,300
Numericable Group S.A., 6%, 5/15/22 (n)		2,645,000	2,750,800
Telenet Finance Luxembourg, 6.375%, 11/15/20 (n)	EUR	1,175,000	1,717,530
Unitymedia Hessen, 5.5%, 1/15/23 (n)		$1,605,000	1,661,175
UPCB Finance III Ltd., 6.625%, 7/01/20 (n)		870,000	926,540
Ziggo Bond Co. B.V., 8%, 5/15/18 (n)	EUR	945,000	1,433,093

			$31,539,645

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – 2.9%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21	$1,628,000	$1,794,870
Celanese U.S. Holdings LLC, 4.625%, 11/15/22	965,000	969,825
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)	1,765,000	1,923,850
Hexion U.S. Finance Corp., 6.625%, 4/15/20	1,180,000	1,250,800
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18	2,010,000	2,090,400
Huntsman International LLC, 8.625%, 3/15/21	2,065,000	2,281,825
INEOS Finance PLC, 8.375%, 2/15/19 (n)	1,715,000	1,873,638
INEOS Finance PLC, 7.5%, 5/01/20 (n)	100,000	108,875
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)	1,380,000	1,428,300
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)	865,000	886,625
Taminco Global Chemical Corp., 9.75%, 3/31/20 (n)	1,995,000	2,229,413
Tronox Finance LLC, 6.375%, 8/15/20	3,285,000	3,391,763

		$20,230,184

Computer Software – 0.4%
Syniverse Holdings, Inc., 9.125%, 1/15/19	$755,000	$808,794
VeriSign, Inc., 4.625%, 5/01/23	2,090,000	2,064,711

		$2,873,505

Computer Software – Systems – 0.5%
Audatex North America, Inc., 6%, 6/15/21 (n)	$740,000	$789,950
Audatex North America, Inc., 6.125%, 11/01/23 (n)	455,000	485,713
CDW LLC/CDW Finance Corp., 8.5%, 4/01/19	1,885,000	2,040,513

		$3,316,176

Conglomerates – 2.2%
Amsted Industries Co., 5%, 3/15/22 (n)	$2,320,000	$2,320,000
BC Mountain LLC, 7%, 2/01/21 (n)	1,335,000	1,291,613
Dynacast International LLC, 9.25%, 7/15/19	1,775,000	1,952,500
Entegris, Inc., 6%, 4/01/22 (n)	2,725,000	2,806,750
Renaissance Acquisition, 6.875%, 8/15/21 (n)	3,145,000	3,302,250
Rexel S.A., 6.125%, 12/15/19 (n)	1,490,000	1,575,675
Silver II Borrower, 7.75%, 12/15/20 (n)	1,570,000	1,679,900

		$14,928,688

Construction – 0.3%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21	$1,430,000	$1,512,225
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)	807,000	829,596

		$2,341,821

5

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Consumer Products – 1.0%
Elizabeth Arden, Inc., 7.375%, 3/15/21		$2,220,000	$2,347,650
Prestige Brands, Inc., 8.125%, 2/01/20		971,000	1,082,665
Prestige Brands, Inc., 5.375%, 12/15/21 (n)		1,630,000	1,662,600
Spectrum Brands, Inc., 6.375%, 11/15/20		1,825,000	1,961,875

			$7,054,790

Consumer Services – 1.4%
ADT Corp., 6.25%, 10/15/21		$1,690,000	$1,791,400
ADT Corp., 4.125%, 6/15/23		885,000	816,413
Garda World Security Corp., 7.25%, 11/15/21 (z)		590,000	620,238
Garda World Security Corp., 7.25%, 11/15/21 (z)		1,445,000	1,519,056
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17		1,115,000	1,159,600
Monitronics International, Inc., 9.125%, 4/01/20		2,105,000	2,247,088
Service Corp. International, 7%, 6/15/17		650,000	726,375
Service Corp. International, 5.375%, 5/15/24 (n)		1,025,000	1,048,063

			$9,928,233

Containers – 3.4%
ARD Finance S.A., 11.125%, 6/01/18 (n)		$277,801	$294,052
Ardagh Packaging Finance PLC, 7%, 11/15/20 (n)		331,765	343,376
Ardagh Packaging Finance PLC, 7.375%, 10/15/17 (n)		200,000	211,060
Ardagh Packaging Finance PLC, 7.375%, 10/15/17	EUR	200,000	288,238
Ardagh Packaging Finance PLC, 7.375%, 10/15/17 (n)		$1,290,000	1,361,337
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)		200,000	221,500
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)		1,160,000	1,278,900
Ardagh Packaging Finance PLC, 6%, 6/30/21 (z)		1,365,000	1,363,294
Ball Corp., 5%, 3/15/22		1,393,000	1,427,825
Ball Corp., 4%, 11/15/23		645,000	614,363
Berry Plastics Group, Inc., 5.5%, 5/15/22		2,675,000	2,690,047
Crown American LLC, 4.5%, 1/15/23		3,580,000	3,486,920
Crown Euro Holdings S.A., 7.125%, 8/15/18	EUR	50,000	71,286
Greif, Inc., 6.75%, 2/01/17		$650,000	721,500
Greif, Inc., 7.75%, 8/01/19		1,245,000	1,431,750
Reynolds Group, 7.125%, 4/15/19		1,235,000	1,290,575
Reynolds Group, 9.875%, 8/15/19		1,320,000	1,461,900
Reynolds Group, 5.75%, 10/15/20		1,265,000	1,334,575
Reynolds Group, 8.25%, 2/15/21		1,570,000	1,707,375

Issuer	Shares/Par	Value ($)

BONDS – continued
Containers – continued
Signode Industrial Group, 6.375%, 5/01/22 (z)	$1,705,000	$1,726,313

		$23,326,186

Defense Electronics – 0.4%
Ducommun, Inc., 9.75%, 7/15/18	$2,294,000	$2,552,786

Electrical Equipment – 0.1%
CommScope Holding Company, Inc., 5%, 6/15/21 (z)	$860,000	$877,200

Electronics – 1.6%
Advanced Micro Devices, Inc., 6.75%, 3/01/19 (n)	$2,045,000	$2,180,481
Advanced Micro Devices, Inc., 7.5%, 8/15/22	735,000	792,881
Advanced Micro Devices, Inc., 7%, 7/01/24 (z)	570,000	582,113
Micron Technology, Inc., 5.875%, 2/15/22 (n)	755,000	809,738
Nokia Corp., 5.375%, 5/15/19	570,000	614,175
Nokia Corp., 6.625%, 5/15/39	900,000	976,500
NXP B.V., 5.75%, 2/15/21 (n)	1,045,000	1,098,556
NXP B.V., 5.75%, 3/15/23 (n)	1,495,000	1,571,619
Sensata Technologies B.V., 6.5%, 5/15/19 (n)	2,175,000	2,313,656

		$10,939,719

Energy – Independent – 8.7%
Antero Resources Finance Corp., 6%, 12/01/20	$1,475,000	$1,581,938
Antero Resources Finance Corp., 5.375%, 11/01/21	1,440,000	1,494,000
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22 (z)	2,030,000	2,101,050
Baytex Energy Corp., 5.125%, 6/01/21 (z)	285,000	286,781
Baytex Energy Corp., 5.625%, 6/01/24 (z)	1,460,000	1,465,475
Bill Barrett Corp., 7%, 10/15/22	1,905,000	2,019,300
BreitBurn Energy Partners LP, 8.625%, 10/15/20	1,270,000	1,397,000
BreitBurn Energy Partners LP, 7.875%, 4/15/22	2,455,000	2,657,538
Chaparral Energy, Inc., 7.625%, 11/15/22	1,885,000	2,035,800
Chesapeake Energy Corp., 5.75%, 3/15/23	665,000	738,948
Concho Resources, Inc., 6.5%, 1/15/22	2,230,000	2,458,575
Concho Resources, Inc., 5.5%, 4/01/23	2,145,000	2,305,875
Denbury Resources, Inc., 4.625%, 7/15/23	1,935,000	1,877,356
EP Energy LLC, 6.875%, 5/01/19	875,000	930,781
EP Energy LLC, 9.375%, 5/01/20	2,875,000	3,291,875
EP Energy LLC, 7.75%, 9/01/22	2,565,000	2,892,038
EPL Oil & Gas, Inc., 8.25%, 2/15/18	2,465,000	2,637,550
Halcon Resources Corp., 8.875%, 5/15/21	2,910,000	3,128,250

6

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
Harvest Operations Corp., 6.875%, 10/01/17	$1,585,000	$1,719,725
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)	605,000	644,325
Laredo Petroleum, Inc., 9.5%, 2/15/19	295,000	323,763
Laredo Petroleum, Inc., 5.625%, 1/15/22	745,000	770,144
Laredo Petroleum, Inc., 7.375%, 5/01/22	860,000	961,050
LINN Energy LLC, 8.625%, 4/15/20	1,030,000	1,112,400
LINN Energy LLC, 7.75%, 2/01/21	1,739,000	1,875,946
MEG Energy Corp., 6.5%, 3/15/21 (n)	1,315,000	1,393,900
MEG Energy Corp., 7%, 3/31/24 (n)	1,545,000	1,703,363
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	2,180,000	2,245,400
Oasis Petroleum, Inc., 6.875%, 3/15/22 (n)	2,495,000	2,719,550
Range Resources Corp., 6.75%, 8/01/20	150,000	161,250
Range Resources Corp., 5.75%, 6/01/21	250,000	270,000
Range Resources Corp., 5%, 8/15/22	2,330,000	2,469,800
Sanchez Energy Corp., 6.125%, 1/15/23 (z)	1,445,000	1,491,963
SandRidge Energy, Inc., 8.125%, 10/15/22	2,140,000	2,356,675
SM Energy Co., 6.5%, 11/15/21	2,245,000	2,430,213

		$59,949,597

Entertainment – 2.0%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$1,620,000	$1,782,000
Cedar Fair LP, 9.125%, 8/01/18	1,265,000	1,330,780
Cedar Fair LP, 5.25%, 3/15/21	1,935,000	1,993,050
Cedar Fair LP, 5.375%, 6/01/24 (n)	880,000	891,000
Cinemark USA, Inc., 5.125%, 12/15/22	1,415,000	1,448,606
Cinemark USA, Inc., 4.875%, 6/01/23	1,520,000	1,516,200
Seven Seas Cruises S. DE R.L., 9.125%, 5/15/19	2,280,000	2,488,050
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	2,200,000	2,255,000

		$13,704,686

Financial Institutions – 4.9%
Aircastle Ltd., 4.625%, 12/15/18	$1,810,000	$1,864,300
Aircastle Ltd., 5.125%, 3/15/21	880,000	910,800
Aviation Capital Group, 4.625%, 1/31/18 (n)	1,460,000	1,539,913
Aviation Capital Group, 6.75%, 4/06/21 (n)	1,285,000	1,445,529
CIT Group, Inc., 5.25%, 3/15/18	1,655,000	1,777,056
CIT Group, Inc., 6.625%, 4/01/18 (n)	1,925,000	2,160,813
CIT Group, Inc., 5.5%, 2/15/19 (n)	1,898,000	2,056,958
CIT Group, Inc., 5%, 8/15/22	3,345,000	3,462,075
Icahn Enterprises LP, 6%, 8/01/20	1,020,000	1,092,675
Icahn Enterprises LP, 5.875%, 2/01/22	2,465,000	2,582,088

Issuer	Shares/Par		Value ($)

BONDS – continued
Financial Institutions – continued
International Lease Finance Corp., 7.125%, 9/01/18 (n)		$1,619,000	$1,878,040
Nationstar Mortgage LLC/Capital Corp., 10.875%, 4/01/15		1,270,000	1,276,401
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18		1,145,000	1,179,350
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20		2,660,000	2,796,325
SLM Corp., 4.875%, 6/17/19		490,000	504,994
SLM Corp., 8%, 3/25/20		2,930,000	3,387,813
SLM Corp., 7.25%, 1/25/22		2,200,000	2,433,750
SLM Corp., 6.125%, 3/25/24		1,055,000	1,069,506

			$33,418,386

Food & Beverages – 1.4%
B&G Foods, Inc., 4.625%, 6/01/21		$1,005,000	$1,007,513
Constellation Brands, Inc., 3.75%, 5/01/21		335,000	332,906
Constellation Brands, Inc., 4.25%, 5/01/23		1,755,000	1,761,581
Darling Ingrediants, Inc., 5.375%, 1/15/22 (n)		2,110,000	2,189,125
H.J. Heinz Co., 4.25%, 10/15/20		1,710,000	1,720,688
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)		2,230,000	2,358,225

			$9,370,038

Forest & Paper Products – 0.8%
Appvion, Inc., 9%, 6/01/20 (n)		$1,680,000	$1,671,600
Smurfit Kappa Group PLC, 7.75%, 11/15/19 (n)	EUR	1,280,000	1,862,178
Tembec Industries, Inc., 11.25%, 12/15/18		$1,630,000	1,764,475

			$5,298,253

Gaming & Lodging – 2.5%
CCM Merger, Inc., 9.125%, 5/01/19 (n)		$2,095,000	$2,246,888
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)		835,000	818,300
Greektown Holdings LLC, 8.875%, 3/15/19 (n)		1,800,000	1,836,000
Hilton Worldwide Finance Co., 5.625%, 10/15/21 (n)		2,155,000	2,289,688
Isle of Capri Casinos, Inc., 8.875%, 6/15/20		795,000	852,638
Isle of Capri Casinos, Inc., 5.875%, 3/15/21		395,000	399,444
MGM Resorts International, 6.625%, 12/15/21		1,990,000	2,213,875
Pinnacle Entertainment, Inc., 8.75%, 5/15/20		1,355,000	1,476,950
Pinnacle Entertainment, Inc., 6.375%, 8/01/21		1,015,000	1,070,825
Playa Resorts Holdings B.V., 8%, 8/15/20 (n)		172,000	185,330

7

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Gaming & Lodging – continued
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21		$1,925,000	$1,920,188
Wynn Las Vegas LLC, 7.75%, 8/15/20		2,025,000	2,207,250

			$17,517,376

Health Maintenance Organizations – 0.1%
Wellcare Health Plans, Inc., 5.75%, 11/15/20		$820,000	$873,300

Industrial – 1.4%
Dematic S.A., 7.75%, 12/15/20 (n)		$2,785,000	$2,986,913
Howard Hughes Corp., 6.875%, 10/01/21 (n)		2,440,000	2,610,800
Hyva Global B.V., 8.625%, 3/24/16 (n)		1,412,000	1,461,420
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)		2,065,000	2,312,800

			$9,371,933

International Market Quasi-Sovereign – 0.4%
Eksportfinans A.S.A., 5.5%, 5/25/16		$735,000	$782,775
Eksportfinans A.S.A., 5.5%, 6/26/17		1,530,000	1,638,936

			$2,421,711

Machinery & Tools – 1.2%
H&E Equipment Services Co., 7%, 9/01/22		$2,400,000	$2,652,000
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)		2,035,000	2,075,700
RSC Equipment Rental, Inc., 8.25%, 2/01/21		1,460,000	1,624,250
United Rentals North America, Inc., 7.625%, 4/15/22		1,683,000	1,889,168

			$8,241,118

Major Banks – 1.2%
Bank of America Corp., FRN, 5.2%, 12/31/49		$2,385,000	$2,283,638
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49		2,385,000	2,432,700
RBS Capital Trust A, FRN, 2.309%, 12/29/49	EUR	50,000	68,394
Royal Bank of Scotland Group PLC, 6.99% to 10/04/17, FRN to 10/29/49 (n)		$850,000	990,250
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 8/29/49		1,850,000	2,238,500

			$8,013,482

Medical & Health Technology & Services – 4.6%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21 (z)		$440,000	$451,000
CHS/Community Health Systems, Inc., 6.875%, 2/01/22 (z)		3,585,000	3,800,100
Davita, Inc., 6.625%, 11/01/20		1,930,000	2,050,625
Davita, Inc., 5.125%, 7/15/24		1,065,000	1,071,656
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)		1,030,000	1,122,700

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – continued
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)	$1,265,000	$1,397,825
HCA, Inc., 7.25%, 9/15/20	530,000	567,763
HCA, Inc., 7.5%, 2/15/22	3,125,000	3,605,469
HCA, Inc., 5.875%, 3/15/22	1,435,000	1,555,181
HCA, Inc., 4.75%, 5/01/23	200,000	199,750
HCA, Inc., 5%, 3/15/24	1,450,000	1,470,039
HealthSouth Corp., 8.125%, 2/15/20	3,075,000	3,294,094
Lifepoint Hospitals, Inc., 5.5%, 12/01/21 (n)	2,695,000	2,823,013
Tenet Healthcare Corp., 5%, 3/01/19 (z)	1,150,000	1,165,813
Tenet Healthcare Corp., 8%, 8/01/20	2,560,000	2,774,400
Tenet Healthcare Corp., 4.5%, 4/01/21	2,530,000	2,545,813
Universal Health Services, Inc., 7.625%, 8/15/20	1,750,000	1,833,125

		$31,728,366

Medical Equipment – 0.8%
Biomet, Inc., 6.5%, 8/01/20	$1,240,000	$1,336,100
Physio-Control International, Inc., 9.875%, 1/15/19 (n)	969,000	1,070,745
Teleflex, Inc., 6.875%, 6/01/19	1,705,000	1,803,038
Teleflex, Inc., 5.25%, 6/15/24 (n)	1,330,000	1,343,300

		$5,553,183

Metals & Mining – 4.9%
ArcelorMittal S.A., 6.75%, 2/25/22	$630,000	$705,600
ArcelorMittal S.A., 7.25%, 3/01/41	1,080,000	1,147,500
Arch Coal, Inc., 8%, 1/15/19 (n)	1,070,000	1,059,300
Arch Coal, Inc., 7.25%, 10/01/20	1,185,000	882,825
Arch Coal, Inc., 7.25%, 6/15/21	250,000	182,500
Century Aluminum Co., 7.5%, 6/01/21 (n)	1,890,000	1,993,950
Commercial Metals Co., 4.875%, 5/15/23	1,743,000	1,699,425
Consol Energy, Inc., 8.25%, 4/01/20	1,835,000	1,986,378
Consol Energy, Inc., 6.375%, 3/01/21	790,000	839,375
Consol Energy, Inc., 5.875%, 4/15/22 (n)	1,250,000	1,309,375
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	3,546,000	3,705,570
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)	1,312,000	1,367,760
FMG Resources, 6.875%, 4/01/22 (n)	1,045,000	1,120,763
Fortescue Metals Group Ltd., 8.25%, 11/01/19 (n)	2,515,000	2,738,206
GrafTech International Co., 6.375%, 11/15/20	2,170,000	2,235,100
Molycorp, Inc., 10%, 6/01/20	600,000	552,000
Peabody Energy Corp., 6%, 11/15/18	1,225,000	1,277,063
Peabody Energy Corp., 6.25%, 11/15/21	725,000	722,281
Steel Dynamics, Inc., 5.25%, 4/15/23	1,385,000	1,433,475
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (z)	715,000	763,263

8

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Metals & Mining – continued
Suncoke Energy, Inc., 7.625%, 8/01/19	$1,620,000	$1,718,172
TMS International Corp., 7.625%, 10/15/21 (n)	1,570,000	1,675,975
Walter Energy, Inc., 9.5%, 10/15/19 (n)	1,035,000	1,050,525
Walter Energy, Inc., 8.5%, 4/15/21	2,095,000	1,173,200

		$33,339,581

Midstream – 4.9%
Access Midstream Partners Co., 5.875%, 4/15/21	$645,000	$690,150
Access Midstream Partners Co., 4.875%, 5/15/23	2,885,000	3,040,069
AmeriGas Finance LLC, 6.75%, 5/20/20	3,070,000	3,330,950
Atlas Pipeline Partners LP/Atlas Pipeline, 4.75%, 11/15/21	660,000	646,800
Atlas Pipeline Partners LP/Atlas Pipeline, 5.875%, 8/01/23	2,035,000	2,070,613
Crestwood Midstream Partners LP, 6%, 12/15/20	1,945,000	2,042,250
Crestwood Midstream Partners LP, 6.125%, 3/01/22 (n)	905,000	952,513
El Paso Corp., 8.05%, 10/15/30	1,010,000	1,100,900
El Paso Corp., 7.75%, 1/15/32	3,725,000	4,078,875
Energy Transfer Equity LP, 7.5%, 10/15/20	2,105,000	2,431,275
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	1,040,000	1,085,500
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22 (n)	2,570,000	2,685,650
MarkWest Energy Partners LP, 5.5%, 2/15/23	1,805,000	1,922,325
MarkWest Energy Partners LP, 4.5%, 7/15/23	1,108,000	1,130,160
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	2,020,000	2,136,150
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	2,180,000	2,272,650
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24 (z)	1,055,000	1,099,838
Summit Mid Holdings LLC, 7.5%, 7/01/21	570,000	621,300

		$33,337,968

Network & Telecom – 1.8%
Centurylink, Inc., 6.45%, 6/15/21	$1,120,000	$1,215,200
Centurylink, Inc., 6.75%, 12/01/23	585,000	639,113
Centurylink, Inc., 7.65%, 3/15/42	1,970,000	1,965,075
Citizens Communications Co., 9%, 8/15/31	2,165,000	2,332,788
Frontier Communications Corp., 8.125%, 10/01/18	495,000	579,150
Telecom Italia Capital, 6%, 9/30/34	730,000	731,825
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)	1,930,000	1,937,238
TW Telecom Holdings, Inc., 5.375%, 10/01/22	1,295,000	1,416,406

Issuer	Shares/Par		Value ($)

BONDS – continued
Network & Telecom – continued
TW Telecom Holdings, Inc., 5.375%, 10/01/22		$600,000	$656,250
Windstream Corp., 7.75%, 10/15/20		935,000	1,013,306

			$12,486,351

Oil Services – 1.4%
Bristow Group, Inc., 6.25%, 10/15/22		$2,588,000	$2,782,100
Pacific Drilling S.A., 5.375%, 6/01/20 (n)		2,480,000	2,430,400
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)		1,640,000	1,722,000
Unit Corp., 6.625%, 5/15/21		2,405,000	2,567,338

			$9,501,838

Other Banks & Diversified Financials – 0.5%
Groupe BPCE S.A., 12.5% to 8/6/09, FRN to 8/29/49 (n)		$2,447,000	$3,352,390

Pharmaceuticals – 1.5%
Capsugel FinanceCo. SCA, 9.875%, 8/01/19 (n)	EUR	760,000	$1,121,424
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (z)		$2,745,000	2,964,600
Salix Pharmaceuticals Ltd., 6%, 1/15/21 (n)		1,050,000	1,126,125
Valeant Pharmaceuticals International, Inc., 6.75%, 10/01/17 (n)		100,000	104,250
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)		3,035,000	3,224,688
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		1,135,000	1,225,800
Vantage Point Imaging, 7.5%, 7/15/21 (n)		320,000	354,400

			$10,121,287

Precious Metals & Minerals – 0.5%
Aurico Gold, Inc., 7.75%, 4/01/20 (z)		$730,000	$722,700
Eldorado Gold Corp., 6.125%, 12/15/20 (n)		1,480,000	1,494,800
IAMGOLD Corp., 6.75%, 10/01/20 (n)		1,394,000	1,289,450

			$3,506,950

Printing & Publishing – 0.8%
American Media, Inc., 13.5%, 6/15/18 (z)		$194,964	$205,687
Gannett Co., Inc., 6.375%, 10/15/23 (n)		1,390,000	1,483,825
Gannett Co., Inc., 5.125%, 7/15/20 (n)		935,000	959,544
Lamar Media Corp., 5%, 5/01/23		1,620,000	1,630,125
Nielsen Finance LLC, 5%, 4/15/22 (n)		1,335,000	1,345,013

			$5,624,194

Railroad & Shipping – 0.2%
Watco Cos. LLC, 6.375%, 4/01/23 (n)		$1,580,000	$1,611,600

9

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – Healthcare – 0.9%
Aviv Healthcare Properties LP/Aviv Healthcare, 6%, 10/15/21	$1,835,000	$1,945,100
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21	2,340,000	2,550,600
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	1,380,000	1,480,050

		$5,975,750

Real Estate – Other – 1.3%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19	$1,355,000	$1,424,444
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	2,935,000	3,067,075
ERP Properties, REIT, 7.75%, 7/15/20	1,520,000	1,811,319
ERP Properties, REIT, 5.75%, 8/15/22	550,000	597,553
Felcor Lodging LP, REIT, 5.625%, 3/01/23	2,225,000	2,291,750

		$9,192,141

Retailers – 1.8%
Best Buy Co., Inc., 5.5%, 3/15/21	$2,680,000	$2,747,000
Bon Ton Stores, Inc., 8%, 6/15/21	1,505,000	1,433,513
Burlington Coat Factory Warehouse Corp., 10%, 2/15/19	1,570,000	1,713,263
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (p)(n)	1,695,000	1,733,138
Limited Brands, Inc., 7%, 5/01/20	580,000	666,275
Limited Brands, Inc., 6.95%, 3/01/33	735,000	769,913
Rite Aid Corp., 9.25%, 3/15/20	2,395,000	2,730,300
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	585,000	633,263

		$12,426,665

Specialty Chemicals – 0.3%
Chemtura Corp., 5.75%, 7/15/21	$1,950,000	$2,023,125

Specialty Stores – 0.7%
Group 1 Automotive, Inc., 5%, 6/01/22 (n)	$1,640,000	$1,640,000
Men’s Wearhouse, Inc., 7%, 7/01/22 (z)	730,000	755,550
Michaels Stores, Inc., 7.75%, 11/01/18	865,000	914,738
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	1,440,000	1,472,400

		$4,782,688

Telecommunications – Wireless – 4.8%
Crown Castle International Corp., 4.875%, 4/15/22	$725,000	$749,469
Crown Castle International Corp., 5.25%, 1/15/23	1,710,000	1,782,675
Digicel Group Ltd., 8.25%, 9/01/17 (n)	2,550,000	2,623,440
Digicel Group Ltd., 8.25%, 9/30/20 (n)	765,000	833,850
Digicel Group Ltd., 6%, 4/15/21 (n)	785,000	810,513
Digicel Group Ltd., 7.125%, 4/01/22 (n)	1,102,000	1,148,835
Eileme 2 AB, 11.625%, 1/31/20 (n)	1,690,000	2,019,550
Sprint Capital Corp., 6.875%, 11/15/28	1,915,000	1,934,150

Issuer	Shares/Par	Value ($)

BONDS – continued
Telecommunications – Wireless – continued
Sprint Corp., 7.875%, 9/15/23 (n)	$1,745,000	$1,941,313
Sprint Corp., 7.125%, 6/15/24 (n)	1,885,000	1,998,100
Sprint Nextel Corp., 9%, 11/15/18 (n)	590,000	715,375
Sprint Nextel Corp., 6%, 11/15/22	1,985,000	2,024,700
Sprint Nextel Corp., 8.75%, 3/15/32	500,000	577,500
T-Mobile USA, Inc., 6.125%, 1/15/22	300,000	318,375
T-Mobile USA, Inc., 6.5%, 1/15/24	920,000	983,250
T-Mobile USA, Inc., 6.25%, 4/01/21	3,455,000	3,670,938
T-Mobile USA, Inc., 6.633%, 4/28/21	1,185,000	1,282,763
Wind Acquisition Finance S.A., 7.25%, 2/15/18 (n)	3,210,000	3,391,365
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	1,900,000	1,914,250
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (z)	2,245,000	2,396,538

		$33,116,949

Telephone Services – 0.4%
Cogent Communications Group, Inc., 8.375%, 2/15/18 (n)	$790,000	$843,325
Level 3 Financing, Inc., 9.375%, 4/01/19	1,435,000	1,574,913
Level 3 Financing, Inc., 8.625%, 7/15/20	460,000	515,200

		$2,933,438

Tobacco – 0.2%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	$1,095,000	$1,070,592

Transportation – Services – 2.5%
Aguila American Resources Ltd., 7.875%, 1/31/18 (n)	$2,560,000	$2,700,800
Avis Budget Car Rental LLC, 9.75%, 3/15/20	313,000	354,473
Ceva Group PLC, 7%, 3/01/21 (z)	438,000	450,045
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (n)	2,850,000	3,135,000
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	2,060,000	2,152,700
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	2,165,000	2,229,950
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)	377,000	392,080
Stena AB, 7%, 2/01/24 (n)	3,205,000	3,413,325
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)	1,405,000	1,426,075
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	1,170,000	1,266,525

		$17,520,973

Utilities – Electric Power – 1.8%
AES Corp., 7.75%, 10/15/15	$99,000	$106,178
AES Corp., 7.375%, 7/01/21	1,190,000	1,392,300
Calpine Corp., 7.875%, 7/31/20 (n)	1,818,000	1,972,530
Calpine Corp., 6%, 1/15/22 (n)	305,000	328,638

10

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bond – continued
Utilities – Electric Power – continued
Covanta Holding Corp., 7.25%, 12/01/20	$1,570,000	$1,711,300
Covanta Holding Corp., 6.375%, 10/01/22	400,000	434,000
InterGen N.V., 7%, 6/30/23 (n)	1,255,000	1,295,788
NRG Energy, Inc., 8.25%, 9/01/20	1,645,000	1,797,163
NRG Energy, Inc., 6.25%, 7/15/22 (n)	910,000	969,150
NRG Energy, Inc., 6.625%, 3/15/23	2,385,000	2,581,763

		$12,588,810

Total Bonds (Identified Cost, $630,410,739)		$645,580,066

FLOATING RATE LOANS (g)(r) – 4.2%
Aerospace – 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20 (o)	$1,677,432	$1,669,673

Building – 0.3%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/20 (o)	$1,258,424	$1,254,295
HD Supply, Inc., Term Loan B, 6/28/18 (o)	1,122,915	1,122,514

		$2,376,809

Cable TV – 0.2%
Cequel Communications LLC, Term Loan, 3.5%, 2/14/19	$1,120,104	$1,119,824

Conglomerates – 0.5%
Entegris, Inc., Term Loan B, 3.5%, 4/30/21	$1,917,749	$1,903,366
Silver II U.S. Holdings LLC, Term Loan, 4%, 12/13/19	1,351,541	1,346,473

		$3,249,839

Consumer Services – 0.2%
Realogy Corp., Term Loan B, 4.25%, 3/05/20	$1,357,341	$1,359,463

Containers – 0.1%
Berry Plastics Group, Inc., Term Loan E, 1/06/21 (o)	$1,042,587	$1,038,677

Electronics – 0.2%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21	$1,611,548	$1,616,716

Energy – Independent – 0.5%
American Energy – Permian Basin, LLC, Term Loan, 6/16/19 (o)	$1,185,000	$1,185,000
American Energy Permian Basin 1st Lien Term Loan, 6/16/20 (o)	1,185,000	1,185,000
MEG Energy Corp., Term Loan, 3.75%, 3/31/20	1,105,395	1,106,185

		$3,476,185

Entertainment – 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$975,215	$978,862

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
Food & Beverages – 0.1%
H.J. Heinz Co., Term Loan B2, 3.5%, 6/05/20	$663,929	$668,491

Gaming & Lodging – 0.3%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/25/20	$1,982,729	$1,978,516

Medical & Health Technology & Services – 0.2%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/16/21	$341,948	$343,979
Davita Healthcare Partners, Inc., Term Loan B, 6/24/21	713,831	717,146

		$1,061,125

Metals & Mining – 0.2%
FMG Resources Ltd., Term Loan B, 4.25%, 6/30/19	$1,104,151	$1,104,765

Printing & Publishing – 0.2%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/21	$1,319,425	$1,313,652

Retailers – 0.1%
Rite Aid Corp., Term Loan, 4.87%, 6/21/21	$428,335	$432,752

Specialty Stores – 0.2%
Men’s Warehouse, Inc., Term Loan B, 4.5%, 6/18/21 (o)	$1,499,230	$1,503,353

Transportation – Services – 0.3%
Commercial Barge Line Co., Term Loan, 7.5%, 9/20/19	$1,963,969	$1,971,333

Utilities – Electric Power – 0.3%
Calpine Construction Finance Co., Term Loan B1, 3%, 5/03/20	$2,326,059	$2,282,862

Total Floating Rate Loans (Identified Cost, $29,232,548)		$29,202,897

PREFERRED STOCKS – 0.3%
Other Banks & Diversified Financials – 0.3%
Ally Financial, Inc., 7% (z)	874	$876,212
GMAC Capital Trust I, 8.125%	48,300	1,318,590

Total Preferred Stocks (Identified Cost, $2,038,572)		$2,194,802

CONVERTIBLE BONDS – 0.2%
Network & Telecom – 0.2%
Nortel Networks Corp., 2.125%, 4/15/14 (a)(d) (Identified Cost, $1,211,362)	$1,225,000	$1,238,781

COMMON STOCKS – 0.1%
Automotive – 0.0%
Accuride Corp. (a)	42,065	$205,698

Printing & Publishing – 0.1%
American Media Operations, Inc. (a)	49,961	$280,781

Total Common Stocks (Identified Cost, $1,382,062)		$486,479

11

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS – 1.6%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	10,771,559	$10,771,559

Total Investments (Identified Cost, $675,046,842)		$689,474,584

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(2,127,592)

Net Assets – 100.0%		$687,346,992

(a)	Non-income producing security.

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $232,384,848, representing 33.8% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19	$82,631	$—
Schaeffler Finance B.V., 6.875%, 8/15/18	—	—
Total	$82,631	$—

(q)	Interest received was less than stated coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Advanced Micro Devices, Inc., 7%, 7/01/24	6/02/14	$570,000	$582,113
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	819,375	876,212
American Media, Inc., 13.5%, 6/15/18	12/22/10	196,974	205,687
Arbor Realty Mortgage Securities, CDO, FRN, 2.527%, 4/21/38	12/20/05	1,136,457	766,983
Ardagh Packaging Finance PLC, 6%, 6/30/21	6/20/14-6/24/14	1,374,925	1,363,294
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22	4/16/14-5/13/14	2,058,395	2,101,050
Aurico Gold, Inc., 7.75%, 4/01/20	6/27/14	731,825	722,700
Baytex Energy Corp., 5.125%, 6/01/21	5/29/14	285,000	286,781
Baytex Energy Corp., 5.625%, 6/01/24	5/29/14-6/05/14	1,468,780	1,465,475
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	6/15/14	440,000	451,000
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	1/15/14-4/24/14	3,691,835	3,800,100
CWCapital Cobalt Ltd., CDO, 6.23%, 5/25/45	3/20/06-8/16/13	2,246,631	91,460
CWCapital Cobalt Ltd., CDO, “F”, FRN, 0%, 4/26/50	4/12/06	1,077,733	11
Ceva Group PLC, 7%, 3/01/21	3/13/14-4/7/14	448,645	450,045
CommScope Holding Company, Inc., 5%, 6/15/21	5/15/14-5/16/14	860,359	877,200
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22	5/06/14-6/2/14	2,998,743	2,964,600
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36	1/20/11-2/14/11	9,006	9,449

12

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
Garda World Security Corp., 7.25%, 11/15/21	5/21/14-5/22/14	$625,047	$620,238
Garda World Security Corp., 7.25%, 11/15/21	4/24/14	1,519,486	1,519,056
Men’s Wearhouse, Inc., 7%, 7/01/22	6/11/14-6/20/14	754,817	755,550
SIRIUS XM Radio, Inc., 6%, 7/15/24	5/02/13-1/7/14	1,170,976	1,201,200
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	5/13/14	1,055,000	1,099,838
Sanchez Energy Corp., 6.125%, 1/15/23	6/13/14-6/20/14	1,471,727	1,491,963
Signode Industrial Group, 6.375%, 5/01/22	4/7/14-4/25/14	1,719,529	1,726,313
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20	4/29/14	751,726	763,263
Tenet Healthcare Corp., 5%, 3/01/19	3/05/14-6/11/14	1,160,616	1,165,813
TransDigm, Inc., 6%, 7/15/22	5/20/14	235,000	241,463
TransDigm, Inc., 6.5%, 7/15/24	5/20/14-5/21/14	984,874	1,020,425
Wind Acquisition Finance S.A., 7.375%, 4/23/21	4/08/14	2,245,000	2,396,538
Total Restricted Securities			$31,015,820
% of Net assets			4.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 6/30/14

Forward Foreign Currency Exchange Contracts at 6/30/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Credit Suisse Group	5,210,711	7/11/14	$7,192,788	$7,135,270	$57,518

Futures Contracts Outstanding at 6/30/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	56	$7,009,625	September - 2014	$29,525

Swap Agreements at 6/30/14

Expiration	Currency	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/17	USD	4,752,000	Goldman Sachs International (a)	5.00% (fixed rate)	(1)	$446,520

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the Markit CDX North American High Yield Index, a B+ rated credit default index. The fund entered into the agreement to manage market/sector exposure.

13

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

(a)	Net unamortized premiums paid by the fund amounted to $148,205.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At June 30, 2014, the fund had cash collateral of $72,800 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

14

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $664,275,283)	$678,703,025
Underlying affiliated funds, at cost and value	10,771,559
Total investments, at value (identified cost, $675,046,842)	$689,474,584
Cash	1,355,629
Restricted cash	72,800
Foreign currency, at value (identified cost, $417)	418
Receivables for
Forward foreign currency exchange contracts	57,518
Investments sold	6,156,251
Fund shares sold	3,462
Interest	11,057,032
Swaps, at value (net unamortized premiums paid, $148,205)	446,520
Other assets	3,106
Total assets		$708,627,320
Liabilities
Payables for
Daily variation margin on open futures contracts	$4,375
Investments purchased	19,852,882
Fund shares reacquired	1,276,782
Payable to affiliates
Investment adviser	44,656
Shareholder servicing costs	370
Distribution and/or service fees	2,657
Payable for independent Trustees’ compensation	119
Accrued expenses and other liabilities	98,487
Total liabilities		$21,280,328
Net assets		$687,346,992
Net assets consist of
Paid-in capital	$665,941,550
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	14,813,214
Accumulated net realized gain (loss) on investments and foreign currency	(47,001,360)
Undistributed net investment income	53,593,588
Net assets		$687,346,992
Shares of beneficial interest outstanding		104,387,350

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$590,488,472	89,523,109	$6.60
Service Class	96,858,520	14,864,241	6.52

See Notes to Financial Statements

15

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Interest	$21,752,641
Dividends	79,645
Dividends from underlying affiliated funds	4,334
Total investment income		$21,836,620
Expenses
Management fee	$2,417,973
Distribution and/or service fees	123,450
Shareholder servicing costs	15,431
Administrative services fee	45,870
Independent Trustees’ compensation	7,790
Custodian fee	38,282
Shareholder communications	38,152
Audit and tax fees	37,581
Legal fees	4,035
Miscellaneous	15,129
Total expenses		$2,743,693
Fees paid indirectly	(239)
Reduction of expenses by investment adviser	(26,754)
Net expenses		$2,716,700
Net investment income		$19,119,920
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$9,549,847
Futures contracts	(114,664)
Swap agreements	54,255
Foreign currency	(206,331)
Net realized gain (loss) on investments and foreign currency		$9,283,107
Change in unrealized appreciation (depreciation)
Investments	$5,460,730
Futures contracts	29,525
Swap agreements	(18,018)
Translation of assets and liabilities in foreign currencies	247,001
Net unrealized gain (loss) on investments and foreign currency translation		$5,719,238
Net realized and unrealized gain (loss) on investments and foreign currency		$15,002,345
Change in net assets from operations		$34,122,265

See Notes to Financial Statements

16

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$19,119,920	$32,196,425
Net realized gain (loss) on investments and foreign currency	9,283,107	14,791,354
Net unrealized gain (loss) on investments and foreign currency translation	5,719,238	(8,037,754)
Change in net assets from operations	$34,122,265	$38,950,025
Distributions declared to shareholders
From net investment income	$—	$(17,013,351)
Change in net assets from fund share transactions	$(50,384,937)	$202,347,725
Total change in net assets	$(16,262,672)	$224,284,399
Net assets
At beginning of period	703,609,664	479,325,265
At end of period (including undistributed net investment income of $53,593,588 and $34,473,668, respectively)	$687,346,992	$703,609,664

See Notes to Financial Statements

17

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$6.28		$6.05	$5.64	$5.96	$5.67	$4.25
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.36	$0.40	$0.41	$0.42	$0.44
Net realized and unrealized gain (loss) on investments and foreign currency	0.14		0.02	0.42	(0.18)	0.42	1.49
Total from investment operations	$0.32		$0.38	$0.82	$0.23	$0.84	$1.93
Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.41)	$(0.55)	$(0.55)	$(0.51)
Net asset value, end of period (x)	$6.60		$6.28	$6.05	$5.64	$5.96	$5.67
Total return (%) (k)(r)(s)(x)	5.10	(n)	6.42	14.91	4.13	15.53	50.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	(a)	0.76	0.81	0.86	0.88	0.87
Expenses after expense reductions (f)	0.75	(a)	0.75	0.79	0.81	0.83	0.82
Net investment income	5.57	(a)	5.79	6.65	6.97	7.42	9.21
Portfolio turnover	28	(n)	52	48	57	62	58
Net assets at end of period (000 omitted)	$590,488		$600,994	$368,899	$145,773	$122,666	$121,416

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$6.21		$5.99	$5.59	$5.91	$5.63	$4.21
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.34	$0.38	$0.40	$0.41	$0.43
Net realized and unrealized gain (loss) on investments and foreign currency	0.14		0.02	0.41	(0.19)	0.40	1.49
Total from investment operations	$0.31		$0.36	$0.79	$0.21	$0.81	$1.92
Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.39)	$(0.53)	$(0.53)	$(0.50)
Net asset value, end of period (x)	$6.52		$6.21	$5.99	$5.59	$5.91	$5.63
Total return (%) (k)(r)(s)(x)	4.99	(n)	6.10	14.54	3.86	15.17	49.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.01	1.06	1.11	1.13	1.12
Expenses after expense reductions (f)	1.00	(a)	1.00	1.04	1.06	1.08	1.07
Net investment income	5.32	(a)	5.56	6.46	6.73	7.18	9.01
Portfolio turnover	28	(n)	52	48	57	62	58
Net assets at end of period (000 omitted)	$96,859		$102,616	$110,426	$83,400	$101,189	$108,217

See Notes to Financial Statements

18

MFS High Yield Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

19

MFS High Yield Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS High Yield Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

20

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,524,288	$876,212	$280,781	$2,681,281
Non-U.S. Sovereign Debt	—	2,421,711	—	2,421,711
Municipal Bonds	—	1,070,592	—	1,070,592
U.S. Corporate Bonds	—	508,153,444	—	508,153,444
Commercial Mortgage-Backed Securities	—	2,051,528	—	2,051,528
Asset-Backed Securities (including CDOs)	—	933,917	—	933,917
Foreign Bonds	—	132,187,655	—	132,187,655
Floating Rate Loans	—	29,202,897	—	29,202,897
Mutual Funds	10,771,559	—	—	10,771,559
Total Investments	$12,295,847	$676,897,956	$280,781	$689,474,584

Other Financial Instruments
Futures Contracts	$29,525	$—	$—	$29,525
Swap Agreements	—	446,520	—	446,520
Forward Foreign Currency Exchange Contracts	—	57,518	—	57,518

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/13	$244,309
Change in unrealized appreciation (depreciation)	36,472
Balance as of 6/30/14	$280,781

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2014 is $36,472.

21

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Interest Rate	Interest Rate Futures	$29,525
Foreign Exchange	Forward Foreign Currency Exchange	57,518
Credit	Credit Default Swaps	446,520
Total		$533,563

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Interest Rate	$(114,664)	$—	$—	$—
Foreign Exchange	—	—	(203,276)	—
Equity	—	—	—	(98,065)
Credit	—	54,255	—	—
Total	$(114,664)	$54,255	$(203,276)	$(98,065)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$29,525	$—	$—
Foreign Exchange	—	—	249,101
Credit	—	(18,018)	—
Total	$29,525	$(18,018)	$249,101

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of

22

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

23

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Effective June 10, 2013, certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the swap agreement is novated to a central counterparty (the “clearinghouse”) immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. For uncleared swaps, that risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. Although not covered by an ISDA Master Agreement, the fund’s counterparty risk due to cleared swaps is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At June 30, 2014, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement. For uncleared swaps, counterparty risk is reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the

24

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

fund’s exposure to the counterparty under such ISDA Master Agreement. For cleared swaps, the fund’s counterparty risk is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$17,013,351

25

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$678,001,728
Gross appreciation	22,165,154
Gross depreciation	(10,692,298)
Net unrealized appreciation (depreciation)	$11,472,856

As of 12/31/13
Undistributed ordinary income	34,697,011
Capital loss carryforwards	(52,946,429)
Other temporary differences	(104,379)
Net unrealized appreciation (depreciation)	5,636,974

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2013 the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/15	$(10,983,737)
12/31/16	(30,768,220)
12/31/17	(11,194,472)
Total	$(52,946,429)

The availability of $18,508,585 of the capital loss carryforwards, which were acquired on August 16, 2013 in connection with the MFS High Income Series merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$14,745,171
Service Class	—	2,268,180
Total	$—	$17,013,351

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.70%
Average daily net assets in excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $12,621, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.75% of average daily net assets for the Initial Class shares and 1.00% of average daily net assets for the

26

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

Service Class shares. This written agreement will expire on July 31, 2014. For the six months ended June 30, 2014, this reduction amounted to $13,393 and is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2014, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.72% of average daily net assets for the Initial Class shares and 0.97% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $15,199, which equated to 0.0044% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $232.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0133% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,382 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $740, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $191,778,833 and $213,738,306, respectively.

27

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,617,329	$10,386,259	6,128,557	$37,619,278
Service Class	411,421	2,621,403	2,045,810	12,424,302
	2,028,750	$13,007,662	8,174,367	$50,043,580
Shares issued in connection with acquisition of MFS High Income Series
Initial Class			40,398,005	$250,063,649
Service Class			857,657	5,248,862
			41,255,662	$255,312,511
Shares issued to shareholders in reinvestment of distributions
Initial Class			2,453,439	$14,745,171
Service Class			381,207	2,268,180
			2,834,646	$17,013,351
Shares reacquired
Initial Class	(7,798,404)	$(50,236,315)	(14,297,350)	$(88,123,651)
Service Class	(2,067,340)	(13,156,284)	(5,214,014)	(31,898,066)
	(9,865,744)	$(63,392,599)	(19,511,364)	$(120,021,717)
Net change
Initial Class	(6,181,075)	$(39,850,056)	34,682,651	$214,304,447
Service Class	(1,655,919)	(10,534,881)	(1,929,340)	(11,956,722)
	(7,836,994)	$(50,384,937)	32,753,311	$202,347,725

The fund is one of several mutual funds in which certain of the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Fund, and the MFS Growth Allocation Portfolio were the owners of record of approximately 16%, 6%, and 4%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $1,432 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,453,869	95,544,232	(91,226,542)	10,771,559

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,334	$10,771,559

28

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

(8)	Acquisitions

At close of business on August 16, 2013, the fund with net assets of approximately $449,129,071, acquired all of the assets and liabilities of MFS High Income Series, a series of MFS Variable Insurance Trust. The purpose of the transaction was to provide shareholders of MFS High Income Series the opportunity to participate in a larger combined portfolio with an identical investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 41,255,662 shares of the fund (valued at approximately $255,312,511) for all of the assets and liabilities of MFS High Income Series. MFS High Income Series then distributed the shares of the fund that MFS High Income Series received from the fund to its shareholders. MFS High Income Series’ investments on that date were valued at approximately $253,346,986 with a cost basis of approximately $254,786,054. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from MFS High Income Series were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

29

MFS High Yield Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

30

SEMIANNUAL REPORT

June 30, 2014

MFS® VALUE PORTFOLIO

MFS® Variable Insurance Trust II

EIS-SEM

MFS® VALUE PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Value Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	4.1%
Johnson & Johnson	3.7%
Philip Morris International, Inc.	3.6%
Wells Fargo & Co.	3.3%
Pfizer, Inc.	2.8%
Exxon Mobil Corp.	2.3%
Lockheed Martin Corp.	2.2%
Accenture PLC, “A”	2.1%
3M Co.	2.0%
MetLife, Inc.	2.0%

Equity sectors
Financial Services	24.9%
Health Care	14.1%
Consumer Staples	12.4%
Industrial Goods & Services	10.7%
Leisure	7.5%
Energy	6.5%
Retailing	4.5%
Basic Materials	4.0%
Utilities & Communications	3.3%
Technology	3.2%
Special Products & Services	3.1%
Autos & Housing	2.5%
Transportation	2.2%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.81%	$1,000.00	$1,046.92	$4.11
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
Service Class	Actual	1.06%	$1,000.00	$1,046.24	$5.38
	Hypothetical (h)	1.06%	$1,000.00	$1,019.54	$5.31

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.8%
Aerospace – 6.7%
Honeywell International, Inc.	67,072	$6,234,342
Lockheed Martin Corp.	45,741	7,351,951
Northrop Grumman Corp.	22,492	2,690,718
United Technologies Corp.	57,829	6,676,358

		$22,953,369

Alcoholic Beverages – 1.5%
Diageo PLC	164,620	$5,257,094

Automotive – 1.9%
Delphi Automotive PLC	33,881	$2,328,980
General Motors Co.	18,650	676,995
Johnson Controls, Inc.	70,485	3,519,316

		$6,525,291

Broadcasting – 3.8%
Omnicom Group, Inc.	54,124	$3,854,711
Time Warner, Inc.	30,580	2,148,245
Time, Inc. (a)	3,823	92,593
Viacom, Inc., “B”	32,255	2,797,476
Walt Disney Co.	48,257	4,137,555

		$13,030,580

Brokerage & Asset Managers – 2.8%
BlackRock, Inc.	9,715	$3,104,914
Franklin Resources, Inc.	80,513	4,656,872
NASDAQ OMX Group, Inc.	49,824	1,924,203

		$9,685,989

Business Services – 3.1%
Accenture PLC, “A”	88,871	$7,184,332
Fidelity National Information Services, Inc.	24,876	1,361,712
Fiserv, Inc. (a)	31,132	1,877,882

		$10,423,926

Cable TV – 1.1%
Comcast Corp., “Special A”	71,732	$3,825,468

Chemicals – 3.4%
3M Co.	48,301	$6,918,635
PPG Industries, Inc.	22,675	4,765,151

		$11,683,786

Computer Software – 1.3%
Oracle Corp.	107,973	$4,376,146

Computer Software – Systems – 1.8%
International Business Machines Corp.	32,946	$5,972,121

Construction – 0.6%
Stanley Black & Decker, Inc.	24,783	$2,176,443

Consumer Products – 0.5%
Procter & Gamble Co.	21,455	$1,686,148

Containers – 0.5%
Crown Holdings, Inc. (a)	34,905	$1,736,873

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 2.6%
Danaher Corp.	54,708	$4,307,161
Pentair PLC	12,656	912,751
Tyco International Ltd.	77,603	3,538,697

		$8,758,609

Electronics – 0.2%
Texas Instruments, Inc.	10,769	$514,651

Energy – Independent – 2.4%
Apache Corp.	17,926	$1,803,714
EOG Resources, Inc.	13,621	1,591,750
Occidental Petroleum Corp.	47,227	4,846,907

		$8,242,371

Energy – Integrated – 4.1%
Chevron Corp.	46,600	$6,083,630
Exxon Mobil Corp.	77,004	7,752,763

		$13,836,393

Food & Beverages – 4.9%
Dr Pepper Snapple Group, Inc.	30,265	$1,772,924
General Mills, Inc.	96,943	5,093,385
Groupe Danone	37,947	2,818,356
Kellogg Co.	15,743	1,034,315
Nestle S.A.	78,088	6,049,442

		$16,768,422

Food & Drug Stores – 1.8%
CVS Caremark Corp.	81,055	$6,109,115

General Merchandise – 1.5%
Kohl’s Corp.	15,054	$793,045
Target Corp.	76,342	4,424,019

		$5,217,064

Insurance – 7.5%
ACE Ltd.	34,994	$3,628,878
Aon PLC	36,856	3,320,357
Chubb Corp.	26,477	2,440,385
MetLife, Inc.	122,191	6,788,932
Prudential Financial, Inc.	39,927	3,544,320
Travelers Cos., Inc.	62,515	5,880,786

		$25,603,658

Leisure & Toys – 0.8%
Hasbro, Inc.	29,076	$1,542,482
Mattel, Inc.	26,009	1,013,571

		$2,556,053

Machinery & Tools – 1.3%
Eaton Corp. PLC	39,230	$3,027,771
Illinois Tool Works, Inc.	17,093	1,496,663

		$4,524,434

4

MFS Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 12.3%
Bank of New York Mellon Corp.	138,148	$5,177,787
Goldman Sachs Group, Inc.	35,447	5,935,246
JPMorgan Chase & Co.	243,480	14,029,318
PNC Financial Services Group, Inc.	28,595	2,546,385
State Street Corp.	43,324	2,913,972
Wells Fargo & Co.	214,458	11,271,912

		$41,874,620

Medical & Health Technology & Services – 1.0%
Express Scripts Holding Co. (a)	44,028	$3,052,461
Quest Diagnostics, Inc.	7,116	417,638

		$3,470,099

Medical Equipment – 4.9%
Abbott Laboratories	96,196	$3,934,416
Covidien PLC	32,403	2,922,103
Medtronic, Inc.	63,949	4,077,388
St. Jude Medical, Inc.	36,935	2,557,749
Thermo Fisher Scientific, Inc.	26,497	3,126,646

		$16,618,302

Other Banks & Diversified Financials – 2.2%
Citigroup, Inc.	16,916	$796,744
U.S. Bancorp	134,469	5,825,197
Western Union Co.	55,225	957,602

		$7,579,543

Pharmaceuticals – 8.2%
Johnson & Johnson	119,216	$12,472,378
Merck & Co., Inc.	60,266	3,486,388
Novartis AG	12,128	1,098,194
Pfizer, Inc.	325,298	9,654,845
Roche Holding AG	3,452	1,029,605
Zoetis, Inc.	2,916	94,099

		$27,835,509

Printing & Publishing – 0.7%
McGraw-Hill Cos., Inc.	17,310	$1,437,249
Moody’s Corp.	12,197	1,069,189

		$2,506,438

Railroad & Shipping – 0.7%
Canadian National Railway Co.	36,107	$2,347,677

Restaurants – 1.1%
McDonald’s Corp.	35,737	$3,600,145

Specialty Chemicals – 0.1%
Valspar Corp.	4,217	$321,293

Specialty Stores – 1.2%
Advance Auto Parts, Inc.	15,125	$2,040,665
Bed Bath & Beyond, Inc. (a)	12,532	719,086
Staples, Inc.	109,721	1,189,376

		$3,949,127

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 0.6%
Vodafone Group PLC	581,479	$1,940,529

Telephone Services – 2.4%
AT&T, Inc.	55,360	$1,957,530
Verizon Communications, Inc.	125,704	6,150,697

		$8,108,227

Tobacco – 5.4%
Altria Group, Inc.	39,912	$1,673,909
Imperial Tobacco Group PLC	16,213	729,744
Lorillard, Inc.	63,170	3,851,475
Philip Morris International, Inc.	144,316	12,167,282

		$18,422,410

Trucking – 1.6%
United Parcel Service, Inc., “B”	52,057	$5,344,172

Utilities – Electric Power – 0.3%
Duke Energy Corp.	15,359	$1,139,483

Total Common Stocks (Identified Cost, $209,555,775)		$336,521,578

CONVERTIBLE PREFERRED STOCKS – 0.1%
Aerospace – 0.1%
United Technologies Corp., 7.5% (Identified Cost, $272,500)	5,450	$355,286

MONEY MARKET FUNDS – 1.0%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	3,378,999	$3,378,999

Total Investments (Identified Cost, $213,207,274)		$340,255,863

OTHER ASSETS, LESS LIABILITIES – 0.1%		284,010

Net Assets – 100.0%		$340,539,873

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $209,828,275)	$336,876,864
Underlying affiliated funds, at cost and value	3,378,999
Total investments, at value (identified cost, $213,207,274)	$340,255,863
Cash	601
Receivables for
Investments sold	106,555
Fund shares sold	1,793
Interest and dividends	580,477
Other assets	1,666
Total assets		$340,946,955
Liabilities
Payable to custodian	$106,507
Payable for fund shares reacquired	213,246
Payable to affiliates
Investment adviser	27,090
Shareholder servicing costs	138
Distribution and/or service fees	5,381
Payable for independent Trustees’ compensation	171
Accrued expenses and other liabilities	54,549
Total liabilities		$407,082
Net assets		$340,539,873
Net assets consist of
Paid-in capital	$167,964,976
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	127,051,762
Accumulated net realized gain (loss) on investments and foreign currency	35,895,670
Undistributed net investment income	9,627,465
Net assets		$340,539,873
Shares of beneficial interest outstanding		19,203,734

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$144,177,924	8,076,068	$17.85
Service Class	196,361,949	11,127,666	17.65

See Notes to Financial Statements

6

MFS Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Dividends	$6,223,019
Interest	5,725
Dividends from underlying affiliated funds	1,015
Foreign taxes withheld	(53,657)
Total investment income		$6,176,102
Expenses
Management fee	$1,265,275
Distribution and/or service fees	245,838
Shareholder servicing costs	5,699
Administrative services fee	25,372
Independent Trustees’ compensation	4,640
Custodian fee	22,375
Shareholder communications	10,277
Audit and tax fees	25,886
Legal fees	1,860
Miscellaneous	7,206
Total expenses		$1,614,428
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(6,532)
Net expenses		$1,607,895
Net investment income		$4,568,207
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$13,553,927
Foreign currency	2,615
Net realized gain (loss) on investments and foreign currency		$13,556,542
Change in unrealized appreciation (depreciation)
Investments	$(2,889,170)
Translation of assets and liabilities in foreign currencies	113
Net unrealized gain (loss) on investments and foreign currency translation		$(2,889,057)
Net realized and unrealized gain (loss) on investments and foreign currency		$10,667,485
Change in net assets from operations		$15,235,692

See Notes to Financial Statements

7

MFS Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$4,568,207	$5,068,395
Net realized gain (loss) on investments and foreign currency	13,556,542	25,036,666
Net unrealized gain (loss) on investments and foreign currency translation	(2,889,057)	72,392,250
Change in net assets from operations	$15,235,692	$102,497,311
Distributions declared to shareholders
From net investment income	$—	$(9,171,101)
From net realized gain on investments	—	(19,390,491)
Total distributions declared to shareholders	$—	$(28,561,592)
Change in net assets from fund share transactions	$(26,672,967)	$(35,728,842)
Total change in net assets	$(11,437,275)	$38,206,877
Net assets
At beginning of period	351,977,148	313,770,271
At end of period (including undistributed net investment income of $9,627,465 and $5,059,258, respectively)	$340,539,873	$351,977,148

See Notes to Financial Statements

8

MFS Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011		2010	2009
	(unaudited)
Net asset value, beginning of period	$17.05		$13.73	$12.64	$13.91		$12.64	$10.70
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.26	$0.26	$0.24		$0.20	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.56		4.48	1.76	(0.31)		1.25	1.92
Total from investment operations	$0.80		$4.74	$2.02	$(0.07)		$1.45	$2.14
Less distributions declared to shareholders
From net investment income	$—		$(0.47)	$(0.26)	$(0.23)		$(0.18)	$(0.20)
From net realized gain on investments	—		(0.95)	(0.67)	(0.97)		—	—
Total distributions declared to shareholders	$—		$(1.42)	$(0.93)	$(1.20)		$(0.18)	$(0.20)
Net asset value, end of period (x)	$17.85		$17.05	$13.73	$12.64		$13.91	$12.64
Total return (%) (k)(r)(s)(x)	4.69	(n)	35.86	16.22	(0.00	)(w)	11.51	20.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.81	0.80	0.82		0.84	0.85
Expenses after expense reductions (f)	0.81	(a)	0.81	0.80	N/A		N/A	N/A
Net investment income	2.85	(a)	1.64	1.93	1.81		1.59	1.98
Portfolio turnover	6	(n)	15	15	22		34	27
Net assets at end of period (000 omitted)	$144,178		$145,503	$120,665	$307,523		$298,799	$268,001

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011		2010	2009
	(unaudited)
Net asset value, beginning of period	$16.87		$13.60	$12.52	$13.79		$12.54	$10.61
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.22	$0.23	$0.21		$0.17	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	0.56		4.43	1.74	(0.31)		1.23	1.91
Total from investment operations	$0.78		$4.65	$1.97	$(0.10)		$1.40	$2.10
Less distributions declared to shareholders
From net investment income	$—		$(0.43)	$(0.22)	$(0.20)		$(0.15)	$(0.17)
From net realized gain on investments	—		(0.95)	(0.67)	(0.97)		—	—
Total distributions declared to shareholders	$—		$(1.38)	$(0.89)	$(1.17)		$(0.15)	$(0.17)
Net asset value, end of period (x)	$17.65		$16.87	$13.60	$12.52		$13.79	$12.54
Total return (%) (k)(r)(s)(x)	4.62	(n)	35.48	15.97	(0.29)		11.22	20.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.06	1.05	1.07		1.09	1.10
Expenses after expense reductions (f)	1.06	(a)	1.06	1.05	N/A		N/A	N/A
Net investment income	2.60	(a)	1.40	1.73	1.54		1.33	1.73
Portfolio turnover	6	(n)	15	15	22		34	27
Net assets at end of period (000 omitted)	$196,362		$206,474	$193,106	$203,924		$232,425	$228,388
See Notes to Financial Statements

9

MFS Value Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Total return was less than 0.01%.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ

11

MFS Value Portfolio

Notes to Financial Statements (unaudited) – continued

depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$336,876,864	$—	$—	$336,876,864
Mutual Funds	3,378,999	—	—	3,378,999
Total Investments	$340,255,863	$—	$—	$340,255,863

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2014, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

12

MFS Value Portfolio

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$12,308,431
Long-term capital gains	16,253,161
Total distributions	$28,561,592

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$213,926,214
Gross appreciation	127,401,567
Gross depreciation	(1,071,918)
Net unrealized appreciation (depreciation)	$126,329,649

As of 12/31/13
Undistributed ordinary income	5,856,795
Undistributed long-term capital gain	23,625,142
Capital loss carryforwards	(1,364,177)
Other temporary differences	2,626
Net unrealized appreciation (depreciation)	129,218,819

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/15	$(1,249,508)
12/31/16	(114,669)
Total	$(1,364,177)

13

MFS Value Portfolio

Notes to Financial Statements (unaudited) – continued

The availability of $1,364,177 of the capital loss carryforwards, which were acquired on June 26, 2009 in connection with the MFS Strategic Value Portfolio and on December 4, 2009 in connection with the MFS Mid Cap Value Portfolio mergers, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/14	Year ended 12/31/13	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$3,863,307	$—	$7,737,612
Service Class	—	5,307,794	—	11,652,879
Total	$—	$9,171,101	$—	$19,390,491

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $6,170, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2014, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $5,654, which equated to 0.0034% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $45.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0150% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly

14

MFS Value Portfolio

Notes to Financial Statements (unaudited) – continued

to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Company LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $740 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $362, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other short-term obligations, aggregated $20,845,482 and $45,114,004, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	319,402	$5,450,414	555,676	$8,743,578
Service Class	113,280	1,893,698	308,335	4,833,574
	432,682	$7,344,112	864,011	$13,577,152
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	766,243	$11,600,919
Service Class	—	—	1,130,711	16,960,673
	—	$—	1,896,954	$28,561,592
Shares reacquired
Initial Class	(779,591)	$(13,284,107)	(1,576,179)	$(24,846,242)
Service Class	(1,225,203)	(20,732,972)	(3,403,361)	(53,021,344)
	(2,004,794)	$(34,017,079)	(4,979,540)	$(77,867,586)
Net change
Initial Class	(460,189)	$(7,833,693)	(254,260)	$(4,501,745)
Service Class	(1,111,923)	(18,839,274)	(1,964,315)	(31,227,097)
	(1,572,112)	$(26,672,967)	(2,218,575)	$(35,728,842)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $708 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

15

MFS Value Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Insitutional Money Market Portfolio	2,939,332	27,391,640	(26,951,973)	3,378,999

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Insitutional Money Market Portfolio	$—	$—	$1,015	$3,378,999

(8)	Subsequent Event

On April 8, 2014, the Board of Trustees of the fund approved a proposed Agreement and Plan of Reorganization, whereby MFS Value Portfolio, a series of MFS Variable Insurance Trust II, would be reorganized into MFS Value Series, a series of MFS Variable Insurance Trust. The Agreement and Plan of Reorganization provides for the transfer of the assets of the MFS Value Portfolio to the MFS Value Series and the assumption by the MFS Value Series of the liabilities of the MFS Value Portfolio in exchange solely for shares of beneficial interest in the MFS Value Series. Immediately following the transfer, the MFS Value Series shares received by the MFS Value Portfolio will be distributed to shareholders, pro rata, and the MFS Value Portfolio will be liquidated and terminated. On July 31, 2014, shareholders of the MFS Value Portfolio approved the Agreement and Plan of Reorganization. The reorganization occurred as of the close of business on August 8, 2014.

16

MFS Value Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2014

MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust II

WTS-SEM

MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Tactical Allocation Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

MFS Global Tactical Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)	Tactical Overlay (b)	Net Market Exposure (c)
Fixed Income	U.S.	16.1%	10.6%	26.7%
	Europe ex-U.K.	22.3%	(5.1)%	17.2%
	United Kingdom	3.2%	3.9%	7.1%
	North America ex-U.S.	3.1%	1.8%	4.9%
	Emerging Markets	3.0%	0.0%	3.0%
	Asia/Pacific ex-Japan	2.8%	(1.9)%	0.9%
	Developed - Middle East/Africa	0.1%	0.0%	0.1%
	Japan	7.2%	(12.9)%	(5.7)%
	Total	57.8%	(3.6)%	54.2%
Equity	Europe ex-U.K.	7.3%	7.4%	14.7%
	U.S. Large Cap	17.8%	(4.5)%	13.3%
	Emerging Markets	0.4%	7.0%	7.4%
	United Kingdom	4.2%	0.0%	4.2%
	Japan	4.7%	(3.9)%	0.8%
	North America ex-U.S.	0.7%	0.0%	0.7%
	Asia/Pacific ex-Japan	0.4%	(0.1)%	0.3%
	U.S. Small/Mid Cap	0.7%	(5.3)%	(4.6)%
	Total	36.2%	0.6%	36.8%
Real Estate-related	Non-U.S.	0.7%	0.0%	0.7%
	U.S.	0.3%	0.0%	0.3%
	Total	1.0%	0.0%	1.0%
Cash	Cash & Equivalents (d)	1.9%	0.8%	2.7%
	Derivative Offsets (e)	2.1%	3.2%	5.3%
	Total	4.0%	4.0%	8.0%
	Total Net Exposure summary	99.0%	1.0%	100.0%

Strategic Allocation Targets & Net Exposure Ranges
Asset Class	Target (w)	Ranges (z)
Equities	35%	0 to 70%
Fixed Income, Cash and Cash Equivalents	65%	30 to 100%

Top ten holdings (c)
US Treasury Note 10 yr Future SEP 2014	8.6%
FTSE/MIB Index Future SEP 2014	4.0%
United Kingdom Gilt Bond Future SEP 2014	3.9%
IBEX 35 Index Future JUL 2014	3.6%
S&P 500 Index Option DEC 2014	(3.6)%
NIKKEI 225 Index Future SEP 2014	(3.9)%
ASX SPI 200 Index Future SEP 2014	(4.1)%
Russell 2000 Index Future SEP 2014	(4.7)%
German Euro Bund Future SEP 2014	(5.1)%
Japanese Government Bond 10 yr Future SEP 2014	(12.9)%

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.

MFS Global Tactical Allocation Portfolio

Portfolio Composition – continued

(d)	Cash & Equivalents includes cash, other assets (excluding interest receivables) less liabilities, short term securities, and the unrealized gain or loss in connection with all forward currency exchange contracts.
(e)	Derivative Offsets represent the offsetting of the leverage produced by the fund’s derivative positions.
(w)	The strategic asset class allocations have been selected for investment over longer time periods. The actual strategic asset class weightings can deviate due to market movements and cash flows.
(z)	The fund’s net exposures to the asset classes referenced will normally fall within theses ranges after taking into account the tactical overlay.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

MFS Global Tactical Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.75%	$1,000.00	$1,044.44	$3.80
	Hypothetical (h)	0.75%	$1,000.00	$1,021.08	$3.76
Service Class	Actual	1.00%	$1,000.00	$1,043.15	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MFS Global Tactical Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 36.7%
Aerospace – 2.0%
Cobham PLC	427,885	$2,286,919
Honeywell International, Inc.	51,050	4,745,099
Lockheed Martin Corp.	44,090	7,086,586
Northrop Grumman Corp.	17,880	2,138,984
United Technologies Corp.	42,420	4,897,389

		$21,154,977

Alcoholic Beverages – 0.9%
Heineken N.V.	68,044	$4,885,043
Pernod Ricard S.A.	39,857	4,786,333

		$9,671,376

Automotive – 0.4%
Johnson Controls, Inc.	49,360	$2,464,545
USS Co. Ltd.	115,500	1,971,270

		$4,435,815

Broadcasting – 1.1%
Fuji Television Network, Inc.	74,100	$1,287,360
Nippon Television Holdings, Inc.	79,800	1,383,237
Omnicom Group, Inc.	39,670	2,825,297
Viacom, Inc., “B”	22,670	1,966,169
Walt Disney Co.	46,610	3,996,341

		$11,458,404

Brokerage & Asset Managers – 0.6%
BlackRock, Inc.	9,010	$2,879,596
Computershare Ltd.	95,053	1,118,585
Daiwa Securities Group, Inc.	174,000	1,506,322
Franklin Resources, Inc.	15,973	923,878

		$6,428,381

Business Services – 2.0%
Accenture PLC, “A”	71,390	$5,771,168
Amadeus IT Holding S.A.	101,583	4,189,621
Bunzl PLC	116,803	3,242,323
Compass Group PLC	300,230	5,225,484
Nomura Research, Inc.	85,200	2,682,869

		$21,111,465

Cable TV – 0.5%
Comcast Corp., “Special A”	87,750	$4,679,708

Chemicals – 1.2%
3M Co.	40,699	$5,829,725
Givaudan S.A.	1,708	2,848,593
PPG Industries, Inc.	16,056	3,374,168

		$12,052,486

Computer Software – 0.3%
Oracle Corp.	89,540	$3,629,056

Computer Software – Systems – 0.7%
Canon, Inc.	69,700	$2,267,718
International Business Machines Corp.	25,009	4,533,381

		$6,801,099

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.4%
Geberit AG	5,976	$2,097,800
Stanley Black & Decker, Inc.	17,730	1,557,049

		$3,654,849

Consumer Products – 2.0%
Henkel KGaA, IPS	48,695	$5,629,630
Kao Corp.	190,200	7,485,587
KOSE Corp.	27,700	1,058,181
Procter & Gamble Co.	40,320	3,168,749
Reckitt Benckiser Group PLC	46,360	4,046,365

		$21,388,512

Containers – 0.3%
Brambles Ltd.	297,416	$2,577,320
Crown Holdings, Inc. (a)	16,230	807,605

		$3,384,925

Electrical Equipment – 1.0%
Danaher Corp.	34,060	$2,681,544
Legrand S.A.	56,842	3,478,002
Pentair PLC	9,575	690,549
Spectris PLC	34,091	1,295,222
Tyco International Ltd.	60,210	2,745,576

		$10,890,893

Electronics – 0.8%
Halma PLC	153,921	$1,552,863
Hirose Electric Co. Ltd.	15,100	2,243,275
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	191,318	4,092,292

		$7,888,430

Energy – Independent – 0.5%
Cairn Energy PLC (a)	255,876	$875,812
Occidental Petroleum Corp.	38,010	3,900,966

		$4,776,778

Energy – Integrated – 1.7%
Chevron Corp.	24,445	$3,191,295
Exxon Mobil Corp.	61,230	6,164,636
Royal Dutch Shell PLC, “A”	146,386	6,058,946
Suncor Energy, Inc.	57,719	2,461,192

		$17,876,069

Food & Beverages – 1.8%
General Mills, Inc.	64,890	$3,409,321
Groupe Danone	98,095	7,285,599
Nestle S.A.	100,168	7,759,970

		$18,454,890

Food & Drug Stores – 0.8%
CVS Caremark Corp.	77,410	$5,834,392
Lawson, Inc.	28,000	2,100,587

		$7,934,979

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – 0.3%
Target Corp.	54,680	$3,168,706

Insurance – 2.4%
ACE Ltd.	19,060	$1,976,522
Aon PLC	32,160	2,897,294
Fairfax Financial Holdings Ltd.	4,809	2,281,441
Hiscox Ltd.	126,503	1,530,635
ING Groep N.V. (a)	205,711	2,890,038
MetLife, Inc.	81,370	4,520,917
Prudential Financial, Inc.	29,050	2,578,769
Travelers Cos., Inc.	44,870	4,220,921
Zurich Insurance Group AG	6,935	2,090,354

		$24,986,891

Leisure & Toys – 0.1%
Hasbro, Inc.	25,450	$1,350,123

Machinery & Tools – 0.2%
Glory Ltd.	28,700	$934,900
Neopost S.A.	21,980	1,646,318

		$2,581,218

Major Banks – 2.9%
Bank of New York Mellon Corp.	98,821	$3,703,811
Goldman Sachs Group, Inc.	17,528	2,934,888
HSBC Holdings PLC	364,851	3,702,103
JPMorgan Chase & Co.	121,110	6,978,358
State Street Corp.	44,670	3,004,504
Sumitomo Mitsui Financial Group, Inc.	26,900	1,126,930
Toronto-Dominion Bank	23,714	1,220,758
Wells Fargo & Co.	150,280	7,898,717

		$30,570,069

Medical & Health Technology & Services – 0.2%
Kobayashi Pharmaceutical Co. Ltd.	27,000	$1,713,736

Medical Equipment – 0.8%
Abbott Laboratories	84,390	$3,451,551
Medtronic, Inc.	56,580	3,607,541
St. Jude Medical, Inc.	25,490	1,765,183

		$8,824,275

Network & Telecom – 0.4%
Ericsson, Inc., “B”	379,721	$4,589,125

Other Banks & Diversified Financials – 0.6%
DnB NOR A.S.A.	139,128	$2,544,921
Hachijuni Bank Ltd.	95,000	587,977
North Pacific Bank Ltd.	82,700	356,744
U.S. Bancorp	69,904	3,028,241

		$6,517,883

Pharmaceuticals – 4.0%
Bayer AG	39,047	$5,515,128
GlaxoSmithKline PLC	266,043	7,120,985
Johnson & Johnson	86,984	9,100,266
Novartis AG	74,570	6,752,335
Pfizer, Inc.	225,850	6,703,228
Roche Holding AG	18,190	5,425,412

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – continued
Santen Pharmaceutical Co. Ltd.	27,900	$1,569,814

		$42,187,168

Printing & Publishing – 0.2%
Moody’s Corp.	20,160	$1,767,226

Railroad & Shipping – 0.1%
Canadian National Railway Co.	17,810	$1,158,006

Real Estate – 0.5%
Deutsche Wohnen AG	246,073	$5,306,928

Restaurants – 0.3%
McDonald’s Corp.	35,172	$3,543,227

Specialty Stores – 0.1%
Esprit Holdings Ltd.	697,200	$989,523

Telecommunications – Wireless – 1.2%
KDDI Corp.	158,400	$9,661,454
Vodafone Group PLC	851,260	2,840,850

		$12,502,304

Telephone Services – 0.8%
TDC A.S.	172,094	$1,781,040
Verizon Communications, Inc.	133,558	6,534,993

		$8,316,033

Tobacco – 1.9%
British American Tobacco PLC	79,531	$4,733,883
Japan Tobacco, Inc.	135,200	4,928,618
Lorillard, Inc.	47,220	2,879,003
Philip Morris International, Inc.	83,416	7,032,803

		$19,574,307

Trucking – 0.7%
United Parcel Service, Inc., “B”	30,420	$3,122,917
Yamato Holdings Co. Ltd.	214,200	4,438,140

		$7,561,057

Total Common Stocks (Identified Cost, $252,856,664)		$384,880,897

BONDS – 59.5%
Asset-Backed & Securitized – 2.0%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	$1,729,018	$1,881,071
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 12/11/49	426,499	434,304
CWCapital LLC, 5.223%, 8/15/48	2,216,984	2,366,852
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36 (z)	4,790	4,901
Goldman Sachs Mortgage Securities Corp., FRN, 5.997%, 8/10/45	3,477,834	3,851,224
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.99%, 6/15/49	1,230,759	1,256,745

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.145%, 2/15/51		$608,501	$609,600
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.99%, 6/15/49		2,310,000	2,540,233
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.032%, 6/12/50		1,619,831	1,627,535
Merrill Lynch Mortgage Trust, FRN, 6.032%, 6/12/50		3,310,000	3,697,949
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 6/12/50		2,460,000	2,715,456

			$20,985,870

Automotive – 0.6%
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)		$917,000	$925,304
Delphi Corp., 5%, 2/15/23		71,000	76,325
FCE Bank PLC, 1.875%, 5/12/16	EUR	500,000	699,041
Ford Motor Credit Co. LLC, 1.7%, 5/09/16		$1,247,000	1,262,878
RCI Banque S.A., 4.25%, 4/27/17	EUR	650,000	969,289
TRW Automotive, Inc., 4.5%, 3/01/21 (n)		$337,000	355,535
TRW Automotive, Inc., 4.45%, 12/01/23 (n)		768,000	787,200
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/49	EUR	615,000	887,468

			$5,963,040

Biotechnology – 0.1%
Life Technologies Corp., 6%, 3/01/20		$850,000	$993,468

Broadcasting – 0.3%
Discovery Communications, Inc., 4.875%, 4/01/43		$1,030,000	$1,038,734
Grupo Televisa S.A.B., 5%, 5/13/45		551,000	552,096
Myriad International Holdings B.V., 6%, 7/18/20 (n)		950,000	1,047,375
Vivendi S.A., 4%, 3/31/17	EUR	600,000	895,468

			$3,533,673

Building – 0.3%
CRH Finance Ltd., 3.125%, 4/03/23	EUR	500,000	$743,456
Holcim Finance Luxembourg S.A., 3%, 1/22/24	EUR	300,000	439,562
Holcim GB Finance Ltd., 8.75%, 4/24/17	GBP	300,000	601,550
Mohawk Industries, Inc., 6.125%, 1/15/16		$717,000	771,671
Owens Corning, Inc., 6.5%, 12/01/16		220,000	245,356
Owens Corning, Inc., 4.2%, 12/15/22		558,000	572,976

			$3,374,571

Issuer	Shares/Par		Value ($)

BONDS – continued
Business Services – 0.1%
Fidelity National Information Services, Inc., 5%, 3/15/22		$717,000	$753,781
Tencent Holdings Ltd., 3.375%, 5/02/19 (n)		234,000	239,235

			$993,016

Cable TV – 0.4%
Comcast Corp., 4.65%, 7/15/42		$898,000	$931,037
Cox Communications, Inc., 3.25%, 12/15/22 (n)		498,000	487,668
NBCUniversal Media LLC, 5.15%, 4/30/20		1,166,000	1,338,036
Shaw Communications, Inc., 5.65%, 10/01/19	CAD	755,000	805,286
Time Warner Cable, Inc., 5.75%, 6/02/31	GBP	350,000	679,794
Time Warner Cable, Inc., 5.25%, 7/15/42	GBP	100,000	184,013

			$4,425,834

Chemicals – 0.3%
CF Industries, Inc., 5.15%, 3/15/34		$604,000	$643,471
Dow Chemical Co., 8.55%, 5/15/19		930,000	1,195,300
FMC Corp., 4.1%, 2/01/24		642,000	670,563
LyondellBasell Industries N.V., 5%, 4/15/19		903,000	1,018,562

			$3,527,896

Computer Software – 0.1%
Oracle Corp., 3.4%, 7/08/24		$752,000	$750,293

Conglomerates – 0.2%
Roper Industries, Inc., 1.85%, 11/15/17		$511,000	$515,255
Siemens Financierings N.V., 5.25% to 9/14/16, FRN to 9/14/66	EUR	450,000	665,172
Siemens Financierings N.V., 6.125% to 9/14/16, FRN to 9/14/66	GBP	300,000	551,926

			$1,732,353

Consumer Products – 0.3%
Newell Rubbermaid, Inc., 4.7%, 8/15/20		$850,000	$921,076
Prosegur Compania de Seguridad S.A., 2.75%, 4/02/18	EUR	600,000	864,919
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)		$1,077,000	1,103,203

			$2,889,198

Defense Electronics – 0.1%
BAE Systems PLC, 4.125%, 6/08/22	GBP	550,000	$969,192

Electronics – 0.1%
Tyco Electronics Group S.A., 2.375%, 12/17/18		$778,000	$784,089

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Emerging Market Quasi-Sovereign – 0.5%
Comision Federal de Electricidad, 4.875%, 1/15/24		$669,000	$714,158
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)		1,163,000	1,235,688
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (n)		474,000	494,221
Empresa Nacional del Petroleo, 6.25%, 7/08/19		619,000	705,560
Pemex Project Funding Master Trust, 5.75%, 3/01/18		1,003,000	1,130,883
Petroleos Mexicanos, 5.5%, 1/21/21		664,000	745,340

			$5,025,850

Emerging Market Sovereign – 1.4%
Notas do Tesouro Nacional, 10%, 1/01/23	BRL	21,564,000	$8,752,641
Republic of Colombia, 6.125%, 1/18/41		$1,241,000	1,486,098
Republic of Peru, 7.35%, 7/21/25		900,000	1,192,500
United Mexican States, 8.5%, 5/31/29	MXN	31,700,000	2,984,882

			$14,416,121

Energy – Independent – 0.0%
Continental Resources, Inc., 4.9%, 6/01/44 (n)		$227,000	$234,558

Energy – Integrated – 0.2%
BG Energy Capital PLC, FRN, 6.5%, 11/30/72	EUR	550,000	$850,079
Eni S.p.A., 4%, 6/29/20	EUR	450,000	707,542
Repsol International Finance B.V., 3.625%, 10/07/21	EUR	600,000	922,649

			$2,480,270

Financial Institutions – 0.2%
General Electric Capital Corp., 3.1%, 1/09/23		$1,328,000	$1,317,575
International Lease Finance Corp., 7.125%, 9/01/18 (n)		859,000	996,440

			$2,314,015

Food & Beverages – 0.4%
Coca-Cola HBC Finance B.V., 4.25%, 11/16/16	EUR	550,000	$811,896
Conagra Foods, Inc., 3.2%, 1/25/23		$1,365,000	1,315,677
Tyson Foods, Inc., 6.6%, 4/01/16		1,382,000	1,513,799
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		409,000	419,384

			$4,060,756

Forest & Paper Products – 0.2%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)		$1,090,000	$1,258,127
Packaging Corp. of America, 3.9%, 6/15/22		717,000	736,419

			$1,994,546

Issuer	Shares/Par		Value ($)

BONDS – continued
Gaming & Lodging – 0.1%
Wyndham Worldwide Corp., 2.5%, 3/01/18		$742,000	$753,330
Wyndham Worldwide Corp., 5.625%, 3/01/21		400,000	450,828

			$1,204,158

Insurance – 0.6%
American International Group, Inc., 4.875%, 6/01/22		$434,000	$483,286
American International Group, Inc., 4.875% to 3/15/17, FRN to 3/15/67	EUR	900,000	1,287,827
Assicurazioni Generali S.p.A., 7.75% to 2022, FRN to 12/12/42	EUR	300,000	514,515
Aviva PLC, 5.7% to 9/29/15, FRN to 9/29/49	EUR	570,000	806,843
CNP Assurances S.A., 6% to 9/14/20, FRN to 9/14/40	EUR	600,000	940,093
Delta Lloyd N.V., FRN, 9%, 8/29/42	EUR	650,000	1,190,435
UnumProvident Corp., 6.85%, 11/15/15 (n)		$1,243,000	1,336,409

			$6,559,408

Insurance – Property & Casualty – 0.4%
Amlin PLC, 6.5% to 12/19/16, FRN to 12/19/26	GBP	300,000	$540,694
AXIS Capital Holdings Ltd., 5.75%, 12/01/14		$320,000	326,808
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67		1,010,000	1,122,363
Clerical Medical Finance PLC, 4.25% to 6/24/15, FRN to 6/24/49	EUR	750,000	1,038,477
CNA Financial Corp., 3.95%, 5/15/24		$452,000	466,396
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18		505,000	516,146
QBE Capital Funding III Ltd., 7.5% to 5/24/21, FRN to 5/24/41	GBP	400,000	761,774

			$4,772,658

International Market Quasi-Sovereign – 0.8%
Electricite de France S.A., 6% to 1/29/26, FRN to 12/29/49	GBP	500,000	$911,320
Electricite de France, FRN, 5.25%, 1/29/49 (n)		$1,497,000	1,527,135
ESB Finance Ltd., 4.375%, 11/21/19	EUR	600,000	949,305
Statoil A.S.A., 4.25%, 11/23/41		$1,260,000	1,270,205
Statoil A.S.A., FRN, 0.513%, 5/15/18		759,000	759,331
Temasek Financial I Ltd., 2.375%, 1/23/23 (n)		2,880,000	2,754,688

			$8,171,984

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – 30.9%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	16,690,000	$18,145,088
Federal Republic of Germany, 3.25%, 7/04/21(f)	EUR	9,144,000	14,705,651
Federal Republic of Germany, 6.25%, 1/04/30	EUR	3,684,000	8,031,857
Federal Republic of Germany, 2.5%, 7/04/44	EUR	1,751,000	2,570,467
Government of Canada, 4.5%, 6/01/15	CAD	6,370,000	6,159,627
Government of Canada, 4.25%, 6/01/18	CAD	8,927,000	9,274,024
Government of Canada, 3.25%, 6/01/21	CAD	4,357,000	4,455,773
Government of Canada, 5.75%, 6/01/33	CAD	3,810,000	5,190,391
Government of Japan, 2%, 3/20/52	JPY	175,000,000	1,836,679
Government of Japan, 1.1%, 6/20/20	JPY	3,052,050,000	31,698,298
Government of Japan, 2.1%, 9/20/24	JPY	2,005,050,000	22,749,089
Government of Japan, 2.2%, 9/20/27	JPY	1,073,450,000	12,410,525
Government of Japan, 2.4%, 3/20/37	JPY	579,200,000	6,664,828
Government of New Zealand, 5%, 3/15/19	NZD	7,656,000	6,958,806
Government of Norway, 3.75%, 5/25/21	NOK	10,443,000	1,885,527
Kingdom of Belgium, 4.25%, 9/28/21	EUR	6,809,000	11,384,857
Kingdom of Belgium, 4%, 3/28/32	EUR	2,302,000	3,859,518
Kingdom of Denmark, 3%, 11/15/21	DKK	13,962,000	2,943,768
Kingdom of Spain, 5.4%, 1/31/23	EUR	1,934,000	3,252,896
Kingdom of Spain, 5.5%, 7/30/17	EUR	3,870,000	6,045,477
Kingdom of Spain, 4.6%, 7/30/19	EUR	7,497,000	11,897,882
Kingdom of Sweden, 5%, 12/01/20	SEK	45,950,000	8,447,199
Kingdom of Sweden, 3.5%, 6/01/22	SEK	13,530,000	2,324,291
Kingdom of the Netherlands, 3.5%, 7/15/20	EUR	11,968,000	19,088,231
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	2,010,000	3,965,664
Republic of Austria, 4.65%, 1/15/18	EUR	4,163,000	6,582,819
Republic of Austria, 1.75%, 10/20/23	EUR	7,146,000	10,097,162
Republic of France, 2.5%, 10/25/20	EUR	2,688,000	4,057,168
Republic of France, 6%, 10/25/25	EUR	2,483,000	4,864,314
Republic of France, 4.75%, 4/25/35	EUR	4,473,000	8,391,698
Republic of Iceland, 4.875%, 6/16/16 (n)		$4,712,000	4,948,354
Republic of Ireland, 5.4%, 3/13/25	EUR	1,813,000	3,145,628
Republic of Italy, 5.25%, 8/01/17	EUR	10,934,000	16,940,289
Republic of Italy, 3.75%, 3/01/21	EUR	14,228,000	21,654,693

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
United Kingdom Treasury, 5%, 3/07/18	GBP	3,669,000	$7,032,684
United Kingdom Treasury, 8%, 6/07/21	GBP	2,536,000	5,920,561
United Kingdom Treasury, 4.25%, 3/07/36	GBP	2,259,000	4,412,148

			$323,993,931

Major Banks – 3.3%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)		$1,415,000	$1,518,253
ABN AMRO North America Finance, Inc., 7.125%, 7/06/22	EUR	450,000	792,248
Banco Santander U.S. Debt S.A.U., 3.781%, 10/07/15 (n)		$1,300,000	1,342,809
Bank of America Corp., 7.625%, 6/01/19		690,000	852,275
Bank of America Corp., 4.1%, 7/24/23		500,000	518,934
Bank of America Corp., 4.125%, 1/22/24		757,000	780,462
Barclays Bank PLC, 6%, 1/14/21	EUR	673,000	1,097,050
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/23	GBP	350,000	655,277
BBVA Senior Finance S.A., 3.25%, 3/21/16	EUR	500,000	713,207
Credit Agricole S.A., 7.375%, 12/18/23	GBP	300,000	633,216
Credit Agricole S.A., 7.875% to 10/26/19, FRN to 10/26/49	EUR	550,000	903,738
Credit Suisse Group AG, 6.5%, 8/08/23 (n)		$1,160,000	1,287,600
Goldman Sachs Group, Inc., 5.75%, 1/24/22		1,486,000	1,719,575
HSBC Bank PLC, FRN, 0.863%, 5/15/18 (n)		1,833,000	1,849,867
HSBC USA, Inc., 4.875%, 8/24/20		1,370,000	1,526,929
ING Bank N.V., 4.875%, 1/18/21	EUR	450,000	749,911
ING Bank N.V., 5.8%, 9/25/23 (n)		$973,000	1,096,085
ING Bank N.V., 3.5% to 11/21/18, FRN to 11/21/23	EUR	700,000	997,274
JPMorgan Chase & Co., 4.25%, 10/15/20		$2,260,000	2,451,723
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49		761,000	819,026
Morgan Stanley, 7.3%, 5/13/19		1,772,000	2,166,708
Morgan Stanley, 5.5%, 7/28/21		850,000	976,503
Nordea Bank AB, FRN, 0.684%, 5/13/16 (n)		3,520,000	3,537,797
PNC Financial Services Group, Inc., FRN, 6.75%, 12/31/49		1,510,000	1,683,650
Regions Financial Corp., 2%, 5/15/18		908,000	904,803
Royal Bank of Scotland Group PLC, 6.934%, 4/09/18	EUR	550,000	871,707

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Major Banks – continued
Royal Bank of Scotland Group PLC, 5.5%, 3/23/20	EUR	450,000	$747,315
Societe Generale, 4.25%, 7/13/22	EUR	400,000	658,953
Wells Fargo & Co., 2.1%, 5/08/17		$620,000	635,893
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49		374,000	396,721

			$34,885,509

Metals & Mining – 0.6%
Barrick Gold Corp., 4.1%, 5/01/23		$827,000	$823,567
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)		1,121,000	1,226,998
Cameco Corp., 5.67%, 9/02/19	CAD	775,000	819,188
Glencore Finance (Europe) S.A., 6.5%, 2/27/19	GBP	250,000	485,960
Plains Exploration & Production Co., 6.875%, 2/15/23		$585,000	684,450
Southern Copper Corp., 6.75%, 4/16/40		1,055,000	1,147,108
Xstrata Finance (Canada) Ltd., 5.25%, 6/13/17	EUR	450,000	691,299

			$5,878,570

Midstream – 0.6%
Enbridge, Inc., 3.19%, 12/05/22	CAD	895,000	$840,548
Energy Transfer Partners LP, 4.65%, 6/01/21		$1,066,000	1,148,286
Energy Transfer Partners LP, 3.6%, 2/01/23		745,000	738,145
Enterprise Products Operating LLC, 3.9%, 2/15/24		513,000	530,677
Spectra Energy Partners LP, 4.75%, 3/15/24		1,749,000	1,894,888
Sunoco Logistics Partners LP, 5.3%, 4/01/44		321,000	337,743
TransCanada PipeLines Ltd., 5.1%, 1/11/17	CAD	775,000	785,895

			$6,276,182

Mortgage-Backed – 4.9%
Fannie Mae, 4.96%, 1/01/15		$174,932	$174,936
Fannie Mae, 5.5%, 2/01/15 - 4/01/37		1,064,026	1,147,448
Fannie Mae, 4.815%, 6/01/15		230,311	234,798
Fannie Mae, 4.78%, 8/01/15		86,597	88,819
Fannie Mae, 4.856%, 8/01/15		68,961	70,703
Fannie Mae, 5.138%, 8/01/15		168,876	174,543
Fannie Mae, 5.46%, 11/01/15		131,353	136,772
Fannie Mae, 5.432%, 2/01/16		81,143	85,913
Fannie Mae, 5.273%, 4/01/16		525,912	556,894
Fannie Mae, 5.732%, 7/01/16		616,842	668,334
Fannie Mae, 5.09%, 12/01/16		97,057	105,560
Fannie Mae, 5.012%, 1/01/17		20,697	21,067
Fannie Mae, 5.05%, 1/01/17		468,798	502,555
Fannie Mae, 3.84%, 3/01/18		477,081	512,899
Fannie Mae, 5.341%, 6/01/18		588,845	666,740

Issuer	Shares/Par		Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 3.849%, 7/01/18		$1,730,598	$1,865,405
Fannie Mae, 4.57%, 5/01/19		231,395	258,059
Fannie Mae, 4.6%, 9/01/19		601,638	670,408
Fannie Mae, 4.45%, 10/01/19		422,106	469,798
Fannie Mae, 5%, 12/01/20 - 8/01/40		5,056,960	5,636,562
Fannie Mae, 4.5%, 7/01/23 - 10/01/40		5,174,139	5,619,839
Fannie Mae, 4%, 3/01/25		200,856	215,306
Fannie Mae, 6%, 9/01/37 - 6/01/38		964,149	1,084,968
Fannie Mae, 4%, 2/01/41 (f)		2,410,583	2,561,887
Fannie Mae, 3.5%, 5/01/43		4,916,270	5,077,680
Fannie Mae, TBA, 4.5%, 7/01/44		400,000	433,188
Freddie Mac, 3.882%, 11/25/17		1,357,000	1,464,073
Freddie Mac, 2.699%, 5/25/18		705,000	734,714
Freddie Mac, 2.323%, 10/25/18		447,000	458,154
Freddie Mac, 5.085%, 3/25/19		30,000	34,152
Freddie Mac, 4.186%, 8/25/19		650,000	717,967
Freddie Mac, 2.757%, 5/25/20		242,048	252,093
Freddie Mac, 3.32%, 7/25/20		1,350,714	1,428,692
Freddie Mac, 4%, 7/01/25		417,920	447,854
Freddie Mac, 5.5%, 5/01/34 - 7/01/37		148,051	166,532
Freddie Mac, 5%, 10/01/36		274,107	303,923
Freddie Mac, 5%, 10/01/38 (f)		769,394	851,449
Freddie Mac, 4.5%, 5/01/40 (f)		615,136	666,283
Freddie Mac, TBA, 4%, 7/01/44		4,400,000	4,661,250
Ginnie Mae, 5%, 5/15/40		314,554	347,227
Ginnie Mae, 3.5%, 6/20/43		5,492,800	5,730,656
Ginnie Mae, TBA, 4%, 7/01/44		3,920,000	4,187,050

			$51,493,150

Natural Gas – Distribution – 0.1%
GDF Suez, 5%, 10/01/60	GBP	400,000	$753,770

Network & Telecom – 0.3%
British Telecom PLC, 5.75%, 12/07/28	GBP	250,000	$491,639
Deutsche Telekom International Finance B.V., 4.875%, 4/22/25	EUR	450,000	772,446
Verizon Communications, Inc., 6.4%, 9/15/33		$1,095,000	1,341,307
Verizon Communications, Inc., 6.55%, 9/15/43		779,000	980,326

			$3,585,718

Other Banks & Diversified Financials – 1.9%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$1,510,000	$1,608,150
Banque Federative du Credit Mutuel, 2%, 9/19/19	EUR	500,000	708,291
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)		$1,604,000	1,836,580
BBVA Subordinated Capital S.A.U., 3.5% to 4/11/19, FRN to 4/11/24	EUR	600,000	845,012

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
CaixaBank S.A., 3.25%, 1/22/16	EUR	500,000	$710,066
Capital One Bank (USA) N.A., 3.375%, 2/15/23		$978,000	971,394
Citigroup, Inc., 6.125%, 5/15/18		733,000	844,505
Discover Bank, 7%, 4/15/20		1,971,000	2,367,490
Intesa Sanpaolo S.p.A., 4.125%, 9/19/16	EUR	500,000	730,340
Intesa Sanpaolo S.p.A., 5.25%, 1/28/22	GBP	450,000	825,810
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (z)		$392,000	396,631
KBC Internationale Financieringsmaatschappij N.V., 4.5%, 3/27/17	EUR	450,000	678,371
Lloyds TSB Bank PLC, 6.5%, 3/24/20	EUR	500,000	832,047
Macquarie Group Ltd., 3%, 12/03/18 (n)		$619,000	634,976
Rabobank Nederland N.V., 4%, 9/19/22	GBP	350,000	626,686
SunTrust Banks, Inc., 3.5%, 1/20/17		$550,000	582,329
Svenska Handelsbanken AB, FRN, 0.679%, 3/21/16		2,150,000	2,160,877
Swedbank AB, 2.125%, 9/29/17 (n)		421,000	428,776
Swedbank AB, 1.75%, 3/12/18 (n)		1,294,000	1,292,209
U.S. Bancorp, 2.95%, 7/15/22		402,000	395,880

			$19,476,420

Personal Computers & Peripherals – 0.1%
Equifax, Inc., 3.3%, 12/15/22		$717,000	$702,156

Pharmaceuticals – 0.4%
Celgene Corp., 1.9%, 8/15/17		$717,000	$727,461
Gilead Sciences, Inc., 3.7%, 4/01/24		950,000	974,796
Mylan, Inc., 2.55%, 3/28/19		319,000	321,338
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22		1,134,000	1,090,600
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		802,000	809,153

			$3,923,348

Railroad & Shipping – 0.1%
CSX Corp., 4.1%, 3/15/44		$1,057,000	$996,349

Real Estate – Apartment – 0.0%
AvalonBay Communities, Inc., REIT, 3.625%, 10/01/20		$149,000	$155,578

Real Estate – Office – 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/23		$950,000	$922,546

Real Estate – Retail – 0.3%
Hammerson PLC, REIT, 2.75%, 9/26/19	EUR	450,000	$659,093
Hammerson PLC, REIT, 6%, 2/23/26	GBP	325,000	651,524

Issuer	Shares/Par		Value ($)

BONDS – continued
Real Estate – Retail – continued
Simon Property Group, Inc., REIT, 5.65%, 2/01/20		$948,000	$1,107,534
WEA Finance LLC/WT Finance Australia, 3.375%, 10/03/22 (n)		631,000	670,022

			$3,088,173

Restaurants – 0.0%
YUM! Brands, Inc., 5.35%, 11/01/43		$250,000	$273,831

Retailers – 0.5%
Cencosud S.A., 5.5%, 1/20/21		$1,006,000	$1,063,481
Dollar General Corp., 4.125%, 7/15/17		742,000	794,255
Gap, Inc., 5.95%, 4/12/21		1,307,000	1,512,570
Home Depot, Inc., 5.95%, 4/01/41		1,029,000	1,289,622
Marks & Spencer Group PLC, 4.75%, 6/12/25	GBP	450,000	791,683

			$5,451,611

Specialty Chemicals – 0.1%
Ecolab, Inc., 3%, 12/08/16		$742,000	$776,040
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)		570,000	609,900

			$1,385,940

Supermarkets – 0.1%
Delhaize Group, 3.125%, 2/27/20	EUR	500,000	$737,998
William Morrison Supermarkets PLC, 3.5%, 7/27/26	GBP	300,000	469,562

			$1,207,560

Telecommunications – Wireless – 0.5%
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	800,000	$1,322,919
American Tower Corp., REIT, 4.7%, 3/15/22		$327,000	351,647
American Tower Corp., REIT, 3.5%, 1/31/23		812,000	796,280
Bharti Airtel International (Netherlands) B.V., 3.375%, 5/20/21 (n)	EUR	389,000	545,793
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)		$1,380,000	1,624,296
Rogers Communications, Inc., 5%, 3/15/44		489,000	509,935

			$5,150,870

Telephone Services – 0.1%
TELUS Corp., 5.05%, 7/23/20	CAD	780,000	$820,299

Tobacco – 0.3%
Altria Group, Inc., 2.85%, 8/09/22		$990,000	$952,663
Imperial Tobacco Group PLC, 5.5%, 9/28/26	GBP	500,000	954,277
Lorillard Tobacco Co., 8.125%, 6/23/19		$894,000	1,114,598

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Tobacco – continued
Philip Morris International, Inc., 2.875%, 3/03/26	EUR	400,000	$574,131

			$3,595,669

Transportation – Services – 0.2%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)		$376,000	$387,764
ERAC USA Finance Co., 7%, 10/15/37 (n)		824,000	1,079,728
HIT Finance B.V., 4.875%, 10/27/21	EUR	500,000	829,923

			$2,297,415

U.S. Government Agencies and Equivalents – 0.4%
Aid-Egypt, 4.45%, 9/15/15		$649,000	$680,844
Small Business Administration, 5.09%, 10/01/25		21,590	23,367
Small Business Administration, 5.21%, 1/01/26		770,660	833,465
Small Business Administration, 5.31%, 5/01/27		202,358	221,838
Small Business Administration, 2.22%, 3/01/33		2,175,754	2,096,917

			$3,856,431

U.S. Treasury Obligations – 3.3%
U.S. Treasury Bonds, 6.875%, 8/15/25 (f)		$2,839,000	$4,022,065
U.S. Treasury Bonds, 4.5%, 8/15/39 (f)		3,501,000	4,267,390
U.S. Treasury Notes, 3.5%, 5/15/20		6,947,000	7,595,565
U.S. Treasury Notes, 2.75%, 2/15/24 (f)		18,050,000	18,460,349

			$34,345,369

Utilities – Electric Power – 0.7%
CMS Energy Corp., 5.05%, 3/15/22		$954,000	$1,084,298
E.ON International Finance B.V., 6.375%, 6/07/32	GBP	350,000	732,956
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24		$231,000	232,285
Enel Finance International N.V., 4.875%, 3/11/20	EUR	500,000	806,627
Enel S.p.A., 6.25%, 6/20/19	GBP	450,000	883,191
NGG Finance PLC, FRN, 5.625%, 6/18/73	GBP	450,000	809,599
PPL Capital Funding, Inc., 5%, 3/15/44		$473,000	509,089

Issuer	Shares/Par		Value ($)

BONDS – continued
Utilities – Electric Power – continued
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		$280,000	$314,954
Progress Energy, Inc., 7.05%, 3/15/19		850,000	1,037,455
Red Electrica de Espana, 3.5%, 10/07/16	EUR	400,000	581,296
Red Electrica de Espana, 4.75%, 2/16/18	EUR	500,000	$776,017

			$7,767,767

Total Bonds (Identified Cost, $594,493,596)			$624,440,979

Issuer/Expiration Date/Strike Price	Par Amount of Contracts
CALL OPTIONS PURCHASED – 0.0%
USD Currency – August 2014 @ NZD 1.23 (Premiums Paid, $265,502)		$60,684,872	$4,066

	Number of Contracts

PUT OPTIONS PURCHASED – 0.3%
Russell 2000 Index – December 2014 @ $950		600	$504,000
S&P 500 Index – December 2014 @ $1,775		1,003	2,507,500

Total Put Options Purchased (Premiums Paid $3,802,412)			$3,011,500

Issuer	Shares/Par
MONEY MARKET FUNDS – 3.4%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)		35,230,648	$35,230,648

Total Investments (Identified Cost, $886,648,822)			$1,047,568,090

Issuer/Expiration Date/Strike Price	Number of Contracts
PUT OPTIONS WRITTEN – (0.1)%
S&P 500 Index – December 2014 @ $1,575 (Premiums Received, $799,321)		(1,003)	$(802,400)

OTHER ASSETS, LESS LIABILITIES – 0.2%			1,672,426

Net Assets – 100.0%			$1,048,438,116

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $43,043,081, representing 4.1% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36	1/20/11	$4,646	$4,901
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24	6/19/14	392,000	396,631
Total Restricted Securities			$401,532
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

IPS	International Preference Stock

PLC	Public Limited Company

REIT	Real Estate Investment Trust

TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Sheqel

INR	Indian Rupee

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thailand Baht

ZAR	South African Rand

Derivative Contracts at 6/30/14

Forward Foreign Currency Exchange Contracts at 6/30/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Citibank N.A.	48,000	7/11/14	$44,282	$45,232	$950
BUY	AUD	Goldman Sachs International	562,000	7/11/14	518,639	529,596	10,957
BUY	AUD	JPMorgan Chase Bank	30,806,442	8/12/14	28,409,800	28,964,108	554,308

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 6/30/14 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	CAD	Barclays Bank PLC	828,501	7/11/14	$770,796	$776,271	$5,475
BUY	CAD	Goldman Sachs International	9,153,663	7/11/14	8,539,018	8,576,604	37,586
BUY	CAD	JPMorgan Chase Bank	19,012,151	7/11/14-8/12/14	17,362,433	17,801,088	438,655
BUY	CAD	Merrill Lynch International	6,913,607	7/11/14	6,422,683	6,477,764	55,081
SELL	CHF	Credit Suisse Group	551,000	7/11/14	623,758	621,381	2,377
SELL	CHF	Deutsche Bank AG	551,000	7/11/14	623,815	621,381	2,434
SELL	CHF	JPMorgan Chase Bank	36,195,873	8/12/14	41,270,634	40,830,120	440,514
SELL	DKK	JPMorgan Chase Bank	10,498,333	8/12/14	1,962,198	1,928,559	33,639
BUY	EUR	Barclays Bank PLC	7,188,369	7/11/14-9/19/14	9,737,924	9,845,521	107,597
BUY	EUR	Deutsche Bank AG	5,534,768	7/11/14	7,528,172	7,579,016	50,844
BUY	EUR	Goldman Sachs International	418,234	7/11/14	569,148	572,707	3,559
BUY	EUR	JPMorgan Chase Bank	2,148,000	7/11/14	2,925,231	2,941,357	16,126
SELL	EUR	Citibank N.A.	1,427,000	7/11/14	1,971,613	1,954,058	17,555
SELL	EUR	Credit Suisse Group	17,007,305	7/11/14	23,474,774	23,288,896	185,878
SELL	EUR	Deutsche Bank AG	10,245,656	7/11/14	14,066,869	14,029,855	37,014
SELL	EUR	Goldman Sachs International	76,255,642	7/11/14-8/12/14	105,764,394	104,432,674	1,331,720
SELL	EUR	JPMorgan Chase Bank	33,726,182	8/12/14	46,785,803	46,188,400	597,403
BUY	GBP	Barclays Bank PLC	329,686	7/11/14	559,088	564,185	5,097
BUY	GBP	Credit Suisse Group	2,320,193	7/11/14	3,881,057	3,970,500	89,443
BUY	GBP	Goldman Sachs International	8,708,432	8/12/14	14,678,455	14,898,817	220,362
BUY	GBP	Merrill Lynch International	2,320,193	7/11/14	3,881,359	3,970,500	89,141
BUY	ILS	JPMorgan Chase Bank	342,844	7/08/14	99,335	99,906	571
SELL	ILS	JPMorgan Chase Bank	342,844	7/08/14	99,990	99,906	84
BUY	INR	Barclays Bank PLC	200,317,000	7/09/14	3,304,198	3,325,085	20,887
SELL	INR	Barclays Bank PLC	19,111,000	7/09/14	325,294	317,226	8,068
SELL	INR	JPMorgan Chase Bank	377,527,000	8/05/14	6,309,995	6,227,081	82,914
BUY	JPY	Barclays Bank PLC	50,000,000	7/11/14	482,219	493,592	11,373
BUY	JPY	Credit Suisse Group	147,323,534	7/11/14	1,445,767	1,454,355	8,588
BUY	JPY	Deutsche Bank AG	1,621,396,509	7/11/14	15,914,862	16,006,172	91,310
BUY	JPY	Goldman Sachs International	2,114,655,347	7/11/14	20,757,874	20,875,545	117,671
BUY	JPY	JPMorgan Chase Bank	3,123,144,987	8/12/14	30,564,272	30,838,393	274,121
BUY	KRW	Deutsche Bank AG	763,015,900	7/21/14	739,177	753,581	14,404
BUY	KRW	JPMorgan Chase Bank	344,791,000	7/21/14	334,979	340,528	5,549
BUY	MYR	Deutsche Bank AG	4,168,756	7/16/14	1,289,259	1,296,954	7,695
SELL	NOK	Barclays Bank PLC	11,699,000	7/11/14	1,944,906	1,906,653	38,253
SELL	NOK	Citibank N.A.	8,775,000	7/11/14	1,458,846	1,430,112	28,734
SELL	NOK	Credit Suisse Group	318,000	7/11/14	52,890	51,826	1,064
SELL	NOK	Deutsche Bank AG	26,346,000	7/11/14	4,380,472	4,293,759	86,713
SELL	NOK	Goldman Sachs International	7,451,032	7/11/14	1,241,587	1,214,338	27,249
SELL	NOK	JPMorgan Chase Bank	123,237,422	8/12/14	20,509,534	20,060,847	448,687
SELL	NOK	UBS AG	10,533,000	7/11/14	1,751,652	1,716,624	35,028
BUY	NZD	Barclays Bank PLC	1,329,421	7/11/14	1,140,978	1,163,023	22,045
BUY	NZD	Westpac Banking Corp.	3,815,000	7/11/14	3,255,015	3,337,492	82,477
BUY	PHP	JPMorgan Chase Bank	293,101,000	7/30/14	6,670,482	6,710,988	40,506
SELL	SEK	Citibank N.A.	1,114,000	7/11/14	169,396	166,710	2,686
SELL	SEK	Deutsche Bank AG	9,227,000	7/11/14	1,402,535	1,380,818	21,717
SELL	SEK	Goldman Sachs International	86,491,700	7/11/14-8/12/14	13,216,644	12,941,255	275,389
SELL	SEK	JPMorgan Chase Bank	37,526,595	7/11/14-8/12/14	5,749,528	5,614,419	135,109
BUY	SGD	Citibank N.A.	1,505,000	7/11/14	1,201,407	1,206,996	5,589
SELL	SGD	JPMorgan Chase Bank	1,238,213	8/12/14	993,283	993,043	240
BUY	THB	JPMorgan Chase Bank	48,928,650	8/06/14	1,492,410	1,505,222	12,812
BUY	ZAR	Deutsche Bank AG	18,522,135	7/11/14	1,718,099	1,739,021	20,922

							$6,262,170

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 6/30/14 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	AUD	Barclays Bank PLC	858,000	7/11/14	$791,128	$808,530	$(17,402)
SELL	AUD	JPMorgan Chase Bank	36,666,373	8/12/14	33,774,863	34,473,595	(698,732)
SELL	AUD	UBS AG	138,000	7/11/14	129,829	130,043	(214)
SELL	AUD	Westpac Banking Corp.	9,242,157	7/11/14	8,506,943	8,709,276	(202,333)
SELL	BRL	Deutsche Bank AG	11,582,484	8/04/14	5,084,274	5,193,124	(108,850)
SELL	BRL	JPMorgan Chase Bank	8,426,468	8/04/14	3,701,826	3,778,092	(76,266)
SELL	CAD	Barclays Bank PLC	152,000	7/11/14	138,846	142,418	(3,572)
SELL	CAD	Deutsche Bank AG	262,000	7/11/14	237,430	245,483	(8,053)
SELL	CAD	Goldman Sachs International	9,473,695	7/11/14	8,627,660	8,876,461	(248,801)
SELL	CAD	JPMorgan Chase Bank	30,433,643	8/12/14	27,715,677	28,492,852	(777,175)
SELL	CAD	Merrill Lynch International	12,542,676	7/11/14	11,386,492	11,751,969	(365,477)
SELL	CAD	UBS AG	8,970,891	7/11/14	8,162,299	8,405,354	(243,055)
BUY	CHF	JPMorgan Chase Bank	8,768,979	8/12/14	9,998,414	9,891,693	(106,721)
SELL	CHF	Credit Suisse Group	192,000	7/11/14	214,139	216,525	(2,386)
SELL	CHF	JPMorgan Chase Bank	27,228,868	8/12/14	30,419,000	30,715,047	(296,047)
BUY	CZK	Citibank N.A.	15,672,000	7/11/14	787,949	781,975	(5,974)
BUY	DKK	Barclays Bank PLC	5,915,873	7/11/14	1,093,980	1,086,561	(7,419)
BUY	DKK	UBS AG	5,915,873	7/11/14	1,094,092	1,086,561	(7,531)
SELL	DKK	UBS AG	16,229,018	7/11/14	2,956,865	2,980,763	(23,898)
BUY	EUR	Citibank N.A.	2,060,643	7/11/14	2,826,161	2,821,735	(4,426)
BUY	EUR	Credit Suisse Group	1,564,669	7/11/14	2,165,793	2,142,575	(23,218)
BUY	EUR	Deutsche Bank AG	253,515	7/11/14	352,913	347,150	(5,763)
BUY	EUR	Goldman Sachs International	6,201,586	7/11/14	8,595,388	8,492,122	(103,266)
BUY	EUR	JPMorgan Chase Bank	5,413,023	8/12/14	7,546,333	7,413,198	(133,135)
SELL	EUR	Barclays Bank PLC	22,286	7/11/14	30,258	30,518	(260)
SELL	EUR	Citibank N.A.	6,605,175	7/11/14	8,986,001	9,044,775	(58,774)
SELL	EUR	Credit Suisse Group	619,000	7/11/14	841,362	847,626	(6,264)
SELL	EUR	Deutsche Bank AG	1,938,000	7/11/14	2,642,233	2,653,794	(11,561)
SELL	EUR	Goldman Sachs International	23,469,895	7/11/14-8/12/14	31,976,702	32,141,772	(165,070)
SELL	GBP	Citibank N.A.	111,979	7/11/14	189,037	191,627	(2,590)
SELL	GBP	Deutsche Bank AG	408,000	7/11/14	694,117	698,202	(4,085)
SELL	GBP	Goldman Sachs International	766,745	7/11/14-8/12/14	1,285,312	1,311,927	(26,615)
SELL	GBP	JPMorgan Chase Bank	28,349,661	8/12/14	47,786,700	48,502,002	(715,302)
BUY	ILS	JPMorgan Chase Bank	342,844	10/01/14	99,967	99,866	(101)
BUY	INR	Barclays Bank PLC	580,782,000	8/05/14	9,703,959	9,579,650	(124,309)
BUY	JPY	Goldman Sachs International	25,000,000	7/11/14	247,040	246,796	(244)
SELL	JPY	Barclays Bank PLC	78,713,000	7/11/14	771,015	777,042	(6,027)
SELL	JPY	Credit Suisse Group	155,275,000	7/11/14	1,522,656	1,532,850	(10,194)
SELL	JPY	Goldman Sachs International	443,314,854	7/11/14	4,328,294	4,376,335	(48,041)
SELL	JPY	JPMorgan Chase Bank	9,548,983,521	8/12/14	93,561,074	94,288,069	(726,995)
SELL	MXN	JPMorgan Chase Bank	6,761,433	7/21/14	519,571	520,480	(909)
BUY	NOK	Deutsche Bank AG	47,931,000	7/11/14	7,989,042	7,811,591	(177,451)
BUY	NOK	Goldman Sachs International	81,188,758	8/12/14	13,575,978	13,216,077	(359,901)
BUY	NOK	JPMorgan Chase Bank	149,241,030	7/11/14-8/12/14	24,981,679	24,295,844	(685,835)
SELL	NZD	Barclays Bank PLC	3,263,428	7/11/14	2,762,100	2,854,958	(92,858)
SELL	NZD	Goldman Sachs International	8,881,540	7/11/14	7,554,421	7,769,873	(215,452)
SELL	NZD	JPMorgan Chase Bank	7,637,814	8/12/14	6,575,585	6,662,211	(86,626)
SELL	PHP	JPMorgan Chase Bank	293,101,000	7/30/14	6,671,621	6,710,988	(39,367)
BUY	PLN	JPMorgan Chase Bank	4,992,931	8/11/14	1,647,234	1,639,874	(7,360)
BUY	SEK	Deutsche Bank AG	19,500,000	7/11/14	2,929,040	2,918,169	(10,871)
BUY	SEK	Goldman Sachs International	42,157,243	8/12/14	6,331,000	6,306,544	(24,456)
BUY	SEK	JPMorgan Chase Bank	102,269,711	8/12/14	15,472,427	15,299,112	(173,315)

							$(7,250,547)

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 6/30/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Amsterdam Index (Short)	EUR	78	$8,827,468	July - 2014	$45,589
FTSE JSE Top 40 Index (Long)	ZAR	343	14,858,496	September - 2014	81,884
Hang Seng Index (Long)	HKD	199	29,661,024	July - 2014	2,601
KOSPI 200 Index (Short)	KRW	61	7,855,604	September - 2014	62,781
MSCI Singapore Index (Long)	SGD	211	12,539,177	July - 2014	22,354
MSCI Taiwan Index (Long)	USD	468	15,556,320	July - 2014	287,460
OMX 30 Index (Short)	SEK	625	12,904,004	July - 2014	180,866
SGX CNX Nifty Index (Long)	USD	679	10,356,787	July - 2014	57,974

					$741,509

Interest Rate Futures
Canadian Treasury Bond 10 yr (Long)	CAD	152	$19,370,189	September - 2014	$163,315
United Kingdom Gilt Bond (Long)	GBP	219	41,197,638	September - 2014	26,791

					$190,106

					$931,615

Liability Derivatives
Equity Futures
ASX SPI 200 Index (Short)	AUD	343	$43,291,337	September - 2014	$(25,582)
Bovespa Index (Long)	BRL	501	12,173,200	August - 2014	(499,362)
CAC 40 Index (Long)	EUR	22	1,332,110	July - 2014	(41,785)
DAX Index (Long)	EUR	54	18,225,832	September - 2014	(202,573)
FTSE/MIB Index (Long)	EUR	284	41,421,690	September - 2014	(1,657,722)
Hang Seng China Enterprises Index (Long)	HKD	425	28,081,454	July - 2014	(136,106)
IBEX 35 Index (Long)	EUR	256	38,052,965	July - 2014	(514,004)
NIKKEI 225 Index (Short)	JPY	276	41,302,601	September - 2014	(52,052)
Russell 2000 Index (Short)	USD	416	49,516,480	September - 2014	(1,215,976)
E-Mini S&P 500 Index (Short)	USD	217	21,183,540	September - 2014	(171,543)

					$(4,516,705)

Interest Rate Futures
Australian Treasury Bond 10 yr (Short)	AUD	175	$19,879,884	September - 2014	$(404,565)
German Euro Bund (Short)	EUR	267	53,747,323	September - 2014	(860,574)
Japanese Government Bond 10 Yr (Short)	JPY	94	135,147,327	September - 2014	(530,393)
US Treasury Note 10 yr (Long)	USD	720	90,123,750	September - 2014	(395,007)

					$(2,190,539)

					$(6,707,244)

At June 30, 2014, the fund had cash collateral of $309,134 and other liquid securities with an aggregate value of $30,752,551 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted Cash” and “Deposits with brokers“ on the Statement of Assets and Liabilities.

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $851,418,174)	$1,012,337,442
Underlying affiliated funds, at cost and value	35,230,648
Total investments, at value (identified cost, $886,648,822)	$1,047,568,090
Cash	291
Foreign currency, at value (identified cost, $132,361)	132,295
Restricted cash	300,000
Deposits with brokers	9,134
Receivables for
Forward foreign currency exchange contracts	6,262,170
Premiums on options written	799,321
Daily variation margin on open futures contracts	457,140
Investments sold	12,645,797
TBA sale commitments	4,542,219
Fund shares sold	46
Interest and dividends	9,000,160
Other assets	4,591
Total assets		$1,081,721,254
Liabilities
Payables for
Forward foreign currency exchange contracts	$7,250,547
Daily variation margin on open futures contracts	19,642
Investments purchased	10,179,078
TBA purchase commitments	13,672,212
Fund shares reacquired	1,122,138
Written options outstanding, at value (premiums received, $799,321)	802,400
Payable to affiliates
Investment adviser	76,950
Shareholder servicing costs	379
Distribution and/or service fees	26,538
Payable for independent Trustees’ compensation	581
Accrued expenses and other liabilities	132,673
Total liabilities		$33,283,138
Net assets		$1,048,438,116
Net assets consist of
Paid-in capital	$863,521,435
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	154,228,034
Accumulated net realized gain (loss) on investments and foreign currency	5,028,972
Undistributed net investment income	25,659,675
Net assets		$1,048,438,116
Shares of beneficial interest outstanding		62,775,688

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$79,402,740	4,693,537	$16.92
Service Class	969,035,376	58,082,151	16.68

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Interest	$9,676,961
Dividends	8,862,024
Dividends from underlying affiliated funds	21,282
Foreign taxes withheld	(344,083)
Total investment income		$18,216,184
Expenses
Management fee	$3,632,407
Distribution and/or service fees	1,208,150
Shareholder servicing costs	15,431
Administrative services fee	66,307
Independent Trustees’ compensation	12,291
Custodian fee	96,630
Shareholder communications	23,727
Audit and tax fees	34,112
Legal fees	5,905
Miscellaneous	22,399
Total expenses		$5,117,359
Fees paid indirectly	(30)
Reduction of expenses by investment adviser	(20,207)
Net expenses		$5,097,122
Net investment income		$13,119,062
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$7,983,437
Futures contracts	6,894,732
Foreign currency	(963,643)
Net realized gain (loss) on investments and foreign currency		$13,914,526
Change in unrealized appreciation (depreciation)
Investments	$32,548,792
Written options	(3,079)
Futures contracts	(9,639,989)
Translation of assets and liabilities in foreign currencies	(5,541,868)
Net unrealized gain (loss) on investments and foreign currency translation		$17,363,856
Net realized and unrealized gain (loss) on investments and foreign currency		$31,278,382
Change in net assets from operations		$44,397,444

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$13,119,062	$19,300,653
Net realized gain (loss) on investments and foreign currency	13,914,526	29,531,067
Net unrealized gain (loss) on investments and foreign currency translation	17,363,856	39,302,169
Change in net assets from operations	$44,397,444	$88,133,889
Distributions declared to shareholders
From net investment income	$—	$(25,038,433)
Change in net assets from fund share transactions	$(66,922,494)	$(59,486,345)
Total change in net assets	$(22,525,050)	$3,609,111
Net assets
At beginning of period	1,070,963,166	1,067,354,055
At end of period (including undistributed net investment income of $25,659,675 and $12,540,613, respectively)	$1,048,438,116	$1,070,963,166

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$16.20		$15.27	$14.22	$14.20	$13.56	$12.89
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.32	$0.30	$0.32	$0.24	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	0.50		1.02	1.04	(0.10)	0.51	1.44
Total from investment operations	$0.72		$1.34	$1.34	$0.22	$0.75	$1.71
Less distributions declared to shareholders
From net investment income	$—		$(0.41)	$(0.29)	$(0.14)	$(0.11)	$(1.04)
From net realized gain on investments	—		—	—	(0.06)	—	—
Total distributions declared to shareholders	$—		$(0.41)	$(0.29)	$(0.20)	$(0.11)	$(1.04)
Net asset value, end of period (x)	$16.92		$16.20	$15.27	$14.22	$14.20	$13.56
Total return (%) (k)(r)(s)(x)	4.44	(n)	8.91	9.49	1.55	5.53	15.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	(a)	0.75	0.76	0.80	0.93	1.06
Expenses after expense reductions (f)	0.75	(a)	0.75	0.76	0.80	0.90	0.90
Net investment income	2.73	(a)	2.04	2.02	2.21	1.76	2.17
Portfolio turnover	18	(n)	65	38	56	73	66
Net assets at end of period (000 omitted)	$79,403		$75,559	$73,189	$77,255	$87,137	$92,880

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$15.99		$15.09	$14.06	$14.07	$13.46	$12.79
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.28	$0.26	$0.27	$0.20	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.49		0.99	1.03	(0.09)	0.51	1.42
Total from investment operations	$0.69		$1.27	$1.29	$0.18	$0.71	$1.66
Less distributions declared to shareholders
From net investment income	$—		$(0.37)	$(0.26)	$(0.13)	$(0.10)	$(0.99)
From net realized gain on investments	—		—	—	(0.06)	—	—
Total distributions declared to shareholders	$—		$(0.37)	$(0.26)	$(0.19)	$(0.10)	$(0.99)
Net asset value, end of period (x)	$16.68		$15.99	$15.09	$14.06	$14.07	$13.46
Total return (%) (k)(r)(s)(x)	4.32	(n)	8.54	9.26	1.29	5.31	14.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.00	1.01	1.05	1.18	1.31
Expenses after expense reductions (f)	1.00	(a)	1.00	1.01	1.05	1.15	1.15
Net investment income	2.50	(a)	1.79	1.77	1.92	1.48	1.92
Portfolio turnover	18	(n)	65	38	56	73	66
Net assets at end of period (000 omitted)	$969,035		$995,404	$994,165	$922,442	$400,318	$11,228

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Tactical Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts and written options. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$196,169,979	$504,000	$—	$196,673,979
Japan	49,304,717	—	—	49,304,717
United Kingdom	44,512,390	—	—	44,512,390
Switzerland	26,974,463	—	—	26,974,463
France	17,196,252	—	—	17,196,252
Germany	16,451,687	—	—	16,451,687
Netherlands	7,775,081	—	—	7,775,081
Canada	7,121,397	—	—	7,121,397
Sweden	4,589,125	—	—	4,589,125
Other Countries	17,293,306	—	—	17,293,306
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	38,201,800	—	38,201,800
Non-U.S. Sovereign Debt	—	351,607,886	—	351,607,886
U.S. Corporate Bonds	—	80,953,206	—	80,953,206
Residential Mortgage-Backed Securities	—	51,493,150	—	51,493,150
Commercial Mortgage-Backed Securities	—	20,980,969	—	20,980,969
Asset-Backed Securities (including CDOs)	—	4,901	—	4,901
Foreign Bonds	—	81,199,067	—	81,199,067
Purchased Currency Options	—	4,066	—	4,066
Mutual Funds	35,230,648	—	—	35,230,648
Total Investments	$422,619,045	$624,949,045	$—	$1,047,568,090

Other Financial Instruments
Futures Contracts	$(5,775,629)	$—	$—	$(5,775,629)
Forward Foreign Currency Exchange Contracts	—	(988,377)	—	(988,377)
Written Options	(802,400)	—	—	(802,400)

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $3,663,505 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options, purchased options, futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$190,106	$(2,190,539)
Foreign Exchange	Forward Foreign Currency Exchange	6,262,170	(7,250,547)
Foreign Exchange	Purchased Currency Options	4,066	—
Equity	Equity Futures	741,509	(4,516,705)
Equity	Purchased Equity Options	3,011,500	—
Equity	Written Equity Options	—	(802,400)
Total		$10,209,351	$(14,760,191)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts and cleared swap agreements includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency	Investments (Purchased Options)
Interest Rate	$(1,652,824)	$—	$—
Foreign Exchange	—	(1,369,231)	—
Equity	8,547,556	—	(780,603)
Total	$6,894,732	$(1,369,231)	$(780,603)

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)	Written Options
Interest Rate	$(2,681,466)	$—	$—	$—
Foreign Exchange	—	(5,532,144)	(261,436)	—
Equity	(6,958,523)	—	(187,310)	(3,079)
Total	$(9,639,989)	$(5,532,144)	$(448,746)	$(3,079)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of June 30, 2014:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$457,140	$(19,642)
Forward Foreign Currency	6,262,170	(7,250,547)
Exchange Contracts
Purchased Options	3,015,566	—
Written Options	—	(802,400)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$9,734,876	$(8,072,589)
Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	3,791,018	(1,138,801)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$5,943,858	$(6,933,788)

(a)	The amount presented here represents the fund’s current day variation margin for futures contracts. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Portfolio of Investments.

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at June 30, 2014:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$218,795	(218,795)	—	—	$—
Citibank N.A.	55,514	(55,514)	—	—	—
Deutsche Bank AG	333,053	(326,634)	—	—	6,419
Goldman Sachs International	2,024,493	(1,191,847)	—	—	832,646
JP Morgan Chase Bank N.A.	3,085,304	(3,085,304)	—	—	—
Merrill Lynch International	144,222	(144,222)	—	—	—
Westpac Banking Corp.	82,477	(82,477)	—	—	—
Total	$5,943,858	(5,104,793)	—	—	$839,065

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at June 30, 2014:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(251,847)	218,795	—	—	$(33,052)
Citibank N.A.	(71,764)	55,514	—	—	(16,250)
Deutsche Bank	(326,634)	326,634	—	—	—
Goldman Sachs International	(1,191,847)	1,191,847	—	—	—
JP Morgan Chase Bank N.A.	(4,523,886)	3,085,304	—	300,000	(1,138,582)
Merrill Lynch International	(365,477)	144,222	—	—	(221,255)
Westpac Banking Corp.	(202,333)	82,477	—	—	(119,856)
Total	$(6,933,788)	5,104,793	—	300,000	$(1,528,995)

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.

Written Options – In exchange for a premium, the fund wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

The following table represents the written option activity in the fund during the six months ended June 30, 2014:

	Number of contracts	Premiums received
Outstanding, beginning of period	—	$—
Options written	1,003	799,321
Outstanding, end of period	1,003	$799,321

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2014, there were no securities on loan or collateral outstanding.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase (sale) commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, passive foreign investment companies, wash sale loss deferrals, straddle loss deferrals and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$25,038,433

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$895,526,170
Gross appreciation	161,123,203
Gross depreciation	(9,081,283)
Net unrealized appreciation (depreciation)	$152,041,920

As of 12/31/13
Undistributed ordinary income	26,957,764
Undistributed long-term capital gain	1,302,527
Other temporary differences	(8,045,956)
Net unrealized appreciation (depreciation)	120,304,902

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$1,864,348
Service Class	—	23,174,085
Total	$—	$25,038,433

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $19,088, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.69% of the fund’s average daily net assets.

Effective August 1, 2014, MFS has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016. For the six months ended June 30, 2014, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $15,397, which equated to 0.0030% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $34.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0127% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,332 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,119, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$72,077,051	$50,879,558
Investments (non-U.S. Government securities)	$107,402,566	$169,944,491

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	386,220	$6,236,808	341,035	$5,412,102
Service Class	270,629	4,327,819	1,219,454	18,943,545
	656,849	$10,564,627	1,560,489	$24,355,647
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	121,061	$1,864,348
Service Class	—	—	1,522,608	23,174,085
	—	$—	1,643,669	$25,038,433
Shares reacquired
Initial Class	(357,573)	$(5,851,947)	(588,704)	$(9,294,608)
Service Class	(4,426,675)	(71,635,174)	(6,397,375)	(99,585,817)
	(4,784,248)	$(77,487,121)	(6,986,079)	$(108,880,425)
Net change
Initial Class	28,647	$384,861	(126,608)	$(2,018,158)
Service Class	(4,156,046)	(67,307,355)	(3,655,313)	(57,468,187)
	(4,127,399)	$(66,922,494)	(3,781,921)	$(59,486,345)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $2,159 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	40,988,865	145,362,521	(151,120,738)	35,230,648

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$21,282	$35,230,648

MFS Global Tactical Allocation Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

SEMIANNUAL REPORT

June 30, 2014

MFS® GOVERNMENT SECURITIES PORTFOLIO

MFS® Variable Insurance Trust II

GSS-SEM

MFS® GOVERNMENT SECURITIES PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Government Securities Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Government Securities Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	47.5%
U.S. Treasury Securities	38.0%
U.S. Government Agencies	7.5%
Commercial Mortgage-Backed Securities	3.3%
Investment Grade Corporates	0.6%
Non-U.S. Government Bonds	0.1%

Composition including fixed income credit quality (a)(i)
AAA	1.0%
AA	0.2%
A	1.2%
BBB	0.9%
BB	0.2%
B	0.5%
U.S. Government	38.0%
Federal Agencies	55.0%
Cash & Other	3.0%

Portfolio facts (i)
Average Duration (d)	4.6
Average Effective Maturity (m)	5.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS Government Securities Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period, January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.59%	$1,000.00	$1,031.42	$2.97
	Hypothetical (h)	0.59%	$1,000.00	$1,021.87	$2.96
Service Class	Actual	0.84%	$1,000.00	$1,030.88	$4.23
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Government Securities Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 96.6%
Agency – Other – 4.0%
Financing Corp., 9.4%, 2/08/18	$6,495,000	$8,319,796
Financing Corp., 9.8%, 4/06/18	7,760,000	10,156,389
Financing Corp., 10.35%, 8/03/18	3,915,000	5,270,451
Financing Corp., STRIPS, 0%, 11/30/17	10,160,000	9,707,118

		$33,453,754

Asset-Backed & Securitized – 3.3%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	$1,860,000	$2,023,572
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	3,870,649	4,170,833
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.05%, 9/15/39	2,537,809	2,793,407
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.865%, 6/15/39	1,983,044	2,124,128
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.05%, 9/15/39	1,882,777	2,060,922
CWCapital Cobalt Ltd., “A4”, FRN, 5.965%, 5/15/46	2,940,958	3,261,117
Goldman Sachs Mortgage Securities Corp., FRN, 5.802%, 8/10/45	3,550,501	3,931,694
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.145%, 2/15/51	748,131	749,482
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.99%, 6/15/49	3,985,116	4,382,305
Morgan Stanley Capital I Trust, “AM”, FRN, 5.869%, 4/15/49	2,141,000	2,280,105

		$27,777,565

Local Authorities – 0.6%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 7/01/43	$2,225,000	$2,857,300
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 11/01/40	320,000	400,560
University of California Rev. (Build America Bonds), 5.77%, 5/15/43	1,345,000	1,624,101

		$4,881,961

Mortgage-Backed – 47.3%
Fannie Mae, 4.77%, 7/01/14	$721,945	$721,750
Fannie Mae, 4.842%, 8/01/14	563,365	563,901
Fannie Mae, 5.1%, 9/01/14 - 3/01/19	1,179,840	1,205,257
Fannie Mae, 4.82%, 12/01/14 - 1/01/15	873,247	882,580
Fannie Mae, 4.62%, 1/01/15	1,497,598	1,498,231
Fannie Mae, 4.85%, 2/01/15	534,672	535,601
Fannie Mae, 4.56%, 3/01/15	1,100,660	1,122,343
Fannie Mae, 4.89%, 3/01/15	712,161	720,742
Fannie Mae, 4.74%, 4/01/15	702,139	712,761

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 4.877%, 4/01/15	$873,798	$886,701
Fannie Mae, 4.815%, 6/01/15	884,580	901,815
Fannie Mae, 2.38%, 8/01/15	625,000	632,121
Fannie Mae, 4.78%, 8/01/15	847,293	869,037
Fannie Mae, 4.81%, 8/01/15	963,390	988,214
Fannie Mae, 4.856%, 8/01/15	289,467	296,776
Fannie Mae, 5.138%, 8/01/15	92,114	95,205
Fannie Mae, 5.459%, 11/01/15	2,891,283	3,010,564
Fannie Mae, 5.134%, 2/01/16	1,339,454	1,405,927
Fannie Mae, 5.432%, 2/01/16	1,528,941	1,618,816
Fannie Mae, 5.732%, 7/01/16	1,480,421	1,604,001
Fannie Mae, 6.5%, 11/01/16 - 10/01/37	2,050,782	2,321,265
Fannie Mae, 5.012%, 1/01/17	1,777,835	1,809,683
Fannie Mae, 6%, 4/01/17 - 7/01/37	3,308,878	3,670,986
Fannie Mae, 5.5%, 8/01/17 - 3/01/38	24,095,995	26,950,488
Fannie Mae, 1.18%, 9/01/17	869,187	871,889
Fannie Mae, 5.205%, 1/01/18	968,883	1,026,052
Fannie Mae, 3.8%, 2/01/18	628,021	674,893
Fannie Mae, 5%, 2/01/18 - 3/01/41	18,426,495	20,386,778
Fannie Mae, 4%, 3/01/18 - 2/01/41	8,048,058	8,564,817
Fannie Mae, 4.19%, 3/01/18	383,555	415,530
Fannie Mae, 3.99%, 4/01/18	600,000	648,687
Fannie Mae, 3.743%, 6/01/18	621,376	672,242
Fannie Mae, 5.68%, 6/01/18	489,143	535,903
Fannie Mae, 5.6%, 1/01/19	533,995	603,140
Fannie Mae, 4.5%, 6/01/19 - 4/01/41	16,957,655	18,351,935
Fannie Mae, 4.865%, 8/01/19	2,419,909	2,731,948
Fannie Mae, 5.05%, 8/01/19	314,561	356,255
Fannie Mae, 4.67%, 9/01/19	525,000	588,029
Fannie Mae, 4.83%, 9/01/19	374,751	422,534
Fannie Mae, 1.99%, 10/01/19	1,000,000	1,001,069
Fannie Mae, 1.97%, 11/01/19	388,665	388,842
Fannie Mae, 4.88%, 3/01/20	382,886	421,058
Fannie Mae, 4.14%, 8/01/20	449,830	495,586
Fannie Mae, 3.87%, 9/01/20	728,171	791,286
Fannie Mae, 2.56%, 10/01/21	246,007	243,954
Fannie Mae, 2.67%, 3/01/22	480,975	485,321
Fannie Mae, 2.73%, 4/01/23	539,279	540,770
Fannie Mae, 2.41%, 5/01/23	680,467	664,371
Fannie Mae, 2.55%, 5/01/23	586,873	578,982
Fannie Mae, 2.59%, 5/01/23	372,378	368,276
Fannie Mae, 4.5%, 5/01/25	323,336	344,872
Fannie Mae, 3%, 3/01/27 - 4/01/27	4,155,657	4,322,050
Fannie Mae, 2.5%, 5/01/28	1,183,703	1,204,083
Fannie Mae, 3.5%, 1/01/42	2,189,283	2,258,572
Fannie Mae, 3.5%, 4/01/43	1,465,847	1,511,265
Fannie Mae, TBA, 3%, 7/01/29	4,785,000	4,970,419
Fannie Mae, TBA, 4%, 7/01/44 - 8/01/44	34,000,000	36,077,438
Fannie Mae, TBA, 4.5%, 10/01/44	20,377,000	22,067,659
Freddie Mac, 3.034%, 10/25/20	1,327,000	1,386,406
Freddie Mac, 1.655%, 11/25/16	2,969,038	3,018,618
Freddie Mac, 1.426%, 8/25/17	5,495,000	5,541,422

4

MFS Government Securities Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 3.882%, 11/25/17	$2,158,000	$2,328,275
Freddie Mac, 3.154%, 2/25/18	2,151,000	2,276,543
Freddie Mac, 5%, 9/01/18 - 6/01/40	3,300,105	3,643,816
Freddie Mac, 2.303%, 9/25/18	2,800,000	2,870,456
Freddie Mac, 2.22%, 12/25/18	1,500,000	1,529,883
Freddie Mac, 2.086%, 3/25/19	2,800,000	2,831,646
Freddie Mac, 5.085%, 3/25/19	3,191,000	3,632,647
Freddie Mac, 1.883%, 5/25/19	5,750,000	5,755,417
Freddie Mac, 6%, 8/01/19 - 10/01/38	8,028,878	9,092,833
Freddie Mac, 4.186%, 8/25/19	814,000	899,116
Freddie Mac, 1.869%, 11/25/19	3,000,000	2,979,000
Freddie Mac, 4.251%, 1/25/20	1,449,000	1,606,399
Freddie Mac, 2.313%, 3/25/20	3,022,000	3,056,554
Freddie Mac, 4.224%, 3/25/20	1,911,350	2,120,417
Freddie Mac, 3.32%, 7/25/20 - 2/25/23	2,707,663	2,835,360
Freddie Mac, 5.5%, 5/01/22 - 6/01/41	6,518,538	7,317,472
Freddie Mac, 2.682%, 10/25/22	1,500,000	1,501,365
Freddie Mac, 4.5%, 11/01/22 - 8/01/40	3,317,572	3,586,544
Freddie Mac, 3.25%, 4/25/23	3,500,000	3,629,017
Freddie Mac, 3.3%, 4/25/23	1,997,044	2,076,285
Freddie Mac, 3.06%, 7/25/23	886,000	904,737
Freddie Mac, 3.458%, 8/25/23	1,852,000	1,948,141
Freddie Mac, 4%, 7/01/25 - 11/01/43	4,458,096	4,746,229
Freddie Mac, 2.5%, 2/01/28 - 7/01/28	21,151,907	21,492,652
Freddie Mac, 6.5%, 8/01/32 - 5/01/37	1,328,632	1,497,149
Freddie Mac, 3.5%, 12/01/41 - 8/01/43	25,237,323	25,979,964
Freddie Mac, 3%, 4/01/43 - 5/01/43	12,501,722	12,378,629
Freddie Mac, TBA, 4%, 7/01/44	1,255,000	1,329,516
Ginnie Mae, 5.5%, 7/15/33 - 1/20/42	4,342,095	4,870,674
Ginnie Mae, 4.5%, 8/15/39 - 9/20/41	10,453,062	11,434,361
Ginnie Mae, 4%, 10/15/39 - 4/20/41	2,211,983	2,370,264
Ginnie Mae, 3.5%, 12/15/41 - 6/20/43	19,783,181	20,639,511
Ginnie Mae, 3%, 7/20/43	5,457,757	5,519,004
Ginnie Mae, 5.612%, 4/20/58	2,010,612	2,080,887
Ginnie Mae, 6.357%, 4/20/58	1,006,734	1,059,730
Ginnie Mae, TBA, 4%, 7/01/43	13,562,000	14,485,911

		$398,864,120

Supranational – 0.1%
Inter-American Development Bank, 4.375%, 1/24/44	$1,093,000	$1,192,297

U.S. Government Agencies and Equivalents – 3.5%
Aid-Egypt, 4.45%, 9/15/15	$3,162,000	$3,317,150
Government of Ukraine, 1.844%, 5/16/19	2,527,000	2,524,150
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	2,205,000	2,209,164
Hashemite Kingdom of Jordan, 2.503%, 10/30/20	2,742,000	2,777,032
Private Export Funding Corp., 1.875%, 7/15/18	2,300,000	2,331,048
Small Business Administration, 6.35%, 4/01/21	336,671	367,544
Small Business Administration, 6.34%, 5/01/21	281,846	306,491

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 6.44%, 6/01/21	$466,806	$513,958
Small Business Administration, 6.625%, 7/01/21	593,315	649,135
Small Business Administration, 6.07%, 3/01/22	382,447	415,834
Small Business Administration, 4.98%, 11/01/23	469,645	510,557
Small Business Administration, 4.77%, 4/01/24	988,145	1,052,395
Small Business Administration, 5.52%, 6/01/24	556,767	610,362
Small Business Administration, 4.99%, 9/01/24	86,407	93,759
Small Business Administration, 5.11%, 4/01/25	810,936	877,515
Small Business Administration, 2.21%, 2/01/33	1,397,729	1,345,546
Small Business Administration, 2.22%, 3/01/33	2,479,370	2,389,531
Small Business Administration, 3.15%, 7/01/33	2,253,890	2,297,627
Small Business Administration, 3.16%, 8/01/33	1,271,986	1,298,511
Small Business Administration, 3.62%, 9/01/33	785,425	825,081
Tennessee Valley Authority, 1.75%, 10/15/18	1,889,000	1,904,227
U.S. Department of Housing & Urban Development, 6.36%, 8/01/16	290,000	290,527
U.S. Department of Housing & Urban Development, 6.59%, 8/01/16	157,000	157,229

		$29,064,373

U.S. Treasury Obligations – 37.8%
U.S. Treasury Bonds, 9.25%, 2/15/16	$19,000	$21,750
U.S. Treasury Bonds, 7.5%, 11/15/16	218,000	253,425
U.S. Treasury Bonds, 7.875%, 2/15/21	177,000	241,992
U.S. Treasury Bonds, 6.25%, 8/15/23	2,891,000	3,813,408
U.S. Treasury Bonds, 6%, 2/15/26	2,699,000	3,607,381
U.S. Treasury Bonds, 6.75%, 8/15/26	1,862,000	2,649,859
U.S. Treasury Bonds, 6.375%, 8/15/27	326,000	456,043
U.S. Treasury Bonds, 5.25%, 2/15/29	284,000	364,052
U.S. Treasury Bonds, 5%, 5/15/37	488,000	633,485
U.S. Treasury Bonds, 4.375%, 2/15/38	3,894,000	4,649,070
U.S. Treasury Bonds, 4.5%, 8/15/39	32,577,500	39,708,910
U.S. Treasury Bonds, 3.125%, 2/15/43	3,848,700	3,704,974
U.S. Treasury Notes, 4%, 2/15/15	6,718,000	6,881,489
U.S. Treasury Notes, 2.125%, 5/31/15	34,052,000	34,669,193
U.S. Treasury Notes, 2.625%, 4/30/16	201,000	209,220
U.S. Treasury Notes, 0.875%, 12/31/16	110,742,000	111,321,624
U.S. Treasury Notes, 2.625%, 4/30/18	17,249,000	18,150,536
U.S. Treasury Notes, 2.75%, 2/15/19	13,302,400	14,037,145
U.S. Treasury Notes, 3.125%, 5/15/19	4,427,000	4,747,612
U.S. Treasury Notes, 2.625%, 8/15/20	8,002,000	8,327,081

5

MFS Government Securities Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2%, 11/30/20	$4,541,000	$4,538,516
U.S. Treasury Notes, 3.125%, 5/15/21	1,901,000	2,029,466
U.S. Treasury Notes, 1.75%, 5/15/22	23,412,000	22,535,876
U.S. Treasury Notes, 2.5%, 8/15/23	22,807,000	22,942,428
U.S. Treasury Notes, 2.75%, 2/15/24	8,159,000	8,344,487

		$318,839,022

Total Bonds (Identified Cost, $789,185,184)		$814,073,092

MONEY MARKET FUNDS – 11.9%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	100,212,735	$100,212,735

Total Investments (Identified Cost, $889,397,919)		$914,285,827

OTHER ASSETS, LESS LIABILITIES – (8.5)%		(71,309,279)

Net Assets – 100.0%		$842,976,548

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced

See Notes to Financial Statements

6

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $789,185,184)	$814,073,092
Underlying affiliated funds, at cost and value	100,212,735
Total investments, at value (identified cost, $889,397,919)	$914,285,827
Cash	83,439
Receivables for
Investments sold	3,561,014
TBA sale commitments	1,419,581
Fund shares sold	3,305
Interest	3,917,358
Other assets	3,752
Total assets		$923,274,276
Liabilities
Payables for
TBA purchase commitments	$79,445,736
Fund shares reacquired	694,946
Payable to affiliates
Investment adviser	48,415
Shareholder servicing costs	194
Distribution and/or service fees	9,160
Payable for independent Trustees’ compensation	552
Accrued expenses and other liabilities	98,725
Total liabilities		$80,297,728
Net assets		$842,976,548
Net assets consist of
Paid-in capital	$809,624,773
Unrealized appreciation (depreciation) on investments	24,887,908
Accumulated net realized gain (loss) on investments	(19,177,608)
Undistributed net investment income	27,641,475
Net assets		$842,976,548
Shares of beneficial interest outstanding		64,414,127

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$508,548,213	38,728,655	$13.13
Service Class	334,428,335	25,685,472	13.02

See Notes to Financial Statements

7

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Interest	$11,037,838
Dividends from underlying affiliated funds	42,919
Total investment income		$11,080,757
Expenses
Management fee	$2,311,209
Distribution and/or service fees	418,143
Shareholder servicing costs	8,042
Administrative services fee	54,547
Independent Trustees’ compensation	8,405
Custodian fee	44,640
Shareholder communications	18,473
Audit and tax fees	29,872
Legal fees	4,843
Miscellaneous	15,618
Total expenses		$2,913,792
Fees paid indirectly	(51)
Reduction of expenses by investment adviser	(16,242)
Net expenses		$2,897,499
Net investment income		$8,183,258
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)		$182,906
Change in unrealized appreciation (depreciation) on investments		$17,908,954
Net realized and unrealized gain (loss) on investments		$18,091,860
Change in net assets from operations		$26,275,118

See Notes to Financial Statements

8

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$8,183,258	$15,967,222
Net realized gain (loss) on investments	182,906	(8,435,679)
Net unrealized gain (loss) on investments	17,908,954	(32,596,081)
Change in net assets from operations	$26,275,118	$(25,064,538)
Distributions declared to shareholders
From net investment income	$—	$(18,857,056)
From net realized gain on investments	—	(7,216,557)
Total distributions declared to shareholders	$—	$(26,073,613)
Change in net assets from fund share transactions	$(42,033,633)	$(31,844,770)
Total change in net assets	$(15,758,515)	$(82,982,921)
Net assets
At beginning of period	858,735,063	941,717,984
At end of period (including undistributed net investment income of $27,641,475 and $19,458,217, respectively)	$842,976,548	$858,735,063

See Notes to Financial Statements

9

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011		2010	2009
	(unaudited)
Net asset value, beginning of period	$12.73		$13.49	$13.72	$13.27		$13.14	$13.23
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.25	$0.32	$0.39		$0.45	$0.50
Net realized and unrealized gain (loss) on investments	0.27		(0.60)	0.03 (g)	0.58		0.16	0.08
Total from investment operations	$0.40		$(0.35)	$0.35	$0.97		$0.61	$0.58
Less distributions declared to shareholders
From net investment income	$—		$(0.30)	$(0.45)	$(0.52)		$(0.48)	$(0.67)
From net realized gain on investments	—		(0.11)	(0.13)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.41)	$(0.58)	$(0.52)		$(0.48)	$(0.67)
Net asset value, end of period (x)	$13.13		$12.73	$13.49	$13.72		$13.27	$13.14
Total return (%) (k)(r)(s)(x)	3.14	(n)	(2.59)	2.53	7.40		4.75	4.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	(a)	0.60	0.60	0.63		0.64	0.64
Expenses after expense reductions (f)	0.59	(a)	0.59	0.60	N/A		N/A	N/A
Net investment income	2.05	(a)	1.89	2.33	2.88		3.39	3.85
Portfolio turnover	24	(n)	130	78	29		36	36
Net assets at end of period (000 omitted)	$508,548		$510,317	$537,397	$264,328		$227,694	$250,133

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011		2010	2009
	(unaudited)
Net asset value, beginning of period	$12.63		$13.39	$13.62	$13.18		$13.06	$13.15
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.21	$0.29	$0.35		$0.41	$0.46
Net realized and unrealized gain (loss) on investments	0.28		(0.60)	0.02 (g)	0.57		0.17	0.08
Total from investment operations	$0.39		$(0.39)	$0.31	$0.92		$0.58	$0.54
Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.41)	$(0.48)		$(0.46)	$(0.63)
From net realized gain on investments	—		(0.11)	(0.13)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.37)	$(0.54)	$(0.48)		$(0.46)	$(0.63)
Net asset value, end of period (x)	$13.02		$12.63	$13.39	$13.62		$13.18	$13.06
Total return (%) (k)(r)(s)(x)	3.09	(n)	(2.90)	2.27	7.11		4.49	4.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.85	0.85	0.88		0.89	0.89
Expenses after expense reductions (f)	0.84	(a)	0.84	0.85	N/A		N/A	N/A
Net investment income	1.80	(a)	1.63	2.16	2.64		3.13	3.54
Portfolio turnover	24	(n)	130	78	29		36	36
Net assets at end of period (000 omitted)	$334,428		$348,419	$404,321	$420,164		$440,930	$417,263

See Notes to Financial Statements

10

MFS Government Securities Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Government Securities Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Government Securities Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$381,357,149	$—	$381,357,149
Non-U.S. Sovereign Debt	—	1,192,297	—	1,192,297
U.S. Corporate Bonds	—	4,881,961	—	4,881,961
Residential Mortgage-Backed Securities	—	398,864,120	—	398,864,120
Commercial Mortgage-Backed Securities	—	27,777,565	—	27,777,565
Mutual Funds	100,212,735	—	—	100,212,735
Total Investments	$100,212,735	$814,073,092	$—	$914,285,827

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase commitments and TBA sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This

13

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$21,591,850
Long-term capital gains	4,481,763
Total distributions	$26,073,613

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$899,094,864
Gross appreciation	22,648,670
Gross depreciation	(7,457,707)
Net unrealized appreciation (depreciation)	$15,190,963

As of 12/31/13
Undistributed ordinary income	19,458,217
Capital loss carryforwards	(9,945,371)
Other temporary differences	(69,733)
Net unrealized appreciation (depreciation)	(2,366,456)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(7,395,928)
Long-Term	(2,549,443)
Total	$(9,945,371)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

14

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/14	Year ended 12/31/13	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$11,556,212	$—	$4,192,554
Service Class	—	7,300,844	—	3,024,003
Total	$—	$18,857,056	$—	$7,216,557

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.55%
Average daily net assets in excess of $1 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $15,341, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.55% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such that total annual operating expenses do not exceed 0.61% of average daily net assets for the Initial Class shares and 0.86% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016. For the six months ended June 30, 2014, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $7,982, which equated to 0.0019% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $60.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0130% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer

15

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,919 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $901, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$182,445,676	$222,721,617
Investments (non-U.S. Government securities)	$12,258,697	$3,167,867

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	698,840	$9,039,617	3,159,387	$41,290,278
Service Class	1,027,139	13,260,909	3,693,154	47,861,441
	1,725,979	$22,300,526	6,852,541	$89,151,719
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,250,895	$15,748,766
Service Class	—	—	825,327	10,324,847
	—	$—	2,076,222	$26,073,613
Shares reacquired
Initial Class	(2,072,613)	$(26,836,935)	(4,136,579)	$(54,381,379)
Service Class	(2,920,348)	(37,497,224)	(7,128,122)	(92,688,723)
	(4,992,961)	$(64,334,159)	(11,264,701)	$(147,070,102)
Net change
Initial Class	(1,373,773)	$(17,797,318)	273,703	$2,657,665
Service Class	(1,893,209)	(24,236,315)	(2,609,641)	(34,502,435)
	(3,266,982)	$(42,033,633)	(2,335,938)	$(31,844,770)
The fund is one of several mutual funds in which certain of the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of approximately 27%, and 10%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $1,733 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

16

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	94,206,127	83,893,410	(77,886,802)	100,212,735

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$42,919	$100,212,735

17

MFS Government Securities Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

18

SEMIANNUAL REPORT

June 30, 2014

MFS® EMERGING MARKETS EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

FCE-SEM

MFS® EMERGING MARKETS EQUITY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Emerging Markets Equity Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Emerging Markets Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8%
Naspers Ltd.	3.0%
Housing Development Finance Corp. Ltd.	2.9%
Kia Motors Corp.	2.8%
Cognizant Technology Solutions Corp., “A”	2.6%
Samsung Electronics Co. Ltd.	2.4%
MediaTek, Inc.	2.3%
Kasikornbank PLC, NVDR	2.1%
Li & Fung Ltd.	1.9%
Guangzhou Automobile Group Co. Ltd., “H”	1.8%

Equity sectors
Financial Services	24.1%
Technology	15.2%
Retailing	8.9%
Energy	8.1%
Utilities & Communications	7.8%
Autos & Housing	7.0%
Consumer Staples	6.6%
Leisure	6.0%
Special Products & Services	5.3%
Basic Materials	3.8%
Industrial Goods & Services	2.6%
Health Care	2.0%
Transportation	1.6%

Issuer country weightings (x)
Brazil	11.9%
Taiwan	11.8%
China	10.6%
South Korea	9.4%
Hong Kong	7.3%
Mexico	6.9%
India	6.3%
Russia	5.7%
South Africa	5.4%
Other Countries	24.7%

Currency exposure weightings (y)
Hong Kong Dollar	17.9%
Brazilian Real	11.9%
Taiwan Dollar	11.8%
South Korean Won	9.4%
Mexican Peso	6.9%
Indian Rupee	6.3%
United States Dollar	6.3%
Russian Ruble	5.7%
South African Rand	5.4%
Other Currencies	18.4%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS Emerging Markets Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	1.40%	$1,000.00	$1,046.14	$7.10
	Hypothetical (h)	1.40%	$1,000.00	$1,017.85	$7.00
Service Class	Actual	1.65%	$1,000.00	$1,044.79	$8.37
	Hypothetical (h)	1.65%	$1,000.00	$1,016.61	$8.25

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Emerging Markets Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.0%
Airlines – 0.4%
Copa Holdings S.A., “A”	2,253	$321,210

Alcoholic Beverages – 2.9%
AmBev S.A., ADR	137,381	$967,162
SABMiller PLC	25,413	1,473,502

		$2,440,664

Apparel Manufacturers – 4.0%
Belle International Holdings Ltd.	610,000	$676,868
Li & Fung Ltd.	1,046,000	1,549,350
Stella International Holdings	396,500	1,076,890

		$3,303,108

Automotive – 4.6%
Guangzhou Automobile Group Co. Ltd., “H”	1,322,000	$1,531,735
Kia Motors Corp.	40,852	2,285,257

		$3,816,992

Brokerage & Asset Managers – 1.4%
BM&F Bovespa S.A.	154,804	$812,029
Bolsa Mexicana de Valores S.A. de C.V.	160,395	340,237

		$1,152,266

Business Services – 2.6%
Cognizant Technology Solutions Corp., “A” (a)	44,197	$2,161,675

Cable TV – 4.2%
Astro Malaysia Holdings Berhad	930,500	$1,017,146
Naspers Ltd.	21,105	2,484,575

		$3,501,721

Computer Software – Systems – 1.0%
Hon Hai Precision Industry Co. Ltd.	241,009	$807,184

Conglomerates – 1.0%
First Pacific Co. Ltd.	707,400	$790,422

Construction – 2.4%
Anhui Conch Cement Co. Ltd.	232,500	$797,959
CEMEX S.A. de C.V., ADR (a)	35,447	468,964
Grasim Industries Ltd.	2,301	131,243
Techtronic Industries Co. Ltd.	181,000	580,338

		$1,978,504

Consumer Products – 1.6%
Dabur India Ltd.	344,709	$1,074,619
Kimberly-Clark de Mexico S.A. de C.V., “A”	85,839	240,245

		$1,314,864

Consumer Services – 1.7%
Abril Educacao S.A., IEU	19,142	$301,663
Estacio Participacoes S.A.	58,907	779,828
Kroton Educacional S.A.	12,143	340,521

		$1,422,012

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Containers – 0.3%
Klabin S.A., IEU	55,454	$278,588

Electronics – 11.6%
MediaTek, Inc.	111,000	$1,877,386
Samsung Electronics Co. Ltd.	1,541	2,013,443
Seoul Semiconductor Co. Ltd.	12,739	479,695
Siliconware Precision Industries Co. Ltd.	779,000	1,279,722
Taiwan Semiconductor Manufacturing Co. Ltd.	935,258	3,962,427

		$9,612,673

Energy – Independent – 3.9%
China Shenhua Energy Co. Ltd. (a)	393,500	$1,137,283
Gran Tierra Energy, Inc. (a)	60,658	492,859
INPEX Corp.	59,800	909,057
Reliance Industries Ltd.	42,417	716,106

		$3,255,305

Energy – Integrated – 3.1%
OAO Gazprom, ADR	69,552	$606,146
OAO NOVATEK, GDR	6,458	803,375
Petroleo Brasileiro S.A., ADR	77,366	1,131,865

		$2,541,386

Engineering – Construction – 1.1%
Mills Estruturas e Servicos de Engenharia S.A.	55,980	$656,964
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	19,291	257,749

		$914,713

Food & Beverages – 2.1%
Arca Continental S.A.B de C.V.	57,743	$391,274
BRF S.A.	12,481	301,645
Grupo Lala S.A.B. de C.V.	117,273	308,696
M. Dias Branco S.A. Industria e Comercio de Alimentos	11,747	519,537
Want Want China Holdings Ltd.	153,000	219,914

		$1,741,066

Food & Drug Stores – 3.2%
Dairy Farm International Holdings Ltd.	45,900	$489,294
E-Mart Co. Ltd.	3,718	852,516
Magnit OJSC	4,140	1,079,629
Wumart Stores, Inc., “H”	287,000	223,293

		$2,644,732

Gaming & Lodging – 1.3%
Minor International PLC	950,330	$856,483
Shangri-La Asia Ltd.	144,000	225,557

		$1,082,040

General Merchandise – 1.7%
PT Mitra Adiperkasa Tbk	312,500	$126,002
S.A.C.I. Falabella	35,963	325,804

4

MFS Emerging Markets Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – continued
Woolworths Ltd.	130,650	$960,066

		$1,411,872

Health Maintenance Organizations – 1.0%
OdontoPrev S.A.	111,088	$477,636
Qualicorp S.A. (a)	28,264	333,872

		$811,508

Insurance – 2.7%
Brasil Insurance Participacoes e Administracao S.A.	79,682	$387,681
Cathay Financial Holding Co. Ltd.	543,000	848,381
China Pacific Insurance Co. Ltd.	284,600	1,004,311

		$2,240,373

Internet – 2.0%
51job, Inc., ADR (a)	8,352	$550,898
NAVER Corp.	1,359	1,121,531

		$1,672,429

Machinery & Tools – 1.5%
Glory Ltd.	24,700	$804,600
Haitian International Holdings Ltd.	46,000	107,427
TK Corp. (a)	22,510	359,297

		$1,271,324

Major Banks – 1.8%
Banco do Brasil S.A.	39,868	$448,391
Standard Chartered PLC	51,843	1,054,867

		$1,503,258

Medical Equipment – 0.4%
Top Glove Corp.	262,400	$373,456

Metals & Mining – 2.7%
Gerdau S.A., ADR	51,383	$302,646
Grupo Mexico S.A.B. de C.V., “B”	205,411	684,466
Iluka Resources Ltd.	52,299	400,934
Vale S.A., ADR	62,677	829,217

		$2,217,263

Network & Telecom – 0.6%
VTech Holdings Ltd.	37,500	$498,361

Oil Services – 1.2%
Lamprell PLC (a)	211,118	$561,833
OAO TMK, GDR	41,445	402,017

		$963,850

Other Banks & Diversified Financials – 15.6%
Banco De Oro Unibank, Inc.	547,940	$1,173,709
Bancolombia S.A., ADR	5,912	341,714
China Construction Bank	1,848,670	1,397,761
Credicorp Ltd.	5,389	837,828
E.Sun Financial Holding Co. Ltd.	1,558,272	999,428
Gentera S.A.B. de C.V.	124,771	240,434
Grupo Financiero Banorte S.A. de C.V.	59,410	424,916

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
Housing Development Finance Corp. Ltd.	144,858	$2,390,536
Itau Unibanco Holding S.A., ADR	28,239	406,077
Kasikornbank Co. Ltd.	62,100	392,251
Kasikornbank PLC, NVDR	274,300	1,724,147
Komercni Banka A.S.	3,520	809,587
Sberbank of Russia (a)	485,758	1,208,140
Turkiye Garanti Bankasi A.S.	148,915	582,699

		$12,929,227

Pharmaceuticals – 0.5%
Genomma Lab Internacional S.A., “B” (a)	164,251	$445,523

Railroad & Shipping – 1.2%
CCR S.A.	42,476	$346,037
Diana Shipping, Inc. (a)	54,371	592,100
Pacific Basin Shipping Ltd.	106,015	65,931

		$1,004,068

Real Estate – 2.7%
Concentradora Fibra Danhos S.A. de C.V., REIT	199,275	$536,991
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	266,387	482,119
Hang Lung Properties Ltd.	247,000	761,677
Macquarie Mexico Real Estate S.A. de C.V., REIT	214,045	443,648

		$2,224,435

Restaurants – 0.4%
Ajisen China Holdings Ltd.	464,000	$360,405

Specialty Chemicals – 0.8%
LG Chemical Ltd.	2,304	$674,030

Telecommunications – Wireless – 5.2%
America Movil S.A.B. de C.V., “L”, ADR	23,210	$481,608
China Mobile Ltd.	84,000	815,029
Mobile TeleSystems OJSC, ADR	33,362	658,566
MTN Group Ltd.	49,233	1,036,925
Turkcell Iletisim Hizmetleri A.S. (a)	214,462	1,341,273

		$4,333,401

Telephone Services – 1.2%
PT XL Axiata Tbk	1,348,000	$579,903
Telekomunikacja Polska S.A.	133,767	427,258

		$1,007,161

Utilities – Electric Power – 1.4%
Alupar Investimento S.A., IEU	37,779	$276,995
CESC Ltd.	76,671	901,007

		$1,178,002

Total Common Stocks (Identified Cost, $65,223,050)		$82,201,071

5

MFS Emerging Markets Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 1.0%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	800,587	$800,587

Total Investments (Identified Cost, $66,023,637)		$83,001,658

OTHER ASSETS, LESS LIABILITIES – 0.0%		5,644

Net Assets – 100.0%		$83,007,302

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

IEU	International Equity Unit

NVDR	Non-Voting Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $65,223,050)	$82,201,071
Underlying affiliated funds, at cost and value	800,587
Total investments, at value (identified cost, $66,023,637)	$83,001,658
Foreign currency, at value (identified cost, $132,156)	132,068
Receivables for
Investments sold	944,289
Fund shares sold	16,471
Dividends	172,939
Other assets	577
Total assets		$84,268,002
Liabilities
Payable to custodian	$20
Payables for
Investments purchased	602,467
Fund shares reacquired	421,564
Payable to affiliates
Investment adviser	3,427
Shareholder servicing costs	166
Distribution and/or service fees	1,162
Payable for independent Trustees’ compensation	51
Deferred country tax expense payable	140,739
Accrued expenses and other liabilities	91,104
Total liabilities		$1,260,700
Net assets		$83,007,302
Net assets consist of
Paid-in capital	$69,274,693
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $139,613 deferred country tax)	16,835,399
Accumulated net realized gain (loss) on investments and foreign currency	(3,858,502)
Undistributed net investment income	755,712
Net assets		$83,007,302
Shares of beneficial interest outstanding		5,513,590

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$40,462,225	2,663,964	$15.19
Service Class	42,545,077	2,849,626	14.93

See Notes to Financial Statements

7

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Dividends	$1,036,744
Interest	647
Dividends from underlying affiliated funds	325
Foreign taxes withheld	(85,589)
Total investment income		$952,127
Expenses
Management fee	$423,478
Distribution and/or service fees	47,707
Shareholder servicing costs	6,623
Administrative services fee	10,477
Independent Trustees’ compensation	1,373
Custodian fee	82,154
Shareholder communications	6,517
Audit and tax fees	48,419
Legal fees	466
Miscellaneous	6,156
Total expenses		$633,370
Fees paid indirectly	(2)
Reduction of expenses by investment adviser	(20,864)
Net expenses		$612,504
Net investment income		$339,623
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(1,005,132)
Foreign currency	(1,464)
Net realized gain (loss) on investments and foreign currency		$(1,006,596)
Change in unrealized appreciation (depreciation)
Investments (net of $107,853 increase in deferred country tax)	$4,341,530
Translation of assets and liabilities in foreign currencies	(2,409)
Net unrealized gain (loss) on investments and foreign currency translation		$4,339,121
Net realized and unrealized gain (loss) on investments and foreign currency		$3,332,525
Change in net assets from operations		$3,672,148

See Notes to Financial Statements

8

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$339,623	$598,188
Net realized gain (loss) on investments and foreign currency	(1,006,596)	1,670,102
Net unrealized gain (loss) on investments and foreign currency translation	4,339,121	(6,905,299)
Change in net assets from operations	$3,672,148	$(4,637,009)
Distributions declared to shareholders
From net investment income	$—	$(1,339,009)
Change in net assets from fund share transactions	$(5,575,282)	$1,220,865
Total change in net assets	$(1,903,134)	$(4,755,153)
Net assets
At beginning of period	84,910,436	89,665,589
At end of period (including undistributed net investment income of $755,712 and $416,089, respectively)	$83,007,302	$84,910,436

See Notes to Financial Statements

9

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$14.51		$15.56	$13.84	$17.88	$14.54	$8.88
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.12	$0.18	$0.21	$0.13	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.61		(0.93)	2.35	(3.46)	3.31	5.80
Total from investment operations	$0.68		$(0.81)	$2.53	$(3.25)	$3.44	$5.94
Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.17)	$(0.09)	$(0.10)	$(0.28)
From net realized gain on investments	—		—	(0.64)	(0.70)	—	—
Total distributions declared to shareholders	$—		$(0.24)	$(0.81)	$(0.79)	$(0.10)	$(0.28)
Net asset value, end of period (x)	$15.19		$14.51	$15.56	$13.84	$17.88	$14.54
Total return (%) (k)(r)(s)(x)	4.69	(n)	(5.09)	18.76	(18.58)	23.82	68.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.45	(a)	1.46	1.35	1.36	1.55	1.71
Expenses after expense reductions (f)	1.40	(a)	1.40	1.35	1.36	1.40	1.40
Net investment income	0.95	(a)	0.78	1.23	1.28	0.86	1.24
Portfolio turnover	24	(n)	36	33	34	39	66
Net assets at end of period (000 omitted)	$40,462		$45,293	$48,803	$88,928	$99,316	$71,026

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$14.29		$15.32	$13.64	$17.64	$14.36	$8.76
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.08	$0.13	$0.16	$0.09	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.59		(0.90)	2.32	(3.40)	3.28	5.73
Total from investment operations	$0.64		$(0.82)	$2.45	$(3.24)	$3.37	$5.84
Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.13)	$(0.06)	$(0.09)	$(0.24)
From net realized gain on investments	—		—	(0.64)	(0.70)	—	—
Total distributions declared to shareholders	$—		$(0.21)	$(0.77)	$(0.76)	$(0.09)	$(0.24)
Net asset value, end of period (x)	$14.93		$14.29	$15.32	$13.64	$17.64	$14.36
Total return (%) (k)(r)(s)(x)	4.48	(n)	(5.28)	18.45	(18.77)	23.54	68.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.71	1.60	1.61	1.80	1.95
Expenses after expense reductions (f)	1.65	(a)	1.65	1.60	1.61	1.65	1.65
Net investment income	0.73	(a)	0.56	0.90	1.02	0.62	0.93
Portfolio turnover	24	(n)	36	33	34	39	66
Net assets at end of period (000 omitted)	$42,545		$39,617	$40,863	$36,618	$37,146	$25,363

See Notes to Financial Statements

10

MFS Emerging Markets Equity Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Emerging Markets Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Emerging Markets Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a

12

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$9,898,352	$—	$—	$9,898,352
Taiwan	9,774,528	—	—	9,774,528
China	8,822,882	—	—	8,822,882
South Korea	7,785,771	—	—	7,785,771
Hong Kong	6,037,819	—	—	6,037,819
Mexico	5,746,870	—	—	5,746,870
India	5,213,511	—	—	5,213,511
Russia	2,470,103	2,287,769	—	4,757,872
South Africa	4,481,566	—	—	4,481,566
Other Countries	18,825,417	856,483	—	19,681,900
Mutual Funds	800,587	—	—	800,587
Total Investments	$79,857,406	$3,144,252	$—	$83,001,658

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $11,632,386 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

13

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and passive foreign investment companies.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$1,339,009

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$67,557,884
Gross appreciation	17,883,754
Gross depreciation	(2,439,980)
Net unrealized appreciation (depreciation)	$15,443,774

As of 12/31/13
Undistributed ordinary income	417,077
Capital loss carryforwards	(1,263,124)
Other temporary differences	(87,883)
Net unrealized appreciation (depreciation)	10,994,391

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(547,681)
Long-Term	(715,443)
Total	$(1,263,124)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

14

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$737,887
Service Class	—	601,122
Total	$—	$1,339,009

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	1.05%
Average daily net assets in excess of $500 million	1.00%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $1,486, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 1.05% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.40% of average daily net assets for the Initial Class shares and 1.65% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016. For the six months ended June 30, 2014, this reduction amounted to $19,292 and is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $6,556, which equated to 0.0163% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $67.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0260% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer

15

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $180 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $86, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than short-term obligations, aggregated $19,307,255 and $25,873,199, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	168,625	$2,359,461	435,731	$6,398,926
Service Class	713,713	9,970,785	993,565	14,312,278
	882,338	$12,330,246	1,429,296	$20,711,204
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	54,862	$737,887
Service Class	—	—	45,368	601,122
	—	$—	100,230	$1,339,009
Shares reacquired
Initial Class	(626,559)	$(9,069,608)	(505,032)	$(7,399,172)
Service Class	(636,455)	(8,835,920)	(934,004)	(13,430,176)
	(1,263,014)	$(17,905,528)	(1,439,036)	$(20,829,348)
Net change
Initial Class	(457,934)	$(6,710,147)	(14,439)	$(262,359)
Service Class	77,258	1,134,865	104,929	1,483,224
	(380,676)	$(5,575,282)	90,490	$1,220,865

The fund is one of several mutual funds in which certain of the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Portfolio was the owner of record of approximately 7% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $171 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

16

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	165,075	14,518,718	(13,883,206)	800,587

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$325	$800,587

17

MFS Emerging Markets Equity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

18

SEMIANNUAL REPORT

June 30, 2014

MFS® STRATEGIC INCOME PORTFOLIO

MFS® Variable Insurance Trust II

SIS-SEM

MFS® STRATEGIC INCOME PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Strategic Income Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

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MFS Strategic Income Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	47.5%
High Yield Corporates	33.6%
Non-U.S. Government Bonds	10.2%
Emerging Markets Bonds	4.0%
Floating Rate Loans	1.4%
Commercial Mortgage-Backed Securities	1.1%
U.S. Government Agencies	0.9%
Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.5%
Municipal Bonds	0.4%
Collateralized Debt Obligations (o)	0.0%
U.S. Treasury Securities	(9.7)%

Composition including fixed income credit quality (a)(i)
AAA	2.8%
AA	3.6%
A	17.5%
BBB	37.0%
BB	15.5%
B	17.0%
CCC	4.4%
CC (o)	0.0%
C	0.3%
Federal Agencies	1.5%
Not Rated	(9.1)%
Non-Fixed Income	0.2%
Cash & Other	9.3%

Portfolio facts (i)
Average Duration (d)	4.5
Average Effective Maturity (m)	7.0 yrs.

Issuer country weightings (i)(x)
United States	67.4%
United Kingdom	4.7%
France	3.5%
Italy	3.2%
Canada	3.1%
Netherlands	2.7%
Japan	2.1%
Australia	1.6%
Luxembourg	1.2%
Other Countries	10.5%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

2

MFS Strategic Income Portfolio

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages reflect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not to the exposure from investing directly in the MFS High Yield Pooled Portfolio itself.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

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MFS Strategic Income Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.80%	$1,000.00	$1,045.95	$4.06
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
Service Class	Actual	1.05%	$1,000.00	$1,045.32	$5.32
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

4

MFS Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 65.4%
Asset-Backed & Securitized – 1.6%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.749%, 12/28/40 (z)	$298,282	$198,355
Capital Trust Realty Ltd., CDO, 5.16%, 6/25/35 (n)	2,036	2,093
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.05%, 9/15/39	151,476	166,722
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)	537,211	26,861
Falcon Franchise Loan LLC, FRN, 11.588%, 1/05/23 (i)(z)	64,983	5,394
Falcon Franchise Loan LLC, FRN, 16.08%, 1/05/25 (i)(z)	70,100	22,257
First Union National Bank Commercial Mortgage Trust, FRN, 1.63%, 1/12/43 (d)(i)(q)(z)	53,622	69
First Union-Lehman Brothers Bank of America, FRN, 0.711%, 11/18/35 (i)	1,194,458	21,848
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 1/16/46 (n)	150,000	150,075
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.99%, 6/15/49	293,049	311,836
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.248%, 2/18/30 (i)	65,356	1,605
Morgan Stanley Capital I Trust, “AM”, FRN, 5.869%, 4/15/49	300,000	319,492
Morgan Stanley Capital I, Inc., FRN, 1.413%, 4/28/39 (i)(z)	900,361	5,852

		$1,232,459

Automotive – 0.6%
Delphi Corp., 5%, 2/15/23	$35,000	$37,625
Hyundai Capital America, 1.875%, 8/09/16 (n)	180,000	182,649
TRW Automotive, Inc., 4.45%, 12/01/23 (n)	203,000	208,075

		$428,349

Biotechnology – 0.4%
Life Technologies Corp., 6%, 3/01/20	$240,000	$280,509

Broadcasting – 0.4%
CBS Corp., 5.75%, 4/15/20	$60,000	$69,532
News America, Inc., 8.5%, 2/23/25	85,000	112,924
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	102,000	102,727

		$285,183

Brokerage & Asset Managers – 0.8%
Blackstone Holdings Finance Co. LLC, 4.75%, 2/15/23 (n)	$245,000	$267,489
TD Ameritrade Holding Corp., 5.6%, 12/01/19	285,000	332,065

		$599,554

Issuer	Shares/Par	Value ($)

BONDS – continued
Building – 1.2%
CRH PLC, 8.125%, 7/15/18	$200,000	$245,875
Martin Marietta Materials, Inc., 4.25%, 7/02/24 (z)	215,000	216,614
Martin Marietta Materials, Inc., FRN, 1.33%, 6/30/17 (z)	300,000	299,824
Owens Corning, Inc., 4.2%, 12/15/22	105,000	107,818

		$870,131

Cable TV – 1.1%
Cox Communications, Inc., 3.25%, 12/15/22 (n)	$306,000	$299,651
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	104,000	103,125
Time Warner Cable, Inc., 8.25%, 4/01/19	310,000	392,810

		$795,586

Chemicals – 0.9%
Dow Chemical Co., 8.55%, 5/15/19	$430,000	$552,666
Sociedad Quimica y Minera de Chile S.A., 5.5%, 4/21/20 (n)	100,000	108,482

		$661,148

Computer Software – 0.3%
Oracle Corp., 5.375%, 7/15/40	$169,000	$192,113

Computer Software – Systems – 0.1%
Seagate HDD Cayman, 3.75%, 11/15/18 (n)	$107,000	$109,408

Consumer Products – 0.9%
Mattel, Inc., 5.45%, 11/01/41	$124,000	$134,507
Newell Rubbermaid, Inc., 4.7%, 8/15/20	219,000	237,313
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	259,000	265,301

		$637,121

Consumer Services – 0.5%
Experian Finance PLC, 2.375%, 6/15/17 (n)	$400,000	$408,762

Defense Electronics – 0.7%
BAE Systems Holdings, Inc., 5.2%, 8/15/15 (n)	$381,000	$398,483
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	100,000	115,312

		$513,795

Electrical Equipment – 0.1%
Arrow Electronics, Inc., 3%, 3/01/18	$84,000	$86,848

Electronics – 0.1%
Tyco Electronics Group S.A., 3.5%, 2/03/22	$79,000	$80,711

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MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Emerging Market Quasi-Sovereign – 1.3%
Ecopetrol S.A., 5.875%, 5/28/45	$5,000	$5,171
Gaz Capital S.A., 4.95%, 2/06/28 (n)	200,000	186,500
IIRSA Norte Finance Ltd., 8.75%, 5/30/24	197,842	234,442
Petroleos Mexicanos, 5.5%, 1/21/21	216,000	242,460
Petroleos Mexicanos, 4.875%, 1/24/22	64,000	69,235
Petroleos Mexicanos, 4.875%, 1/18/24 (n)	10,000	10,725
Petroleos Mexicanos, 6.5%, 6/02/41	80,000	93,000
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	112,000	118,720

		$960,253

Emerging Market Sovereign – 0.3%
Oriental Republic of Uruguay, 4.5%, 8/14/24	$11,000	$11,671
Republic of Hungary, 5.375%, 2/21/23	14,000	15,068
Republic of Philippines, 6.375%, 10/23/34	100,000	126,000
Republic of Poland, 5%, 3/23/22	37,000	41,126
Republic of Romania, 4.375%, 8/22/23 (n)	8,000	8,198
Republic of Romania, 4.875%, 1/22/24 (n)	8,000	8,510
United Mexican States, 4%, 10/02/23	4,000	4,204

		$214,777

Energy – Independent – 0.3%
EQT Corp., 4.875%, 11/15/21	$122,000	$133,335
Hess Corp., 8.125%, 2/15/19	90,000	113,217

		$246,552

Energy – Integrated – 1.0%
BP Capital Markets PLC, 4.5%, 10/01/20	$75,000	$82,985
BP Capital Markets PLC, 4.742%, 3/11/21	220,000	246,658
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)	115,000	127,650
Petro-Canada Financial Partnership, 5%, 11/15/14	280,000	284,645

		$741,938

Financial Institutions – 1.7%
CIT Group, Inc., 3.875%, 2/19/19	$450,000	$457,020
General Electric Capital Corp., 6%, 8/07/19	80,000	94,764
General Electric Capital Corp., 5.5%, 1/08/20	205,000	237,638
General Electric Capital Corp., 3.15%, 9/07/22	187,000	187,854
General Electric Capital Corp., 3.1%, 1/09/23	125,000	124,019
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	200,000	208,244

		$1,309,539

Food & Beverages – 2.6%
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.375%, 11/01/22	$221,000	$197,243
Conagra Foods, Inc., 3.2%, 1/25/23	190,000	183,135
Kerry Group Financial Services, 3.2%, 4/09/23 (n)	320,000	309,829
Kraft Foods Group, Inc., 6.125%, 8/23/18	250,000	290,167

Issuer	Shares/Par		Value ($)

BONDS – continued
Food & Beverages – continued
Mead Johnson Nutrition Co., “A”, 4.9%, 11/01/19		$69,000	$76,669
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)		205,000	212,270
Tyson Foods, Inc., 6.6%, 4/01/16		190,000	208,120
Tyson Foods, Inc., 4.5%, 6/15/22		124,000	130,037
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)		91,000	92,430
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)		277,000	286,791

			$1,986,691

Forest & Paper Products – 0.4%
Georgia-Pacific LLC, 3.734%, 7/15/23 (n)		$263,000	$269,451

Gaming & Lodging – 0.5%
Wyndham Worldwide Corp., 5.625%, 3/01/21		$320,000	$360,662

Insurance – 2.2%
American International Group, Inc., 5.85%, 1/16/18		$139,000	$158,680
American International Group, Inc., 3.375%, 8/15/20		190,000	197,435
MetLife, Inc., 1.756%, 12/15/17		51,000	51,521
Principal Financial Group, Inc., 8.875%, 5/15/19		210,000	271,124
Prudential Financial, Inc., 6.2%, 1/15/15		210,000	216,393
Unum Group, 7.125%, 9/30/16		250,000	283,151
Unum Group, 4%, 3/15/24		323,000	333,325
Voya Financial, Inc., 2.9%, 2/15/18		107,000	110,878

			$1,622,507

Insurance – Property & Casualty – 1.9%
Aon Corp., 3.5%, 9/30/15		$270,000	$279,265
AXIS Capital Holdings Ltd., 5.75%, 12/01/14		335,000	342,127
AXIS Capital Holdings Ltd., 5.875%, 6/01/20		90,000	103,347
CNA Financial Corp., 5.875%, 8/15/20		260,000	304,250
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (n)		187,000	204,533
PartnerRe Ltd., 5.5%, 6/01/20		173,000	196,779

			$1,430,301

International Market Quasi-Sovereign – 0.9%
EDF Energies Nouvelles S.A., 6.5%, 1/26/19 (n)		$350,000	$417,062
Eksportfinans A.S.A., 5.5%, 5/25/16		240,000	255,600

			$672,662

International Market Sovereign – 9.1%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	165,000	$179,385
Federal Republic of Germany, 4.25%, 7/04/18	EUR	180,000	286,620
Federal Republic of Germany, 3.25%, 7/04/21	EUR	55,000	88,453

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MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
Federal Republic of Germany, 6.25%, 1/04/30	EUR	116,000	$252,903
Government of Canada, 4.5%, 6/01/15	CAD	156,000	150,848
Government of Canada, 4.25%, 6/01/18	CAD	49,000	50,905
Government of Canada, 3.25%, 6/01/21	CAD	72,000	73,632
Government of Canada, 5.75%, 6/01/33	CAD	28,000	38,145
Government of Japan, 1.1%, 6/20/20	JPY	45,500,000	472,559
Government of Japan, 2.1%, 9/20/24	JPY	14,750,000	167,352
Government of Japan, 2.2%, 9/20/27	JPY	35,550,000	411,006
Government of Japan, 2.4%, 3/20/37	JPY	36,350,000	418,278
Government of Japan, 1.8%, 3/20/43	JPY	12,050,000	122,577
Government of New Zealand, 5%, 3/15/19	NZD	88,000	79,986
Kingdom of Belgium, 5.5%, 9/28/17	EUR	233,000	372,931
Kingdom of Belgium, 4.25%, 9/28/21	EUR	86,000	143,795
Kingdom of Denmark, 3%, 11/15/21	DKK	359,000	75,692
Kingdom of Spain, 5.4%, 1/31/23	EUR	26,000	43,731
Kingdom of Spain, 4.6%, 7/30/19	EUR	337,000	534,825
Kingdom of Sweden, 5%, 12/01/20	SEK	465,000	85,483
Kingdom of Sweden, 3.5%, 6/01/22	SEK	155,000	26,627
Kingdom of the Netherlands, 3.5%, 7/15/20	EUR	46,000	73,367
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	93,000	183,486
Republic of Austria, 4.65%, 1/15/18	EUR	145,000	229,284
Republic of Finland, 3.875%, 9/15/17	EUR	67,000	102,494
Republic of France, 6%, 10/25/25	EUR	67,000	131,256
Republic of France, 4.75%, 4/25/35	EUR	140,000	262,651
Republic of Ireland, 4.5%, 4/18/20	EUR	20,000	32,399
Republic of Ireland, 5.4%, 3/13/25	EUR	14,000	24,291
Republic of Italy, 5.25%, 8/01/17	EUR	531,000	822,690
Republic of Italy, 3.75%, 3/01/21	EUR	354,000	538,780
United Kingdom Treasury, 8%, 6/07/21	GBP	52,000	121,400
United Kingdom Treasury, 4.25%, 3/07/36	GBP	104,000	203,127

			$6,800,958

Local Authorities – 0.4%
State of Illinois (Build America Bonds), 6.725%, 4/01/35		$270,000	$313,710

Machinery & Tools – 0.5%
Atlas Copco AB, 5.6%, 5/22/17 (n)		$349,000	$387,362

Major Banks – 6.8%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)		$200,000	$214,594
Bank of America Corp., 6.5%, 8/01/16		295,000	326,975
Bank of America Corp., 3.3%, 1/11/23		212,000	208,959
Bank of America Corp., 4.125%, 1/22/24		325,000	335,073
Barclays Bank PLC, 5.125%, 1/08/20		230,000	259,968
BNP Paribas, 2.7%, 8/20/18		220,000	225,062
BNP Paribas, 7.195% to 6/29/37, FRN to 6/29/49 (n)		200,000	232,500
BNP Paribas, FRN, 2.981%, 12/20/14		96,000	97,169
Commonwealth Bank of Australia, 5%, 10/15/19 (n)		220,000	248,585
DBS Bank Ltd., 2.35%, 2/28/17 (n)		200,000	206,555

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Goldman Sachs Group, Inc., 5.125%, 1/15/15	$140,000	$143,346
Goldman Sachs Group, Inc., 5.75%, 1/24/22	334,000	386,499
ING Bank N.V., 5.8%, 9/25/23 (n)	322,000	362,733
JPMorgan Chase & Co., 2%, 8/15/17	55,000	55,932
JPMorgan Chase & Co., 4.625%, 5/10/21	230,000	253,519
Merrill Lynch & Co., Inc., 6.4%, 8/28/17	120,000	137,073
Morgan Stanley, 7.3%, 5/13/19	100,000	122,275
Morgan Stanley, 5.625%, 9/23/19	200,000	230,042
Morgan Stanley, FRN, 1.477%, 2/25/16	220,000	223,074
Royal Bank of Scotland PLC, 2.55%, 9/18/15	140,000	142,887
Royal Bank of Scotland PLC, 6%, 12/19/23	380,000	410,858
Standard Chartered PLC, 3.85%, 4/27/15 (n)	250,000	256,475

		$5,080,153

Medical & Health Technology & Services – 0.5%
McKesson Corp., 5.7%, 3/01/17	$130,000	$145,487
Owens & Minor, Inc., 6.35%, 4/15/16	240,000	258,552

		$404,039

Metals & Mining – 1.6%
Barrick Gold Corp., 4.1%, 5/01/23	$337,000	$335,601
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	130,000	131,938
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/20	200,000	201,977
Glencore Funding LLC, FRN, 1.387%, 5/27/16 (n)	280,000	281,694
Kinross Gold Corp., 5.95%, 3/15/24 (n)	217,000	225,798

		$1,177,008

Midstream – 3.1%
DCP Midstream LLC, 3.875%, 3/15/23	$167,000	$169,075
Energy Transfer Partners LP, 3.6%, 2/01/23	175,000	173,390
Energy Transfer Partners LP, 6.5%, 2/01/42	222,000	265,138
EnLink Midstream Partners LP, 4.4%, 4/01/24	176,000	184,690
Enterprise Products Partners LP, 6.3%, 9/15/17	230,000	265,521
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	320,000	374,927
ONEOK Partners LP, 3.2%, 9/15/18	120,000	125,209
Spectra Energy Capital LLC, 8%, 10/01/19	230,000	290,189
Sunoco Logistics Partners LP, 4.25%, 4/01/24	109,000	112,211
Williams Cos., Inc., 3.7%, 1/15/23	74,000	71,183
Williams Cos., Inc., 4.55%, 6/24/24	295,000	297,921

		$2,329,454

7

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Miscellaneous Revenue – Other – 0.3%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 7/01/18	$245,000	$245,439

Mortgage-Backed – 0.6%
Fannie Mae, 6%, 5/01/17	$11,881	$12,259
Fannie Mae, 5.5%, 3/01/20 - 9/01/34	102,733	110,993
Fannie Mae, 6.5%, 4/01/32	48,840	55,356
Freddie Mac, 4.224%, 3/25/20	241,289	267,682

		$446,290

Natural Gas – Distribution – 0.4%
GDF Suez, 1.625%, 10/10/17 (n)	$310,000	$311,907

Network & Telecom – 1.2%
Centurylink, Inc., 7.65%, 3/15/42	$223,000	$222,443
Verizon Communications, Inc., 8.75%, 11/01/18	143,000	181,551
Verizon Communications, Inc., 5.15%, 9/15/23	334,000	373,777
Verizon Communications, Inc., FRN, 1.002%, 6/17/19	140,000	141,700

		$919,471

Oil Services – 0.4%
Transocean, Inc., 2.5%, 10/15/17	$86,000	$87,823
Transocean, Inc., 6%, 3/15/18	180,000	203,315

		$291,138

Other Banks & Diversified Financials – 5.2%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$90,000	$94,250
Banco GNB Sudameris S.A., 3.875%, 5/02/18 (n)	18,000	17,865
Bancolombia S.A., 5.125%, 9/11/22	7,000	7,039
Citigroup, Inc., 6.375%, 8/12/14	200,000	201,331
Citigroup, Inc., 6.01%, 1/15/15	160,000	164,823
Citigroup, Inc., 8.5%, 5/22/19	229,000	292,706
Citigroup, Inc., 3.75%, 6/16/24	213,000	213,595
Groupe BPCE S.A., 5.7%, 10/22/23 (n)	255,000	280,783
Groupe BPCE S.A., 12.5% to 8/6/09, FRN to 8/29/49 (n)	259,000	354,830
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (z)	445,000	450,258
Lloyds TSB Bank PLC, 5.8%, 1/13/20 (n)	210,000	243,789
Macquarie Bank Ltd., 5%, 2/22/17 (n)	190,000	207,062
Macquarie Group Ltd., 6%, 1/14/20 (n)	134,000	151,800
Rabobank Nederland N.V., 3.375%, 1/19/17	151,000	159,903
Rabobank Nederland N.V., 3.95%, 11/09/22	500,000	508,314
Santander Holdings USA, Inc., 4.625%, 4/19/16	30,000	31,896
Santander Holdings USA, Inc., 3.45%, 8/27/18	120,000	127,165
SunTrust Banks, Inc., 3.5%, 1/20/17	176,000	186,345
Swedbank AB, 2.125%, 9/29/17 (n)	200,000	203,694

		$3,897,448

Issuer	Shares/Par	Value ($)

BONDS – continued
Pharmaceuticals – 0.6%
Celgene Corp., 3.95%, 10/15/20	$290,000	$305,842
Hospira, Inc., 6.05%, 3/30/17	160,000	176,514

		$482,356

Pollution Control – 0.3%
Republic Services, Inc., 5.25%, 11/15/21	$210,000	$239,287

Railroad & Shipping – 0.5%
CSX Corp., 4.1%, 3/15/44	$220,000	$207,376
Panama Canal Railway Co., 7%, 11/01/26 (n)	169,200	168,777

		$376,153

Real Estate – Apartment – 0.3%
AvalonBay Communities, Inc., REIT, 3.625%, 10/01/20	$240,000	$250,595

Real Estate – Healthcare – 0.5%
HCP, Inc., REIT, 5.375%, 2/01/21	$236,000	$268,439
Health Care REIT, Inc., 2.25%, 3/15/18	81,000	82,242

		$350,681

Real Estate – Office – 0.4%
Boston Properties LP, REIT, 3.7%, 11/15/18	$120,000	$128,104
Vornado Realty LP, 2.5%, 6/30/19	165,000	165,265

		$293,369

Real Estate – Retail – 1.1%
DDR Corp., REIT, 3.375%, 5/15/23	$332,000	$322,281
Kimco Realty Corp., REIT, 6.875%, 10/01/19	58,000	69,740
Simon Property Group, Inc., REIT, 6.1%, 5/01/16	230,000	249,595
WEA Finance LLC, 6.75%, 9/02/19 (n)	170,000	211,878

		$853,494

Retailers – 1.8%
Gap, Inc., 5.95%, 4/12/21	$306,000	$354,129
Kohl’s Corp., 3.25%, 2/01/23	258,000	249,602
Limited Brands, Inc., 5.25%, 11/01/14	84,000	85,092
Macy’s, Inc., 7.875%, 7/15/15	320,000	343,736
Target Corp., 3.5%, 7/01/24	324,000	327,656

		$1,360,215

Supermarkets – 0.4%
Kroger Co., 3.85%, 8/01/23	$262,000	$269,196

Supranational – 0.5%
Corporacion Andina de Fomento, 4.375%, 6/15/22	$340,000	$360,594

Telecommunications – Wireless – 0.9%
American Tower Corp., REIT, 4.625%, 4/01/15	$120,000	$123,599
American Tower Corp., REIT, 4.7%, 3/15/22	208,000	223,677
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	261,000	307,204

		$654,480

8

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Telephone Services – 0.0%
B Communications Ltd., 7.375%, 2/15/21 (n)	$5,000	$5,375

Tobacco – 1.2%
Altria Group, Inc., 9.25%, 8/06/19	$76,000	$100,995
Altria Group, Inc., 4%, 1/31/24	103,000	105,836
Lorillard Tobacco Co., 8.125%, 6/23/19	173,000	215,688
Lorillard Tobacco Co., 6.875%, 5/01/20	120,000	142,603
Reynolds American, Inc., 4.75%, 11/01/42	327,000	311,822

		$876,944

Transportation – Services – 0.4%
ERAC USA Finance Co., 6.375%, 10/15/17 (n)	$290,000	$333,543

U.S. Government Agencies and Equivalents – 0.9%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$70,000	$72,648
Small Business Administration, 6.35%, 4/01/21	16,834	18,377
Small Business Administration, 4.34%, 3/01/24	156,009	164,388
Small Business Administration, 4.77%, 4/01/24	75,839	80,770
Small Business Administration, 4.99%, 9/01/24	63,743	69,167
Small Business Administration, 4.86%, 1/01/25	79,659	85,829
Small Business Administration, 4.625%, 2/01/25	100,681	107,041
Small Business Administration, 5.11%, 8/01/25	97,120	105,230

		$703,450

Utilities – Electric Power – 2.7%
CMS Energy Corp., 4.25%, 9/30/15	$230,000	$239,586
CMS Energy Corp., 5.05%, 3/15/22	163,000	185,263

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	$2,000	$2,011
Enel Finance International S.A., 6.25%, 9/15/17 (n)	140,000	159,746
Exelon Generation Co. LLC, 5.2%, 10/01/19	135,000	151,828
Exelon Generation Co. LLC, 4.25%, 6/15/22	75,000	78,311
Oncor Electric Delivery Co., 4.1%, 6/01/22	245,000	263,384
PPL Capital Funding, Inc., 3.95%, 3/15/24	320,000	332,385
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	310,000	324,619
Progress Energy, Inc., 3.15%, 4/01/22	323,000	323,962

		$2,061,095

Total Bonds (Identified Cost, $46,481,512)		$49,072,214

COMMON STOCKS – 0.0%
Printing & Publishing – 0.0%
American Media Operations, Inc., (a) (Identified Cost, $36,978)	2,591	$14,561

UNDERLYING AFFILIATED FUNDS – 33.6%
MFS High Yield Pooled Portfolio (v) (Identified Cost, $24,671,682)	2,519,523	$25,245,616

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	40	$40

Total Investments (Identified Cost, $71,190,212)		$74,332,431

OTHER ASSETS, LESS LIABILITIES – 1.0%		728,126

Net Assets – 100.0%		$75,060,557

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,881,713, representing 14.5% of net assets.

(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.749%, 12/28/40	3/01/06	$298,282	$198,355
Falcon Franchise Loan LLC, FRN, 11.588%, 1/05/23	1/18/02	1,736	5,394
Falcon Franchise Loan LLC, FRN, 16.08%, 1/05/25	1/29/03	5,261	22,257
First Union National Bank Commercial Mortgage Trust, FRN, 1.63%, 1/12/43	12/11/03	126	69

9

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24	6/19/14	$445,000	$450,258
Martin Marietta Materials, Inc., 4.25%, 7/02/24	6/23/14	213,770	216,614
Martin Marietta Materials, Inc., FRN, 1.33%, 6/30/17	6/23/14	300,000	299,824
Morgan Stanley Capital I, Inc., FRN, 1.413%, 4/28/39	7/20/04	11,571	5,852
Total Restricted Securities			$1,198,623
% of Net assets			1.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NZD	New Zealand Dollar

SEK	Swedish Krona

Derivative Contracts at 6/30/14

Forward Foreign Currency Exchange Contracts at 6/30/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CAD	Goldman Sachs International	86,692	7/11/14	$81,054	$81,227	$173
SELL	DKK	Barclays Bank PLC	198,374	7/11/14	36,684	36,435	249
SELL	DKK	UBS AG	198,374	7/11/14	36,688	36,435	253
SELL	EUR	Credit Suisse Group	617,480	7/11/14	852,360	845,544	6,816
BUY	JPY	Deutsche Bank AG	32,475,423	7/11/14	318,763	320,592	1,829
BUY	JPY	Goldman Sachs International	32,475,424	7/11/14	318,796	320,592	1,796
SELL	SEK	Goldman Sachs International	662,062	7/11/14	101,352	99,076	2,276

							$13,392

Liability Derivatives
SELL	AUD	Westpac Banking Corp.	187,411	7/11/14	$172,503	$176,606	$(4,103)
SELL	CAD	Merrill Lynch International Bank	429,133	7/11/14	389,576	402,080	(12,504)
BUY	EUR	Deutsche Bank AG	3,656	7/11/14	5,090	5,007	(83)
BUY	EUR	Goldman Sachs International	53,579	7/11/14	74,423	73,368	(1,055)
SELL	EUR	Barclays Bank PLC	466	7/11/14	632	638	(6)
SELL	EUR	Goldman Sachs International	19,068	7/11/14	25,948	26,111	(163)
SELL	GBP	Credit Suisse Group	100,676	7/11/14	168,403	172,284	(3,881)
SELL	GBP	Merrill Lynch International Bank	100,676	7/11/14	168,416	172,284	(3,868)
SELL	NZD	Barclays Bank PLC	37,012	7/11/14	31,326	32,380	(1,054)
SELL	NZD	Goldman Sachs International	55,781	7/11/14	47,924	48,799	(875)

							$(27,592)

10

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Futures Contracts at 6/30/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	3	$411,563	September - 2014	$1,677
U.S. Treasury Note 10 yr (Short)	USD	53	6,634,109	September - 2014	27,943

					$29,620

At June 30, 2014, the fund had cash collateral of $82,720 to cover any commitments for certain derivative contracts. Cash collateral includes “Restricted cash” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

11

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $46,518,490)	$49,086,775
Underlying affiliated funds, at value (identified cost, $24,671,722)	25,245,656
Total investments, at value (identified cost, $71,190,212)	$74,332,431
Cash	301,212
Restricted cash	82,720
Receivables for
Forward foreign currency exchange contracts	13,392
Investments sold	586,202
Fund shares sold	124
Interest	587,463
Receivable from investment adviser	2,872
Other assets	491
Total assets		$75,906,907
Liabilities
Payables for
Forward foreign currency exchange contracts	$27,592
Daily variation margin on open futures contracts	4,984
Investments purchased	688,139
Fund shares reacquired	63,193
Payable to affiliates
Shareholder servicing costs	252
Distribution and/or service fees	342
Payable for independent Trustees’ compensation	4
Accrued expenses and other liabilities	61,844
Total liabilities		$846,350
Net assets		$75,060,557
Net assets consist of
Paid-in capital	$71,646,471
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	3,158,098
Accumulated net realized gain (loss) on investments and foreign currency	(3,583,475)
Undistributed net investment income	3,839,463
Net assets		$75,060,557
Shares of beneficial interest outstanding		7,176,526

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$62,601,317	5,976,424	$10.47
Service Class	12,459,240	1,200,102	10.38

See Notes to Financial Statements

12

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Interest	$1,038,981
Dividends from underlying affiliated funds	836,908
Total investment income		$1,875,889
Expenses
Management fee	$260,581
Distribution and/or service fees	15,587
Shareholder servicing costs	10,448
Administrative services fee	10,119
Independent Trustees’ compensation	1,317
Custodian fee	12,947
Shareholder communications	6,721
Audit and tax fees	37,454
Legal fees	495
Miscellaneous	7,265
Total expenses		$362,934
Fees paid indirectly	(6)
Reduction of expenses by investment adviser	(49,175)
Net expenses		$313,753
Net investment income		$1,562,136
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$228,942
Underlying affiliated funds	204,600
Capital gain distributions from underlying affiliated funds	8,797
Futures contracts	(149,851)
Foreign currency	(49,642)
Net realized gain (loss) on investments and foreign currency		$242,846
Change in unrealized appreciation (depreciation)
Investments	$1,666,386
Futures contracts	(120,772)
Translation of assets and liabilities in foreign currencies	46,353
Net unrealized gain (loss) on investments and foreign currency translation		$1,591,967
Net realized and unrealized gain (loss) on investments and foreign currency		$1,834,813
Change in net assets from operations		$3,396,949

See Notes to Financial Statements

13

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$1,562,136	$2,474,654
Net realized gain (loss) on investments and foreign currency	242,846	1,085,657
Net unrealized gain (loss) on investments and foreign currency translation	1,591,967	(2,223,877)
Change in net assets from operations	$3,396,949	$1,336,434
Distributions declared to shareholders
From net investment income	$—	$(2,370,012)
Change in net assets from fund share transactions	$(3,485,180)	$23,750,933
Total change in net assets	$(88,231)	$22,717,355
Net assets
At beginning of period	75,148,788	52,431,433
At end of period (including undistributed net investment income of $3,839,463 and $2,277,327, respectively)	$75,060,557	$75,148,788

See Notes to Financial Statements

14

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14 (unaudited)		Years ended 12/31
			2013	2012	2011	2010	2009

Net asset value, beginning of period	$10.01		$10.19	$9.74	$9.87	$9.46	$8.36
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.42	$0.44	$0.48	$0.49	$0.55
Net realized and unrealized gain (loss) on investments and foreign currency	0.24		(0.28)	0.56	(0.02)	0.45	1.54
Total from investment operations	$0.46		$0.14	$1.00	$0.46	$0.94	$2.09
Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.55)	$(0.59)	$(0.53)	$(0.99)
Net asset value, end of period (x)	$10.47		$10.01	$10.19	$9.74	$9.87	$9.46
Total return (%) (k)(r)(s)(x)	4.60	(n)	1.46	10.42	4.67	10.27	27.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.93	(a)	1.00	1.02	1.05	1.06	1.03
Expenses after expense reductions (f)(h)	0.80	(a)	0.85	0.90	0.90	0.90	0.90
Net investment income	4.24	(a)	4.18	4.35	4.79	5.11	6.23
Portfolio turnover	11	(n)	28	40	29	48	63
Net assets at end of period (000 omitted)	$62,601		$63,319	$43,564	$38,563	$40,927	$40,221

Service Class	Six months ended 6/30/14 (unaudited)		Years ended 12/31
			2013	2012	2011	2010	2009

Net asset value, beginning of period	$9.93		$10.12	$9.67	$9.81	$9.40	$8.30
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.39	$0.41	$0.45	$0.47	$0.52
Net realized and unrealized gain (loss) on investments and foreign currency	0.25		(0.28)	0.56	(0.03)	0.45	1.54
Total from investment operations	$0.45		$0.11	$0.97	$0.42	$0.92	$2.06
Less distributions declared to shareholders
From net investment income	$—		$(0.30)	$(0.52)	$(0.56)	$(0.51)	$(0.96)
Net asset value, end of period (x)	$10.38		$9.93	$10.12	$9.67	$9.81	$9.40
Total return (%) (k)(r)(s)(x)	4.53	(n)	1.18	10.18	4.31	10.05	27.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18	(a)	1.25	1.27	1.30	1.31	1.28
Expenses after expense reductions (f)(h)	1.05	(a)	1.10	1.15	1.15	1.15	1.15
Net investment income	3.98	(a)	3.93	4.11	4.54	4.87	6.02
Portfolio turnover	11	(n)	28	40	29	48	63
Net assets at end of period (000 omitted)	$12,459		$11,829	$8,867	$10,368	$10,942	$11,644

See Notes to Financial Statements

15

MFS Strategic Income Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

16

MFS Strategic Income Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Strategic Income Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report, which is available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – The investments of the fund and the High Yield Pooled Portfolio are valued as described below.

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward

17

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$14,561	$14,561
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	703,450	—	703,450
Non-U.S. Sovereign Debt	—	9,009,244	—	9,009,244
Municipal Bonds	—	245,439	—	245,439
U.S. Corporate Bonds	—	27,270,766	—	27,270,766
Residential Mortgage-Backed Securities	—	446,290	—	446,290
Commercial Mortgage-Backed Securities	—	855,075	—	855,075
Asset-Backed Securities (including CDOs)	—	377,384	—	377,384
Foreign Bonds	—	10,164,566	—	10,164,566
Mutual Funds	25,245,656	—	—	25,245,656
Total Investments	$25,245,656	$49,072,214	$14,561	$74,332,431

Other Financial Instruments
Futures Contracts	$29,620	$—	$—	$29,620
Forward Foreign Currency Exchange Contracts	—	(14,200)	—	(14,200)

For further information regarding security characteristics, see the Portfolio of Investments.

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MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/13	$12,670
Change in unrealized appreciation (depreciation)	1,891
Balance as of 6/30/14	$14,561

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2014 is $1,891.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$29,620	$—
Foreign Exchange	Forward Foreign Currency Exchange	13,392	(27,592)
Total		$43,012	$(27,592)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(149,851)	$—
Foreign Exchange	—	(50,222)
Total	$(149,851)	$(50,222)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(120,772)	$—
Foreign Exchange	—	47,698
Total	$(120,772)	$47,698

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all

19

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

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MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the swap agreement is novated to a central counterparty (the “clearinghouse”) immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. For uncleared swaps, that risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. Although not covered by an ISDA Master Agreement, the fund’s counterparty risk due to cleared swaps is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At June 30, 2014, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller.

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MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement. For uncleared swaps, counterparty risk is reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. For cleared swaps, the fund’s counterparty risk is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$2,370,012

22

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$71,679,022
Gross appreciation	3,643,092
Gross depreciation	(989,683)
Net unrealized appreciation (depreciation)	$2,653,409

As of 12/31/13
Undistributed ordinary income	2,339,743
Capital loss carryforwards	(3,192,488)
Other temporary differences	(150,307)
Net unrealized appreciation (depreciation)	1,020,189

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/16	$(1,550,470)
12/31/17	(1,642,018)
Total	$(3,192,488)

The availability of $505,881 of the capital loss carryforwards, which were acquired on August 16, 2013 in connection with the MFS Strategic Income Series merger, may be limited in a given year.

The availability of $2,686,607 of the capital loss carryforwards of the fund may be limited in a given year due to a change in ownership of the fund on July 31, 2013.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$1,984,721
Service Class	—	385,291
Total	$—	$2,370,012

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.70%
Average daily net assets in excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $1,363, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

23

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total annual operating expenses do not exceed 0.80% of average daily net assets for the Initial Class shares and 1.05% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016. For the six months ended June 30, 2014, this reduction amounted to $47,732 and is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $10,229, which equated to 0.0275% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $219.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0272% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $152 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $80, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund invests in the High Yield Pooled Portfolio. The High Yield Pooled Portfolio is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The High Yield Pooled Portfolio is designed to be used by MFS funds to invest in a particular security type rather than invest in the security type directly. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly.

At close of business on March 22, 2013, the fund and certain other MFS funds transferred high income debt instruments, accrued interest and cash to the High Yield Pooled Portfolio, a series of MFS Series Trust III, in exchange for shares of the High Yield Pooled Portfolio. The purpose of the transaction was to pool the portion of the assets of the fund and certain other MFS funds invested in high income debt instruments in the High Yield Pooled Portfolio. The transfer was accomplished by a tax-free exchange by the fund of investments valued at approximately $16,047,838 with a cost basis of approximately $15,174,703, accrued interest of approximately $311,800 and cash of approximately $105,160 for approximately 1,646,480 shares of the High Yield Pooled Portfolio

24

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

(valued at approximately $16,464,798). For financial reporting purposes, investments transferred and shares received by the fund were recorded at fair value; however, the cost basis of the investments delivered to the High Yield Pooled Portfolio was carried forward to the shares received. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. The High Yield Pooled Portfolio does not pay a management fee, distribution and/or service fee, or sales charge.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$32,288
Investments (non-U.S. Government securities)	$8,047,223	$10,067,149

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	280,330	$2,882,274	590,237	$5,949,795
Service Class	159,938	1,619,118	86,083	862,199
	440,268	$4,501,392	676,320	$6,811,994
Shares issued in connection with acquisition of MFS Strategic Fund Series
Initial Class			2,282,990	$22,989,704
Service Class			495,499	4,950,037
			2,778,489	$27,939,741
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	204,400	$1,984,721
Service Class	—	—	39,968	385,291
	—	$—	244,368	$2,370,012
Shares reacquired
Initial Class	(630,465)	$(6,445,778)	(1,026,105)	$(10,319,438)
Service Class	(150,817)	(1,540,794)	(306,342)	(3,051,376)
	(781,282)	$(7,986,572)	(1,332,447)	$(13,370,814)
Net change
Initial Class	(350,135)	$(3,563,504)	2,051,522	$20,604,782
Service Class	9,121	78,324	315,208	3,146,151
	(341,014)	$(3,485,180)	2,366,730	$23,750,933

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $152 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

25

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	2,550,585	189,638	(220,700)	2,519,523
MFS Institutional Money Market Portfolio	1,045,572	8,352,637	(9,398,169)	40

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$204,600	$8,797	$836,667	$25,245,616
MFS Institutional Money Market Portfolio	—	—	241	40
	$204,600	$8,797	$836,908	$25,245,656

(8)	Acquisitions

At close of business on August 16, 2013, the fund with net assets of approximately $48,029,922, acquired all of the assets and liabilities of MFS Strategic Income Series, a series of MFS Variable Insurance Trust. The purpose of the transaction was to provide shareholders of MFS Strategic Income Series the opportunity to participate in a larger combined portfolio with an identical investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 2,778,489 shares of the fund (valued at approximately $27,939,741) for all of the assets and liabilities of MFS Strategic Income Series. MFS Strategic Income Series then distributed the shares of the fund that MFS Strategic Income Series received from the fund to its shareholders. MFS Strategic Income Series’ investments on that date were valued at approximately $27,816,780 with a cost basis of approximately $27,558,597. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from MFS Strategic Income Series were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

26

MFS Strategic Income Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

27

SEMIANNUAL REPORT

June 30, 2014

MFS® UTILITIES PORTFOLIO

MFS® Variable Insurance Trust II

UTS-SEM

MFS® UTILITIES PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Utilities Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Utilities Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
NRG Energy, Inc.	3.2%
PPL Corp.	3.1%
Comcast Corp., “Special A”	3.0%
Williams Cos., Inc.	2.8%
Energias de Portugal S.A.	2.7%
Calpine Corp.	2.6%
NextEra Energy, Inc.	2.6%
CMS Energy Corp.	2.4%
Kinder Morgan, Inc.	2.3%
Sempra Energy	2.2%

Top five industries (i)
Utilities – Electric Power	49.6%
Natural Gas – Pipeline	12.5%
Telecommunications – Wireless	8.4%
Cable TV	8.3%
Telephone Services	7.8%

Issuer country weightings (i)(x)
United States	68.3%
Portugal	4.6%
Brazil	4.3%
United Kingdom	3.5%
Spain	2.9%
Canada	2.3%
Russia	1.8%
Italy	1.7%
Netherlands	1.4%
Other Countries	9.2%

(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.

From time to time Cash & Other may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS Utilities Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.83%	$1,000.00	$1,174.24	$4.47
	Hypothetical (h)	0.83%	$1,000.00	$1,020.68	$4.16
Service Class	Actual	1.08%	$1,000.00	$1,172.86	$5.82
	Hypothetical (h)	1.08%	$1,000.00	$1,019.44	$5.41

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Utilities Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 96.0%
Broadcasting – 1.2%
Twenty-First Century Fox, Inc.	109,000	$3,831,345

Cable TV – 8.3%
Astro Malaysia Holdings Berhad	1,609,400	$1,759,263
Charter Communications, Inc., “A” (a)	17,110	2,709,882
Com Hem Holding AB (a)	73,660	694,536
Comcast Corp., “Special A”	183,093	9,764,350
Liberty Global PLC, “A” (a)	20,359	900,275
Liberty Global PLC, “C” (a)	96,971	4,102,843
Time Warner Cable, Inc.	31,444	4,631,701
Ziggo N.V.	59,160	2,735,634

		$27,298,484

Energy – Independent – 4.7%
Access Midstream Partners LP	8,817	$560,320
Anadarko Petroleum Corp.	24,450	2,676,542
Antero Resources Corp. (a)	19,420	1,274,535
Enable Midstream Partners LP (a)	16,350	428,207
Energen Corp.	31,162	2,769,679
EQT Corp.	34,539	3,692,219
Markwest Energy Partners LP (a)	14,981	1,072,340
Noble Energy, Inc.	15,174	1,175,378
Targa Resources Corp.	1,653	230,709
Western Gas Equity Partners LP	21,670	1,358,709

		$15,238,638

Internet – 0.2%
Iliad S.A.	1,874	$566,460

Natural Gas – Distribution – 7.4%
AGL Energy Ltd.	69,480	$1,014,190
China Resources Gas Group Ltd.	654,000	2,058,939
Gas Natural SDG S.A.	63,254	1,997,745
GDF SUEZ	142,925	3,934,694
Infraestructura Energetica Nova, S.A. de C.V	142,900	792,842
NiSource, Inc.	27,735	1,091,095
Questar Corp.	32,140	797,072
Sempra Energy	67,418	7,059,339
Snam Rete Gas S.p.A.	350,526	2,111,892
Spectra Energy Corp.	79,339	3,370,321

		$24,228,129

Natural Gas – Pipeline – 12.5%
APA Group	178,711	$1,161,072
Cheniere Energy, Inc. (a)	32,730	2,346,741
DCP Midstream Partners LP	6,000	342,000
El Paso Pipeline Partners LP	4,620	167,383
Enagas S.A.	116,227	3,740,017
Enbridge, Inc.	66,966	3,177,441
Energy Transfer Equity LP	3,058	180,239
Kinder Morgan, Inc.	206,471	7,486,638
ONEOK Partners LP	29,034	1,701,392
ONEOK, Inc.	74,364	5,062,701
Plains All American Pipeline LP	11,463	688,353

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Natural Gas – Pipeline – continued
Plains GP Holdings LP	26,224	$838,906
SemGroup Corp., “A”	12,742	1,004,707
TransCanada Corp. (l)	38,735	1,848,811
Williams Cos., Inc.	156,133	9,088,502
Williams Partners LP	41,380	2,246,520

		$41,081,423

Telecommunications – Wireless – 7.3%
American Tower Corp., REIT	65,352	$5,880,373
Cellcom Israel Ltd.	100,400	1,213,836
Idea Cellular Ltd.	139,470	307,138
KDDI Corp.	22,400	1,366,266
MegaFon OAO, GDR (a)	57,443	1,809,455
Mobile TeleSystems OJSC	38,480	342,056
Mobile TeleSystems OJSC, ADR	185,690	3,665,521
SBA Communications Corp. (a)	25,002	2,557,705
TIM Participacoes S.A., ADR	58,767	1,706,006
Turkcell Iletisim Hizmetleri A.S. (a)	376,160	2,352,554
Vodafone Group PLC	838,857	2,799,458

		$24,000,368

Telephone Services – 7.8%
Altice S.A. (a)	25,782	$1,796,232
Bezeq – The Israel Telecommunication Corp. Ltd.	1,714,805	3,213,229
CenturyLink, Inc.	48,369	1,750,958
Hellenic Telecommunications Organization S.A. (a)	114,839	1,698,290
Oi S.A.	710,600	668,951
Oi S.A., IPS	2,321,900	2,049,199
PT Telekomunikasi Indonesia	1,774,000	368,866
PT XL Axiata Tbk	2,323,000	999,350
Quebecor, Inc., “B”	68,133	1,648,652
TDC A.S.	221,164	2,288,877
Telecom Italia S.p.A. (a)	137,652	174,350
Telecom Italia S.p.A. – Savings Shares	2,933,087	2,897,744
Verizon Communications, Inc.	105,221	5,148,464
Windstream Holdings, Inc.	98,198	978,052

		$25,681,214

Utilities – Electric Power – 46.5%
Abengoa Yield PLC (a)	35,889	$1,357,322
AES Corp.	375,342	5,836,568
Aksa Enerji Uretim A.S. (a)	870,381	1,150,319
ALLETE, Inc.	42,066	2,160,089
Alliant Energy Corp.	16,717	1,017,397
Ameren Corp.	11,490	469,711
American Electric Power Co., Inc.	112,700	6,285,279
Calpine Corp. (a)	359,815	8,567,195
Canadian Utilities Ltd.	22,570	846,071
CenterPoint Energy, Inc.	12,856	328,342
Cheung Kong Infrastructure Holdings Ltd.	316,000	2,179,268
China Longyuan Power Group	893,000	968,999

4

MFS Utilities Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
CMS Energy Corp.	253,764	$7,904,749
Companhia Paranaense de Energia, ADR	57,503	880,371
Companhia Paranaense de Energia, IPS	161,700	2,479,473
Covanta Holding Corp.	52,120	1,074,193
CPFL Energia S.A.	171,879	1,581,489
Dominion Resources, Inc.	57,543	4,115,475
Drax Group	195,676	2,144,906
DTE Energy Co.	61,639	4,799,829
Duke Energy Corp.	22,847	1,695,019
Dynegy, Inc. (a)	5,990	208,452
Edison International	96,606	5,613,775
EDP Renovaveis S.A.	840,183	6,256,217
ENEL Green Power International B.V.	127,799	361,890
Enel S.p.A. (l)	30,700	178,828
Energias de Portugal S.A.	1,749,674	8,778,318
Energias do Brasil S.A.	591,484	2,904,549
Equatorial Energia S.A.	16,256	184,963
Exelon Corp.	184,536	6,731,873
Iberdrola S.A.	136,015	1,039,808
Infinis Energy PLC (a)	192,453	757,208
ITC Holdings Corp.	53,820	1,963,354
Light S.A.	136,390	1,330,875
NextEra Energy Partners LP (a)	8,120	272,101
NextEra Energy, Inc.	81,671	8,369,644
Northeast Utilities	105,530	4,988,403
NRG Energy, Inc.	280,497	10,434,488
NRG Yield, Inc.	12,190	634,490
OGE Energy Corp.	114,560	4,477,005
Pattern Energy Group, Inc.	14,240	471,486
Pinnacle West Capital Corp.	49,743	2,877,135
Portland General Electric Co.	44,281	1,535,222
PPL Corp.	284,739	10,116,777
Public Service Enterprise Group, Inc.	152,014	6,200,651
Red Electrica de Espana	31,761	2,905,155
SSE PLC	143,306	3,843,128
Tractebel Energia S.A.	20,800	310,659
Westar Energy, Inc.	14,250	544,208
Wisconsin Energy Corp.	3,582	168,067

		$152,300,793

Total Common Stocks (Identified Cost, $243,600,641)		$314,226,854

Issuer	Shares/Par	Value ($)

BONDS – 0.1%
Asset-Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 11.604%, 1/05/23 (i)(z)	$79,402	$6,590

Utilities – Electric Power – 0.2%
Viridian Group FundCo II, Ltd., 11.125%, 4/01/17 (n)	$436,000	$478,510

Total Bonds (Identified Cost, $429,975)		$485,100

CONVERTIBLE PREFERRED STOCKS – 3.3%
Telecommunications – Wireless – 0.3%
American Tower Corp., “A”, 5.25% (a)	9,900	$1,053,360

Utilities – Electric Power – 3.0%
Dominion Resources, Inc., “A”, 6.125%	32,170	$1,854,601
Dominion Resources, Inc., “B”, 6%	38,040	2,207,081
Dominion Resources, Inc., 6.375% (a)	12,700	668,338
Exelon Corp., 6.5% (a)	46,578	2,512,725
NextEra Energy, Inc., 5.889%	39,926	2,594,791

		$9,837,536

Total Convertible Preferred Stocks (Identified Cost, $9,460,371)		$10,890,896

CONVERTIBLE BONDS – 0.7%
Telecommunications – Wireless – 0.7%
SBA Communications Corp., 4%, 10/01/14 (Identified Cost, $750,904)	$730,000	$2,442,763

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	20	$20

COLLATERAL FOR SECURITIES LOANED – 0.5%
Navigator Securities Lending Prime Portfolio, 0.14%, at Cost and Net Asset Value (j)	1,548,266	$1,548,266

Total Investments (Identified Cost, $255,790,177)		$329,593,899

OTHER ASSETS, LESS LIABILITIES – (0.6)%		(1,903,206)

Net Assets – 100.0%		$327,690,693

(a)	Non-income producing security.

(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified ,institutional buyers. At period end, the aggregate value of these securities was $478,510, representing 0.1% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

5

MFS Utilities Portfolio

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 11.604%, 1/05/23	1/18/02	$2,747	$6,590
% of Net assets			0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

GDR	Global Depositary Receipt

IPS	International Preference Stock

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

GBP	British Pound

Derivative Contracts at 6/30/14

Forward Foreign Currency Exchange Contracts at 6/30/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Barclays Bank PLC	109,180	7/11/14	$148,745	$149,505	$760
BUY	EUR	Credit Suisse Group	232,796	7/11/14	315,358	318,778	3,420
BUY	EUR	Deutsche Bank AG	275,133	7/11/14	373,764	376,753	2,989
BUY	EUR	JPMorgan Chase Bank N.A.	3,667	7/11/14	4,971	5,022	51
BUY	EUR	UBS AG	475,660	7/11/14	647,707	651,343	3,636
SELL	EUR	Credit Suisse Group	4,849,303	7/11/14	6,661,564	6,640,376	21,188
SELL	EUR	Deutsche Bank AG	3,526,857	7/11/14	4,856,339	4,829,489	26,850
SELL	EUR	JPMorgan Chase Bank N.A.	5,858,896	7/11/14	8,059,050	8,022,859	36,191
SELL	EUR	UBS AG	197,526	7/11/14	274,415	270,481	3,934
BUY	GBP	Barclays Bank PLC	242,236	7/11/14	403,247	414,533	11,286
BUY	GBP	Credit Suisse Group	185,002	7/11/14	313,713	316,589	2,876
BUY	GBP	Deutsche Bank AG	151,602	7/11/14	254,639	259,434	4,795
BUY	GBP	UBS AG	150,221	7/11/14	252,820	257,071	4,251

							$122,227

Liability Derivatives
BUY	EUR	Citibank N.A.	302,447	7/11/14	$416,272	$414,154	$(2,118)
BUY	EUR	Credit Suisse Group	1,290,168	7/11/14	1,781,151	1,766,687	(14,464)
BUY	EUR	Deutsche Bank AG	340,046	7/11/14	471,449	465,640	(5,809)
BUY	EUR	JPMorgan Chase Bank N.A.	153,185	7/11/14	211,598	209,764	(1,834)
BUY	EUR	UBS AG	1,224,144	7/11/14	1,685,911	1,676,278	(9,633)
SELL	EUR	Barclays Bank PLC	7,498,004	7/11/14-9/19/14	10,149,424	10,269,987	(120,563)
SELL	EUR	Credit Suisse Group	141,811	7/11/14	192,035	194,188	(2,153)
SELL	EUR	Deutsche Bank AG	110,788	7/11/14	150,689	151,707	(1,018)
SELL	EUR	JPMorgan Chase Bank N.A.	251,930	7/11/14	341,554	344,979	(3,425)
SELL	EUR	UBS AG	100,968	7/11/14	137,538	138,260	(722)
SELL	GBP	Barclays Bank PLC	146,428	7/11/14	246,198	250,579	(4,381)
SELL	GBP	Credit Suisse Group	2,083,872	7/11/14	3,485,756	3,566,089	(80,333)
SELL	GBP	Deutsche Bank AG	28,371	7/11/14	47,259	48,551	(1,292)

6

MFS Utilities Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 6/30/14 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	GBP	Goldman Sachs International	115,408	7/11/14	$192,605	$197,495	$(4,890)
SELL	GBP	JPMorgan Chase Bank N.A.	14,587	7/11/14	24,486	24,962	(476)
SELL	GBP	Merrill Lynch International Bank	2,083,872	7/11/14	3,486,026	3,566,088	(80,062)
SELL	GBP	UBS AG	178,438	7/11/14	299,373	305,356	(5,983)

							$(339,156)

See Notes to Financial Statements

7

MFS Utilities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $255,790,157)	$329,593,879
Underlying affiliated funds, at cost and value	20
Total investments, at value, including $1,480,802 of securities on loan (identified cost, $255,790,177)	$329,593,899
Foreign currency, at value (identified cost, $80,261)	80,510
Receivables for
Forward foreign currency exchange contracts	122,227
Investments sold	2,022,258
Fund shares sold	26,093
Interest and dividends	1,015,058
Other assets	1,553
Total assets		$332,861,598
Liabilities
Payable to custodian	$1,491,088
Payables for
Forward foreign currency exchange contracts	339,156
Investments purchased	1,493,496
Fund shares reacquired	195,035
Collateral for securities loaned, at value	1,548,266
Payable to affiliates
Investment adviser	25,740
Shareholder servicing costs	136
Distribution and/or service fees	3,394
Payable for independent Trustees’ compensation	153
Accrued expenses and other liabilities	74,441
Total liabilities		$5,170,905
Net assets		$327,690,693
Net assets consist of
Paid-in capital	$212,310,387
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	73,597,828
Accumulated net realized gain (loss) on investments and foreign currency	26,665,623
Undistributed net investment income	15,116,855
Net assets		$327,690,693
Shares of beneficial interest outstanding		10,623,785

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$203,112,341	6,552,061	$31.00
Service Class	124,578,352	4,071,724	30.60

See Notes to Financial Statements

8

MFS Utilities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Dividends	$7,896,558
Dividends from underlying affiliated funds	624
Income on securities loaned	11,553
Foreign taxes withheld	(183,073)
Total investment income		$7,725,662
Expenses
Management fee	$1,150,825
Distribution and/or service fees	150,969
Shareholder servicing costs	5,312
Administrative services fee	23,664
Independent Trustees’ compensation	4,584
Custodian fee	50,888
Shareholder communications	10,921
Audit and tax fees	27,259
Legal fees	1,678
Miscellaneous	8,032
Total expenses		$1,434,132
Fees paid indirectly	(9)
Reduction of expenses by investment adviser	(6,006)
Net expenses		$1,428,117
Net investment income		$6,297,545
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$8,684,455
Foreign currency	(225,603)
Net realized gain (loss) on investments and foreign currency		$8,458,852
Change in unrealized appreciation (depreciation)
Investments	$35,405,294
Translation of assets and liabilities in foreign currencies	78,449
Net unrealized gain (loss) on investments and foreign currency translation		$35,483,743
Net realized and unrealized gain (loss) on investments and foreign currency		$43,942,595
Change in net assets from operations		$50,240,140

See Notes to Financial Statements

9

MFS Utilities Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited	)	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$6,297,545		$9,139,815
Net realized gain (loss) on investments and foreign currency	8,458,852		17,500,686
Net unrealized gain (loss) on investments and foreign currency translation	35,483,743		30,410,832
Change in net assets from operations	$50,240,140		$57,051,333
Distributions declared to shareholders
From net investment income	$—		$(8,173,039)
From net realized gain on investments	—		(21,783,714)
Total distributions declared to shareholders	$—		$(29,956,753)
Change in net assets from fund share transactions	$(25,858,583)		$(18,860,946)
Total change in net assets	$24,381,557		$8,233,634
Net assets
At beginning of period	303,309,136		295,075,502
At end of period (including undistributed net investment income of $15,116,855 and $8,819,310, respectively)	$327,690,693		$303,309,136

See Notes to Financial Statements

10

MFS Utilities Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$26.40		$24.33	$22.34	$21.64	$19.61	$15.56
Income (loss) from investment operations
Net investment income (d)	$0.58		$0.81	$0.74	$0.83	$0.67	$0.69
Net realized and unrealized gain (loss) on investments and foreign currency	4.02		3.98	2.36	0.67	1.98	4.21
Total from investment operations	$4.60		$4.79	$3.10	$1.50	$2.65	$4.90
Less distributions declared to shareholders
From net investment income	$—		$(0.76)	$(1.11)	$(0.80)	$(0.62)	$(0.85)
From net realized gain on investments	—		(1.96)	—	—	—	—
Total distributions declared to shareholders	$—		$(2.72)	$(1.11)	$(0.80)	$(0.62)	$(0.85)
Net asset value, end of period (x)	$31.00		$26.40	$24.33	$22.34	$21.64	$19.61
Total return (%) (k)(r)(s)(x)	17.42	(n)	20.66	14.11	7.12	13.90	33.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.84	0.84	0.87	0.88	0.88
Expenses after expense reductions (f)	0.83	(a)	0.84	0.84	N/A	N/A	N/A
Net investment income	4.18	(a)	3.08	3.17	3.69	3.43	4.14
Portfolio turnover	22	(n)	43	48	52	55	70
Net assets at end of period (000 omitted)	$203,112		$182,361	$176,525	$178,973	$191,566	$199,634

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$26.09		$24.06	$22.10	$21.42	$19.43	$15.41
Income (loss) from investment operations
Net investment income (d)	$0.54		$0.74	$0.67	$0.77	$0.62	$0.63
Net realized and unrealized gain (loss) on investments and foreign currency	3.97		3.94	2.34	0.66	1.96	4.18
Total from investment operations	$4.51		$4.68	$3.01	$1.43	$2.58	$4.81
Less distributions declared to shareholders
From net investment income	$—		$(0.69)	$(1.05)	$(0.75)	$(0.59)	$(0.79)
From net realized gain on investments	—		(1.96)	—	—	—	—
Total distributions declared to shareholders	$—		$(2.65)	$(1.05)	$(0.75)	$(0.59)	$(0.79)
Net asset value, end of period (x)	$30.60		$26.09	$24.06	$22.10	$21.42	$19.43
Total return (%) (k)(r)(s)(x)	17.29	(n)	20.39	13.83	6.84	13.60	33.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.09	1.09	1.12	1.13	1.13
Expenses after expense reductions (f)	1.08	(a)	1.09	1.09	N/A	N/A	N/A
Net investment income	3.94	(a)	2.83	2.92	3.43	3.20	3.81
Portfolio turnover	22	(n)	43	48	52	55	70
Net assets at end of period (000 omitted)	$124,578		$120,948	$118,550	$130,005	$125,116	$115,435

See Notes to Financial Statements

11

MFS Utilities Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

12

MFS Utilities Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Utilities Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from

13

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$221,718,369	$—	$—	$221,718,369
Portugal	15,034,535	—	—	15,034,535
Brazil	14,096,535	—	—	14,096,535
United Kingdom	10,902,022	—	—	10,902,022
Spain	9,682,726	—	—	9,682,726
Canada	7,520,975	—	—	7,520,975
Russia	5,474,975	342,056	—	5,817,031
Italy	5,724,703	—	—	5,724,703
Netherlands	4,531,865	—	—	4,531,865
Other Countries	30,088,989	—	—	30,088,989
U.S. Corporate Bonds	—	2,442,763	—	2,442,763
Commercial Mortgage-Backed Securities	—	6,590	—	6,590
Foreign Bonds	—	478,510	—	478,510
Mutual Funds	1,548,286	—	—	1,548,286
Total Investments	$326,323,980	$3,269,919	$—	$329,593,899

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(216,929)	$—	$(216,929)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $968,999 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign

14

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$122,227	$(339,156)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Foreign Currency
Foreign Exchange	$(206,697)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$72,045

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

15

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $1,480,802 and a related liability of $1,548,266 for cash collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

16

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, derivative transactions, and partnership adjustments.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$8,173,039
Long-term capital gains	21,783,714
Total distributions	$29,956,753

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$256,562,721
Gross appreciation	79,540,698
Gross depreciation	(6,509,520)
Net unrealized appreciation (depreciation)	$73,031,178

As of 12/31/13
Undistributed ordinary income	15,025,041
Undistributed long-term capital gain	13,053,041
Other temporary differences	(385,259)
Net unrealized appreciation (depreciation)	37,447,343

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/14	Year ended 12/31/13	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$5,075,116	$—	$13,024,916
Service Class	—	3,097,923	—	8,758,798
Total	$—	$8,173,039	$—	$21,783,714

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $5,678, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

17

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $5,255, which equated to 0.0034% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $57.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0153% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $678 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $328, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than short-term obligations, aggregated $67,585,940 and $84,778,653, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	98,880	$2,732,411	86,183	$2,282,771
Service Class	101,373	2,838,486	380,388	9,960,263
	200,253	$5,570,897	466,571	$12,243,034
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	745,471	$18,100,032
Service Class	—	—	493,619	11,856,721
	—	$—	1,239,090	$29,956,753
Shares reacquired
Initial Class	(453,806)	$(12,714,684)	(1,180,256)	$(30,954,860)
Service Class	(665,295)	(18,714,796)	(1,164,725)	(30,105,873)
	(1,119,101)	$(31,429,480)	(2,344,981)	$(61,060,733)

18

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Net change
Initial Class	(354,926)	$(9,982,273)	(348,602)	$(10,572,057)
Service Class	(563,922)	(15,876,310)	(290,718)	(8,288,889)
	(918,848)	$(25,858,583)	(639,320)	$(18,860,946)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $619 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,137,060	19,673,464	(23,810,504)	20

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$624	$20

(8)	Subsequent Event

On April 8, 2014, the Board of Trustees of the fund approved a proposed Agreement and Plan of Reorganization, whereby MFS Utilities Portfolio, a portfolio of MFS Variable Insurance Trust II, would be reorganized into MFS Utilities Series, a series of MFS Variable Insurance Trust. The Agreement and Plan of Reorganization provides for the transfer of the assets of the MFS Utilities Portfolio to the MFS Utilities Series and the assumption by the MFS Utilities Series of the liabilities of the MFS Utilities Portfolio in exchange solely for shares of beneficial interest in the MFS Utilities Series. Immediately following the transfer, the MFS Utilities Series shares received by the MFS Utilities Portfolio will be distributed to shareholders, pro rata, and the MFS Utilities Portfolio will be liquidated and terminated. On July 31, 2014, shareholders of the MFS Utilities Portfolio approved the Agreement and Plan of Reorganization. The reorganization occurred as of the close of business on August 8, 2014.

19

MFS Utilities Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

20

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: August 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: August 15, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 15, 2014

*	Print name and title of each signing officer under his or her signature.